Registration No. 333-89488

& 811-21111

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 13	☒

THRIVENT VARIABLE ANNUITY ACCOUNT I

(Exact Name of Registrant)

THRIVENT FINANCIAL FOR LUTHERANS

(Name of Depositor)

625 Fourth Avenue South, Minneapolis, Minnesota 55415

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (612) 844-7215

NAME AND ADDRESS OF AGENT FOR SERVICE

James M. Odland

625 Fourth Avenue South

Minneapolis, Minnesota 55415

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2009 pursuant to paragraph (b) (1) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED

Interest in a separate account under flexible premium deferred variable annuity contracts.

Flexible Premium Deferred

Variable Annuity

Prospectuses

April 30, 2009

Thrivent Variable Annuity Account I

Thrivent Series Fund, Inc.

Thrivent.com

THRIVENT VARIABLE ANNUITY ACCOUNT I

PROSPECTUS

FOR

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY THRIVENT FINANCIAL FOR LUTHERANS

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com
Facsimile: 800-225-2264

This Prospectus describes an individual flexible premium deferred variable annuity contract (the “Contract”) (form # W-BC-FPVA) offered by Thrivent Financial for Lutherans (“Thrivent Financial,” “we,” “us” or “our”), a fraternal benefit society organized under Wisconsin law. It also describes the flexible premium variable annuity contract we began offering in 2002 (the “Prior Contract”) (form # W-BB-FPVA) and which is being replaced by the Contract. Appendix B to the Prospectus describes the differences between the Contract and the Prior Contract.

We allocate premiums based on your designation to one or more Subaccounts of Thrivent Variable Annuity Account I (the “Variable Account”), to Fixed Period Allocations or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (the “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). We provide the overall investment management for each of the Portfolios of the Fund, although some of the Portfolios are managed by an investment subadviser. The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Technology Portfolio

Thrivent Partner Healthcare Portfolio

(subadvised by Sectoral Asset Management, Inc.)

Thrivent Partner Natural Resources Portfolio

(subadvised by BlackRock Investment Management, LLC)

Thrivent Partner Emerging Markets Portfolio

(subadvised by Aberdeen Asset Management Investment Services Limited)

Thrivent Real Estate Securities Portfolio

Thrivent Partner Utilities Portfolio

(subadvised by BlackRock Investment Management, LLC)

Thrivent Partner Small Cap Growth Portfolio

(subadvised by Turner Investment Partners, Inc.)

Thrivent Partner Small Cap Value Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

Thrivent Mid Cap Growth Portfolio II

Thrivent Mid Cap Growth Portfolio

Thrivent Partner Mid Cap Value Portfolio

(subadvised by Goldman Sachs Asset Management, L.P.)

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Partner Worldwide Allocation Portfolio

(subadvised by Aberdeen Asset Management Investment Services Limited, Goldman Sachs Asset Management, L.P., Mercator Asset Management, LP, Principal Global Investors, LLC, and Victory Capital Management Inc.)

Thrivent Partner International Stock Portfolio

(subadvised by Mercator Asset Management, LP and Principal Global Investors, LLC)

Thrivent Partner Socially Responsible Stock Portfolio

(subadvised by Calvert Asset Management Company, Inc. and Atlanta Capital Management Company, L.L.C.)

Thrivent Partner All Cap Growth Portfolio

(subadvised by Calamos Advisors LLC)

Thrivent Partner All Cap Value Portfolio

(subadvised by OppenheimerFunds, Inc.)

Thrivent Partner All Cap Portfolio

(subadvised by Pyramis Global Advisors, LLC)

Thrivent Large Cap Growth Portfolio II

Thrivent Large Cap Growth Portfolio

Thrivent Partner Growth Stock Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent Equity Income Plus Portfolio

Thrivent Balanced Portfolio

Thrivent High Yield Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Partner Socially Responsible Bond Portfolio

(subadvised by Calvert Asset Management Company, Inc.)

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Mortgage Securities Portfolio

Thrivent Money Market Portfolio

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (“SAI”) dated April 30, 2009. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI and all other documents required to be filed with the SEC. The Table of Contents for the SAI may be found on Page 56 of this Prospectus. Definitions of special terms used in this Prospectus follow the Table of Contents.

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different. The Prospectus is valid only when accompanied or preceded by the current prospectus of Thrivent Series Fund, Inc.

The date of this Prospectus is April 30, 2009.

DEFINITIONS

Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts, the Fixed Account, and Fixed Period Allocations on or before the Annuity Date.

Age. The Annuitant’s Issue Age increased by one on each Contract Anniversary.

Annuitant. The person(s) named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Date. The date when annuity income payments will begin if an Annuitant is living on that date.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Contract. The flexible premium deferred variable annuity contract offered by Thrivent Financial and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of Issue.

Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application or the Contract is assigned to another person.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.

Date of Issue. The date on which the application is signed.

Fixed Period Allocation. An allocation to the MVA Account for a specified allocation period for which the interest rate is guaranteed. Surrenders or transfers from a Fixed Period Allocation may be subject to a Market Value Adjustment.

Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.

General Account. The General Account is the general account of Thrivent Financial, which consists of all assets of Thrivent Financial other than those allocated to a Separate Account of Thrivent Financial.

Guaranteed Lifetime Withdrawal Benefit (GLWB). An optional rider that guarantees a minimum lifetime withdrawal amount even if the account is depleted.

Issue Age. The age of the Annuitant on his or her birthday nearest the Date of Issue.

Market Value Adjustment (MVA). A positive or negative adjustment to accumulated value in Fixed Period Allocations when amounts are surrendered from Fixed Period Allocations, except that no adjustments will be applied to surrenders from a Fixed Period Allocation within 30 days before the end of its allocation period.

Medallion Signature Guarantee. A stamp provided by a financial institution that verifies your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or a savings association participating in the Medallion Signature Guarantee Program provides that service.

MVA Account. Market Value Adjustment Account is the account to which an investment in the Fixed Period Allocation is made.

Portfolio. A Portfolio of the Fund. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

DEFINITIONS

Qualified Plan. A retirement plan that receives favorable tax treatment under Section 401, 403, 408, or 408A or similar provisions of the Internal Revenue Code.

Return Protection Allocation (RPA). An optional benefit that allows you to allocate a set amount to an RP subaccount that guarantees a minimum Accumulated Value as guaranteed in your Contract for a duration of 7 or 10 years, depending upon your selection.

RP subaccount. A Subaccount that is chosen when implementing the Return Protection Allocation optional benefit. There are currently five subaccounts available for this optional benefit.

Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.

Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Treasury Rate. The weekly average of the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15. If this report is not available for any week, we will use the most recently reported week. If Treasury Rates are no longer available, we will use similar rates as approved by the insurance supervisory officials in the state in which the Contract was delivered.

Valuation Day. Each day the New York Stock Exchange is open for trading. The Valuation Day ends at the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time.

Valuation Period. The period of time from the determination of Accumulation and Annuity Unit Values on a Valuation Day to the determination of those values on the next Valuation Day.

Variable Account. Thrivent Variable Annuity Account I, which is a Separate Account of Thrivent Financial. The Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice provided by the Contract Owner and received in good order by Thrivent Financial.

FEE AND EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. For a complete discussion of Contract fees and expenses, see Charges and Deductions.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Contract. No state premium taxes are deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%

Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	7.00%[1]

Transfer Charge (after 12 free transfers per Contract Year)	$25[2]

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Fees and Expenses other than Fund Expenses
Annual Administrative Charge		$30	[3]
Annual Separate Account Expenses as a percentage of average Contract value	Contract Years
Maximum Mortality & Expense Risk Charge[4]	1-7	8+

Basic Death Benefit	1.25%	1.15%
Maximum Charges for Optional Benefit (based on benefits chosen)

Maximum Anniversary Death Benefit (MADB)	0.20%	0.20%

Premium Accumulation Death Benefit (PADB)	0.40%	0.40%

Earnings Addition Death Benefit (EADB)	0.25%	0.25%

MADB and PADB	0.50%	0.50%

MADB and EADB	0.35%	0.35%

PADB and EADB	0.55%	0.55%

MADB and PADB and EADB	0.65%	0.65%

Basic Death Benefit and Return Protection Allocation (RPA)[5]	0.75%	0.75%

MADB and RPA[5]	0.95%	0.95%

GLWB Risk Charge[6]	1.25%	1.25%
Maximum Total Separate Account Expenses[7]	2.50%	2.40%

Charges after the Annuity Date
Mortality and Expense Risk Charge (after annuitization)	1.25%
Commuted Value Charge (for surrender of settlement option)	0.25%	[8]

See Annuity Provisions in this prospectus for a discussion of these other charges.

The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2008 for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios amounts are based on estimates for the current fiscal year. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.

Total Annual Fund Operating Expenses[9]
	Maximum	Minimum
(expenses that are deducted from Fund assets, including management fees, and other expenses):	2.80%	0.39%

Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

If a Portfolio is structured as a “fund of funds,” total gross annual Portfolio expenses also include the fees associated with the Portfolios in which it invests. Because of this a Portfolio that is structured as a “fund of funds” may have higher fees and expenses than a Portfolio that invests directly in debt and equity securities. For a list of the “fund of funds” Portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.

Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following two examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Example 1 shows a Contract with a combination of features and portfolio ranges that yield the most expensive total cost. Example 2 shows the cost of a Contract with the most expensive optional feature and the corresponding range of portfolio options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: Contract with the MADB, PADB and EADB Optional Death Benefits10

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$1,130	$1,950	$2,770	$4,972
Minimum Portfolio Expenses:	$907	$1,286	$1,671	$2,853
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$1,130	$1,950	$2,500	$4,972
Minimum Portfolio Expenses:	$907	$1,286	$1,366	$2,853
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$500	$1,500	$2,500	$4,972
Minimum Portfolio Expenses:	$262	$802	$1,366	$2,853

Example 2: Contract with the GLWB Rider11

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$1,004	$1,579	$2,162	$3,837
Minimum Portfolio Expenses:	$995	$1,551	$2,116	$3,747
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$1,004	$1,579	$1,873	$3,837
Minimum Portfolio Expenses:	$995	$1,551	$1,826	$3,747
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$365	$1,110	$1,873	$3,837
Minimum Portfolio Expenses:	$355	$1,081	$1,826	$3,747

For more information, See Charges and Deductions in this prospectus and the prospectus for the Fund.

Notes to Fee and Expense Tables:

1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first seven Contract Years. The surrender charge is 7% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years 8 and later. The surrender charge also will be deducted if the annuity payments begin during the first three Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).

2 You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.

3 An annual administrative charge of up to $30 may apply to some Contracts. This charge is waived if (a) the Accumulated Value of the Contract on the Contract Anniversary is at least $15,000, (b) the sum of premiums paid on, less all surrenders made from, the Contract is at least $15,000, or (c) the sum of premiums paid less all surrenders made during the Contract Year just ended is at least $2,400. See Charges and Deductions—Annual Administrative Charge.

4 The table shows the guaranteed maximum risk charges for Contract Years 1-7 and later. We currently expect the risk charge for Contract Years 8 and later to be 0.15% less than the guaranteed charge shown in the table. On or after the Annuity Date, the risk charge will be 1.25%. See Charges and Deductions—Risk Charge. The risk charge for a Contract pending payout due to a death claim is based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.

5 The amount shown is based on the guaranteed charge for the Return Protection Allocation. The current charge is 0.55%. We may change the current charge in the future, but it will never be greater than the guaranteed charge of 0.75%.

6 The amount shown is based on the guaranteed maximum charge for the GLWB Rider. The current charge is as follows: 0.85%, 0.55%, and 0.35% for the Moderately Aggressive, Moderate and Moderately Conservative Allocations, respectively.

7 The maximum total separate account expenses occur when the GLWB Rider is selected as an optional benefit.

8 If a payee under a settlement option elects to receive a lump sum instead of continuing payments, we will pay the commuted value of the future payments for the remaining guaranteed period. The commuted value is determined by using an interest rate that is 0.25% more than the interest rate used to determine the annuity payments.

9 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain of the Portfolios. After taking these contractual and voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.36% to 1.50%. The reimbursements may be discontinued at any time. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2008 for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year.

10 For this example, the following assumptions are used: 0.65% optional benefit charge, 1.25% mortality and expense risk charge (1.15% for years 8 through 10), and portfolio operating expenses ranging from 0.39% to 2.80%.

11 For this example, the following assumptions are used: 1.25% optional benefit charge, 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 0.73% to 0.83%.

SUMMARY

Please see Definitions at the beginning of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.

The Contract

The Contract along with any riders, endorsements, amendments, application, and our Articles of Incorporation and Bylaws constitutes your entire agreement. See The Contracts.

We issue individual flexible premium deferred variable annuity contracts. In order to purchase a Contract, you must submit an application to us through one of our financial associates who is also a registered representative of Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”). We only offer the Contract to a member or to a person eligible for membership who is also applying for membership. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until the Annuity Date.

The minimum acceptable initial premium is $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000 or $1,000 if electronic payments of $100/month are established. We may, at our discretion, waive this initial premium requirement. You may pay additional premiums under the Contracts, but we may choose not to accept any additional premium less than $50.

Exchange Program. From time to time, we may offer to exchange older variable annuity contracts previously issued by Thrivent Financial, Thrivent Life Insurance Company, AAL or Lutheran Brotherhood for the Contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable.

Allocation of Premiums. You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account, the Fixed Account, or, if available, Fixed Period Allocations. Certain of the investment options may be unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and the amount of variable annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. The interest rate that applies to the Fixed Account or a Fixed Period Allocation depends upon the date of the allocation and the allocation period selected.

Optional Investment Programs. We offer optional Dollar Cost Averaging and Asset Rebalancing Programs. See The Contracts—Dollar Cost Averaging and The Contracts—Asset Rebalancing.

Free Look Period. You have the right to return the Contract within 10 days after you receive it. (Some states require a longer free look period).

Return Protection Allocations. Your Contract provides for an optional benefit that guarantees the future value of amounts allocated to specified Subaccounts (“RP Subaccounts”) for either a seven-year or ten-year period.

Guaranteed Lifetime Withdrawal Benefit (GLWB). For an additional charge, a rider is available that guarantees a minimum lifetime withdrawal amount even if the account is depleted. Once you begin receiving benefits under the GLWB, you may not make subsequent premium payments. No GLWB withdrawals can be made under the benefit until or after the

SUMMARY

Annuitant reaches Age 62. The GLWB Withdrawal Period must begin on the Annuity Date if an election is not made on or before the Annuity Date.

Surrenders. If you request a surrender on or before the Annuity Date, we will pay to you all or part of the Accumulated Value of a Contract after making any Market Value Adjustment to amounts in Fixed Period Allocations and deducting any applicable surrender charge or taxes. Partial surrenders must be for at least $200 and must not reduce the remaining Accumulated Value in the Contract to less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Annuity Date.

Transfers. On or before the Annuity Date, you may request the transfer of all or a part of your Contract’s Accumulated Value to or from up to 40 Subaccounts, the Fixed Account, or Fixed Period Allocations. Transfers to and from the RP Subaccounts are subject to the requirements for Return Protection Allocations. You may request 12 free transfers per Contract Year. After the Annuity Date, you may change the percentage allocation of variable annuity payments among the available Subaccounts up to 12 times per Contract Year. However, you may no longer transfer out of the Fixed Account after the Annuity Date. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge. We reserve the right to limit the number of transfers you make in any Contract Year. See The Contracts—Transfers of Accumulated Value for more details, including the restrictions on transfers.

Death Benefits. The Contract offers a Basic Death Benefit if the Annuitant dies before the Annuity Date. In addition, for an additional charge, you may purchase any combination of three optional death benefit which may increase the death benefit if the Annuitant dies before the Annuity Date:

♦	the Maximum Anniversary Death Benefit;

♦	the Premium Accumulation Death Benefit; or

♦	the Earnings Addition Death Benefit.

These optional benefits are not available in all states.

These optional benefits are not available with the GLWB.

A GLWB Survivor Benefit is available if you purchase the GLWB. Under this benefit, a surviving beneficiary may elect to receive the GLWB benefits or the standard death benefits. See The Contracts—Guaranteed Lifetime Withdrawal Benefits (GLWB) Rider for more details.

See The Contracts—Death Benefit Before the Annuity Date and The Contracts—Optional Death Benefit.

Annuity Provisions

You may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. See Annuity Provisions for more details.

Federal Tax Status

For a description of the federal income tax status of annuities, see Federal Tax Status—Taxation of Annuities in General. Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.

Condensed Financial Information

Condensed financial information derived from the financial statements of the Variable Account is contained in Appendix A.

THRIVENT FINANCIAL AND THE VARIABLE ACCOUNT

Thrivent Financial

We are a fraternal benefit society owned by and operated for our members. We were organized in 1902 under Wisconsin law, and we are in compliance with Internal Revenue Code Section 501(c)(8). We are currently licensed to transact life insurance business in all 50 states and the District of Columbia.

We are subject to regulation by the Office of the Commissioner of Insurance of the State of Wisconsin as well as by the insurance regulators of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account of ours, which was established on May 9, 2002. The Variable Account meets the definition of a “separate account” under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices.

We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of federal securities laws. We may transfer to our General Account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

INVESTMENT OPTIONS

Variable Investment Options and the Subaccounts

You may allocate the premiums paid under the Contract and transfer the Contract’s Accumulated Value to up to 40 of the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. Note that the italicized Portfolios below are “fund of funds;” which are comprised of investments in other Portfolios within the Fund. These portfolios have higher fees than the other Portfolios since they include a fee in addition to the fees of the underlying Portfolios themselves. The Subaccounts and the corresponding Portfolios are listed below. If you choose the Return Protection Allocation, or the Guaranteed Lifetime Withdrawal Benefit, you are limited in your investment options to the Thrivent Moderately Conservative Allocation, the Thrivent Moderate Allocation and the Thrivent Moderately Aggressive Allocation Subaccounts. See The Contracts—Return Protection Allocations and The Contracts—Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Technology Subaccount	Thrivent Technology Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Partner Natural Resources Subaccount	Thrivent Partner Natural Resources Portfolio
Thrivent Partner Emerging Markets Subaccount	Thrivent Partner Emerging Markets Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Partner Utilities Subaccount	Thrivent Partner Utilities Portfolio
Thrivent Partner Small Cap Growth Subaccount	Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Subaccount	Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Subaccount II	Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Subaccount	Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Subaccount	Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Subaccount	Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Subaccount	Thrivent Partner International Stock Portfolio
Thrivent Partner Socially Responsible Stock Subaccount	Thrivent Partner Socially Responsible Stock Portfolio
Thrivent Partner All Cap Growth Subaccount	Thrivent Partner All Cap Growth Portfolio
Thrivent Partner All Cap Value Subaccount	Thrivent Partner All Cap Value Portfolio
Thrivent Partner All Cap Subaccount	Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Subaccount II	Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Subaccount	Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent Equity Income Plus Subaccount	Thrivent Equity Income Plus Portfolio
Thrivent Balanced Subaccount	Thrivent Balanced Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent Partner Socially Responsible Bond Subaccount	Thrivent Partner Socially Responsible Bond Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent Bond Index Subaccount	Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Subaccount	Thrivent Mortgage Securities Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio

INVESTMENT OPTIONS

Each of the Portfolios has an investment objective as described below:

Thrivent Aggressive Allocation Portfolio. To seek long-term capital growth by implementing an asset allocation strategy.

Thrivent Moderately Aggressive Allocation Portfolio. To seek long-term capital growth by implementing an asset allocation strategy.

Thrivent Moderate Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Thrivent Moderately Conservative Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Thrivent Technology Portfolio. To seek long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Partner Healthcare Portfolio. To seek long-term capital growth.

Thrivent Partner Natural Resources Portfolio. To seek long-term capital growth.

Thrivent Partner Emerging Markets Portfolio. To seek long-term capital growth.

Thrivent Real Estate Securities Portfolio. To seek to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

Thrivent Partner Utilities Portfolio. To seek capital appreciation and current income.

Thrivent Partner Small Cap Growth Portfolio. To achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

Thrivent Partner Small Cap Value Portfolio. To seek long-term growth of capital by investing primarily in a professionally managed diversified portfolio of smaller capitalization common stocks and securities convertible into small company common stocks.

Thrivent Small Cap Stock Portfolio. To seek long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stock.

Thrivent Small Cap Index Portfolio. To strive for capital growth that tracks the performance of the S&P SmallCap 600 Index* by investing primarily in common stocks of the Index.

Thrivent Mid Cap Growth Portfolio II. To achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Mid Cap Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Partner Mid Cap Value Portfolio. To achieve long-term growth of capital.

Thrivent Mid Cap Stock Portfolio. To seek long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.

Thrivent Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P MidCap 400 Index* by investing primarily in common stocks comprising the Index.

INVESTMENT OPTIONS

Thrivent Partner Worldwide Allocation Portfolio. To seek long-term capital growth.

Thrivent Partner International Stock Portfolio. To strive for long-term capital growth by investing primarily in a professionally managed diversified portfolio of common stocks of established, non-U.S. companies.

Thrivent Partner Socially Responsible Stock Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Growth Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Value Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Portfolio. To seek long-term growth of capital.

Thrivent Large Cap Growth Portfolio II. To achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

Thrivent Large Cap Growth Portfolio. To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

Thrivent Partner Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well established growth companies.

Thrivent Large Cap Value Portfolio. To achieve long-term growth of capital.

Thrivent Large Cap Stock Portfolio. To seek long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Large Cap Index Portfolio. To seek total returns that track the performance of the S&P 500* Index by investing primarily in common stocks of the Index.

Thrivent Equity Income Plus Portfolio. To seek income plus long-term capital growth.

Thrivent Balanced Portfolio. To seek long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

Thrivent High Yield Portfolio. To achieve a higher level of income through investment in a diversified portfolio of high yield securities (“junk bonds”) which involve greater risks than higher quality investments, while also considering growth of capital as a secondary objective.

Thrivent Diversified Income Plus Portfolio. To seek to maximize income while maintaining prospects for capital appreciation by investing primarily in a diversified portfolio of income-producing securities.

Thrivent Partner Socially Responsible Bond Portfolio. To seek to maximize income.

Thrivent Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities.

Thrivent Bond Index Portfolio. To strive for investment results similar to the total return of the

INVESTMENT OPTIONS

Barclays Capital Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

Thrivent Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.

Thrivent Mortgage Securities Portfolio. To seek a combination of current income and long-term capital appreciation by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Thrivent Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

* “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s 500”, “500”, “Standard & Poor’s SmallCap 600 Index”, “S&P SmallCap 600 Index”, “Standard & Poor’s MidCap 400 Index” and “S&P MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of the Fund, which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

INVESTMENT OPTIONS

We cannot assure that the Portfolios will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the various Portfolios of the Fund. A full description of the Portfolios, their investment objectives, policies, expenses, and risks and other aspects of the Fund’s operations is contained in the accompanying prospectus for the Fund, which should be carefully read in conjunction with this Prospectus.

Shares of the Fund are sold to other Portfolios of the Fund, to other insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company (“Thrivent Life”), and to retirement plans that we sponsor. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:

♦	Changes in state insurance laws;

♦	Changes in Federal income tax law;

♦	Changes in the investment management of the Fund, or

♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.

If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.

The Fund is registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.

The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another Subaccount, the Fixed Account, or a Fixed Period Allocation as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

INVESTMENT OPTIONS

Investment Management

We act as investment adviser for the Portfolios of the Fund, and we are a registered investment adviser under the Investment Advisers Act of 1940. We and the Fund have engaged the following investment subadvisers:

Subadviser	Portfolio Name
Sectoral Asset Management, Inc.	Thrivent Partner Healthcare Portfolio
BlackRock Investment Management, LLC	Thrivent Partner Natural Resources Portfolio
Aberdeen Asset Management Investment Services Limited	Thrivent Partner Emerging Markets Portfolio
BlackRock Investment Management, LLC	Thrivent Partner Utilities Portfolio
Turner Investment Partners, Inc.	Thrivent Partner Small Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Small Cap Value Portfolio
Goldman Sachs Asset Management, L.P.	Thrivent Partner Mid Cap Value Portfolio
Aberdeen Asset Management Investment Services Limited, Goldman Sachs Asset Management, L.P., Mercator Asset Management, LP, Principal Global Investors, LLC, and Victory Capital Management Inc.	Thrivent Partner Worldwide Allocation Portfolio
Mercator Asset Management, LP and Principal Global Investors, LLC	Thrivent Partner International Stock Portfolio
Calvert Asset Management Company, Inc. and Atlanta Capital Management Company, L.L.C.	Thrivent Partner Socially Responsible Stock Portfolio
Calamos Advisors LLC	Thrivent Partner All Cap Growth Portfolio
OppenheimerFunds, Inc.	Thrivent Partner All Cap Value Portfolio
Pyramis Global Advisors, LLC	Thrivent Partner All Cap Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Growth Stock Portfolio
Calvert Asset Management Company, Inc.	Thrivent Partner Socially Responsible Bond Portfolio

The Fund pays each of the above Subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

Addition, Deletion, Combination, or Substitution of Investments

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If Portfolio shares of the Fund are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we also may, in our sole discretion, establish new Subaccounts, combine two or more Subaccounts, or eliminate one or more Subaccounts if marketing needs, tax considerations or investment

INVESTMENT OPTIONS

conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.

If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, deregistered under that Act if registration is no longer required, or combined with other separate accounts of ours.

Fixed Account

On or before the Annuity Date, you may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Account. After the Annuity Date, you may no longer transfer out of the Fixed Account. Any amounts allocated to the Fixed Account are invested with our General Account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The interest rate credited for a Contract with an optional death benefit will be 0.25% lower than the interest rate credited for a Contract without any optional death benefits. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than the Fixed Account Guaranteed Interest Rate shown in your Contract. The last-in, first-out accounting method will be used for partial surrenders, transfers, annual administrative charges, and transfer charges.

Fixed Period Allocations and the Market Value Adjustment Account

You may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Period Allocations. Fixed Period Allocations are invested in a non-unitized separate investment account of ours, the Market Value Adjustment Account (“MVA Account”). Each such allocation or transfer must be at least $1,000 and will be a separate Fixed Period Allocation. For each amount allocated or transferred to a Fixed Period Allocation, you select an allocation period then offered by us. We may not offer any Fixed Period Allocations during some periods of time. The interest rate that applies to a Fixed Period Allocation depends upon the date of the allocation and the duration selected. Interest will be credited on Fixed Period Allocations from the date of allocation or transfer and will be guaranteed for the entire period. Interest will be compounded daily and the effective annual interest rate will never be less than the Fixed Period Allocation Minimum Guaranteed Interest Rate shown in your Contract. Accumulated Value which is surrendered from a Fixed Period Allocation more than 30 days before the end of its allocation period is subject to a Market Value Adjustment (“MVA”).

At the end of an allocation period for a Fixed Period Allocation, if the amount allocated to that Fixed Period Allocation is at least $1,000, it will be applied on the expiration date as a new Fixed Period Allocation, unless, prior to the expiration date, you give us Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form) to surrender or transfer that amount. The allocation period will be the same as for the period just ended, provided that the period does not extend beyond the Annuity Date and that it is still offered by us. Otherwise, the allocation period will be the longest period then offered by us that does not extend beyond the Annuity Date. If the amount of the allocation is less than $1,000 or if all allocation periods then offered would extend beyond the Annuity Date, the amount of that Fixed Period Allocation will be transferred to the Thrivent Money Market Subaccount. We will notify you at least 30 days before the end of an allocation period for a Fixed Period Allocation. The first-in first-out accounting method will be used for surrenders and transfers from Fixed Period Allocations.

INVESTMENT OPTIONS

Market Value Adjustment

A MVA will apply to any portion of an amount in a Fixed Period Allocation that is surrendered more than 30 days before the end of its allocation period. The adjustment may increase or decrease the amount surrendered. The adjustment is determined by multiplying the total amount surrendered times:

(n/12) [(1 + i)/(1 + j + .0025)] -1

where:

i is the Treasury Rate for the week prior to the date of allocation for a maturity equal to the Fixed Period Allocation from which the surrender is made;

j is the Treasury Rate for the week prior to the date of surrender for a maturity equal to the number of whole months remaining in that allocation period, but if fewer than 12 months remain, we will use the Treasury Rate for a maturity of one year; and

n is the whole number of months remaining in that allocation period.

If a Treasury Rate is not available for a maturity of “n” months, then “j” will be determined by linear interpolation of rates for maturity periods closest to n months. If Treasury Rates are no longer available, we will use similar rates as approved by the Insurance Department of the state in which your Contract was issued.

MVAs will be applied before any surrender charges. We guarantee that MVAs will not reduce interest earned on amounts allocated to Fixed Period Allocations to less than an effective annual rate, compounded daily, equal to the Fixed Period Allocation Minimum Guaranteed Interest Rate shown in your Contract. Any increase in accumulated value to effect this guarantee will be calculated upon a total transfer or surrender from all Fixed Period Allocations. This increase will be transferred to the Thrivent Money Market Subaccount for any such transfer or will be included in the surrender amount for any such surrender. For any surrender after which there remains accumulated value in any Fixed Period Allocation, the full MVA will be applied.

As an example to illustrate the operation of the MVA formula, assume that a net withdrawal of $20,000 is requested from a seven-year Fixed Period Allocation with 60 months remaining in the Fixed Period Allocation. Assume also that the seven-year Treasury Rate for the week prior to the date you made an allocation to that seven-year Fixed Period Allocation was 9% and the five-year Treasury Rate for the week prior to the date of surrender or transfer of that seven-year Fixed Allocation Period is 9.25%. Under the formula, “i” is equal to 9%, “j” is equal to 9.25%, and “n” is equal to 60. To calculate the MVA, we divide the sum of 1.00 and “i”, 1.09, by the sum of 1.00 and “j” and .0025, or 1.095. The resulting figure, .995434, is then taken to the fifth, or “n”/12th power. From this amount, .977377, 1 is subtracted and the resulting figure, -.022623, is multiplied by an amount ($20,463) that will net $20,000 after application of the MVA of -$463. Since this figure is a negative number, the amount is subtracted from the remaining Fixed Period Allocation value. If “j” had been 8% instead of 9.25%, the MVA would have been +$678, which amount would have been added to the remaining Fixed Period Allocation value.

Additional Information about the Fixed Account and the MVA Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account and the MVA Account have not been registered under the Securities Act of 1933 (“1933 Act”), and neither the Fixed Account nor the MVA Account is registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly neither the Fixed Account, the MVA Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940

INVESTMENT OPTIONS

Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account or the MVA Account. Contract Owners have no voting rights in the Variable Account with respect to Fixed Account or Fixed Period Allocation values.

RISKS

This annuity has some risks which may include the following:

♦	The investment options you choose may lose value, and the Accumulated Value of your contract can go down;

♦	Depending on the contract features you select, your investment options may be limited;

♦	This annuity has liquidity risk because a surrender charge may apply to full or partial surrenders made during the surrender charge period;

♦	In addition to taxes on gain, there may be a tax penalty if you withdraw money from the annuity prior to age 59 1/2;

♦

If you elect a Settlement Option, you will only receive periodic annuity payments as frequently as you selected. There is a risk that your annuity payments will not keep pace with your personal expenses. If you choose a life income with no guaranteed period, there is a risk that you will die prematurely and no death proceeds will be paid to your beneficiaries.

THE CONTRACT

Purchasing a Contract

You purchase a Contract by submitting an application to us through one of our financial associates who is also a registered representative of Thrivent Investment Mgt. Contracts are offered to members and people eligible for membership. In your application you select the features of your Contract, including:

♦

The amount of your initial premium. This premium must be at least $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000 or $1,000 if electronic payments of $100/month are established.

♦

How you want your premiums allocated among the Subaccount(s), the Fixed Account, and/or Fixed Period Allocations. We reserve the right to limit the number of allocations to subaccounts to no more than 40.

♦	Whether you want to add the Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

♦	Whether you allocate any premium to a Return Protection Allocation.

♦	The death benefit options which you want.

♦

The beneficiary or beneficiaries you want to receive the benefit payable upon the death of the Annuitant. Premium amounts greater than $1 million will require prior approval, and we reserve the right to limit the total amount of all premiums paid on the Contract to $5 million.

From time to time, we may offer to exchange older variable annuity contracts previously issued by Thrivent Financial, Thrivent Life Insurance Company, AAL or Lutheran Brotherhood for the Contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable.

Processing Your Application

We will process your application when we receive it. Your Contract’s Date of Issue is the date you sign the application. If we determine that your application is in good order, we will approve it within two days after we receive it. If we determine that the application is not in good order, we will attempt to complete it within five business days. If the application is not complete at the end of this period, we will tell you the reason for the delay and we will return the initial premium to you unless you specifically consent to our keeping it until the application is complete.

Allocation of Premiums

At the end of the Valuation Period during which we approve your application, we will allocate your initial premium among the Subaccount(s), the Fixed Account, and/or Fixed Period Allocations according to your application. Any amount of your initial premium which you allocate to a Subaccount will be credited to your Contract with a number of Accumulation Units of that Subaccount based on the Subaccount’s Accumulation Unit Value at the end of that Valuation Period. Subsequent allocations to a Subaccount will be credited with a number of Accumulation Units of that Subaccount based on the Subaccount’s Accumulation Unit Value at the end of the Valuation Period when the allocation is made. See Subaccount Valuation.

You may allocate to up to 40 subaccounts. The allocation percentages that you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums that you pay after the initial premium are allocated at the end of the Valuation Period in which we receive them using the allocation percentages specified in your application. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or by telephone if you have that authorization. Unless specifically designated otherwise, any change will apply to all future premiums unless you request another change.

THE CONTRACT

If you add the GLWB Rider, you must allocate 100% of the Accumulated Value to one eligible Subaccount (see GLWB Rider). Premiums may only be paid during the GLWB Waiting period. We must approve any such allocation with less than $25,000 of Accumulated Value.

The minimum you may allocate to a Fixed Period Allocation is $1,000. If you allocate an amount less than $1,000 to a Fixed Period Allocation, we will allocate that amount to the Thrivent Money Market Subaccount.

The minimum you may allocate to an RP subaccount is $10,000. If you allocate an amount less than $10,000 to an RP subaccount, we will allocate that amount to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount for which the allocation was intended. If you allocate an amount greater than $10,000 to an RP subaccount and do not provide the full amount of the allocation with your application, we will allocate the partial amount received that you designate for an RP subaccount to the corresponding asset allocation Subaccount. Once the full amount is received, you can request to add the Return Protection Allocation and transfer the amount to the RP subaccount by submitting a signed Thrivent Financial Return Protection Allocation Request to our Service Center. The Return Protection Allocation will not be added until we receive your request at our Service Center in good order.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

Free Look Period

After you receive your Contract, you have a “free look” period of 10 calendar days (some states require a longer free look period, which will be indicated in your Contract) to decide if you want to keep it. If you decide to cancel the Contract within the free look period, you may do so by returning the Contract and providing Written Notice of cancellation to our Service Center or a financial representative. Once we receive the Contract and notice of cancellation, we will cancel the Contract and refund to you an amount equal to the Accumulated Value. The Accumulated Value may be more or less than your premium payment depending upon the investment performance. This means you bear the risk of any decline in your Accumulated Value until we receive your Contract and notice of cancellation. However, in certain states we must return your premium payment, if greater.

In addition to the “free look” period described, if your Contract is an IRA and you revoke it within 7 days after initially receiving the IRA disclosure, we will refund all premiums that you have paid regardless of the state in which the Contract was issued.

Accumulated Value of Your Contract

On or before the Annuity Date, your Contract’s value is expressed as its Accumulated Value. Your Contract’s Accumulated Value is the sum of the accumulated values in Subaccounts, the Fixed Account, and Fixed Period Allocations.

Your Contract’s Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any amount in Fixed Period Allocations, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract’s Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Subaccount Valuation

On any Valuation Day, the accumulated value of your investment in a Subaccount is equal to the number of

THE CONTRACT

Accumulation Units attributable to that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. On any day that is not a Valuation Day, the accumulated value for a Subaccount will be determined on the next Valuation Day.

Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the number of Accumulation Units of the Subaccount in your Contract.

We credit your Contract with Accumulation Units of a Subaccount when:

♦	You allocate premiums to that Subaccount;

♦	You transfer Accumulated Value into that Subaccount from another Subaccount, the Fixed Account, or a Fixed Period Allocation;

♦	Your spouse is the sole beneficiary and elects to continue the Contract after your death, and the excess of the death benefit over the Accumulated Value is allocated to the Subaccount; or

♦	The amount necessary to satisfy a return protection guarantee is added to the Subaccount.

We reduce the Accumulation Units in a Subaccount when:

♦	You transfer Accumulated Value out of that Subaccount into another Subaccount, the Fixed Account, or a Fixed Period Allocation;

♦	You make a surrender from that Subaccount;

♦	Transfer charges are applied against the Subaccount; or

♦	The annual administrative charge is applied to the Subaccount.

Accumulation Unit Value. For each Subaccount, there are multiple accumulation unit values, depending upon the different risk charges assessed against the Contracts participating in that Subaccount. A risk charge varies according to whether any death benefit options or Return Protection Allocations have been selected and the total accumulated value in the Subaccounts. A Subaccount’s Accumulation Unit Value for your Contract is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. Accumulation Unit Values may increase or decrease at the end of each Valuation Period. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (1) multiplied by (2) where:

(1)	Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.

(2)	Is the Net Investment Factor for that Subaccount for that period.

Net Investment Factor. The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (1) by (2) and then subtracting (3) where:

(1)	Is the sum of:

(a)	The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the Valuation Period; plus

(b)	The per share amount of any dividend or capital gain distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period; plus or minus

(c)	A per share charge or credit for any taxes reserved that we determine to be a result of the investment operation of the Portfolio.

(2)	Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.

(3)	Is the factor representing the risk charges deducted from the Subaccount on a daily basis for the annual product expenses. Total product

THE CONTRACT

expenses will vary based on the optional benefits, if any, selected by you for your Contract. A table of product expenses is shown on page 6.

Minimum Accumulated Value

We will terminate your Contract on any Contract Anniversary if the Accumulated Value before the deduction of any annual administrative charge is less than $600 and you have not paid a premium during the previous 36-month period.

If your Contract will not meet this requirement on an upcoming Contract Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the Contract in force. If you fail to pay at least that amount, we may terminate your Contract on the Contract Anniversary and pay you the remaining Accumulated Value.

Return Protection Allocations

Your Contract provides for an optional benefit that guarantees the future value of amounts allocated to specified Subaccounts for either a seven-year or ten-year period (“Return Protection Allocation”). There are currently five investment options (“RP subaccounts”) providing the guaranteed rates for the periods and investment styles shown in the table. You may choose a maximum of two of the following allocations; one in each waiting period:

Waiting Period	Moderately Conservative Allocation Subaccount	Moderate Allocation Subaccount	Moderately Aggressive Allocation Subaccount

7 Years	1.5% return	Return of allocation amount	N/A

10 Years	2.0% return	1.0% return	Return of allocation amount

Each RP subaccount invests in a Portfolio of the Fund that is a “fund of funds,” meaning that it invests primarily in other Portfolios of the Fund rather than directly in specific securities. For each RP subaccount, there is a corresponding Subaccount that invests in the same Portfolio as the RP subaccount. The corresponding Subaccount differs from the RP subaccount in that there is no investment guarantee associated with allocations to the corresponding Subaccount. The corresponding Subaccounts serve as investment vehicles for moneys that are not intended for, could not qualify for, or lost their qualifications for, the investment guarantees associated with the RP subaccounts.

We guarantee that the accumulated value of a Return Protection Allocation (“RPA”) at the end of its allocation period will be equal to the allocation amount accumulated for the duration of the allocation period at the effective annual interest rate for that RPA (as described in the table above) adjusted as follows:

(1)	As of the day that a partial surrender is made, the accumulated allocation amount is decreased by the same proportion as the accumulated value of the RPA was decreased by that surrender.

(2)	On any Contract Anniversary that we deduct an annual administrative charge, the accumulated allocation amount is decreased by the same proportion as the accumulated value of the RPA was decreased by the deduction for the annual administrative charge.

An RPA must be at least $10,000. This amount may be funded by a premium payment or by transfers from other investment options. See Allocation of Premiums for certain restrictions. On any Valuation Day you may not have more than one seven-year and one ten-year RPA, and an allocation to an RPA may not be made if your Contract includes either the Premium Accumulation Death Benefit or the Earnings Addition Death Benefit. Furthermore, during the first two years you have an RPA, you may not make a transfer from your

THE CONTRACT

accumulated value in an RP Subaccount to any other investment option.

Each RPA may not have an expiration date later than either the Annuity Date or the Contract Anniversary on which the Annuitant attains age 90 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains age 90). An RPA automatically terminates on the earlier of its expiration date or the date that Death Benefits are calculated. You may only terminate an RPA prior to its expiration date if you give us Written Notice or notice by telephone (if you have such authorization). An RPA will terminate upon the death of the Annuitant at which time the RPA’s accumulated value will be transferred to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount. An RPA may be terminated during its first two years, but only by requesting a surrender of the accumulated value of the RPA, and a surrender charge may apply. An RPA may be terminated more than two years after the date of its allocation by (1) requesting a surrender of the accumulated value of the RPA, for which a surrender charge may apply, or (2) requesting that the RPA’s accumulated value be transferred to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP Subaccount.

At the end of an allocation period for an RPA, if the amount allocated to that RPA is at least $10,000, it will be applied on the expiration date as a new RPA, unless, prior to the expiration date, you give us Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form) to surrender or transfer that amount. The RPA will be applied to the same RP Subaccount and for the same period as the expired RPA, provided that the period does not extend beyond the date described above and that it is still offered by us. If the amount of the RPA is less than $10,000 or if the allocation period would extend beyond the date described above or is no longer available, the amount of that RPA will be transferred to the corresponding Subaccount available without the return protection benefit that invests in the same Portfolio as the RP Subaccount. If that Subaccount is no longer available for new allocations, the accumulated value of the expired RPA will be allocated to the Thrivent Money Market Subaccount. We will notify you at least 45 days before the end of an allocation period for an RPA.

Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider

The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider (the “Rider”) is an optional benefit that allows you to withdraw up to a guaranteed withdrawal amount (GWA) each Contract Year for as long as the Rider is in force. GWA payments are not subject to a surrender charge and may be withdrawn each Contract Year after the GLWB Calculation Date, described below. The GWA will vary based on the Age the Rider is added, the Age additional premium payments are made, and the length of time the Contract Owner waits to set guaranteed values. These factors determine the applicable Withdrawal Percentage and Benefit Base, described below, that are used to compute the GWA.

Generally, the longer the GLWB Rider is in place before you begin taking the GWA, the greater the GWA will be. The period of time before you begin taking the GWA is called the GLWB Waiting Period. See GLWB Waiting Period, below. The period of time after you begin taking the GWA is called the GLWB Withdrawal Period. See GLWB Withdrawal Period, below. The GWA will also be affected if you take Excess Partial Surrenders, which are surrender amounts in excess of the GWA in any Contract Year. See Effect of Excess Partial Surrenders, below.

The Rider also guarantees the return of the Accumulated Value on the Rider Date of Issue plus premiums added less adjustments for partial surrenders taken and charges deducted to the Contract Owner’s beneficiary if the

THE CONTRACT

Annuitant dies before the Annuity Date and before the foregoing guaranteed amount has been returned through guaranteed withdrawals. This guaranteed amount is called the GLWB Survivor Benefit and is subject to certain conditions. See GLWB Survivor Benefit, below.

We impose a GLWB Risk Charge for this benefit as a percentage of average daily Accumulated Value based on the Subaccount you choose. This charge will not exceed 1.25% and is in addition to the Contract’s Mortality and Expense Risk Charge. See GLWB Risk Charge, below. During the GLWB Withdrawal Period (described below), each Contract Year we will waive surrender charges provided your cumulative surrenders during a Contract Year do not exceed the GWA for that Contract Year or 10% of the Accumulated Value at the time the first partial surrender is made in that Contract Year.

You may purchase the GLWB Rider as a part of your Contract at the time the Contract is issued or after your Contract is issued. At the Date of Issue of the Rider the Annuitant must be at least 50 years of age, and no more than 85 years of age. When the GLWB Rider is issued, the premium or the Accumulated Value of the Contract should be at least $25,000. We must provide prior approval before issuing a GLWB Rider if the premium or Contract’s Accumulated Value is less than $25,000 or equal to or greater than $1 million. We do not offer the GLWB Rider on Contracts with joint annuitants. The GLWB Rider is not available while any of the following optional benefits are in force:

♦	Maximum Anniversary Death Benefit;

♦	Premium Accumulation Death Benefit;

♦	Earnings Addition Death Benefit; or

♦	Return Protection Allocation.

If you do have any of the above benefits, they would have to be cancelled before we can issue the GLWB Rider. Neither Dollar Cost Averaging nor Asset Rebalancing is available if you have the GLWB Rider. You should carefully consider whether the absence or cancellation of these benefits is appropriate for you before electing the GLWB Rider.

GLWB Waiting Period. The GLWB Waiting Period begins when the Rider is issued and continues until you establish your GLWB Calculation Date. During both the GLWB Waiting and Withdrawal Periods, we will compute the Benefit Base, which we use to calculate the amount of GWA. On the GLWB Rider Date of Issue, the Benefit Base is equal to the Accumulated Value. If the GLWB Rider is issued on the Contract’s Date of Issue, the Benefit Base will equal the initial premium into the Contract. If the Rider is added after the Contract is issued, the Benefit Base will equal the Accumulated Value that is transferred to the Subaccount you choose on the Date of Issue of the Rider. At the time the GLWB Rider is added, you must allocate all of your Accumulated Value to only one of the following investment options:

♦	Thrivent Moderately Aggressive Allocation Subaccount;

♦	Thrivent Moderate Allocation Subaccount; or

♦	Thrivent Moderately Conservative Allocation Subaccount.

If the Date of Issue of the GLWB Rider is after the Contract’s Date of Issue, the Accumulated Value will be transferred on the Date of Issue of the Rider to the Subaccount elected by you. A Market Value Adjustment will apply to Accumulated Value that is transferred from a Fixed Period Allocation more than 30 days before the end of its allocation period. The Market Value Adjustment may increase or decrease the amount transferred. See Investment Options—Fixed Period Allocations and the Market Value Adjustment Account for a description of the Market Value Adjustment.

THE CONTRACT

While the GLWB Rider is in force, transfer to another Subaccount is restricted. Restrictions include:

♦	Allocation transfer must be 100% to another Allocation Subaccount (as outlined above as permissible investment options).

♦	Transfers may only be made if the Benefit Base is increased to equal the Accumulated Value on the Contract Anniversary in accordance with the Rider.

♦	The request to transfer must be made before the end of the valuation day by the 45th day after your Contract Anniversary.

Automatic transfers are not allowed while the GLWB Rider is in force.

Benefit Base during the GLWB Waiting Period. On each Contract Anniversary during the GLWB Waiting Period, the Benefit Base is ratcheted up to equal the Accumulated Value at the end of the prior day if such adjustment would increase the Benefit Base. If the Accumulated Value is less than the current Benefit Base, then the ratchet feature does not change the Benefit Base. The Benefit Base is increased by any premiums that we receive before the GLWB Calculation Date. However, no premiums can be paid within one year from any partial surrender.

During the GLWB Waiting Period, the Benefit Base is decreased in the event a partial surrender is taken or when the annual administrative charge is taken. The Benefit Base is decreased by the amount taken if the Benefit Base is less than or equal to the Accumulated Value. Otherwise, the Benefit Base is decreased by the same proportion that the Accumulated Value is decreased by the amount taken.

Example:

A $5,000 partial surrender is taken from a Contract in which the Accumulated Value is $90,000, but the Benefit Base is $100,000. The resulting Benefit Base would be calculated as follows:

[1- (5,000/90,000)] x 100,000 = $94,444.44

The Benefit Base on the Contract Anniversary that you elect to be the GLWB Calculation Date is adjusted as described above for any premiums allocated and partial surrenders made on or after that Contract Anniversary and before we receive notification of your election of the GLWB Calculation Date.

GLWB Withdrawal Period. The GLWB Waiting Period ends and the GLWB Withdrawal Period begins on the GLWB Calculation Date. To set your GLWB Calculation Date, you must notify us within 45 days after an eligible Contract Anniversary. An eligible Contract Anniversary is any Contract Anniversary on or after the Contract Anniversary the Annuitant reaches 62 years of age and on or before the Annuity Date. Once you provide the proper notification, the most recent Contract Anniversary date will become the GLWB Calculation Date. No further premiums will be accepted after you elect the GLWB Calculation Date. If you do not elect a GLWB Calculation Date before your Annuity Date, the GLWB Calculation Date will be the Annuity Date. Once the GLWB Calculation Date is set, the GWA is calculated. The calculation continues annually until the Rider terminates. No Annual Administrative Charge is deducted during this period.

Benefit Base during the GLWB Withdrawal Period. On any Contract Anniversary after we receive notice of your election of the GLWB Calculation Date and on or before the date that the Annuitant reaches Age 90, the Benefit Base is adjusted to equal the Accumulated Value at the end of the prior day if the adjustment will increase the Benefit Base. After we receive notice of your election of the GLWB Calculation Date, the Benefit Base will be reduced for GLWB Excess Surrenders, defined below, but will not be reduced by the amount of the GWA. The amount of the reduction is described below under Effects of partial surrenders during the GLWB Withdrawal Period.

Withdrawal Percentage. The Withdrawal Percentage is the percentage that is applied to the Benefit Base to determine the GWA. The initial Withdrawal Percentage

THE CONTRACT

is determined on the GLWB Calculation Date. The Withdrawal Percentage is based on the Annuitant’s Age at which each premium payment is made and the waiting period from the premium payment date until the GLWB Calculation Date. The initial Withdrawal Percentage is equal to the weighted average of each adjusted premium multiplied by the applicable Percentage Applied from the table below, as follows:

1)	the sum of adjusted premiums, each multiplied by its Percentage Applied shown in the table below; divided by

2)	the sum of adjusted premiums.

Annuitant’s Age on Date of Premium Allocation	Percentage Applied Full Contract Years from the Date of Premium Allocation to the GLWB Calculation Date
	0-4	5-9	10-14	15+
50-56	—	4.5%	5.0%	6.0%
57-61	4.0%	4.5	5.5	6.5
62-66	4.0	5.0	6.0	7.0
67-71	4.5	5.5	6.5	7.5
72-76	5.0	6.0	7.0	7.0
77-81	5.5	6.5	6.5	6.5
82+	6.0	6.0	6.0	6.0

Each premium payment will be assigned a Percentage Applied. The Withdrawal Percentage used to determine the GWA is calculated as the weighted average of the Percentages Applied.

For example, assume the Accumulated Value at the time the Rider is added is $100,000 and the Annuitant is age 62. Two years later at the Annuitant’s age 64, the Annuitant makes an additional premium of $50,000. Then at age 68, the Annuitant adds another $50,000 premium payment. The Annuitant decides to begin taking the GWA at age 72. From the chart above, the weighted Withdrawal Percentage would be:

[(100,000 x 6%) + (50,000 x 5%) + (50,000 x 4.5%)] = 5.375%

200,000

For purposes of calculating the Withdrawal Percentage, adjusted premiums are determined by subtracting the amount of partial surrenders taken from premiums paid on a last-in, first-out basis at the time the partial surrender is taken. Generally, the Withdrawal Percentage will be higher if premiums are paid earlier and if partial surrenders are made later.

For example, if the Annuitant in the preceding example took a partial surrender of $10,000 at Age 63, and a partial surrender of $5,000 at age 69, the weighted Withdrawal Percentage would be:

[(90,000 x 6%) + (50,000 x 5%) + (45,000 x 4.5%)] = 5.365%

185,000

In addition, premiums paid within the first three months after a Contract Anniversary will be treated as if they were allocated on that Contract Anniversary and at the Age on that Anniversary. All other premiums allocated during the GLWB Waiting Period will be treated as if they were allocated on the next Contract Anniversary after the date of allocation and at the Age on that Anniversary. This treatment of premiums is only for purposes of assigning the Percentage Applied to the adjusted premium amount.

For example, assume an Annuitant’s Contract Anniversary falls on May 1 of each year. If the Annuitant pays a premium on August 1 of the current year (i.e., within 3 months of the May 1 Contract Anniversary), that premium will be treated as if it were allocated on May 1 of that year and at the Age on that Contract Anniversary. If the Annuitant pays a premium on September 1 of the current year (i.e., more than 3 months after the May 1 Contract Anniversary), that premium will be treated as if it were allocated on May 1 of the following year at the Age on May 1 of the following year.

Guaranteed Withdrawal Amount (GWA). You will need to notify us when you want to begin taking the GWA. The GWA is the amount that can be withdrawn

THE CONTRACT

each Contract Year without a surrender charge. The GWA is determined on the GLWB Calculation Date and each Contract Anniversary thereafter. The GWA is equal to the Benefit Base (not to exceed $5 million) multiplied by the Withdrawal Percentage. The GWA may change from year to year depending on whether the Benefit Base was increased, as described above, or decreased as a result of GLWB Excess Surrenders. On any day that the Benefit Base is decreased during the GLWB Withdrawal Period, the GWA will be adjusted, effective as of the next Contract Anniversary, to equal (a) the lesser of the Benefit Base on that date or $5,000,000, multiplied by (b) the Withdrawal Percentage, and the GWA will decrease proportionately. On any Contract Anniversary that the Benefit Base has increased during the GLWB Withdrawal Period to equal the Accumulated Value in accordance with the Rider, the Withdrawal Percentage will be compared to the Withdrawal Percentages in the following table based on the current Age of the Annuitant. The larger of the two Withdrawal Percentages will become the new Withdrawal Percentage. The following table is based on your Age under your Contract.

Annuitant Age on Contract Anniversary	Attained Age Percentage Applied
67-71	4.50%
72-76	5.00%
77-81	5.50%
82-90	6.00%

The lesser of the increased Benefit Base or $5 million will be multiplied by the new Withdrawal Percentage to determine your new GWA. If the Benefit Base increases, your GWA will increase. Your GWA will not decrease unless your Benefit Base decreases. Any decrease in your GWA is effective on the following Contract Anniversary. No surrender charges will apply when partial surrenders are made during the GLWB Withdrawal Period except to the extent that total surrenders in a Contract Year exceed the greater of (a) the GWA, or (b) 10% of the Accumulated Value at the time of the first partial surrender in that Contract Year. Withdrawals of the GWA are taxed in the same manner as partial surrenders under the Contract. See Taxation of Partial and Full Surrenders on page 49 of the prospectus.

Withdrawals after your Annuity Date. While the GLWB Rider is in force, beginning on the Annuity Date, you will be required to withdraw a minimum amount from your Contract each year called a Required Withdrawal Amount. While the GLWB Rider is in force, instead of paying the Annuity Income beginning on the Annuity Date according to the Contract, we will pay you an amount equal to the excess, if any, of the Required Withdrawal Amount over the sum of any partial surrenders you have taken during that Contract Year. The Required Withdrawal Amount is the greater of (a) your GWA, and (b) the Accumulated Value at the end of the prior Contract Year multiplied by the Amortization Factor for the Age in the current Contract Year. Amortization Factors will not exceed the factors shown in the table below:

Amortization Table Used after the Annuity Date
Age	Factor	Age	Factor
90	6.04%	101	10.40%
91	6.24	102	11.28
92	6.47	103	12.36
93	6.71	104	13.70
94	7.00	105	15.43
95	7.31	106	17.72
96	7.66	107	20.93
97	8.06	108	22.63
98	8.52	109	33.30
99	9.05	110	47.14
100	9.67	111+	52.63

Based on your circumstances, you may want to consider annuitizing rather than continuing the GLWB. Before the Annuity Date, you will be informed of your options to continue with the GLWB or to annuitize your contract. If you want the flexibility to increase your partial surrenders or if you want access to the Accumulated Value at any time, you may want to continue the GLWB. If you do not need this flexibility, you should consider annuitizing by electing a settlement option instead. Settlement options may provide higher guaranteed payments and longer guaranteed periods, depending on the option you select.

THE CONTRACT

If a Required Minimum Distribution (RMD) is defined for the Contract by Section 401(a)(9) of the Internal Revenue Code, then at the end of each calendar year, we will pay you an amount equal to the excess, if any, of the Required Minimum Distribution determined by us for that calendar year over the sum of any partial surrenders you have taken during that calendar year.

Any amounts that we pay will be treated as partial surrenders under the Contract.

Effects of partial surrenders during the GLWB Withdrawal Period. If the sum of partial surrenders within a Contract Year exceeds the greatest of:

♦	the GWA for that Contract Year,

♦	the Required Minimum Distribution (RMD) for that calendar year, if any, as we determine for the Contract, or

♦	if that day is in a Contract Year that began in the prior calendar year, the RMD, if any, for the prior calendar year that we determine for this Contract;

this excess amount is a GLWB Excess Surrender. Any subsequent partial surrender taken within the same Contract Year in which a GLWB Excess Surrender is made will also be considered a GLWB Excess Surrender. A GLWB Excess Surrender affects the calculation of the Benefit Base. If the Benefit Base is less than or equal to the Accumulated Value, the Benefit Base is decreased by the amount of the GLWB Excess Surrender. If the Benefit Base is greater than the Accumulated Value, the Benefit Base is decreased by the same percentage as the Accumulated Value according to the following ratio:

a
b - (c-a)

Where:

a = GLWB Excess Surrender amount

b = Accumulated Value prior to surrender

c = partial surrender amount

No surrender charges will apply to partial surrenders made during the GLWB Withdrawal Period to the extent partial surrenders in a Contract Year do not exceed the greater of the GWA for that Contract Year, or 10% of the Accumulated Value at the time of the first partial surrender in a Contract Year.

GLWB Survivor Benefit. If the Annuitant dies during the GLWB Withdrawal Period and before the Annuity Date, the beneficiary may elect to receive the GLWB Survivor Benefit, if any, in lieu of any death proceeds under the Contract. If the Annuitant dies after the Annuity Date, the beneficiary may elect to receive the GLWB Survivor Benefit, if any, in lieu of the Accumulated Value of the Contract. The survivor should work with a financial representative to determine whether to take a lump sum standard death benefit, the fixed amount settlement option offered as the Survivor Benefit, or the commuted value of the Survivor Benefit. The beneficiary must notify us of their election to receive the GLWB Survivor Benefit within 60 days after we receive proof of death of the Annuitant. On the date the GLWB Rider is issued, the GLWB Survivor Benefit equals the Accumulated Value. Thereafter, the GLWB Survivor Benefit increases on a day we apply a premium by the amount of the premium, and decreases on a day in which a partial surrender or annual administrative charge is deducted by the amount of the partial surrender or administrative charge. However, if a GLWB Excess Surrender is taken, the GLWB Survivor Benefit is decreased as follows: if the GLWB Survivor Benefit is less than or equal to the Accumulated Value, the Benefit is decreased by the amount of the surrender; or, if the GLWB Survivor Benefit is greater than the Accumulated Value, the benefit is first decreased by the amount of the partial surrender that does not represent the GLWB Excess Surrender. The remaining amount is then decreased by the following ratio:

a
b - (c-a)

Where:

a = GLWB Excess Surrender amount

b = Accumulated Value prior to surrender

c = partial surrender amount

THE CONTRACT

We will pay the GLWB Survivor Benefit in equal amounts under a settlement agreement. Payments will continue until the sum of payments equals the GLWB Survivor Benefit. The payment period will not exceed the life expectancy of the beneficiary. If the Annuitant dies before the Annuity Date and the spouse of the Annuitant is the sole primary beneficiary, the surviving spouse may elect to continue the Contract as Annuitant and owner. At the time this election becomes effective, the Accumulated Value of the Contract and any excess of Death Proceeds over the Accumulated Value on that date will remain in the Subaccount in which the Accumulated Value was allocated at that time, but will no longer be subject to the GLWB Risk Charge. We account for this by crediting the surviving spouse with Subaccount accumulation units that are not subject to the GLWB Risk Charge in lieu of units that are subject to the Charge. This election results in a termination of the GLWB Rider. If the election to continue the Contract is not made within 60 days from the date we receive proof of death, the surviving spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. This also results in the termination of the GLWB Rider.

Termination of the GLWB Rider. You may terminate the GLWB Rider at any time provided it is at least two years after we issued the Rider. The termination will be effective on the date we receive Written Notice from you. The Rider also terminates at the earliest of any of the following events:

♦	the date of Contract termination;

♦	the date we receive satisfactory proof of the death of the Annuitant;

♦	the date you elect to receive annuity income under the Contract;

♦	the date during the GLWB Waiting Period that the sum of partial surrenders made and annual administrative charges deducted for this Contract exceeds the sum of premiums paid; or

♦	the date during the GLWB Withdrawal Period that the Benefit Base is reduced to zero.

If the Contract terminates because the GWA that is surrendered exceeds the Accumulated Value, we will continue to pay you the GWA each year for as long as the Annuitant is alive under a settlement agreement that we will issue. If the GLWB Rider terminates for reasons other than the termination of the entire Contract, the Accumulated Value will remain in the same Subaccount but will no longer be subject to the GLWB Risk Charge, unless you request a different allocation. We account for this by crediting you with Subaccount accumulation units that are not subject to the GLWB Risk Charge in lieu of units that are subject to the Charge. Once the GLWB Rider terminates, the GLWB Risk Charge will also cease. If the Rider terminates after the Annuity Date and there is Accumulated Value remaining, we will begin paying Annuity Income according to the Contract.

If your Contract is used in a Qualified Plan or 403(b) Plan, you are subject to restrictions on withdrawals you may take prior to a triggering event and you should consult your tax or legal advisor prior to purchasing an optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the Federal Tax Status section in the Prospectus. The GLWB Rider is not available within certain employer-sponsored retirement plans.

Death Benefit Before the Annuity Date

Your Contract provides for a death benefit if the Annuitant dies before the Annuity Date. The amount of the death benefit will be the sum of (1) and (2) where

(1)	Is the greatest of:

(a)	The Basic Death Benefit;

(b)	The Maximum Anniversary Death Benefit, if any; and

(c)	The Premium Accumulation Death Benefit, if any.

(2)	Is the amount of the Earnings Addition Death Benefit, if any.

THE CONTRACT

We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center satisfactory proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts, the Fixed Account, and Fixed Period Allocations according to the ratio of the accumulated value in each to the Accumulated Value of the Contract, except that any portion of the excess based on amounts in Fixed Period Allocations will be allocated to Thrivent Money Market Subaccount, and any portion of the death proceeds based on an RP subaccount will be allocated to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount. Once calculated, death proceeds may continue to be subject to the investment experience of the Variable Account. When based on the investment experience of the Variable Account, death proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount. Only when the beneficiary provides the claim form and all claim requirements in good order will that beneficiary’s share of the death proceeds be removed from the market so that claim payment can be made. In the case of multiple beneficiaries, we must receive a completed form from each beneficiary. We process each claim independently.

Example of calculation of death proceeds:

Harry died on June 20, 2009. Since the Contract’s issue date, Harry contributed a total of $300,000 of premium payments to his Contract and made no withdrawals. On June 25, 2009, we received proof of death. The current Accumulated Value of Harry’s Contract on that day was $275,000. The basic death benefit provides for an infusion to the Contract if the total premiums payments ever exceed the Accumulated Value when we receive satisfactory proof of death. We determined Harry’s basic death benefit by comparing the following:

Comparison Values
Total premiums paid	$300,000
Accumulated Value	$275,000

Basic Death Benefit	$300,000

Since the highest value is $300,000, an amount is infused into the Contract to bring the value of the contract up to $300,000 ($25,000 + $275,000 = $300,000). This amount equals the death proceeds.

Death Proceeds fluctuate daily and are not guaranteed as to minimum dollar amount. No proceeds are distributed until we receive the claim form in good order.

Example of Paying Death Proceeds to Beneficiaries:

On June 25, we received satisfactory proof of death; we determined that the death proceeds were $300,000 as of that day (30,000 accumulation units x $10 each). Harry’s two children are the beneficiaries and are entitled to  1/2 each (as a result, each one is entitled to 15,000 accumulation units). Beneficiaries submit their claim forms on different dates. As a result they receive the following:

Date	Beneficiary	Accumulation Unit Value	Death Claim Amount Received
July 10	Jenny	$11	15,000 x $11= $165,000
July 20	Garth	$9	15,000 x $9= $135,000

THE CONTRACT

Beneficiaries who are natural persons may elect to receive the death benefit in a lump sum or according to one of the settlement plans described in the Contract. See Annuity Provisions—Settlement Options.

Basic Death Benefit

The Basic Death Benefit is equal to the greater of the Accumulated Value on that day and the adjusted sum of premiums determined as follows:

(1)	As of the day a premium is received by us, the sum is increased by the amount of that premium.

(2)	As of the day a partial surrender or annual administrative charge is taken, the sum is decreased by the same proportion as the Accumulated Value was decreased by that amount.

Death Benefit Options

Any additional death benefits options must be set up at the time of application. Additional death benefit options may not be added after the Contract is in force.

Death Benefit Options are not available if any Annuitant(s) attained age is 74 or more.

Maximum Anniversary Death Benefit. If you purchase this option, the Maximum Anniversary Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) is the greatest of the Anniversary Death Benefits determined as of that day for each Contract Anniversary. The Anniversary Death Benefit for a Contract Anniversary is the Accumulated Value on that anniversary adjusted as follows for any premiums paid or amounts taken after that date:

(1)	As of the day a premium is received by us, the benefit is increased by the amount of that premium.

(2)	As of the day that a partial surrender or annual administrative charge is taken, the benefit is decreased by the same proportion as the Accumulated Value was decreased by that amount.

On any day after any Annuitant attains Age 80, the Maximum Anniversary Death Benefit is equal to the amount calculated above on the Age 80 Contract Anniversary adjusted as in (1) and (2) above for any premiums paid or amounts taken after that anniversary.

Premium Accumulation Death Benefit. If you purchase this option, the Premium Accumulation Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) is the lesser of:

(1)	The accumulation at 5% effective annual interest (compounded daily) of the premiums received by us adjusted for any partial surrenders and annual administrative charges. As of the day that a partial surrender or annual administrative charge is taken, the accumulated premiums are decreased by the same proportion as the Accumulated Value was decreased by the amount taken; and

(2)	Two times the adjusted sum of the premiums determined for the Basic Death Benefit.

The Premium Accumulation Death Benefit on any date after any Annuitant attains Age 80 is equal to the sum of the amount calculated above on the Age 80 Contract Anniversary and any premiums received by us after that anniversary, adjusted as in (1) above for any partial surrenders or annual administrative charges taken after that anniversary.

Earnings Addition Death Benefit. If you purchase this option, the Earnings Addition Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) will be 40% of the lesser of:

(1)	The adjusted sum of premiums determined for the Basic Death Benefit; and

(2)	The amount by which the Accumulated Value on that date exceeds the amount determined in clause (1) above.

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On any day after any Annuitant attains Age 80, the Earnings Addition Death Benefit is equal to the amount calculated above on the Age 80 Contract Anniversary adjusted for any partial surrenders or annual administrative charges taken after that anniversary. As of a day that a partial surrender or annual administrative charge is taken, the amount calculated on the Age 80 Contract Anniversary is decreased by the same proportion as the Accumulated Value was decreased by the amount taken.

Death of an Owner Before the Annuity Date

If you are an owner, but not the Annuitant, you may name a successor owner who will become an owner of this contract at your death. If an owner who is not the Annuitant dies before any Annuitant and before the Annuity Date, we will pay the Cash Surrender Value to the surviving owners in proportion to each owner’s percentage of ownership. The Cash Surrender Value must be paid within five years of the owner’s death. If your successor owner is a natural person, he or she may select an annuity payment option. Payments must begin within one year of your death and must be made over a period that does not extend beyond the life or life expectancy of the successor owner, as applicable. If your spouse is the sole surviving owner, then the spouse may elect, in lieu of receiving the Cash Surrender Value, to continue this contract in force as owner.

Spouse Election to Continue the Contract

If an Annuitant dies before annuity payments begin and that Annuitant’s spouse is the sole primary beneficiary, he or she may, to the extent permitted by law, elect to continue the Contract in force, in which case the surviving spouse will become and be treated as the Annuitant and owner effective on the date that the death proceeds are calculated (“Exchange Date”). Any amount of death proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts, the Fixed Account, and Fixed Period Allocations according to the ratio of the accumulated value in each to the Accumulated Value of the Contract, except that:

(1)	any portion of the increase based on amounts in a Fixed Period Allocation will be allocated to the Thrivent Money Market Subaccount; and

(2)	any portion of the increase based on an RP subaccount will be applied to a corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount

(3)	the Accumulated Value of the Contract on the Exchange Date and any excess of Death Proceeds over the Accumulated Value on that date will be transferred from the GLWB subaccount to a Subaccount investing in the same underlying portfolio without the GLWB benefit.

If an election to receive death proceeds or to continue the Contract is not made within 60 days, the surviving spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. The spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract.

If the surviving spouse elects to continue the Contract, the Basic Death Benefit and any optional death benefits will be determined according to your Contract based on the Accumulated Value on the Exchange Date.

If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

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Death of Annuitant After the Annuity Date

If the Annuitant dies while we are paying you an annuity income under a settlement option, any amounts payable will depend on the terms of the settlement option. See Annuity Provisions—Settlement Options.

Surrender

On or before the Annuity Date while the Annuitant is living, you may surrender your Contract for its cash surrender value or you may request a partial surrender or systematic partial surrender by completing an approved surrender form and sending it to our Service Center. The surrender or partial surrender will not be processed until we receive your surrender request at our Service Center in good order. If we receive your surrender request before the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, it will receive that day’s valuation.

If you have completed an approved telephone transaction authorization form, you may make partial surrenders by telephone. (Contracts used in a tax-sheltered annuity under Section 403(b) of the Internal Revenue Code will be subject to certain restrictions regarding surrenders and may require an employer signature. See Federal Tax Status—Qualified Plans.) Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.

The cash surrender value of your Contract will be equal to the Accumulated Value of your Contract increased or decreased by any MVA applied to Fixed Period Allocations and decreased by any surrender charge. See Charges and Deductions—Surrender Charge (Contingent Deferred Sales Charge).

When you request a partial surrender, you specify the amount that you want to receive as a result of the surrender. The partial surrender may be any amount which: (1) is at least $200 (except when used to pay premiums on a Thrivent Contract); (2) does not exceed the Accumulated Value; and (3) does not reduce the remaining Accumulated Value in the Contract to less than $1,000.

If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $1,000, we may contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $1,000 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we reserve the right to treat your request as a request for a full surrender.

If there is no MVA, surrender charge, or tax associated with the surrender, the amount surrendered will be the amount that you request to receive. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the MVA, surrender charge, and any tax.

When you request a partial surrender, we will allocate the partial surrender among the Subaccounts, the Fixed Account, and each Fixed Period Allocation according to the ratio for the Contract of the accumulated value (plus any MVA) in each Fixed Period Allocation, each Subaccount, and the Fixed Account to the Accumulated Value (plus any MVA) of the Contract. Amounts surrendered from a Subaccount will be done by reducing Accumulation Units of that Subaccount. Any amounts applied against Fixed Period Allocations will be taken in order from Fixed Period Allocations in first-in, first-out order.

With our approval, you may specify a different allocation for a partial surrender. If you have requested that a systematic partial surrender should be allocated to a specific Subaccount and the value in that Subaccount is less than the amount of the allocation, we will allocate the partial surrender as described above among the Subaccounts, the Fixed Account, and each Fixed Period Allocation.

THE CONTRACT

After the Annuity Date, your Contract does not have an Accumulated Value that can be surrendered. However, surrender may be allowed under certain settlement options. See Annuity Provisions—Settlement Options.

You must have a Medallion Signature Guarantee if you want to do any of the following:

♦	Surrender a value of more than $100,000;

♦	Send proceeds to an address other than the one listed on your account; or

♦	Make the check payable to someone other than the current owner(s).

A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent Financial Surrender form and have the signature (s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program.

Until December 31, 2009, we will waive the Medallion Signature Guarantee requirement where payment proceeds (not exceeding $100,000) are sent directly to a 501(c)(3) charitable organization. We may waive the Medallion Signature Guarantee requirement in other limited instances.

For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.

Transfers Of Accumulated Value

On or before the Annuity Date while an Annuitant is still living, you may request the transfer of all or a part of your Contract’s Accumulated Value among the Subaccounts, the Fixed Account, and Fixed Period Allocations.

You can request a transfer in two ways:

(1)	By giving us Written Notice; or

(2)	Notice by telephone after completing an approved telephone transaction authorization form.

We will process your transfer request prior to the close the regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Valuation Day. If you request a transfer to or from a Subaccount, we will credit or reduce your Accumulation Units of the chosen Subaccount. Transfers are subject to the following conditions:

♦	Transfers involving the GLWB are restricted as to the timing and the type of Subaccount choice. (See GLWB Waiting Period)

♦

The total amount transferred from a Subaccount, a Fixed Period Allocation, or the Fixed Account must be at least $200. However, if the total value in a Subaccount, a Fixed Period Allocation, or the Fixed Account is less than $200, the entire amount may be transferred. Transfers from a Fixed Period Allocation may be made only within 30 days before the end of its allocation period.

♦	Transfers involving the RPA are restricted as to the timing and Subaccount choices. (See Return Protection Allocations)

♦

The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 and 25% of the accumulated value in the Fixed Account at the time the first transfer is made in that Contract Year.

♦	The amount transferred to a Fixed Period Allocation cannot be less than $1,000.

♦	You may make 12 free transfers in any Contract Year. For each transfer in excess of 12 (excluding automatic transfers made through dollar cost

THE CONTRACT

averaging or asset rebalancing), we will charge you $25. We consider all amounts transferred in the same Valuation Period to be one transfer for purposes of this charge. It is not dependent upon the number of originating or destination Subaccounts. We reserve the right to limit the number of transfers you make in any Contract Year.

Transfers may also be subject to any conditions that the Portfolio whose shares are involved may impose.

Abusive Trading Policies and Monitoring Processes

We do not allow short-term and excessive transfers and other abusive trading practices, and we do not accommodate frequent purchases and redemptions except as described below. Abusive trading by contract owners can disrupt portfolio management and increase expenses of the underlying mutual fund and thereby negatively impact the performance of the corresponding subaccount.

We have adopted the following policies to combat abusive trading practices. Several different tactics are used to reduce the frequency and effect of abusive trading within the subaccounts. We may use a combination of monitoring contract owner activity and restricting contract owner transfers. When monitoring contract owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers, and trading patterns. In making this evaluation, we may consider trading in multiple contracts under common ownership or control.

We may deem the transfer out of all or a substantial portion of a contract owner’s subaccount value to be abusive if the transfer is made within fifteen days after the value was transferred into that subaccount. This policy does not apply to dollar cost averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.

If we determine that you are engaging in abusive trading activity, we will request you to cease such activity immediately. If we determine that you are continuing to engage in abusive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.

Although we seek to deter and prevent abusive trading practices, there are no guarantees that all activity can be detected or prevented. Contract owners engaging in abusive trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify abusive trading. Contract Owners still may be subject to the harmful effects of abusive trading practices if we are unable to detect and deter such practices.

Dollar Cost Averaging

Your Contract provides for two different dollar cost averaging programs that allow you to have automatic periodic transfers made to one or more Subaccounts up to a maximum of 40 other than RP subaccounts. Dollar cost averaging is generally suitable if you are making a substantial deposit to your Contract and desire to control the risk of investing at the top of a market cycle. Either dollar cost averaging program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar cost averaging does not guarantee that your Contract’s Accumulated Value will gain in value, nor will it protect against a decline in value if market prices fall. However, it can be an effective strategy to help meet your long-term goals.

You may not include the RP subaccounts, the Fixed Account or the Fixed Period Allocation as destinations

THE CONTRACT

for the dollar cost averaging program. To participate in a dollar cost averaging program, complete the approved Form at the time of your application or call the Service Center at 1-800-THRIVENT (1-800-847-4836) to request an approved Form. The dollar cost averaging programs you may participate in are described below.

Dollar Cost Averaging from the Fixed Account. In the application for your Contract, you may dedicate a premium of at least $10,000 to be allocated to a one-year allocation in the Fixed Account (the “DCA Fixed Account”) for automatic monthly transfers to one or more Subaccounts. You may not transfer to the RP Subaccounts, the Fixed Account, or a Fixed Period Allocation in the dollar cost averaging program. The amount allocated to the DCA Fixed Account will be credited with an interest rate that will be determined when the payment is received and will be guaranteed for the duration of the one-year period.

One-twelfth of the amount you allocate to the DCA Fixed Account will be transferred to the designated Subaccounts when we allocate your initial premium, and subsequent transfers will be made on the same date each month for the next 11 months. If that date falls on a date at the end of the month like the 29th, 30th, or the 31st and the subsequent month does not have a comparable date, we will process the transfer on the last business day of the month. If the date falls on a weekend the transfer will be processed on the following business day. The amount of the transfer each month will be equal to the accumulated value in the DCA Fixed Account divided by the number of automatic transfers remaining. If you terminate the automatic transfers before the twelfth transfer is made, the accumulated value in the DCA Fixed Account will be transferred to the Thrivent Money Market Subaccount unless you request that it be transferred to a different Subaccount.

Money Market Dollar Cost Averaging. You may establish a dollar cost averaging program to make periodic transfers of at least the minimum amount required from the Thrivent Money Market Subaccount to up to 40 Subaccounts except the RP Subaccounts and the Fixed Account. If the remaining amount to be transferred drops below the amount you established, the entire remaining balance will be transferred on the next transfer date. If you subsequently allocate additional amounts to the Money Market Subaccount, the transfers will begin again on the schedule you set unless you terminate the Money Market Dollar Cost Averaging program. Transfers will be made automatically on the date you choose (except the 29th, 30th, or 31st of a month). Transfers will continue until the entire amount in the Money Market has been depleted or until you notify us to discontinue the program. In order to terminate the program, we must receive Written Notice or notice by telephone (if you have such authorization).

Asset Rebalancing

On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. You may not include RP Subaccounts, the Fixed Account, or a Fixed Period Allocation in the asset rebalancing program. If you make additional premium payments or transfers into a Subaccount that was not previously included in the asset rebalancing program, those amounts will not be subject to rebalancing unless you revise your asset rebalancing program. You may select any date to begin the asset rebalancing program (except the 29th, 30th, or 31st of a month) and whether to have your Subaccounts reallocated semiannually or annually. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request an Asset Rebalancing Form. To terminate the asset rebalancing program, you must provide Written Notice to us. The program will not terminate automatically by transferring your allocations to another subaccount.

THE CONTRACT

Telephone and Online Transactions

You may perform various transactions over the telephone if we receive proper written authorization from you prior to any such transaction. You may give such authorization at the time you complete your application, or later upon request.

We have adopted reasonable security procedures to ensure the authenticity of telephone instructions, including requiring identification information, recording conversations and providing written confirmations of transactions. Nevertheless, we will honor telephone instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Contact Owner if an unauthorized person uses this service in the Contact Owner’s name. Thrivent Financial disclaims any liability for losses resulting from such transfers by reason of their allegedly not having been properly authorized. However, if Thrivent Financial does not take reasonable steps to help ensure that such authorizations are valid, Thrivent Financial may be liable for such losses. Certain circumstances may prevent you from conducting telephone transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone transaction, we recommend you provide us with Written Notice. If due to malfunction or other circumstances, the recording of the Contact Owner’s telephone request is incomplete or not fully comprehensible, we will not process the transaction.

The telephone number for transactions is (800) 847-4836.

We reserve the right to suspend or limit telephone transactions. We currently allow Contract Owners to pay premiums online at www.thrivent.com. We may offer other online transactions in the future. For more information regarding online transactions, please contact the Service Center at (800) 847-4836.

Timely Processing

We will process all requests in a timely fashion. Requests received prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Day will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Day. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of the following Valuation Day. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.

Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Accounts may be deferred up to six months.

Assignments

Assignment is the transfer of Contract ownership from one party to another. If the Contract was issued in a Qualified Plan, then before the Annuity Date:

♦	You may transfer ownership to a trust, custodian, or employer, unless the plan is governed by Sections 408 or 408A of the Internal Revenue Code.

♦	If the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant.

♦	Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than us.

If the Contract is not used in a Qualified Plan, then, before the Annuity Date, ownership may be transferred

THE CONTRACT

subject to our approval, except that joint Annuitants who are also joint owners may not transfer ownership to a natural person, and the Contract may be assigned as collateral. If the Contract was applied for as a juvenile contract, then ownership may be transferred only after control has been transferred to the Annuitant.

We are not bound by an assignment unless we receive notice of it in writing at our Service Center. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. See Federal Tax Status.

Contract Owner, Beneficiaries and Annuitants

The Annuitant is the owner of the Contract unless another owner is named in the application or ownership is transferred or assigned to another person. While an Annuitant is living and before the Annuity Date, the owner may exercise all of the owner’s rights under the Contract. If there are multiple owners, all must act in concert to exercise ownership rights.

If the Contract was applied for as a juvenile contract, the Annuitant may not exercise ownership rights until control is transferred to the Annuitant. Before control is transferred, the person who applied for the Contract as applicant/controller may exercise ownership rights on behalf of the Annuitant.

The Contract Owner may (subject to the eligibility requirements in the bylaws of Thrivent Financial) name a beneficiary to receive the death benefit or the annuity proceeds payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the Contract Owner, if living, or otherwise to the Contract Owner’s estate.

No Beneficiary change shall take effect unless received by Thrivent Financial at its principal office or corporate headquarters. When it is received, any change shall take effect as of the date the request for beneficiary change was signed, as long as the request for change was mailed or actually delivered to Thrivent Financial while the insured was alive. Such beneficiary change shall be null and void where Thrivent Financial has made a good faith payment of the proceeds or has taken other action before receiving the change.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of the Accumulated Value or begin receiving annuity proceeds, subject to certain exceptions noted below. This surrender charge applies only during the first seven Contract Years. During those years, we calculate the surrender charge as a percentage of the amount that you surrender. The amount surrendered to pay the surrender charge is subject to the surrender charge. The surrender charge will be deducted from the Accumulated Value after we pay you the amount you requested.

Surrender Charges
Contract Year	Percent Applied
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%

CHARGES AND DEDUCTIONS

After Contract Year seven, there is no charge for making surrenders. In addition, during the first seven Contract Years we will limit or waive surrender charges as follows:

♦	Surrenders Paid Under Certain Settlement Options. For surrenders that you make after Contract Year three, there is no surrender charge applied to amounts you elect to have paid under:

(1)	A settlement option for a fixed amount or a fixed period (including Option 3V described under Annuity Provisions—Settlement Options) if the accumulation period and the payment period equal or exceed the Surrender Charge period and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.

(2)	Options which involve a life income, including Option 4V or 5V described under Annuity Provisions—Settlement Options.

♦

Ten Percent Free Each Contract Year. In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year. This “Ten Percent Free” is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value that you may surrender without charge in the fourth Contract Year is 10%, not 40%.

♦

Total Disability of the Annuitant. There is no surrender charge during or within 90 days after the end of the Annuitant’s total disability (as defined in your Contract), provided that the total disability begins after the Contract is issued and before the Annuitant attains Age 65. We will require proof of total disability satisfactory to us.

♦

Confinement of the Annuitant or the Annuitant’s Spouse in a Hospital, Nursing Home, or Hospice. There is no surrender charge during or within 90 days after the end of the confinement of the Annuitant or the Annuitant’s spouse in a licensed hospital, nursing home, or hospice, provided that the confinement begins after the Contract has been issued and continues for at least 30 consecutive days. We will require proof of confinement satisfactory to us.

♦

Terminal Illness of the Annuitant or the Annuitant’s Spouse. There is no surrender charge if the Annuitant or the Annuitant’s spouse has a life expectancy of 12 months or less. We will require certification by a physician acting within the scope of his or her license and may require independent medical verification.

♦

Loss of the Annuitant’s Job. There is no surrender charge if the Annuitant is unemployed for 90 consecutive days and receives state unemployment benefits and the surrender is made during unemployment or within 90 days after unemployment benefits cease. The unemployment must begin after the Contract is issued. We will require satisfactory proof of unemployment.

♦

Series of Substantially Equal Periodic Payments for Life. There is no surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.

The limitations or waivers of surrender charges described above may not be available in all states. Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.

If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess. See Sufficiency of Charges below. We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

Risk Charge

We assume certain financial risks associated with the Contracts. Those risks are of three basic types:

♦	Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Date will be greater than the Accumulated Value available to

CHARGES AND DEDUCTIONS

pay those benefits, and (2) annuity payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.

♦	Expense Risk. This is the risk that the expenses we incur with respect to the Contracts will exceed Contract charges.

♦	Investment Risk. This is the risk that we will need to pay the guarantee associated with an RPA.

As compensation for assuming these risks, we deduct a daily risk charge from the average daily net assets in the Variable Account. Prior to the Annuity Date, the amount of the risk charge depends upon whether your Contract has the Basic Death Benefit only or one or more optional benefits. The Fee and Expense Tables set forth above list the risk charges for various optional benefits for a Contract. Contracts pending payout due to a death claim are charged at an annual rate of 0.95%. We guarantee that the risk charge for your Contract will never exceed the annual rates shown in the Fee and Expense Tables. On or after the Annuity Date, the risk charge for Annuity Unit Values is 1.25% without the GLWB Rider in effect, or a maximum of 2.50% with the GLWB Rider in effect.

If the risk charge is insufficient to cover the actual cost of the risks assumed by us, we will bear the loss. We will not reduce annuity payments to compensate for the insufficiency. If the risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.

GLWB Risk Charge. We impose a charge for the GLWB Rider equal to a percentage of the average daily Accumulated Value invested in the Subaccount you chose. This charge is in addition to the Mortality and Expense Risk charge for the Contract. The current effective annual charge for the Rider is as follows, and may not be increased beyond the maximum of 1.25%. This charge is deducted from the Subaccount and reflected in the daily Accumulation Unit Value.

Chosen Subaccount	Current Annual GLWB Risk Charge	Guaranteed Maximum Annual GLWB Risk Charge
Thrivent Moderately Aggressive Allocation Subaccount	0.85%	1.25%
Thrivent Moderate Allocation Subaccount	0.55%	1.25%
Thrivent Moderately Conservative Allocation Subaccount	0.35%	1.25%

The following are the maximum charges for a Contract with the GLWB:

	Guaranteed Maximum Mortality and Expense Risk Charge	Guaranteed Maximum Annual GLWB Risk Charge	Total Risk Charges
Contract Years 1-7	1.25%	1.25%	2.50%
Contract Years 8+	1.15%	1.25%	2.40%

In addition, charges may include the Annual Administrative Charge for Contracts with an Accumulated Value of $15,000 or less.

Annual Administrative Charge

On each Contract Anniversary, we will deduct an annual administrative charge from the Accumulated Value if:

(1)	the Accumulated Value on that day is less than $15,000; and

(2)	the sum of all premiums paid less all partial surrenders made on the Contract is less than $15,000; and

(3)	the sum of premiums paid less partial surrenders made during that the Contract Year just ended is less than $2,400.

The administrative charge will be $30 or, if less, 2% of the Accumulated Value on that Contract Anniversary. It

CHARGES AND DEDUCTIONS

will be taken from the Contract’s interest in each of the Subaccounts, Fixed Period Allocations, and the Fixed Account in the proportion that the value of each bears to the Contract’s Accumulated Value. For purposes of determining the allocation of the charge, the amount of a Fixed Period Allocation and the amount of the Accumulated Value will include any applicable MVA. If a portion of the charge is to be assessed against Fixed Period Allocations, such allocations will be taken on a first-in, first-out basis.

Transfer Charge

You may make 12 free transfers in each Contract Year. On subsequent transfers (other than the dollar cost averaging and asset rebalancing programs), you will incur a $25 transfer charge.

Surrender of Life Income Settlement Option

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. We calculate the commuted value of the payments remaining in the guaranteed period by using an interest rate that is 0.25% higher than the interest rate that is used to determine the income payable under the life income settlement option.

Limited Exception to Surrender Charges

When the Contract is offered within a Qualified Plan in exchange for another variable annuity previously issued by us which is in a Qualified Plan, we may reduce or waive the surrender charge or the length of time that it applies.

Expenses of the Fund

Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fee or other expenses incurred by the Fund. See the Fee and Expense Tables and the accompanying current prospectus for the Fund.

Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax Status.

Sufficiency of Charges

If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our General Account which may include, among other things, proceeds derived from risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

ANNUITY PROVISIONS

Annuity Date

The Annuity Date is the date on which we begin paying you an annuity income provided by your Contract’s cash surrender value. The Annuity Date stated in your Contract is the latest date on which we will begin paying you an annuity income. In general, the Annuity Date stated in the Contract is the later of (1) the Contract Anniversary on which the Annuitant attains Age 90 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 90) or (2) seven years after the Issue Age. You may select a date after the Date of Issue as the Annuity Date by giving us Written Notice at least 10 days before both the Annuity Date currently in effect and the new Annuity Date. The new date is subject to our approval and any applicable surrender charge. See Charges and Deductions.

ANNUITY PROVISIONS

The new Annuity Date will generally not be extended past the Annuity Date stated in the Contract.

Annuity Proceeds

The annuity proceeds will be the amount provided by the cash surrender value on the Annuity Date. If the Annuity Date occurs within the first seven Contract Years, surrender charges will be deducted from the Accumulated Value if they apply.

Unless you direct otherwise, the annuity proceeds will be allocated among the Subaccounts and the Fixed Account according to the ratio that each of the Subaccounts and the Fixed Account bears to the cash surrender value, and any amount of the cash surrender value attributable to a Fixed Period Allocation will be applied to the Fixed Account. You may change the allocation among the Subaccounts or make a transfer to a Fixed Annuity by providing us with Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form). Any change in the allocation will be effective at the end of the Valuation Period that we receive your request, and it will affect the amount of future variable annuity payments.

We will pay you the annuity proceeds under a settlement agreement according to the annuity settlement option that you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Date.

If you have not selected either a settlement option or a single sum payment by the Annuity Date, we will pay proceeds of $2,000 or more using a variable annuity with (1) life income with 10-year guarantee period if one Annuitant is living on the Annuity Date, or (2) joint and survivor life income with a 10-year guarantee period if two Annuitants are living on the Annuity Date, with either variable annuity based on an assumed investment rate of 3%.

Settlement Options

You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis or both.

The fixed annuity settlement options available to you are described in your Contract but are not summarized here. The variable annuity settlement options that your Contract offers are as follows:

♦	Option 3V—Income for a Fixed Period. Under this option, we pay an annuity income for a fixed period up to 30 years or life expectancy, if greater.

♦

Option 4V—Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to 360 months.

♦

Option 5V—Joint and Survivor Life Income with Guaranteed Period. Under this option, we pay an annuity income for as long as at least one of two payees is alive. If both payees die during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to 360 months.

In addition to these settlement options, proceeds may be paid under any other settlement option that you suggest and to which we agree.

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. The lump sum payable on any day is the present value of payments remaining in the guaranteed period, based on variable annuity unit

ANNUITY PROVISIONS

values on the date the lump sum is elected and the interest rate used to determine the income payable plus 0.25%.

If an owner or payee dies on or after the Annuity Date and before all of the annuity proceeds have been paid, we must pay any remaining annuity proceeds under the settlement option at least as rapidly as payments were being paid under that settlement option on the date of death.

Frequency of Annuity Payments

Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. Payments under any settlement option must be in amounts at least as great as $50. If annuity payments would be or become less than $50, we may change the frequency of payments to intervals that will result in payments of at least $50.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by applying the proceeds to be paid to the annuity table in the Contract for the option that you select. The table is based upon an Assumed Investment Rate (“AIR”) and shows the amount of the initial annuity payment for each $1,000 applied. The AIR is the interest rate used to determine the amount of the variable annuity payments. The AIR affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. You may select an AIR of 3%, 4%, or 5% when you choose a variable annuity settlement option. If you select an AIR of 5%, you will receive a higher initial payment, but subsequent payments will rise more slowly or fall more rapidly than if you select an AIR of 3% or 4%. If the actual investment experience is equal to the AIR that you choose, your annuity payments will remain level.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period unless you request a change in the allocation or you have selected a joint and survivor life income settlement option with a reduced payment after the first payee dies. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value. See Subaccount Annuity Unit Value below. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity table in the Contract is based on the mortality table specified in the Contract. Under that table, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

The Contract contains a formula for adjusting the Age of the Annuitant based on the date when the annuity payments begin for purposes of determining the monthly annuity payments. If the annuity payments begin prior to 2010, there is no age adjustment. If the annuity payments begin during the years 2010 through 2019, the Annuitant’s Age is reduced one year. For each decade thereafter, the Annuitant’s Age is reduced one additional year.

An age adjustment results in a reduction in the monthly annuity payments that would otherwise be made.

ANNUITY PROVISIONS

Therefore, if the rates we are using are those shown in the annuity tables contained in the Contract, it may be advantageous for you to begin receiving annuity payments on a date that immediately precedes the date on which an age adjustment would occur under the Contract. For example, the annuity payment rates in the annuity tables for an Annuitant who begins receiving annuity payments in the year 2020 are the same as those for annuity payments which begin 12 months earlier, even though the Annuitant is one year older, because the new decade results in the Annuitant’s age being reduced an additional year. Our current annuity rates, unlike the guaranteed rates, do not involve any age adjustment.

Subaccount Annuity Unit Value

A Subaccount’s Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period. The initial Annuity Unit Value for a Subaccount was equal to the initial Accumulation Unit Value for that Subaccount. At the end of any subsequent Valuation Period, each Subaccount’s Annuity Unit Value is equal to (1) x (2) x (3) where:

(1)	Is that Subaccount’s Annuity Unit Value at the end of the immediately preceding Valuation Period.

(2)	Is that Subaccount’s Net Investment Factor for the current Valuation Period. See Net Investment Factor described earlier in this Prospectus.

(3)	Is a discount factor equivalent to the assumed investment rate.

The risk charge assessed against Annuity Unit Values is 1.25%.

GENERAL PROVISIONS

Entire Contract

Your entire insurance Contract is comprised of:

♦	the Contract including any attached riders, endorsements or amendments;

♦	the application attached to the Contract; and

♦	the Thrivent Financial Articles of Incorporation and Bylaws which are in effect on the issue date of the Contract.

Postponement of Payments

We may delay payment of any surrender, death proceeds or annuity payment amounts that are in the Variable Account if:

(1)	The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or

(2)	An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets.

Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

Purchase Payments

Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks or third-party checks. If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

GENERAL PROVISIONS

Date of Receipt

Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center in proper form unless received (1) after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or (2) on a date which is not a Valuation Day. In either of these two cases, the date of receipt will be deemed to be the next Valuation Day.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of federal law. Among other things, this program requires us, our financial representatives and customers to comply with certain procedures and standards that serve to ensure that our customers’ identities are properly verified and that premiums are not derived from improper sources. We reserve the right to verify any information received by accessing information maintained in databases internally or externally.

Applicable laws designed to prevent terrorist financing and money laundering might in certain circumstances, require us to block certain transactions until we receive authorization from the appropriate regulator.

Our anti-money laundering program is subject to change without notice to account for changes in applicable laws or regulations. We may also make changes as a result of our ongoing assessment of exposure to illegal activity.

Maintenance of Solvency

This provision applies only to values in the General Account and the MVA Account.

If our reserves for any class of contracts become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member’s fair share of the deficiency. If the payment is not made, it will be charged as a loan against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in combination with the loan. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.

Reports to Contract Owners

At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report. We will mail your report to your last known address unless prior mailings have been returned undeliverable to us. We will make a reasonable effort in these situations to locate you in order to continue mailing your report and other related documents. Please notify the Service Center if your address has changed.

State Variations

Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.

Gender Neutral Benefits

In 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that the application of sex-distinct actuarial tables to employees based upon their gender in calculating the amount of retirement benefits violates Title VII of the Civil Rights Act of 1963. Because of this decision, employer-sponsored retirement plans may not use sex-distinct actuarial annuity rates in determining benefits.

GENERAL PROVISIONS

Generally, annuity payments described in this Prospectus are determined using sex-distinct actuarial tables based on the Annuitant’s gender. However, annuity payments will be based on a gender neutral basis for the following:

♦	Contracts used in an employer sponsored retirement plan;

♦	Contracts issued in Massachusetts (beginning January 1, 2009); and

♦	Contracts issued in Montana (beginning October 1, 1985)

Contract Inquiries

You may make inquiries regarding the Contract by writing or calling our Service Center at 1-800-THRIVENT (1-800-847-4836).

FEDERAL TAX STATUS

General

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment— federal, state, or local—of any Contract or any transaction involving a Contract.

Tax Status of the Variable Account

The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.

Taxation of Annuities in General

The following discussion assumes that the Contract is not used in connection with a Qualified Plan.

Tax Deferral During Accumulation Period

In general, under current law, an increase in a Contract’s Accumulated Value is not taxable to the Contract Owner until received, either in the form of annuity income payments as contemplated by the Contract or in some other form of distribution. However, this rule applies only if: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; (3) the Contract Owner is an individual (or an individual is treated as the Contract Owner for tax purposes); and (4) the Contract’s Annuity Date is not unduly delayed.

FEDERAL TAX STATUS

Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity contract for federal income tax purposes, and so the interest or earnings credited to the Contract’s Accumulated Value in any year will be includible in the Contract Owner’s income that year for federal tax purposes. We expect that the Variable Account, through the Fund, will comply with these rules.

Ownership Treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their contracts. In those circumstances, the account’s income and gains would be currently includible in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the contract owners were determined not to be the owners of the assets of a segregated asset account. For example, the Contract Owner has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in those rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.

Contracts Not Owned by Individuals. As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Contract Owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain Contracts used in connection with structured settlement agreements; and (5) a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

In the case of a partial surrender, the amount received is generally includible in income for federal tax purposes to the extent that the Accumulated Value of the Contract, before the partial surrender, exceeds the “investment in the contract.” In the case of a full surrender, the amount received is includible in income to the extent that it exceeds the investment in the contract. For these purposes, the investment in the contract at any time equals the total of the premium payments made under the Contract up to that time less

FEDERAL TAX STATUS

any amounts previously received from the Contract which were excludable from income. All amounts includible in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the lower rates currently applicable to long-term capital gains and corporate dividends.

Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of variable income payments, this exclusion amount is the investment in the contract (defined above) allocated to the Variable Account when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment, by (2) the ratio of the investment in the contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected.

Once the total amount of the investment in the contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

There may be special income tax issues present in situations where the Contract Owner and the Annuitant are not the same person and are not married to one another. In such situations a tax advisor should be consulted.

Tax Treatment of Death Benefit

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of a Contract Owner or, in certain circumstances, the death of the Annuitant. If distributed in a lump sum, such death benefit proceeds are includible in income in the same manner as a full surrender, or if distributed under an annuity income option, such proceeds are includible in the same manner as annuity income payments.

After the Annuity Date, where a guaranteed period exists under a life income option and the Annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, the payment is includible to the extent that it exceeds the unrecovered investment in the Contract; or (2) if distributed in accordance with the existing annuity income option, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all payments thereafter are fully includible in income.

Assignments, Pledges, and Gratuitous Transfers

Any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulated Value of the Contract is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includible in income with respect to such an assignment or pledge. If a Contract Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or a former spouse incident to divorce), the Owner must include in income the difference between the Contract’s Accumulated Value and the investment in the contract at the time of the transfer. In such a case, the transferee’s investment in the contract is increased to reflect the amount includible in the transferor’s income.

Penalty Tax on Premature Distributions

Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract

FEDERAL TAX STATUS

Owner attains age 59 1/2; (2) attributable to the Contract Owner’s becoming disabled (as defined in the tax law); (3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law); or, (5) made under a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. For the purposes of substantially equal periodic payments, if there is a significant modification of the payment schedule before the later of the taxpayer reaching age 59 1/2 or the expiration of five years from the time the payment starts, the taxpayer’s income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Special Hurricane-Related Relief for Qualified Plans

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans. In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of any distribution from the Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract and also purchases at approximately the same time an immediate annuity issued by us, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more Contracts from us (or an affiliate) during any calendar year, all such Contracts will be treated as one contract for purposes of determining the amount of any full or partial surrender that is includible in income. The effects of such aggregation are not always clear; however, such aggregation could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. If part of an existing contract is exchanged for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract.

Qualified Plans

The Contracts also are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities like the Contracts do not offer additional tax-deferral benefits, but annuities offer other product benefits to investors in Qualified Plans.

FEDERAL TAX STATUS

Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans, and to a Contract when used in connection with a Qualified Plan, vary according to the type of plan and the terms and conditions of the plan itself, and they take precedence over the general annuity tax rules described above. For example, for full surrenders, partial surrenders, and annuity income payments under Contracts used in Qualified Plans, there may be no “investment in the contract,” with the result that the total amount received may be includible in income. The includible amount is taxed at ordinary income tax rates, and a 10% penalty tax also may apply. Exceptions to this penalty tax vary depending on the type of Qualified Plan involved; in the case of an Individual Retirement Annuity (discussed below), exceptions comparable to those described above are available.

The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.

Individual Retirement Accounts and Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. Subject to certain restrictions, a distribution from an eligible employer-sponsored qualified plan may be directly rolled over/converted to a Roth IRA.

Section 403(b) Plans. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of premium payments from income for federal tax purposes. Subject to plan provisions, distributions from a Contract purchased under section 403(b) may be paid only when the employee reaches age 59 1/2, separates from service, dies, or becomes disabled, or in the case of financial hardship. As a result, the Contract Owner will not be entitled to exercise the surrender rights described under the heading The Contracts—Surrender (Redemption) unless one of the above conditions is satisfied. For contracts maintained pursuant to an employer sponsored 403(b) plan, we may require the employer’s signature to process any requests for withdrawal, surrender, rollover or transfers to another contract.

Direct Rollovers

If your Contract is purchased under section 403(b) of the Code or is used in connection with certain other Qualified Plans, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from certain Qualified Plans (including from a Contract purchased under section 403(b)) excluding amounts such as minimum distributions required under the Code. Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts

FEDERAL TAX STATUS

distributed from the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if the distribution is directly transferred to certain Qualified Plans.

Federal Income Tax Withholding

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the payee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including partial and full surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the Contract Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.

VOTING RIGHTS

To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.

Before the Annuity Date, the Contract Owner shall have the voting interest with respect to Fund’s shares attributable to the Contract. On and after the Annuity Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes that each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract’s reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting

VOTING RIGHTS

purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

SALES AND OTHER AGREEMENTS

Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.

The financial representative in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance agent of Thrivent Financial. The financial representative receives commissions and other incentives, which may be substantial, from Thrivent Financial in return for serving as its agent for the sale of the Contracts. This compensation is separate from, and in addition to, any fee you may be paying for investment advisory services including financial planning services, and may vary depending on the size of the Contract purchased, the total number of insurance contracts or annuity contracts sold by the financial representative, and other factors including whether you currently own a product sold by Thrivent Financial or our affiliates. The commissions that the financial representative receives typically will increase as the size of the Contract increases, but will not result in any charge to you in addition to the charges already described in this Prospectus. (Commissions and other incentives are described below.) As a result, the financial representative may have a conflict of interest if he or she is acting as your representative for investment advisory services and acting as an agent of ours for purposes of the sale of the Contract.

Our financial representatives sell almost exclusively insurance and annuity products of ours. It is more profitable for us and our affiliates if members purchase products issued by us instead of those issued by other insurance companies. As a result, we typically have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase a contract issued by Thrivent Financial instead of a contract issued by another company. Sales of Thrivent Financial insurance products, which includes variable annuity and variable life insurance contracts, helps support our mission of service to congregations and communities. This gives both the organization and our members an opportunity to promote volunteerism, aid those in need, strengthen non-profit organizations and address critical community needs.

In addition, compensation varies by product type. As a result, your financial representative in this transaction may have a financial incentive to recommend that you purchase one product instead of another.

From time to time and in accordance with applicable laws and regulations, financial representatives are eligible for various incentives. These include cash incentives such as bonuses and sales incentives, and non-cash incentives such as conferences, seminars and trips. Sales of contracts may help the financial

SALES AND OTHER AGREEMENTS

representative in this transaction and/or his or her supervisors qualify for such incentives. Compensation consists of commissions, bonuses and promotional incentives. Commissions range from 1% to 3.85% of premiums paid into the contract. Commission rates are based upon the age of the annuitant at the time the premium is paid. Your financial representative may receive cash bonuses ranging from 0% to 50% of base commissions, if eligible. Your financial representative may receive asset-based compensation ranging from 0% to 0.15% of Accumulated Value, if eligible.

In addition to commissions, we may pay or provide other promotional incentives. If, in the case of a full surrender, we persuade you to retain your Contract instead of surrendering it, your financial representative may be eligible for a retention bonus. Financial representatives may be eligible for promotional incentives depending on the level of their sales of these contracts as well as the other products we offer. These promotional incentives may include, but are not limited to:

♦	sponsorship of marketing, educational, compliance meetings and conferences, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

♦	marketing support related to sales of the contract including for example, the creation of marketing materials and advertising; and

♦	providing services to contract owners.

These promotional incentives or reimbursements may be calculated as a percentage of the financial representative’s total assets attributable to sales of the contract or may be a fixed dollar amount. This additional compensation may provide an incentive for the financial representative to favor the contracts over other products.

In addition, our home office employees, as well as our field management personnel who manage our financial representatives, are eligible to receive incentive compensation, based on the amount of sales by the financial representatives of ours and others insurance and annuity products.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Financial nor Thrivent Investment Mgt. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of Thrivent Financial and the Variable Account are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

♦ Introduction
♦ Principal Underwriter
♦ Standard and Poor’s Disclaimer
♦ Independent Registered Public Accounting Firm and Financial Statements

You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001.

You may obtain copies of the prospectus, SAI, annual report and all other documents required to be filed with the Securities and Exchange Commission at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling (202) 551-8090. Reports and other information about Thrivent Variable Annuity Account I are available on the Commission’s web site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, U.S. Securities & Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.

Thrivent Variable Annuity Account I

1933 Act Registration No. 33-89488

1940 Act Registration No. 811-21111

Please send me the Statement of Additional Information (SAI) for the:

Flexible Premium Deferred Variable Annuity

(Thrivent Variable Annuity Account I)

(Name)		(Date)

(Street Address)

(City)	(State)	(Zip Code)

APPENDIX A—CONDENSED FINANCIAL INFORMATION

The following tables show the historical performance of Accumulation Unit Values for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. The tables show the lowest and highest total annual variable account expense combinations. The date on which operations commenced in each price level is noted in parentheses. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by contacting us at 1-800-THRIVENT (1-800-847-4836) or visiting our website at www.thrivent.com.

Series 2005 Contracts issued after April 29, 2005

Variable Account charges of 1.25% of the daily net assets of the Variable Account.

Representing the Basic Death Benefit.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.77	$12.75	$11.35	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.53	$13.77	$12.75	$11.35	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	5,807	4,567	2,938	650	—	—	—	—	—	—

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.22	$12.42	$11.12	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.69	$13.22	$12.42	$11.12	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	21,201	17,216	9,273	1,981	—	—	—	—	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.66	$12.01	$10.91	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.04	$12.66	$12.01	$10.91	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	24,402	19,911	10,767	2,674	—	—	—	—	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.01	$11.52	$10.65	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.42	$12.01	$11.52	$10.65	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	10,517	8,508	4,260	1,321	—	—	—	—	—	—

Thrivent Technology Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.12	$11.96	$11.73	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$6.69	$13.12	$11.96	$11.73	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	177	162	95	39	—	—	—	—	—	—

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$8.88	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	114	—	—	—	—	—	—	—	—	—

Thrivent Partner Natural Resources Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$5.68	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	173	—	—	—	—	—	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.25% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Partner Emerging Markets Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$5.59	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	64	—	—	—	—	—	—	—	—	—

Thrivent Real Estate Securities Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.52	$15.24	$11.50	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$7.76	$12.52	$15.24	$11.50	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	501	488	475	233	—	—	—	—	—	—

Thrivent Partner Utilities Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.98	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	88	—	—	—	—	—	—	—	—	—

Thrivent Partner Small Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$14.12	$13.17	$11.85	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$7.91	$14.12	$13.17	$11.85	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	206	200	129	65	—	—	—	—	—	—

Thrivent Partner Small Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.34	$13.65	$11.38	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.61	$13.34	$13.65	$11.38	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	385	324	227	81	—	—	—	—	—	—

Thrivent Small Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.53	$12.91	$11.59	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.35	$13.53	$12.91	$11.59	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	433	468	413	150	—	—	—	—	—	—

Thrivent Small Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.83	$13.05	$11.52	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.73	$12.83	$13.05	$11.52	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	391	378	291	145	—	—	—	—	—	—

Thrivent Mid Cap Growth Subaccount II (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.06	$12.73	$11.87	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.52	$15.06	$12.73	$11.87	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	16	29	16	6	—	—	—	—	—	—

Thrivent Mid Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.09	$12.75	$11.88	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.78	$15.09	$12.75	$11.88	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	321	346	182	102	—	—	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.25% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.33	$13.08	$11.45	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.55	$13.33	$13.08	$11.45	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	192	145	71	26	—	—	—	—	—	—

Thrivent Mid Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$14.03	$13.45	$12.00	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.21	$14.03	$13.45	$12.00	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	658	679	517	194	—	—	—	—	—	—

Thrivent Mid Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.42	$12.63	$11.65	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.45	$13.42	$12.63	$11.65	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	334	321	252	113	—	—	—	—	—	—

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.04	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	277	—	—	—	—	—	—	—	—	—

Thrivent Partner International Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.30	$14.01	$11.68	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.90	$15.30	$14.01	$11.68	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,629	1,804	1,319	626	—	—	—	—	—	—

Thrivent Partner Socially Responsible Stock Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.45	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	40	—	—	—	—	—	—	—	—	—

Thrivent Partner All Cap Growth Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$5.30	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	28	—	—	—	—	—	—	—	—	—

Thrivent Partner All Cap Value Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$5.53	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—	—	—

Thrivent Partner All Cap Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$16.27	$13.69	$12.01	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.18	$16.27	$13.69	$12.01	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	406	393	233	70	—	—	—	—	—	—

Thrivent Large Cap Growth Subaccount II (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.80	$12.00	$11.38	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$7.91	$13.80	$12.00	$11.38	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	52	62	31	16	—	—	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.25% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Large Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.82	$11.99	$11.37	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$7.92	$13.82	$11.99	$11.37	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,261	1,279	930	447	—	—	—	—	—	—

Thrivent Partner Growth Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.60	$12.60	$11.28	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$7.77	$13.60	$12.60	$11.28	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	337	362	194	90	—	—	—	—	—	—

Thrivent Large Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.13	$12.70	$10.83	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.51	$13.13	$12.70	$10.83	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,291	1,280	980	394	—	—	—	—	—	—

Thrivent Large Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.79	$12.04	$10.89	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$7.87	$12.79	$12.04	$10.89	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	704	759	633	325	—	—	—	—	—	—

Thrivent Large Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.80	$12.32	$10.82	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$7.95	$12.80	$12.32	$10.82	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	829	856	628	331	—	—	—	—	—	—

Thrivent Equity Income Plus Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.98	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—	—	—

Thrivent Balanced Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.08	$11.60	$10.54	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.82	$12.08	$11.60	$10.54	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	297	310	220	93	—	—	—	—	—	—

Thrivent High Yield Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.61	$11.45	$10.51	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.05	$11.61	$11.45	$10.51	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	596	601	469	157	—	—	—	—	—	—

Thrivent Diversified Income Plus Subaccount[1] (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.57	$11.83	$10.49	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.77	$11.57	$11.83	$10.49	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	717	836	278	36	—	—	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.25% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Partner Socially Responsible Bond Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$10.18	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	38	—	—	—	—	—	—	—	—	—

Thrivent Income Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.77	$10.51	$10.10	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.49	$10.77	$10.51	$10.10	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,087	1,104	686	317	—	—	—	—	—	—

Thrivent Bond Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.78	$10.33	$10.05	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$10.56	$10.78	$10.33	$10.05	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	738	664	488	226	—	—	—	—	—	—

Thrivent Limited Maturity Bond Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.69	$10.41	$10.08	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.88	$10.69	$10.41	$10.08	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	942	925	771	361	—	—	—	—	—	—

Thrivent Mortgage Securities Subaccount (April 29,2005)
Accumulation unit:
value at beginning of period	$10.78	$10.39	$10.04	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$10.12	$10.78	$10.39	$10.04	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	168	189	141	72	—	—	—	—	—	—

Thrivent Money Market Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$1.09	$1.05	$1.01	$1.00	$—	$—	$—	$—	$—	$—
value at end of period	$1.11	$1.09	$1.05	$1.01	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	38,851	22,128	9,642	2,665	—	—	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005

Variable Account charges of 1.90% of the daily net assets of the Variable Account.

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.53	$12.61	$11.30	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.33	$13.53	$12.61	$11.30	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	765	702	414	90	—	—	—	—	—	—

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.99	$12.29	$11.07	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.49	$12.99	$12.29	$11.07	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,812	702	1,135	320	—	—	—	—	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.45	$11.88	$10.86	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.82	$12.45	$11.88	$10.86	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2,067	1,921	1,267	544	—	—	—	—	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.81	$11.39	$11.41	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.20	$11.81	$11.39	$11.41	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	675	528	456	290	—	—	—	—	—	—

Thrivent Technology Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.89	$11.83	$11.67	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$6.54	$12.89	$11.83	$11.67	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	11	10	7	5	—	—	—	—	—	—

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$8.84	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Thrivent Partner Natural Resources Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$5.66	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Thrivent Partner Emerging Markets Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$5.57	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.90% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Real Estate Securities Subaccount (April 29,2005)
Accumulation unit:
value at beginning of period	$12.31	$15.08	$11.45	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$7.58	$12.31	$15.08	$11.45	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	76	75	71	42	—	—	—	—	—	—

Thrivent Partner Utilities Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.95	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

Thrivent Partner Small Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.87	$13.03	$11.80	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$7.73	$13.87	$13.03	$11.80	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	5	7	6	4	—	—	—	—	—	—

Thrivent Partner Small Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.11	$13.50	$11.33	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.38	$13.11	$13.50	$11.33	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	22	26	14	5	—	—	—	—	—	—

Thrivent Small Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.30	$12.77	$11.54	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.15	$13.30	$12.77	$11.54	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	56	55	46	17	—	—	—	—	—	—

Thrivent Small Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.60	$12.91	$11.47	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.52	$12.60	$12.91	$11.47	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	19	23	17	14	—	—	—	—	—	—

Thrivent Mid Cap Growth Subaccount II (April 29, 2005)
Accumulation unit:
value at beginning of period	$14.80	$12.59	$11.82	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.32	$14.80	$12.59	$11.82	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	8	6	4	3	—	—	—	—	—	—

Thrivent Mid Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$14.83	$12.61	$11.83	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.57	$14.83	$12.61	$11.83	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	54	45	28	12	—	—	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.90% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.10	$12.94	$11.40	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.35	$13.10	$12.94	$11.40	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	46	38	22	2	—	—	—	—	—	—

Thrivent Mid Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.79	$13.30	$11.95	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.02	$13.79	$13.30	$11.95	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	81	69	55	21	—	—	—	—	—	—

Thrivent Mid Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.19	$12.50	$11.60	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.25	$13.19	$12.50	$11.60	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	47	43	21	12	—	—	—	—	—	—

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.01	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	23	—	—	—	—	—	—	—	—	—

Thrivent Partner International Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.04	$13.86	$11.63	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.69	$15.04	$13.86	$11.63	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	149	149	87	36	—	—	—	—	—	—

Thrivent Partner Socially Responsible Stock Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.42	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	0	—	—	—	—	—	—	—	—	—

Thrivent Partner All Cap Growth Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$5.28	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—	—

Thrivent Partner All Cap Value Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$5.51	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

Thrivent Partner All Cap Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.99	$13.54	$11.95	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.96	$15.99	$13.54	$11.95	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	58	49	29	4	—	—	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.90% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Large Cap Growth Subaccount II (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.56	$11.87	$11.33	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$7.73	$13.56	$11.87	$11.33	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	7	8	4	2	—	—	—	—	—	—

Thrivent Large Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.58	$11.86	$11.32	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$7.73	$13.58	$11.86	$11.32	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	108	82	57	35	—	—	—	—	—	—

Thrivent Partner Growth Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.37	$12.47	$11.23	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$7.59	$13.37	$12.47	$11.23	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	33	38	21	7	—	—	—	—	—	—

Thrivent Large Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.90	$12.56	$10.78	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.31	$12.90	$12.56	$10.78	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	118	107	69	30	—	—	—	—	—	—

Thrivent Large Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.57	$11.91	$10.84	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$7.68	$12.57	$11.91	$10.84	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	103	96	78	36	—	—	—	—	—	—

Thrivent Large Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.58	$12.19	$10.77	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$7.76	$12.58	$12.19	$10.77	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	22	25	18	13	—	—	—	—	—	—

Thrivent Equity Income Plus Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.95	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Thrivent Balanced Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.87	$11.47	$10.49	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.61	$11.87	$11.47	$10.49	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	41	30	22	12	—	—	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.90% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent High Yield Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.41	$11.32	$10.46	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.84	$11.41	$11.32	$10.46	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	27	29	22	13	—	—	—	—	—	—

Thrivent Diversified Income Plus Subaccount[1] (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.37	$11.70	$10.44	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.56	$11.37	$11.70	$10.44	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	37	41	12	0	—	—	—	—	—	—

Thrivent Partner Socially Responsible Bond Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$10.14	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Thrivent Income Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.59	$10.40	$10.05	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.26	$10.59	$10.40	$10.05	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	55	54	46	21	—	—	—	—	—	—

Thrivent Bond Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.60	$10.22	$10.01	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$10.31	$10.60	$10.22	$10.01	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	58	48	33	17	—	—	—	—	—	—

Thrivent Limited Maturity Bond Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.51	$10.30	$10.04	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.64	$10.51	$10.30	$10.04	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	63	49	37	17	—	—	—	—	—	—

Thrivent Mortgage Securities Subaccount (April 29,2005)
Accumulation unit:
value at beginning of period	$10.60	$10.27	$10.00	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.88	$10.60	$10.27	$10.00	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	8	7	6	6	—	—	—	—	—	—

Thrivent Money Market Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$1.07	$1.04	$1.01	$1.00	$—	$—	$—	$—	$—	$—
value at end of period	$1.08	$1.07	$1.04	$1.01	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2,264	1,376	317	55	—	—	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005

Variable Account charges of 2.10%, 1.80% and 1.60% respectively of the daily net assets of the Variable Account only.

Representing the GLWB Rider.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)*
Accumulation unit:
value at beginning of period	$9.79	$10.00	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.39	$9.79	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	10,265	3,373	—	—	—	—	—	—	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)*
Accumulation unit:
value at beginning of period	$9.91	$10.00	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$7.03	$9.91	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	16,169	4,319	—	—	—	—	—	—	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)*
Accumulation unit:
value at beginning of period	$9.98	$10.00	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$7.80	$9.98	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	4,500	1,433	—	—	—	—	—	—	—	—

* The GLWB Rider was first offered beginning July 9, 2007.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005—See Appendix B

Variable Account charges of 1.10% of the daily net assets of the Variable Account.

Representing the Basic Death Benefit.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.82	$12.78	$11.36	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.58	$13.82	$12.78	$11.36	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,843	1,608	1,151	229	—	—	—	—	—	—

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.27	$12.45	$11.13	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.74	$13.27	$12.45	$11.13	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	5,725	5,095	3,711	870	—	—	—	—	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.71	$12.04	$10.92	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.09	$12.71	$12.04	$10.92	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	7,470	6,412	4,217	1,289	—	—	—	—	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.06	$11.55	$10.66	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.47	$12.06	$11.55	$10.66	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	3,127	2,776	1,632	568	—	—	—	—	—	—

Thrivent Technology Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$17.96	$16.35	$16.01	$15.60	$15.05	$10.05	$10.00	$—	$—	$—
value at end of period	$9.18	$17.96	$16.35	$16.01	$15.60	$15.05	$10.05	$—	$—	$—
number outstanding at end of period (000 omitted)	246	301	316	360	321	146	1	—	—	—

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$8.89	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	61	—	—	—	—	—	—	—	—	—

Thrivent Partner Natural Resources Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$5.69	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	86	—	—	—	—	—	—	—	—	—

Thrivent Partner Emerging Markets Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$5.60	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	32	—	—	—	—	—	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.10% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Real Estate Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$21.11	$25.66	$19.33	$17.26	$12.91	$10.00	$—	$—	$—	$—
value at end of period	$13.10	$21.11	$25.66	$19.33	$17.26	$12.91	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	876	1,069	1,443	1,761	1,483	572	—	—	—	—

Thrivent Partner Utilities Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.99	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	46	—	—	—	—	—	—	—	—	—

Thrivent Partner Small Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$19.86	$18.50	$16.61	$16.16	$14.67	$10.32	$10.00	$—	$—	$—
value at end of period	$11.15	$19.86	$18.50	$16.61	$16.16	$14.67	$10.32	$—	$—	$—
number outstanding at end of period (000 omitted)	318	361	379	419	371	184	2	—	—	—

Thrivent Partner Small Cap Value Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$20.73	$21.18	$17.62	$16.99	$14.05	$10.00	$—	$—	$—	$—
value at end of period	$14.96	$20.73	$21.18	$17.62	$16.99	$14.05	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	508	571	638	708	571	184	—	—	—	—

Thrivent Small Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$21.15	$20.15	$18.06	$16.78	$14.05	$10.12	$10.00	$—	$—	$—
value at end of period	$13.07	$21.15	$20.15	$18.06	$16.78	$14.05	$10.12	$—	$—	$—
number outstanding at end of period (000 omitted)	646	792	911	969	753	184	5	—	—	—

Thrivent Small Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$19.83	$20.16	$17.76	$16.73	$13.86	$10.14	$10.00	$—	$—	$—
value at end of period	$13.52	$19.83	$20.16	$17.76	$16.73	$13.86	$10.14	$—	$—	$—
number outstanding at end of period (000 omitted)	724	874	1,014	1,156	963	470	8	—	—	—

Thrivent Mid Cap Growth Subaccount II (October 31, 2002)
Accumulation unit:
value at beginning of period	$21.69	$18.31	$17.04	$15.49	$13.46	$9.91	$10.00	$—	$—	$—
value at end of period	$12.29	$21.69	$18.31	$17.04	$15.49	$13.46	$9.91	$—	$—	$—
number outstanding at end of period (000 omitted)	108	147	164	195	186	89	3	—	—	—

Thrivent Mid Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$20.69	$17.44	$16.24	$14.75	$13.39	$9.96	$10.00	$—	$—	$—
value at end of period	$12.05	$20.69	$17.44	$16.24	$14.75	$13.39	$9.96	$—	$—	$—
number outstanding at end of period (000 omitted)	923	1,127	1,242	1,475	1,384	591	8	—	—	—

Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.38	$13.12	$11.46	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.60	$13.38	$13.12	$11.46	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	107	104	69	33	—	—	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.10% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Mid Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$20.60	$19.71	$17.57	$15.26	$13.16	$10.06	$10.00	$—	$—	$—
value at end of period	$12.07	$20.60	$19.71	$17.57	$15.26	$13.16	$10.06	$—	$—	$—
number outstanding at end of period (000 omitted)	697	854	946	991	663	377	6	—	—	—

Thrivent Mid Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$19.83	$18.63	$17.16	$15.44	$13.49	$10.12	$10.00	$—	$—	$—
value at end of period	$12.50	$19.83	$18.63	$17.16	$15.44	$13.49	$10.12	$—	$—	$—
number outstanding at end of period (000 omitted)	781	953	1,116	1,261	983	424	4	—	—	—

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.05	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	150	—	—	—	—	—	—	—	—	—

Thrivent Partner International Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$22.26	$20.35	$16.94	$15.06	$12.57	$10.14	$10.00	$—	$—	$—
value at end of period	$12.96	$22.26	$20.35	$16.94	$15.06	$12.57	$10.14	$—	$—	$—
number outstanding at end of period (000 omitted)	2,471	3,108	3,510	4,111	2,865	511	9	—	—	—

Thrivent Partner Socially Responsible Stock Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.45	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

Thrivent Partner All Cap Growth Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$5.30	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Thrivent Partner All Cap Value Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$5.54	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—	—	—

Thrivent Partner All Cap Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$21.55	$18.11	$15.85	$13.54	$12.05	$9.86	$10.00	$—	$—	$—
value at end of period	$12.17	$21.55	$18.11	$15.85	$13.54	$12.05	$9.86	$—	$—	$—
number outstanding at end of period (000 omitted)	460	546	554	539	382	186	10

Thrivent Large Cap Growth Subaccount II (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.02	$13.90	$13.16	$12.43	$11.68	$9.62	$10.00	$—	$—	$—
value at end of period	$9.20	$16.02	$13.90	$13.16	$12.43	$11.68	$9.62	$—	$—	$—
number outstanding at end of period (000 omitted)	251	302	348	400	369	236	2	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.10% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Large Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$17.22	$14.92	$14.13	$13.35	$12.54	$9.71	$10.00	$—	$—	$—
value at end of period	$9.88	$17.22	$14.92	$14.13	$13.35	$12.54	$9.71	$—	$—	$—
number outstanding at end of period (000 omitted)	2,834	3,416	3,795	4,350	3,197	1,203	20	—	—	—

Thrivent Partner Growth Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$17.70	$16.38	$14.63	$13.91	$12.79	$9.87	$10.00	$—	$—	$—
value at end of period	$10.13	$17.70	$16.38	$14.63	$13.91	$12.79	$9.87	$—	$—	$—
number outstanding at end of period (000 omitted)	615	823	907	1,023	819	351	5	—	—	—

Thrivent Large Cap Value Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$18.18	$17.56	$14.95	$14.12	$12.51	$10.00	$—	$—	$—	$—
value at end of period	$11.81	$18.18	$17.56	$14.95	$14.12	$12.51	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2,098	2,514	2,865	3,145	2,351	1,017	—	—	—	—

Thrivent Large Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$15.59	$14.65	$13.23	$12.70	$11.84	$9.86	$10.00	$—	$—	$—
value at end of period	$9.61	$15.59	$14.65	$13.23	$12.70	$11.84	$9.86	$—	$—	$—
number outstanding at end of period (000 omitted)	2,742	3,307	3,859	4,572	3,984	2,242	23	—	—	—

Thrivent Large Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.95	$16.29	$14.28	$13.78	$12.61	$9.94	$10.00	$—	$—	$—
value at end of period	$10.54	$16.95	$16.29	$14.28	$13.78	$12.61	$9.94	$—	$—	$—
number outstanding at end of period (000 omitted)	1,885	2,358	2,722	3,196	2,559	1,095	12	—	—	—

Thrivent Equity Income Plus Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.99	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—	—	—

Thrivent Balanced Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$14.67	$14.07	$12.77	$12.42	$11.62	$10.03	$10.00	$—	$—	$—
value at end of period	$10.73	$14.67	$14.07	$12.77	$12.42	$11.62	$10.03	$—	$—	$—
number outstanding at end of period (000 omitted)	1,471	1,858	2,130	2,560	2,282	1,135	17	—	—	—

Thrivent High Yield Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.61	$16.34	$14.98	$14.56	$13.37	$10.56	$10.00	$—	$—	$—
value at end of period	$12.97	$16.61	$16.34	$14.98	$14.56	$13.37	$10.56	$—	$—	$—
number outstanding at end of period (000 omitted)	1,056	1,330	1,561	1,775	1,465	607	4	—	—	—

Thrivent Diversified Income Plus Subaccount[1] (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.24	$16.59	$14.69	$14.33	$13.42	$10.81	$10.00	$—	$—	$—
value at end of period	$12.33	$16.24	$16.59	$14.69	$14.33	$13.42	$10.81	$—	$—	$—
number outstanding at end of period (000 omitted)	593	746	695	703	778	414	1	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.10% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Partner Socially Responsible Bond Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$10.19	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	21	—	—	—	—	—	—	—	—	—

Thrivent Income Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$12.35	$12.03	$11.54	$11.41	$11.01	$10.26	$10.00	$—	$—	$—
value at end of period	$10.89	$12.35	$12.03	$11.54	$11.41	$11.01	$10.26	$—	$—	$—
number outstanding at end of period (000 omitted)	2,009	2,527	2,683	3,062	2,378	1,149	18	—	—	—

Thrivent Bond Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$11.61	$11.11	$10.80	$10.69	$10.40	$10.15	$10.00	$—	$—	$—
value at end of period	$11.39	$11.61	$11.11	$10.80	$10.69	$10.40	$10.15	$—	$—	$—
number outstanding at end of period (000 omitted)	1,821	2,226	2,481	2,896	2,587	1,501	20	—	—	—

Thrivent Limited Maturity Bond Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$11.28	$10.97	$10.60	$10.52	$10.44	$10.10	$10.00	$—	$—	$—
value at end of period	$10.44	$11.28	$10.97	$10.60	$10.52	$10.44	$10.10	$—	$—	$—
number outstanding at end of period (000 omitted)	2,622	3,199	3,636	4,375	3,727	1,657	41	—	—	—

Thrivent Mortgage Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$11.30	$10.86	$10.49	$10.40	$10.11	$10.00	$—	$—	$—	$—
value at end of period	$10.62	$11.30	$10.86	$10.49	$10.40	$10.11	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	554	729	909	1,143	968	468	—	—	—	—

Thrivent Money Market Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$1.09	$1.05	$1.01	$1.00	$1.00	$1.00	$—	$—	$—	$—
value at end of period	$1.11	$1.09	$1.05	$1.01	$1.00	$1.00	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	21,319	16,715	11,211	11,614	9,524	5,820	—	—	—	—

[1]	Formerly known as Thrivent High Yield Subaccount II.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005—See Appendix B

Variable Account charges of 1.55% of the daily net assets of the Variable Account.

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.66	$12.69	$11.33	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.44	$13.66	$12.69	$11.33	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	971	897	539	136	—	—	—	—	—	—

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.11	$12.36	$11.10	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.60	$13.11	$12.36	$11.10	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2,727	2,491	1,737	370	—	—	—	—	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.56	$11.95	$10.88	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.94	$12.56	$11.95	$10.88	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2,675	2,607	1,871	577	—	—	—	—	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.92	$11.46	$10.63	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.31	$11.92	$11.46	$10.63	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	889	625	452	147	—	—	—	—	—	—

Thrivent Technology Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$17.55	$16.05	$15.78	$15.45	$14.97	$10.04	$10.00	$—	$—	$—
value at end of period	$8.93	$17.55	$16.05	$15.78	$15.45	$14.97	$10.04	$—	$—	$—
number outstanding at end of period (000 omitted)	147	171	194	231	225	142	0	—	—	—

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$8.86	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	15	—	—	—	—	—	—	—	—	—

Thrivent Partner Natural Resources Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$5.67	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	31	—	—	—	—	—	—	—	—	—

Thrivent Partner Emerging Markets Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$5.58	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.55% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Real Estate Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$20.67	$25.24	$19.10	$17.13	$12.87	$10.00	$—	$—	$—	$—
value at end of period	$12.77	$20.67	$25.24	$19.10	$17.13	$12.87	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	292	368	508	611	517	192	—	—	—	—

Thrivent Partner Utilities Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.97	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	18	—	—	—	—	—	—	—	—	—

Thrivent Partner Small Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$19.40	$18.16	$16.38	$16.00	$14.60	$10.31	$10.00	$—	$—	$—
value at end of period	$10.84	$19.40	$18.16	$16.38	$16.00	$14.60	$10.31	$—	$—	$—
number outstanding at end of period (000 omitted)	115	121	151	189	198	113	1	—	—	—

Thrivent Partner Small Cap Value Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$20.30	$20.83	$17.41	$16.86	$14.01	$10.00	$—	$—	$—	$—
value at end of period	$14.58	$20.30	$20.83	$17.41	$16.86	$14.01	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	160	205	267	328	260	83	—	—	—	—

Thrivent Small Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$20.67	$19.78	$17.81	$16.62	$14.01	$10.11	$10.00	$—	$—	$—
value at end of period	$12.71	$20.67	$19.78	$17.81	$16.62	$14.01	$10.11	$—	$—	$—
number outstanding at end of period (000 omitted)	414	478	573	642	582	83	8	—	—	—

Thrivent Small Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$19.38	$19.78	$17.51	$16.57	$13.78	$10.13	$10.00	$—	$—	$—
value at end of period	$13.15	$19.38	$19.78	$17.51	$16.57	$13.78	$10.13	$—	$—	$—
number outstanding at end of period (000 omitted)	223	286	330	410	378	230	2	—	—	—

Thrivent Mid Cap Growth Subaccount II (October 31, 2002)
Accumulation unit:
value at beginning of period	$21.19	$17.97	$16.80	$15.34	$13.39	$9.90	$10.00	$—	$—	$—
value at end of period	$11.95	$21.19	$17.97	$16.80	$15.34	$13.39	$9.90	$—	$—	$—
number outstanding at end of period (000 omitted)	77	85	104	137	132	86	3	—	—	—

Thrivent Mid Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$20.21	$17.12	$16.01	$14.61	$13.32	$9.96	$10.00	$—	$—	$—
value at end of period	$11.72	$20.21	$17.12	$16.01	$14.61	$13.32	$9.96	$—	$—	$—
number outstanding at end of period (000 omitted)	333	382	467	599	585	239	1	—	—	—

Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.32	$13.02	$11.42	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.45	$13.22	$13.02	$11.42	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	24	40	12	8	—	—	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.55% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Mid Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$20.13	$19.34	$17.32	$15.12	$13.10	$10.06	$10.00	$—	$—	$—
value at end of period	$11.74	$20.13	$19.34	$17.32	$15.12	$13.10	$10.06	$—	$—	$—
number outstanding at end of period (000 omitted)	413	493	593	629	534	390	7	—	—	—

Thrivent Mid Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$19.38	$18.29	$16.91	$15.29	$13.42	$10.11	$10.00	$—	$—	$—
value at end of period	$12.16	$19.38	$18.29	$16.91	$15.29	$13.42	$10.11	$—	$—	$—
number outstanding at end of period (000 omitted)	276	351	425	508	451	234	3	—	—	—

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.03	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	33	—	—	—	—	—	—	—	—	—

Thrivent Partner International Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$21.74	$19.98	$16.70	$14.91	$12.50	$10.13	$10.00	$—	$—	$—
value at end of period	$12.61	$21.74	$19.98	$16.70	$14.91	$12.50	$10.13	$—	$—	$—
number outstanding at end of period (000 omitted)	749	902	1,041	1,305	1,085	382	1	—	—	—

Thrivent Partner Socially Responsible Stock Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.43	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Thrivent Partner All Cap Growth Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$5.29	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Thrivent Partner All Cap Value Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$5.52	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Thrivent Partner All Cap Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$21.06	$17.77	$15.63	$13.41	$11.99	$9.86	$10.00	$—	$—	$—
value at end of period	$11.84	$21.06	$17.77	$15.63	$13.41	$11.99	$9.86	$—	$—	$—
number outstanding at end of period (000 omitted)	172	232	233	259	248	163	0	—	—	—

Thrivent Large Cap Growth Subaccount II (October 31, 2002)
Accumulation unit:
value at beginning of period	$15.65	$13.65	$12.98	$12.31	$11.62	$9.62	$10.00	$—	$—	$—
value at end of period	$8.95	$15.65	$13.65	$12.98	$12.31	$11.62	$9.62	$—	$—	$—
number outstanding at end of period (000 omitted)	69	92	120	137	146	106	0	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.55% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Large Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.83	$14.64	$13.93	$13.22	$12.47	$9.71	$10.00	$—	$—	$—
value at end of period	$9.61	$16.83	$14.64	$13.93	$13.22	$12.47	$9.71	$—	$—	$—
number outstanding at end of period (000 omitted)	743	927	1,123	1,359	1,049	471	—	—	—	—

Thrivent Partner Growth Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$17.29	$16.07	$14.42	$13.78	$12.73	$9.86	$10.00	$—	$—	$—
value at end of period	$9.85	$17.29	$16.07	$14.42	$13.78	$12.73	$9.86	$—	$—	$—
number outstanding at end of period (000 omitted)	204	253	286	342	349	190	1	—	—	—

Thrivent Large Cap Value Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$17.80	$17.27	$14.77	$14.02	$12.47	$10.00	$—	$—	$—	$—
value at end of period	$11.51	$17.80	$17.27	$14.77	$14.02	$12.47	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	570	697	859	1,035	831	494	—	—	—	—

Thrivent Large Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$15.23	$14.38	$13.05	$12.58	$11.78	$9.86	$10.00	$—	$—	$—
value at end of period	$9.34	$15.23	$14.38	$13.05	$12.58	$11.78	$9.86	$—	$—	$—
number outstanding at end of period (000 omitted)	1,514	1,823	2,260	2,767	2,630	1,883	13	—	—	—

Thrivent Large Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.56	$15.99	$14.08	$13.65	$12.54	$9.93	$10.00	$—	$—	$—
value at end of period	$10.25	$16.56	$15.99	$14.08	$13.65	$12.54	$9.93	$—	$—	$—
number outstanding at end of period (000 omitted)	547	690	812	990	881	508	3	—	—	—

Thrivent Equity Income Plus Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$6.97	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—	—	—

Thrivent Balanced Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$14.34	$13.81	$12.58	$12.30	$11.56	$10.02	$10.00	$—	$—	$—
value at end of period	$10.44	$14.34	$13.81	$12.58	$12.30	$11.56	$10.02	$—	$—	$—
number outstanding at end of period (000 omitted)	528	714	837	1,057	1,125	708	8	—	—	—

Thrivent High Yield Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.22	$16.04	$14.77	$14.42	$13.30	$10.55	$10.00	$—	$—	$—
value at end of period	$12.61	$16.22	$16.04	$14.77	$14.42	$13.30	$10.55	$—	$—	$—
number outstanding at end of period (000 omitted)	287	357	459	571	476	203	1	—	—	—

Thrivent Diversified Income Plus Subaccount[1] (October 31, 2002)
Accumulation unit:
value at beginning of period	$15.87	$16.28	$14.48	$14.19	$13.35	$10.81	$10.00	$—	$—	$—
value at end of period	$11.99	$15.87	$16.28	$14.48	$14.19	$13.35	$10.81	$—	$—	$—
number outstanding at end of period (000 omitted)	255	328	350	402	438	322	1	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.55% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Partner Socially Responsible Bond Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.00	$—	$—	$—	$—	$—	$—	$—	$—	$—
value at end of period	$10.16	$—	$—	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

Thrivent Income Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$12.07	$11.81	$11.38	$11.29	$10.95	$10.25	$10.00	$—	$—	$—
value at end of period	$10.59	$12.07	$11.81	$11.38	$11.29	$10.95	$10.25	$—	$—	$—
number outstanding at end of period (000 omitted)	573	725	840	978	845	498	4	—	—	—

Thrivent Bond Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$11.35	$10.90	$10.65	$10.58	$10.34	$10.14	$10.00	$—	$—	$—
value at end of period	$11.08	$11.35	$10.90	$10.65	$10.58	$10.34	$10.14	$—	$—	$—
number outstanding at end of period (000 omitted)	601	795	931	1,101	1,087	784	15	—	—	—

Thrivent Limited Maturity Bond Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$11.02	$10.76	$10.45	$10.41	$10.38	$10.09	$10.00	$—	$—	$—
value at end of period	$10.15	$11.02	$10.76	$10.45	$10.41	$10.38	$10.09	$—	$—	$—
number outstanding at end of period (000 omitted)	762	958	1,089	1,253	1,173	641	47	—	—	—

Thrivent Mortgage Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$11.06	$10.69	$10.37	$10.32	$10.08	$10.00	$—	$—	$—	$—
value at end of period	$10.35	$11.06	$10.69	$10.37	$10.32	$10.08	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	150	212	271	340	307	162	—	—	—	—

Thrivent Money Market Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$1.07	$1.03	$1.00	$0.99	$0.99	$1.00	$—	$—	$—	$—
value at end of period	$1.09	$1.07	$1.03	$1.00	$0.99	$0.99	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	8,103	5,237	4,079	3,705	3,591	2,773	—	—	—	—

[1]	Formerly known as Thrivent High Yield Subaccount II.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005—See Appendix B

Variable Account charges of 1.75% of the daily net assets of the Variable Account.

Representing the RPA and the MADB.

Year ended Dec. 31,	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.04	$12.32	$11.08	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.54	$13.04	$12.32	$11.08	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	470	409	277	118	—	—	—	—	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.49	$11.91	$10.87	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$8.87	$12.49	$11.91	$10.87	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,037	898	600	129	—	—	—	—	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.85	$11.42	$10.61	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.25	$11.85	$11.42	$10.61	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	349	234	186	92	—	—	—	—	—	—

APPENDIX B—PRIOR CONTRACT

We offered a flexible premium deferred variable annuity contract (the “Prior Contract”) (form # W-BB-FPVA) beginning in 2002. The Prior Contract is no longer being issued.

Principal Differences

The principal differences between the Contract offered by this Prospectus and the Prior Contract relate to the following charges:

♦	Surrender Charges

♦	Risk Charges

♦	Annual administrative charge

Other Differences

Other differences between the Contract offered by this Prospectus and the Prior Contract relate to the following:

♦	The minimum amount that must remain after a partial surrender

♦	The restriction on transfers from a Fixed Period Allocation

♦	The minimum amount required for the initial premium

♦	The interest rate credited for amounts allocated to the Fixed Account when the Contract has an optional death benefit

♦	The Return Protection Allocation is offered as an amendment instead of an optional provision of the Contract

♦	The Guaranteed Lifetime Withdrawal Benefit is not offered with the Prior Contract

Surrender Charges

The maximum surrender charge for the Prior Contract is 6% and it applies for six years as follows:

Contract Year	1	2	3	4	5	6

Percent Applied	6%	5%	4%	3%	2%	1%

Risk Charges

The current risk charges for the Prior Contract are lower than the Risk Charges for the Contract offered by this Prospectus. The Fee and Expense Tables set forth below list the current and maximum risk charges for the Prior Contract. We may change the current risk charges for the Prior Contract in the future, but we guarantee that they will never exceed the maximum annual rates shown in the Fee and Expense Tables set forth below. On or after the Annuity Date, the risk charges for Annuity Unit Values are 1.25%.

Annual Administrative Charge

The Prior Contract has no annual administrative charge.

APPENDIX B—PRIOR CONTRACT

Other Differences

Under the Contract covered by this Prospectus, a partial surrender may not reduce the remaining Accumulated Value in the Contract to less than $1,000. Under the Prior Contract, a partial surrender may not reduce the remaining Accumulated Value in the Contract to less than $600.

The Contract covered by this Prospectus does not allow transfers from a Fixed Period Allocation. The Prior Contract allows such transfers, which are subject to the Market Value Adjustment.

Under the Contract covered by this Prospectus, the initial premium must be at least $5,000 for a Contract that is not issued in connection with a Qualified Plan and $2,000 for a Contract that is issued in connection with a Qualified Plan. Under the Prior Contract, the initial premium must be at least $600 on an annual basis.

Under the Contract covered by this Prospectus, the interest rate credited for a Contract with an optional death benefit will be 0.25% lower than the interest amount credited for a contract without any optional death benefits. Under the Prior Contract, the interest rate for amounts credited to the Fixed Account will not be reduced if the contract has an optional death benefit.

The Contract covered by this Prospectus offers the Return Protection Allocation as an optional benefit. Under the Prior Contract, the Return Protection Allocation is offered (at different charges) by an amendment to the Prior Contract.

FEE AND EXPENSE TABLES FOR PRIOR CONTRACT

The following tables describe the fees and expenses that you will pay when owning, making additional payments to, and surrendering the Prior Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Prior Contract, surrender the Prior Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Prior Contract. No state premium taxes are deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%

Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	6.00%[1]

Transfer Charge (after 12 free transfers)	$25[2]

APPENDIX B—PRIOR CONTRACT

The next table describes the fees and expenses that you will pay periodically during the time that you own the Prior Contract, not including Fund fees and expenses.

Periodic Fees and Expenses other than Fund Expenses
Annual Separate Account Expenses as a percentage of average Contract value
Mortality & Expense Risk Charge[3]	Maximum	Current
Basic Death Benefit	1.25%	1.10%
Charges for Optional Benefits (based on benefits chosen)

Maximum Anniversary Death Benefit (MADB)	0.10	0.10

Premium Accumulation Death Benefit (PADB)	0.25	0.25

Earnings Addition Death Benefit (EADB)	0.20	0.20

MADB and PADB	0.30	0.30

MADB and EADB	0.25	0.25

PADB and EADB	0.40	0.40

MADB and PADB and EADB	0.45	0.45

Basic Death Benefit and Return Protection Allocation (RPA)	0.75	0.55

MADB and RPA	0.85	0.65
Maximum Total Separate Account Expenses[4]	2.10%	1.75%

Charges after the Annuity Date
Mortality and Expense Risk Charge (after annuitization)	1.25%
Commuted Value Charge (for surrender of settlement option)	0.25%	[5]

See Annuity Provisions in this prospectus for a discussion of these other charges.

The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.

Total Annual Fund Operating Expenses[6]
	Maximum	Minimum
(expenses that are deducted from Fund Assets, including management fees, and other expenses):	2.80%	0.39%

APPENDIX B—PRIOR CONTRACT

Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

If a Portfolio is structured as a “fund of funds,” total gross annual Portfolio expenses also include the fees associated with the Portfolios in which it invests. Because of this a Portfolio that is structured as a “fund of funds” may have higher fees and expenses than a Portfolio that invests directly in debt and equity securities. For a list of the “fund of funds” Portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.

Examples

The following examples are intended to help you compare the cost of investing in the Prior Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following two examples assume that you invest $10,000 in the Prior Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Example 1 shows a Contract with a combination of features and portfolio ranges that yield the most expensive total cost. Example 2 shows the cost of a Contract with the most expensive optional feature. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: Contract with the MADB, PADB and EADB Optional Death Benefits7

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$994	$1,726	$2,463	$4,614
Minimum Portfolio Expenses:	$768	$1,047	$1,331	$2,421
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$994	$1,726	$2,278	$4,614
Minimum Portfolio Expenses:	$768	$1,047	$1,124	$2,421
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$451	$1,360	$2,278	$4,614
Minimum Portfolio Expenses:	$212	$655	$1,124	$2,421

APPENDIX B—PRIOR CONTRACT

Example 2: Contract with the MADB plus the RPA8

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$847	$1,289	$1,742	$3,252
Minimum Portfolio Expenses:	$838	$1,261	$1,694	$3,157
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$847	$1,289	$1,543	$3,252
Minimum Portfolio Expenses:	$838	$1,261	$1,494	$3,157
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$296	$907	$1,543	$3,252
Minimum Portfolio Expenses:	$286	$877	$1,494	$3,157

For more information, See Charges and Deductions in this prospectus and the prospectus for the Fund.

Notes to Fee and Expense Tables:

1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six Contract Years. The surrender charge is 6% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years 7 and later. The surrender charge also will be deducted if the annuity payments begin during the fist three Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).

2 You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.

3 The table shows the current and maximum risk charges for the Prior Contract. On or after the Annuity Date, the risk charge will be 1.25%. See Charges and Deductions—Risk Charge. The risk charge for a Prior Contract pending payout due to a death claim is based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.

4 The maximum total separate account expenses occur when both the MADB and RPA are selected as optional benefits.

5 If a payee under a settlement option elects to receive a lump sum instead of continuing payments, we will pay the commuted value of the future payments for the remaining guaranteed period. The commuted value is determined by using an interest rate that is 0.25% more than the interest rate used to determine the annuity payments.

6 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain of the Portfolios. After taking these contractual and voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.36% to 1.50%. The reimbursements may be discontinued at any time. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2008, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year.

7 For this example, the following assumptions are used: 0.45% optional benefit charge, 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 0.39% to 2.80%.

8 For this example, the following assumptions are used: 0.85% optional benefit charge, 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 0.73% to 0.83%.

No person has been given the authority to give any information or to make any representations other than those contained in these prospectuses. If given or made, such information or representations must not be relied upon as having been authorized. These prospectuses do not constitute an offer to any person in a state where it is unlawful to make such an offer.

The variable annuity contract described herein is issued by Thrivent Financial for Lutherans, 625 Fourth Avenue South, Minneapolis, MN 55415, and distributed by Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, MN 55415, a subsidiary of Thrivent Financial for Lutherans.

22868PR R4-09	Contract Form W-BC-FPVA (05), W-BB-FPVA (02)

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statement of Additional Information

Dated April 30, 2009

For

Flexible Premium Deferred Variable Annuity Contract

Issued by

THRIVENT FINANCIAL FOR LUTHERANS

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com
Facsimile: 800-225-2264

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus dated April 30, 2009 (the “Prospectus”) for Thrivent Variable Annuity Account I (the “Variable Account”) describing an individual flexible premium deferred variable annuity contract (the “Contract”) being offered by Thrivent Financial for Lutherans (“Thrivent Financial”) to persons eligible for membership in Thrivent Financial, along with a Prior Contract which is being replaced by the Contract. Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, by calling 1-800-847-4836, or by accessing the Securities and Exchange Commission’s Web site at www.sec.gov.

Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

1

INTRODUCTION

The Contract is issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account (a separate account of Thrivent Financial), Fixed Period Allocations, or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (a “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The prospectus for the Fund that accompanies the Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.

Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to Fixed Period Allocations or the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Financial.

PRINCIPAL UNDERWRITER

Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”), an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are sold through Thrivent Financial representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of Thrivent Investment Mgt. The Contracts are offered in all states where Thrivent Financial is authorized to sell variable annuities.

The offering of the Contracts is continuous.

From time to time, Thrivent Financial may offer to exchange old contracts offered by Thrivent Financial, Thrivent Life Insurance Company, AAL or Lutheran Brotherhood for the Contract offered in this Prospectus. No surrender charge will apply upon an exchange of Contracts pursuant to this exchange offer. In addition, as part of the exchange offer, the New Contracts will be deemed to have been issued on the same issue date as the Current Contract for purposes of computing the applicable surrender charge.

Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Mgmt. retained $0.

2008	2007	2006
$31,487,718	$41,487,071	$41,202,199

STANDARD AND POOR’S DISCLAIMER

The Contracts are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Contracts or any member of the public regarding the advisability of investing in securities

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generally or in the Contracts particularly or the ability of the S&P MidCap 400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P’s only relationship to Thrivent Financial is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600 SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the Contracts. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contracts or in the determination or calculation of the equation by which the Contract is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the Contracts.

S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Thrivent Financial, owners of the Contracts, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500® or the S&P 600 SmallCap indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

The consolidated balance sheets of Thrivent Financial as of December 31, 2008 and 2007, as well as the related consolidated statements of operations, members’ equity and cash flows for each of the three years in the period ended December 31, 2008, appearing in this SAI and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose address is 220 south Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Variable Annuity Account I at December 31, 2008 and for the periods indicated therein, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Financial included in this SAI and Registration Statement should be considered as bearing only upon the ability of Thrivent Financial to meet its obligations under the Contracts. The value of the interests of owners and beneficiaries under the Contracts are affected primarily by the investment results of the Subaccounts of the Variable Account.

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Report of Independent Registered Public Accounting Firm

The Board of Directors

Thrivent Financial for Lutherans

We have audited the accompanying consolidated balance sheets of Thrivent Financial for Lutherans (“Thrivent Financial”) as of December 31, 2008 and 2007, and the related consolidated statements of operations, members’ equity and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of Thrivent Financial’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of Thrivent Financial’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Thrivent Financial at December 31, 2008 and 2007, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

February 10, 2009

Thrivent Financial for Lutherans

Consolidated Balance Sheets

As of December 31, 2008 and 2007

(in millions)

	2008	2007
Assets
Fixed maturity securities, at fair value	$25,572	$28,637
Equity securities, at fair value	970	1,529
Mortgage loans	7,689	7,406
Contract loans	1,241	1,238
Short-term investments	1,419	1,922
Amounts due from brokers	27	20
Other investments	1,488	1,197

Total investments	38,406	41,949

Cash and cash equivalents	1,130	824
Accrued investment income	372	373
Receivables	181	189
Deferred acquisition costs	2,541	2,152
Property and equipment, net	167	147
Other assets	30	33
Assets held in separate accounts	9,282	13,987

Total Assets	$52,109	$59,654

Liabilities
Future contract benefits	$14,662	$13,786
Contractholder funds	22,204	21,468
Unpaid claims and claim expenses	214	208
Amounts due to brokers	369	670
Securities lending obligation	831	1,714
Other liabilities	699	578
Liabilities related to separate accounts	9,282	13,987

Total Liabilities	48,261	52,411
Members’ Equity
Retained earnings	6,880	7,212
Accumulated other comprehensive income (loss)	(3,032)	31

Total Members’ Equity	3,848	7,243

Total Liabilities and Members’ Equity	$52,109	$59,654

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Operations

For the Years Ended December 31, 2008, 2007 and 2006

(in millions)

	2008	2007	2006
Revenues
Premiums	$1,355	$1,317	$1,256
Net investment income	2,328	2,384	2,265
Realized investment gains (losses), net	(484)	115	117
Contract charges	629	657	624
Other revenue	305	321	271

Total Revenues	4,133	4,794	4,533

Benefits and Expenses
Contract claims and other benefits	1,270	1,218	1,167
Increase in contract reserves	693	569	523
Interest credited	1,038	1,029	1,025
Dividends to members	329	293	256

Total benefits	3,330	3,109	2,971

Underwriting, acquisition and insurance expenses	596	642	647
Amortization of deferred acquisition costs	358	243	218
Fraternal benefits and expenses	181	188	185

Total expenses	1,135	1,073	1,050

Total Benefits and Expenses	4,465	4,182	4,021

Net Income (Loss)	$(332)	$612	$512

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Members’ Equity

For the Years Ended December 31, 2008, 2007 and 2006

(in millions)

	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance as of January 1, 2006	$6,088	$334	$6,422
Comprehensive Income (Loss):
Net income	512	—	512
Other comprehensive loss	—	(70)	(70)

Total comprehensive income			442

Balance as of December 31, 2006	6,600	264	6,864
Comprehensive Income (Loss):
Net income	612	—	612
Other comprehensive loss	—	(233)	(233)

Total comprehensive income			379

Balance as of December 31, 2007	7,212	31	7,243
Comprehensive Income (Loss):
Net Loss	(332)	—	(332)
Other comprehensive loss	—	(3,063)	(3,063)

Total comprehensive loss			(3,395)

Balance as of December 31, 2008	$6,880	$(3,032)	$3,848

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Cash Flows

For the Years Ended December 31, 2008, 2007 and 2006

(in millions)

	2008	2007	2006
Operating Activities
Net income (loss)	$(332)	$612	$512
Adjustments to reconcile net income to net cash provided by operating activities:
Change in contract liabilities and accruals	882	666	564
Change in contractholder funds	579	(27)	315
Change in deferred acquisition costs	131	32	11
Realized investment losses (gains), net	484	(115)	(117)
Changes in other assets and liabilities	(67)	19	(2)

Net Cash Provided by Operating Activities	1,677	1,187	1,283

Investing Activities
Proceeds from sales, maturities or repayments of fixed maturity securities	5,400	9,271	10,433
Cost of fixed maturity securities acquired	(5,509)	(8,684)	(10,141)
Proceeds from sales of equity securities	2,069	1,826	1,360
Cost of equity securities acquired	(2,222)	(1,902)	(1,430)
Proceeds from mortgage loans sold, matured or repaid	925	870	864
Cost of mortgage loans acquired	(1,032)	(1,113)	(1,238)
Sales of fixed maturity securities under mortgage roll program, net	301	287	309
Contract loans repaid (issued), net	(3)	2	(2)
Sales of short-term investments, net	503	42	125
Change in collateral held for securities lending	(883)	3	(225)
Other, net	(1,077)	(784)	(474)

Net Cash Used in Investing Activities	(1,528)	(182)	(419)

Financing Activities
Universal life and investment contract receipts	2,091	1,327	1,398
Universal life and investment contract withdrawals	(1,934)	(2,516)	(2,338)

Net Cash Provided by (Used in) Financing Activities	157	(1,189)	(940)

Net Change in Cash and Cash Equivalents	306	(184)	(76)
Cash and Cash Equivalents, Beginning of Year	824	1,008	1,084

Cash and Cash Equivalents, End of Year	$1,130	$824	$1,008

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2008, 2007 and 2006

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations

Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society providing to its members life insurance and retirement products, disability income and long-term care insurance as well as Medicare supplement insurance. Thrivent Financial is licensed to conduct business throughout the United States and distributes its products to its members through a network of career financial representatives. Thrivent Financial also offers its members additional related financial products and services, such as investment funds and banking and trust services, through its subsidiaries and affiliates.

Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

Principles of Consolidation

The consolidated financial statements include the accounts of Thrivent Financial and its wholly owned subsidiaries and affiliated entities that are subject to consolidation, which include a stock life insurance company, a broker-dealer, a registered investment advisor, a bank, certain investment funds, a real estate development company, a transfer agent and a property and casualty insurance agency. All significant intercompany transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The significant accounting practices used in preparation of the consolidated financial statements are summarized as follows:

Investments

Fixed maturity securities:  Investments in fixed maturity securities are classified as either available for sale or as trading, and are carried at fair value. Unrealized gains and losses on securities within the available-for-sale portfolio are included as a component of other comprehensive income, while the change in fair value on securities within the trading portfolio are recognized in the Consolidated Statements of Operations as a component of realized investment gains and losses. Discounts or premiums on fixed maturity securities are amortized over the term of the securities using the effective interest method.

Equity securities:  Investments in equity securities are classified as available for sale and carried at fair value.

Mortgage loans:  Mortgage loans are generally stated at their unpaid principal balances, adjusted for premium and discount amortization and an allowance for uncollectible balances. Discounts or premiums are amortized over the term of the loans using the effective interest method.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Investments, continued

Contract loans:  Contract loans are generally carried at their aggregate unpaid balances.

Short-term investments:  Short-term investments are carried at amortized cost, which approximates fair value. Short-term investments consist primarily of collateral on loaned securities (which is invested in an affiliated money market mutual fund), short-term government securities and corporate notes. Short-term investments have contractual maturities of 12 months or less at the time of acquisition.

Other investments:  Other investments consist primarily of equity limited partnerships, real estate joint ventures, derivative instruments and real estate. Real estate joint ventures and equity limited partnerships are valued using both the equity method and internal valuation models. Derivatives are carried at fair market value. Real estate is valued at cost plus capital expenditures less accumulated depreciation.

Loaned securities:  Securities loaned under Thrivent Financial’s securities lending agreement are included in the Consolidated Balance Sheets. Thrivent Financial generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in a segregated affiliated money market mutual fund included in short-term investments on the Consolidated Balance Sheets. An obligation is also recognized for the amount of the collateral and is included in the Consolidated Balance Sheets. Market values of securities loaned and collateral are monitored daily, and additional collateral is obtained as necessary.

Mortgage dollar roll program:  Thrivent Financial uses a mortgage dollar roll program to enhance the yield on its mortgage-backed securities (“MBS”). MBS dollar rolls are similar to repurchase agreements, whereby Thrivent Financial sells a mortgage-backed security and subsequently enters into a commitment to purchase another security at a specified later date. Thrivent Financial’s mortgage dollar roll program generally includes a series of MBS dollar rolls extending for more than a year. Thrivent Financial had $337 million and $639 million in the mortgage dollar roll program outstanding as of December 31, 2008 and 2007, respectively.

Unrealized investment gains and losses:  Unrealized investment gains and losses on securities classified as available for sale, net of related deferred acquisition costs and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income component of members’ equity.

Realized investment gains and losses:  Realized investment gains and losses on sales of securities are determined using an average cost method. Changes in fair value of fixed maturity securities within the trading portfolio are included as a component of realized investment gains and losses. Thrivent Financial periodically reviews its securities portfolios and evaluates those securities where the current fair value is less than amortized cost for indicators that the decline in value is other-than-temporary. Factors considered in the evaluation include the following: 1) Thrivent Financial’s ability to collect all amounts due according to the contractual terms of the debt security; 2) the financial condition of the issuer; 3) the near-term prospects of the issuer; 4) the length of time of the impairment; 5) the extent of the impairment; 6) Thrivent Financial’s ability to hold the security for a period of time sufficient to allow for any anticipated recovery in the market; 7) Thrivent Financial’s intent to retain its investment in the security for a period of time sufficient to allow for any anticipated recovery in the market. Investments that are determined to be other-than-temporarily impaired are written down to fair value, and the write-down is included in realized investment gains and losses in the Consolidated Statements of Operations. Changes in the allowances for mortgage loans and real estate are also included with realized investment gains and losses.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Cash and Cash Equivalents

Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs

Costs which vary with and are primarily attributable to the production of new and renewal business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and contract issue expenses.

For interest-sensitive life, participating life and investment products, these costs are amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Assumptions used in the amortization of deferred acquisition costs are periodically reviewed and updated as necessary to reflect actual experience. The impact of changes in assumptions is recognized as a component of amortization.

Amortization of acquisition costs for other contracts is charged to expense in proportion to premium revenue recognized.

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation expense is determined primarily using the straight-line method over the estimated useful lives of the assets, which range from 3 years for computer hardware and software to 40 years for buildings.

Separate Accounts

Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the contractholder, rather than Thrivent Financial, bears the investment risk. Fees charged on separate account contractholder deposits are recognized when due. Separate account assets are carried at fair value based on quoted market prices. Operating results of the separate accounts are not included in the Consolidated Statements of Operations. While separate account liability values are not guaranteed, the variable annuity products in the separate accounts include guaranteed minimum death and living benefits. At December 31, 2008 and 2007, reserves totaling $133 million and $13 million, respectively, for these benefits have been recognized.

Contract Liabilities and Accruals

Reserves for future contract benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute cash values.

Reserves for future contract benefits for nonparticipating life insurance are also net level reserves, computed using realistic assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.

Reserves for health contracts are generally computed using current pricing assumptions. For Medicare supplement, disability income and long-term care contracts, reserves are computed on a net level basis using realistic assumptions, with provision for adverse deviation.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Contract Liabilities and Accruals, continued

Claim reserves are established for future payments not yet due on claims already incurred, reported or unreported, relating primarily to health contracts. These reserves are based on past experience and applicable morbidity tables.

Contractholder Funds

Reserves for future contract benefits for universal life insurance and deferred annuities consist of contract account balances before applicable surrender charges with additional reserves for any death benefits that may exceed contract account balances.

Insurance Revenues and Benefits

For life and some annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to contract account balances and benefits incurred in excess of contract account balances. Certain profits on limited payment contracts are deferred and recognized over the contract term.

For health contracts, gross premiums are prorated over the contract term of the contracts with the unearned premium included in the contract reserves.

Other Revenue

Other revenue consists primarily of fees earned from investment advisory services performed for the Thrivent family of mutual funds and variable product investment funds.

Dividends to Members

Thrivent Financial’s insurance products are participating in nature. Dividends to members for these policies are recognized over the contract year and are reflected in the Consolidated Statements of Operations. The majority of life insurance contracts, except for universal life and term contracts, begin to receive dividends at the end of the second contract year. Dividends are not currently being paid on most interest-sensitive and health insurance contracts. Dividend scales are approved annually by Thrivent Financial’s Board of Directors.

Fraternal Benefits and Expenses

Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits, and expenses related to Thrivent Financial’s fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent Financial’s fraternal branch system. Thrivent Financial conducts its fraternal activities primarily through its chapter system, which is made up of approximately 1,400 chapters, whose members participate in locally sponsored charitable activities.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Income Taxes

Thrivent Financial, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Thrivent Financial’s subsidiaries file a consolidated federal income tax return. The federal income tax provision is based upon amounts estimated to be currently payable and deferred income taxes resulting from temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

Income tax expense recorded by Thrivent Financial’s subsidiaries for the years ended December 31, 2008, 2007 and 2006 totaled $6 million, $12 million and $10 million, respectively. This tax expense is included as a component of underwriting, acquisition and insurance expenses in the Consolidated Statements of Operations. Thrivent Financial’s subsidiaries had a net deferred tax asset of $4 million as of December 31, 2008 and a net deferred tax liability of $22 million as of December 31, 2007.

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standard No. 157, Fair Value Measurements, (SFAS No. 157). This standard defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Under this standard fair value is based on an exit price model, whereby value is determined based on a price that would be paid or received to settle a financial instrument. Thrivent Financial adopted the provisions of this standard as of January 1, 2008 and the adoption did not have a significant impact on the consolidated financial statements.

In June 2006, the FASB issued FASB Interpretation 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No.109 (“FIN 48”). This statement clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement of Financial Accounting Standards (“SFAS”) No. 109, Accounting for Income Taxes. Thrivent Financial adopted FIN 48 during 2007, and the adoption did not have a significant impact on the consolidated financial statements.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and 132(R). This statement requires: (a) recognition of an asset for the funded status, measured as the difference between the fair value of plan assets and the benefit obligation, of defined benefit postretirement plans that are overfunded and a liability for plans that are underfunded, measured as of the employer’s fiscal year end; and (b) recognition of changes in the funded status of defined benefit postretirement plans, other than for the net periodic benefit cost included in net income, in accumulated other comprehensive income. Thrivent Financial adopted SFAS No. 158 during 2007 and the adoption did not have a significant impact on the consolidated financial statements.

In September 2005, the AICPA issued Statement of Position (“SOP”) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs (“DAC”) in Connection with Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. Thrivent Financial adopted SOP 05-1 during 2007, and the adoption did not have a significant impact on the consolidated financial statements.

In November 2005, the FASB issued FASB Staff Positions (“FSP”) FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments. This FSP provides additional guidance for evaluating impaired securities for indicators on an impairment that is other than temporary. Thrivent Financial adopted FSP FAS 115-1 and FAS 124-1 during 2006, and the adoption did not have a significant impact on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments

Fixed Maturity Securities

The amortized cost and fair value of Thrivent Financial’s investment in fixed maturity securities held in the available for sale portfolio are summarized as follows (in millions):

December 31, 2008	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
Loan-backed obligations of U.S. Government corporations and agencies	$3,228	$67	$3	$3,292
U.S. Treasury securities and non-loan-backed obligations of U.S. Government corporations and agencies	279	40	—	319
Corporate and other bonds	19,953	274	2,250	17,977
Mortgage- & asset-backed securities	4,423	7	1,137	3,293

Total fixed maturity securities	$27,883	$388	$3,390	$24,881

December 31, 2007
Loan-backed obligations of U.S. Government corporations and agencies	$3,632	$22	$29	$3,625
U.S. Treasury securities and non-loan-backed obligations of U.S. Government corporations and agencies	803	34	—	837
Corporate and other bonds	18,504	364	405	18,463
Mortgage- & asset-backed securities	4,979	20	117	4,882

Total fixed maturity securities	$27,918	$440	$551	$27,807

During 2007, Thrivent Financial established a trading securities portfolio to support investment strategies that involve more frequent purchases and sales of securities. The amount of fixed maturity securities in the trading portfolio at December 31, 2008 and 2007 totaled $691 million and $830 million, respectively. Changes in the fair value of such trading securities are included as a component of realized investment gains and losses and totaled a $68 million gain and a $5 million gain for the years ended December 31, 2008 and 2007, respectively.

The amortized cost and fair value of fixed maturity securities in the available-for-sale portfolio by contractual maturity as of December 31, 2008 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in millions).

	Amortized Cost	Fair Value
Due in one year or less	$680	$677
Due after one year through five years	5,956	5,494
Due after five years through ten years	5,717	4,938
Due after ten years	7,879	7,187
Loan-backed obligations of U.S. Government corporations and agencies	3,228	3,292
Mortgage- and asset-backed securities	4,423	3,293

Total fixed maturity securities	$27,883	$24,881

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Equity Securities

The cost and fair value of Thrivent Financial’s investment in equity securities as of December 31 are summarized as follows (in millions):

	2008	2007
Cost	$1,288	$1,360
Gross unrealized gains	26	243
Gross unrealized losses	(344)	(74)

Fair value	$970	$1,529

Included in the equities securities balances discussed above is approximately $79 million and $36 million of investments in mutual funds from the Thrivent Financial mutual fund family as of December 31, 2008 and 2007, respectively.

Aging of Unrealized Losses

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities in the available for sale portfolio have been in a continuous unrealized loss position, as of December 31, 2008 (in millions):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Loan-backed obligations of U.S. Government corporations and agencies	7	$1	$—	12	$227	$3
U.S. Treasury securities and non-loan-backed obligations of U.S. Government corporations and agencies	2	4	—	—	—	—
Corporate and other bonds	1,773	8,743	1,112	849	4,146	1,138
Mortgage & asset-backed securities	107	1,149	279	183	1,944	858

Total fixed maturity securities	1,889	$9,897	$1,391	1,044	$6,317	$1,999

As of December 31, 2008, gross unrealized losses on fixed maturity securities in the available-for-sale portfolio totaled $3.4 billion comprising 2,933 issuers. Of this amount, $2.0 billion, comprised of 1,044 issuers, was in the greater-than-twelve-month category. The average unrealized loss per security is $1.2 million as of December 31, 2008.

The following table shows the fair value and gross unrealized losses by length of time that individual equity securities have been in a continuous unrealized loss position, as of December 31, 2008 (in millions):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Equity securities	630	$923	$292	21	$78	$52

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Aging of Unrealized Losses, continued

As of December 31, 2008, gross unrealized losses on equity securities totaled $344 million comprising 651 issuers. Of this amount, $52 million, comprised of 21 issuers, was in the greater-than-twelve-month category.

Thrivent Financial performs periodic evaluations of its securities in accordance with its impairment policy in order to determine whether such securities are other-than-temporarily impaired. This review includes an evaluation of each security issuer’s creditworthiness such as its ability to generate operating cash flow and remain current on all debt obligations as well as any changes in its credit ratings from third party agencies. Thrivent Financial also evaluates the severity and duration of any decline in fair value as another indicator of other-than-temporary impairment. Thrivent Financial takes into consideration the current market environment, near-term and long-term asset liability management strategies and target allocation strategies for various asset classes in evaluating the potential need to sell securities that are in an unrealized loss position but where there are no other indications of other-than-temporary impairment. Generally, Thrivent Financial has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value, however, if a significant change in the capital markets occurs that affects the overall risk profile of its investment strategies, Thrivent Financial may need to update its assessment of its investment holdings. If in response to changed conditions in the capital markets, Thrivent Financial decides to sell a security in an unrealized loss position, a realized loss is recognized in the period that the decision is made to sell that security.

Based on Thrivent Financial’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the securities summarized above are not other-than-temporarily impaired.

Mortgage Loans

Thrivent Financial invests in mortgage loans, principally involving commercial real estate. Such investments consist of first mortgage liens on completed income-producing properties. The unpaid principal balances of mortgage loans and the allowance for credit losses as of December 31 were as follows (in millions):

	2008	2007
Commercial	$6,334	$6,173
Church	983	920
Non-commercial	383	317

	7,700	7,410
Allowance for credit losses	(11)	(4)

Total	$7,689	$7,406

Maximum loan to value ratio for loans Issued during the year	76%	75%

The changes in the allowance for credit losses for the years ended December 31 were as follows (in millions):

	2008	2007	2006
Allowance for credit losses, beginning of year	$4	$33	$32
Net additions (reductions)	7	(29)	1

Allowance for credit losses, end of year	$11	$4	$33

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Mortgage Loans, continued

During 2007, Thrivent Financial updated its methodology for determining its allowance for credit losses. The risk factors associated with various classifications of mortgage loans were revised to reflect more current experience. This change in estimate resulted in a reduction of the allowance of approximately $29 million.

Thrivent Financial does not accrue interest income on impaired mortgage loans; rather, income is recognized for these loans when received. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that Thrivent Financial will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. Interest income recognized on impaired mortgage loans totaled $0.6 million, $0.1 million and $0.1 million during the years ended December 31, 2008, 2007 and 2006, respectively.

The distribution of Thrivent Financial’s mortgage loan investments among various geographic regions of the United States as well as by property type as of December 31 was as follows:

	2008	2007
Geographic Region
Pacific	25%	25%
South Atlantic	18	19
West North Central	13	13
East North Central	13	13
Mountain	9	9
West South Central	9	9
Mid Atlantic	9	9
Other	4	3

Total	100%	100%

Property Type
Industrial	32%	30%
Office	19	19
Retail	19	17
Church	14	12
Apartments	5	6
Hotels/Motels	3	2
Other	8	14

Total	100%	100%

Derivative Financial Instruments

Thrivent Financial uses derivative financial instruments in the normal course of business to manage investment risks, to reduce interest rate and duration imbalances determined in asset/liability analyses and to offset risks associated with the guaranteed living benefit features of certain variable annuity products. Thrivent Financial does not use hedge accounting treatment for any of its derivative financial instruments.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Derivative Financial Instruments, continued

Foreign Currency Swaps

Thrivent Financial utilizes foreign currency swaps to manage the risk associated with changes in the exchange rate of Canadian, Australian and Euro denominated securities. The swaps convert a stream of Canadian dollar, Australian dollar or Euro payments to U.S. dollar payments. The swaps are valued at market value at each reporting period, and the change in the market value is recognized in earnings. No cash is exchanged at the outset of the swaps, and interest payments received are recorded as a component of net investment income.

Total Rate of Return Swaps

Thrivent Financial utilizes total rate of return swaps to enhance the return on pools of collateralized mortgage-backed securities. The swap contracts are generally three months in duration and are valued at market value at each reporting period with the change in market value recognized in earnings. No cash is exchanged at the outset of the swap, and payments on the swap are exchanged monthly and recorded as a component of net investment income.

Futures

Thrivent Financial utilizes futures contracts to manage a portion of the risks associated with the guaranteed living benefit features of certain variable annuity products. Cash paid for the future contract is recorded in other investments. The future contracts are valued at market value at each reporting period, and the change in the market value is recognized in earnings.

Covered Written Call Options

Thrivent Financial sells covered written call option contracts to enhance the return on residential mortgage-backed “to be announced” collateral which it owns. The premium received for these call options is recorded as a liability at market value at each reporting period with the change in market value recognized in earnings. All positions in these contracts are settled at month end. Upon disposition of the options, the gains are recorded as a component of net investment income. During the years ended 2008, 2007 and 2006, $8 million, $14 million and $11 million, respectively, was received in call premium.

Convertible Bonds and Preferred Stocks

Thrivent Financial owns bonds and preferred stocks with convertible options, which are recorded as embedded derivatives. The securities are bifurcated with the option value recorded in other investments. These embedded derivatives are valued at market value at each reporting period, and the change in market value is recognized in earnings.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Convertible Bonds and Preferred Stocks, continued

The following table summarizes the carrying value, which equals fair value, and the notional amounts of Thrivent Financial’s derivative financial instruments at December 31 (in millions):

December 31, 2008	Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount
Foreign currency swaps	$10	$104	$—	$—
Total rate of return swaps	—	—	—	—
Credit default swaps	4	10	—	—
Futures	149	148	—	—
Convertible bonds and preferred stocks	219	588	—	—

Total	$382	$850	$—	$—

December 31, 2007
Foreign currency swaps	$—	$—	$15	$116
Total rate of return swaps	1	100	—	—
Futures	51	51	—	—
Convertible bonds and preferred stocks	375	669	—	—

Total	$427	$820	$15	$116

Notional amounts do not represent amounts exchanged by the parties and are therefore not a measure of Thrivent Financial’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, such as interest rates, exchange rates, security prices, or financial and other indices.

Investment Income

Investment income by type of investment for the years ended December 31 is summarized as follows (in millions):

	2008	2007	2006
Fixed maturity securities, available for sale	$1,603	$1,616	$1,612
Equity securities	57	71	38
Mortgage loans	498	489	468
Contract loans	87	87	87
Other invested assets	112	163	104

	2,357	2,426	2,309
Investment expenses	29	42	44

Net investment income	$2,328	$2,384	$2,265

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Realized Investment Gains and Losses

Realized investment gains and losses for the years ended December 31 were as follows (in millions):

	2008	2007	2006
Net gains (losses) on sales:
Fixed maturity securities, available for sale:
Gross gains	$176	$236	$184
Gross losses	(259)	(200)	(169)
Equity securities:
Gross gains	101	150	170
Gross losses	(310)	(69)	(60)
Other	105	9	1

	(187)	126	126

Fixed maturity securities, trading	68	5	—

Provisions for losses:
Fixed maturity securities, available for sale	(259)	(41)	(7)
Equity securities	(35)	(2)	—
Mortgage loans and other invested assets	(71)	27	(2)

	(365)	(16)	(9)

Realized investment gains (losses), net	$(484)	$115	$117

During 2008, Thrivent Financial purchased from its affiliated family of mutual funds securities at amortized cost of $23 million. Thrivent Financial subsequently recorded an other-than-temporary impairment of $19 million related to these securities.

Proceeds from the sale of fixed maturity securities in the available-for-sale portfolio, net of mortgage dollar roll transactions, were $4.9 billion, $8.7 billion and $9.8 billion for the years ended December 31, 2008, 2007 and 2006, respectively.

Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) as of December 31 are shown below (in millions):

	2008	2007
Unrealized investment gains (losses)	$(3,317)	$63
Deferred acquisition costs adjustment	539	19
Deferred income taxes adjustment	19	1
Pension liability adjustment	(273)	—
SFAS No. 158 adjustment	—	(52)

Total	$(3,032)	$31

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) for the years ended December 31 were as follows (in millions):

	2008	2007	2006
Unrealized investment gains and losses arising during the period on securities available for sale	$(3,966)	$(120)	$(35)
Reclassification adjustment for realized gains and losses included in net income	586	(74)	(118)
Change in deferred acquisition costs due to unrealized investment gains and losses	520	14	35
Change in deferred income taxes due to unrealized investment gains and losses	18	(1)	—
SFAS No. 158 adjustment	—	(52)	—
Pension liability adjustment	(221)	—	48

Total other comprehensive loss	$(3,063)	$(233)	$(70)

Note 3. Deferred Acquisition Costs

The changes in deferred acquisition costs for the years ended December 31 were as follows (in millions):

	2008	2007	2006
Balance at beginning of year	$2,133	$2,165	$2,176
Capitalization of acquisition costs	227	211	207
Acquisition costs amortized	(358)	(243)	(218)

	2,002	2,133	2,165
Adjustment for unrealized investment gains and losses	539	19	5

Balance at end of year	$2,541	$2,152	$2,170

Note 4. Property and Equipment

The components of property and equipment as of December 31 were as follows (in millions):

	2008	2007
Buildings	$151	$149
Furniture and equipment	276	217
Other	21	22

	448	388
Accumulated depreciation	(281)	(241)

Property and equipment, net	$167	$147

Depreciation expense for the years ended December 31, 2008, 2007 and 2006 was $43 million, $39 million and $40 million, respectively.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 5. Benefit Plans

Pension and Other Postretirement Benefits

Thrivent Financial has a qualified noncontributory defined benefit retirement plan which provides benefits to substantially all home office and field employees upon retirement. Thrivent Financial also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent Financial uses a measurement date of December 31 in its benefit plan disclosures.

The components of net periodic pension expense for Thrivent Financial’s qualified retirement and other plans for the years ended December 31 were as follows (in millions):

	Retirement Plan			Other Plans
	2008	2007	2006	2008	2007	2006
Service cost	$16	$16	$17	$3	$3	$2
Interest cost	39	36	35	7	6	6
Expected return on plan assets	(52)	(49)	(47)	—	—	—
Amortization of prior service cost	(1)	(1)	(1)	(1)	(1)	(1)
Other	—	1	3	1	1	1

Periodic cost	$2	$3	$7	$10	$9	$8

The plans’ funded status and the amounts recognized in the consolidated financial statements as of December 31, were as follows (in millions):

	Retirement Plan		Other Plans
	2008	2007	2008	2007
Change in projected benefit obligation:
Benefit obligation, beginning of year	$638	$640	$115	$106
Service cost	16	16	3	3
Interest cost	39	36	7	6
Actuarial (gain) loss	(25)	(22)	7	5
Benefits paid	(31)	(32)	(7)	(5)

Benefit obligation, end of year	637	638	125	115

Change in plan assets:
Fair value of plan assets, beginning of year	648	633	—	—
Actual return on plan assets	(188)	47	—	—
Employer contribution	—	—	7	5
Benefits paid	(31)	(32)	(7)	(5)

Fair value of plan assets, end of year	429	648	—	—

Funded status	$(208)	$10	$(125)	$(115)

Amounts recognized in accumulated other comprehensive income following adoption of SFAS No. 158:
Prior service credit	$(5)	$(5)	$(4)	$(5)
Net Loss	239	24	43	38

Total recognized	$234	$19	$39	$33

Accumulated benefit obligation	$584	$579	$125	$114

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 5. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

As of December 31, 2008, the accumulated benefit obligation of the retirement plan exceeded the fair value of the assets and as of December 31, 2008 and 2007, the other benefit plans exceeded the fair value of the assets. As a result, a benefit obligation liability was included in other liabilities in the Consolidated Balance Sheets. As of December 31, 2007, the fair value of Thrivent Financial’s retirement plan assets exceeded the accumulated benefit obligation of the plan. As a result, a prepaid pension asset was included in other assets on the Consolidated Balance Sheets.

Thrivent Financial periodically evaluates the long-term earned rate assumption taking into consideration historical performance of the plan’s assets as well as current asset diversification and investment strategy in determining the rate of return assumption used in calculating the plan’s benefit expenses and obligation.

	Retirement Plan		Other Benefits
	2008	2007	2008	2007
Weighted average assumptions at end of year:
Discount rate	6.85%	6.25%	6.85%	6.25%
Expected return on plan assets	8.50	8.50	n/a	n/a
Rate of compensation increase	4.35	3.75	n/a	n/a

The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was 8% for pre-65 and 9% for post-65 in 2009, trending down to 5% in 2014. The assumed health care cost trend rates can have a significant impact on the amounts reported. For example, a one-percentage point increase in the rate would increase the 2008 total service and interest cost by $1 million and the postretirement health care benefit obligation by $14 million. The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) includes a federal subsidy to sponsors of retirement health care plans that provide a prescription benefit that is at least actuarially equivalent to Medicare Part D. This subsidy has been taken into consideration in the calculation the net periodic postretirement benefit costs and the accumulated postretirement benefit obligation.

Estimated benefit payments for the next five years are as follows: 2009 — $42 million; 2010 — $44 million; 2011 — $46 million; 2012 — $48 million; 2013 — $50 million; and 2014 to 2018 — $287 million.

The assets of Thrivent Financial’s qualified defined benefit plan are held in trust. Thrivent Financial has a benefit plan advisory committee that sets investment guidelines, which are established based on market conditions, risk tolerance, funding requirements and expected benefit payments. A third party oversees the investment allocation process and monitors asset performance. As pension liabilities are long-term in nature, Thrivent Financial employs a long-term total return approach to maximize the long-term rate of return on plan assets for a prudent level of risk.

The investment portfolio contains a diversified portfolio of investment categories, including equities and fixed income securities. Securities are also diversified in terms of domestic and international securities, short- and long-term securities, growth and value styles, large cap and small cap stocks, active and passive management and derivative-based styles. With prudent risk tolerance and asset diversification, the plan is expected to meet its pension obligations in the future.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 5. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

The weighted average asset allocations as of December 31 were as follows:

	Pension Asset Allocation		Target Allocation
	2008	2007	2008	2007
Asset Category:
Equity securities	63%	63%	60%	60%
Fixed income and other securities	37	37	40	40

Total	100%	100%	100%	100%

The minimum pension contribution required for 2009 under ERISA guidelines will be determined in the first quarter of 2009.

Defined Contribution Plans

Thrivent Financial also provides contributory and noncontributory defined contribution retirement benefits, which cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect to contribute a percentage of their eligible earnings, and Thrivent Financial will match participant contributions up to 6% of eligible earnings. In addition, Thrivent Financial will contribute a percentage of eligible earnings for participants in a noncontributory plan for field employees.

For the years ended December 31, 2008, 2007 and 2006, Thrivent Financial contributed $24 million, $21 million and $21 million, respectively, to these plans.

As of December 31, 2008 and 2007, $115 million and $118 million, respectively, of the assets of the defined contribution plans were invested in a deposit administration contract issued by Thrivent Financial.

Note 6. Claims Liabilities

Activity in the liabilities for accident and health, long-term care and disability benefits, included in reserves for future policy benefits and claims liabilities for the years ended December 31 is summarized below (in millions):

	2008	2007	2006
Net balance at January 1	$472	$435	$412
Incurred related to:
Current year	214	204	196
Prior years	29	28	8

	243	232	204

Paid related to:
Current year	62	64	64
Prior years	142	131	117

	204	195	181

Net balance at December 31	$511	$472	$435

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 6. Claims Liabilities, continued

Thrivent Financial uses estimates for determining its liability for accident and health, long-term care and disability benefits, which are based on historical claim payment patterns, and attempts to provide for potential adverse changes in claim patterns and severity. Thrivent Financial annually reviews the claim payment experience to evaluate the methodology and assumptions that are used in determining its estimate of ultimate claims experience. Differences between anticipated claims and actual claims can result in adjustments to liabilities in each year.

Note 7. Reinsurance

Thrivent Financial participates in reinsurance in order to limit its maximum losses and to diversify its exposures. Life and accident and health reinsurance is accomplished through various plans of reinsurance, primarily coinsurance and yearly renewable term. Ceded balances would represent a liability of Thrivent Financial in the event the reinsurers were unable to meet their obligations under the terms of the reinsurance agreements.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31 were as follows (in millions):

	2008	2007	2006
Direct premiums	$1,407	$1,363	$1,296
Reinsurance ceded	(52)	(46)	(40)

Net premiums	$1,355	$1,317	$1,256

Direct contract charges	$1,302	$1,236	$1,181
Reinsurance ceded	(32)	(18)	(14)

Net contract charges	$1,270	$1,218	$1,167

Reinsurance recoveries	$7	$7	$6

Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders. Reinsurance recoverables on life and accident and health claims included in receivables in the Consolidated Balance Sheets as of December 31, 2008 and 2007 were $139 million and $135 million, respectively.

Four reinsurance companies account for approximately 96% of the reinsurance recoverable at December 31, 2008. Thrivent Financial periodically reviews the financial condition of its reinsurers and amounts recoverable in order to evaluate the financial strength of the companies supporting the recoverable balances.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 8. Fair Value of Financial Instruments

Fair Value of Financial Instruments Carried at Fair Value

In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments have been classified into one of three categories based on that evaluation:

Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.

Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.

Level 3:	Fair value based on significant value driver inputs that are not observable.

Fixed Maturity Securities

Fair values for fixed maturity securities are primarily based on quoted market prices in active markets where available, or are estimated using values obtained from independent pricing services which utilize market standard methodologies based on market observable inputs.

Equity Securities

The fair values for investments in equity securities are primarily based on quoted market prices in active markets.

Other Investments

Other investments primarily include derivatives and private equity investments. The fair values of futures and equity options are the closing price of their actively traded exchanges. Bond options and swaps have fair values derived from broker quotes that rely on both observable and unobservable inputs. The fair values of private equity investments are valued primarily using internal valuation methodologies designed for specific asset classes.

Separate Account Assets

The fair values for separate account assets are based on quoted market prices in active markets.

The carrying value and estimated fair value of Thrivent Financial’s financial instruments carried at fair value as of December 31 were as follows (in millions):

	2008 Estimated Fair Value				2007 Estimated Fair Value
	Level 1	Level 2	Level 3	Total
Financial instruments carried at fair value:
Fixed maturity securities	$849	$20,790	$3,933	$25,572	$28,637
Equity securities	802	167	1	970	1,529
Other investments	4	219	1,205	1,428	1,130
Assets held in separate accounts	9,282	—	—	9,282	13,987

Total	$10,937	$21,176	$5,139	$37,252	$45,283

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 8. Fair Value of Financial Instruments, continued

Fair Value of Financial Instruments Carried at Fair Value, continued

For those financial instruments carried on the consolidated balance sheet at fair value and whose fair value is categorized as Level 3, the following table shows the changes in fair value for the year ended December 31, (in millions):

	Fixed Maturity Securities	Equity Securities	Other Assets	Total
Balance, January 1, 2008	$4,353	$11	$750	$5,114
Realized gains and losses included in net income	(69)	(18)	92	5
Unrealized gains and losses included in other comprehensive income	(478)	1	5	(472)
Purchases, sales and maturities, net	127	7	358	492
Transfers in and out of Level 3	—	—	—	—

Balance, December 31, 2008	$3,933	$1	$1,205	$5,139

Amount of gains (losses) recognized in net income attributable to the change in unrealized gains (losses) related to assets still held at December 31, 2008	$—	$—	$106	$106

Fair Value of Financial Instruments Not Carried at Fair Value

The following methods and assumptions were used in estimating fair value disclosures for financial instruments not carried at fair value.

Mortgage Loans

The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Contract Loans

The carrying amounts for these instruments approximate their fair values.

Short-Term Investments

The carrying amounts for these instruments approximate their fair values.

Other Investments

Other investments not carried at fair value include primarily investments in real estate and real estate joint ventures. The fair values are valued primarily using various market valuation techiniques.

Cash and Cash Equivalents

The carrying amounts for these instruments approximate their fair values.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 8. Fair Value of Financial Instruments, continued

Fair Value of Financial Instruments Not Carried at Fair Value, continued

Policyholder account balances

The fair values for investment-type contracts, such as deferred annuities, liabilities related to separate account liabilities, supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal.

Liabilities Related to Separate Accounts

The carrying amounts for these instruments reflect the amounts in the separate account assets and approximate their fair values.

Other Liabilities

The fair values for deposit type liabilities, such as interest-bearing withdrawal accounts and fixed-rate certificates of deposit, are based on current market interest rates offered for these products.

The carrying value and estimated fair value of Thrivent Financial’s financial instruments not carried at fair value as of December 31 were as follows (in millions):

	2008		2007
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial Assets:
Mortgage loans	$7,689	$7,409	$7,406	$7,553
Contract loans	1,241	1,241	1,238	1,238
Short-term investments	1,419	1,419	1,922	1,922
Other investments	60	94	67	102
Cash and cash equivalents	1,130	1,130	824	824
Financial Liabilities:
Policyholder account balances	12,475	12,700	11,949	11,873
Separate account liabilities	9,282	9,282	13,987	13,987
Other	479	480	431	421

The results of the valuation methods presented in this footnote are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instrument. These fair values are for certain financial instruments of Thrivent Financial; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Financial.

Note 9. Commitments and Contingent Liabilities

Litigation and Other Proceedings

Thrivent Financial is involved in various lawsuits, contractual matters and other contingencies that have arisen from the normal course of business. Thrivent Financial assesses its exposure to these matters periodically and adjusts its provision accordingly. As of December 31, 2008, Thrivent Financial believes adequate provision has been made for any potential losses that may result from these matters.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 9. Commitments and Contingent Liabilities, continued

Financial Instruments

Thrivent Financial is a party to financial instruments with on and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate equity price or liquidity risk in excess of the amount recognized in the Consolidated Balance Sheets. Thrivent Financial’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.

Commitments to Extend Credit

Thrivent Financial has commitments to extend credit for mortgage loans, church loans and other lines of credit at market interest rates in the amount of $142 million and $1,151 million as of December 31, 2008 and 2007, respectively. Commitments to purchase other invested assets were $1,502 million and $1,073 million as of December 31, 2008 and 2007, respectively.

Financial Guarantees

Thrivent Financial has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions as defined in the agreement occur. This agreement is secured by the assets of the third party.

Leases

Thrivent Financial has operating leases for certain office equipment and real estate. Rental expense for these items totaled $9 million, $13 million and $8 million for the years ended December 31, 2008, 2007 and 2006, respectively. Future minimum aggregate rental commitments as of December 31, 2008 for operating leases were as follows: 2009 — $5 million; 2010 — $5 million; 2011 — $3 million; 2012 — $2 million; and 2013 — $1 million.

Fraternal Commitment

Thrivent Financial’s commitment to Habitat for Humanity to help build additional homes, which began in 2006, is expected to provide funding of approximately $125 million over a four-year period as certain milestones are achieved. Thrivent Financial has funded approximately $32 million, $30 million and $26 million of this commitment during the years ended December 31, 2008, 2007 and 2006, respectively.

Note 10. Synopsis of Statutory Financial Results

The accompanying financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by the primary states regulating Thrivent Financial. Prescribed accounting practices are included in the National Association of Insurance Commissioner’s Accounting Practices and Procedures Manual. Permitted practices are accounting practices that may deviate from prescribed practices upon the approval of the primary states regulating Thrivent Financial. The synopsis of statutory financial results is included to satisfy certain state reporting requirements for fraternal benefit societies.

The following describes the more significant statutory accounting policies that are different from GAAP accounting policies.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 10. Synopsis of Statutory Financial Results, continued

Fixed Maturity Securities

For statutory purposes, investments in fixed maturity securities are reported at amortized cost.

Acquisition Costs

Costs incurred to acquire new business are charged to operations as incurred.

Contract Liabilities

Liabilities for future contract benefits and expenses are determined using statutorily prescribed rates for mortality and interest.

Non-Admitted Assets

Certain assets, primarily furniture, equipment and agents’ debit balances, are charged directly to members’ equity and excluded from the Consolidated Balance Sheets.

Interest Maintenance Reserve

Certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are deferred and amortized into operating results over the remaining maturity of the sold security.

Asset Valuation Reserve

A reserve, charged directly to members’ equity, is maintained based on certain risk factors applied to invested asset classes.

Premiums and Withdrawals

Funds deposited and withdrawn on universal life and investment-type contracts are recorded in the Consolidated Statements of Operations.

Consolidation

Subsidiaries are not consolidated into the statutory results; rather, the equity method of accounting for the ownership of subsidiaries is used, with the change in the value of the subsidiaries reflected as a direct adjustment of members’ equity.

Summarized statutory-basis financial information as of December 31, 2008 and 2007 and for the years ended December 31, 2008, 2007 and 2006 for Thrivent Financial is as follows (in millions):

	2008	2007
Admitted assets	$49,470	$53,474

Liabilities	$45,535	$49,040
Surplus	3,935	4,434

Total liabilities and surplus	$49,470	$53,474

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 10. Synopsis of Statutory Financial Results, continued

Consolidation, continued

	2008	2007	2006
Gain from operations before net realized capital gains and losses	$102	$348	$417
Net realized capital gains (losses)	(417)	43	107

Net income (loss)	(315)	391	524
Total other changes	(184)	(74)	14

Net change in unassigned surplus	$(499)	$317	$538

Thrivent Financial is in compliance with the statutory surplus requirements of all states.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contractholders

Thrivent Financial for Lutherans

We have audited the accompanying statements of assets and liabilities of the individual subaccounts of Thrivent Variable Annuity Account I (the Account) (comprising, respectively, the Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, Technology, Partner Healthcare, Partner Natural Resources, Partner Emerging Markets, Real Estate Securities, Partner Utilities, Partner Small Cap Growth, Partner Small Cap Value, Small Cap Stock, Small Cap Index, Mid Cap Growth II, Mid Cap Growth, Partner Mid Cap Value, Mid Cap Stock, Mid Cap Index, Partner Worldwide Allocation, Partner International Stock, Partner Socially Responsible Stock, Partner All Cap Growth, Partner All Cap Value, Partner All Cap, Large Cap Growth II, Large Cap Growth, Partner Growth Stock, Large Cap Value, Large Cap Stock, Large Cap Index, Equity Income Plus, Balanced, High Yield, Diversified Income Plus, Partner Socially Responsible Bond, Income, Bond Index, Limited Maturity Bond, Mortgage Securities, and Money Market subaccounts), as of December 31, 2008, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the affiliated transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Thrivent Variable Annuity Account I at December 31, 2008, and the results of their operations and changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

April 17, 2009

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

As of December 31, 2008	Aggressive Allocation Subaccount	Moderately Aggressive Allocation Subaccount	Moderate Allocation Subaccount	Moderately Conservative Allocation Subaccount
Assets:
Series funds, at fair value	$205,285,944	$855,473,557	$1,112,079,688	$431,622,144

Total Assets	205,285,944	855,473,557	1,112,079,688	431,622,144

Total Liabilities	—	—	—	—

Net Assets	$205,285,944	$855,473,557	$1,112,079,688	$431,622,144

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$204,948,665	$853,830,918	$1,107,953,218	$430,557,746
Reserves for contracts in annuity payment period	337,279	1,642,639	4,126,470	1,064,398

Net Assets	$205,285,944	$855,473,557	$1,112,079,688	$431,622,144

Series funds, at cost	$299,017,395	$1,197,355,334	$1,461,097,434	$524,299,669
Series funds shares owned	24,131,414	99,025,749	124,643,266	46,582,286

As of December 31, 2008	Technology Subaccount	Partner Healthcare Subaccount	Partner Natural Resources Subaccount	Partner Emerging Markets Subaccount
Assets:
Series funds, at fair value	$12,625,707	$4,351,017	$3,722,440	$1,441,917

Total Assets	12,625,707	4,351,017	3,722,440	1,441,917

Total Liabilities	—	—	—	—

Net Assets	$12,625,707	$4,351,017	$3,722,440	$1,441,917

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$12,573,843	$4,330,901	$3,710,379	$1,428,603
Reserves for contracts in annuity payment period	51,864	20,116	12,061	13,314

Net Assets	$12,625,707	$4,351,017	$3,722,440	$1,441,917

Series funds, at cost	$23,309,499	$4,856,581	$5,954,204	$2,136,227
Series funds shares owned	3,474,136	486,430	650,276	257,974

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities, continued

As of December 31, 2008	Real Estate Securities Subaccount	Partner Utilities Subaccount	Partner Small Cap Growth Subaccount	Partner Small Cap Value Subaccount
Assets:
Series funds, at fair value	$54,826,804	$2,572,700	$14,863,173	$38,906,170

Total Assets	54,826,804	2,572,700	14,863,173	38,906,170

Total Liabilities	—	—	—	—

Net Assets	$54,826,804	$2,572,700	$14,863,173	$38,906,170

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$54,627,909	$2,553,467	$14,809,455	$38,866,181
Reserves for contracts in annuity payment period	198,895	19,233	53,718	39,989

Net Assets	$54,826,804	$2,572,700	$14,863,173	$38,906,170

Series funds, at cost	$90,637,518	$3,202,485	$22,729,440	$51,438,221
Series funds shares owned	5,867,406	371,230	1,996,075	3,223,993

As of December 31, 2008	Small Cap Stock Subaccount	Small Cap Index Subaccount	Mid Cap Growth II Subaccount	Mid Cap Growth Subaccount
Assets:
Series funds, at fair value	$52,765,794	$42,689,383	$7,376,240	$48,896,042

Total Assets	52,765,794	42,689,383	7,376,240	48,896,042

Total Liabilities	—	—	—	—

Net Assets	$52,765,794	$42,689,383	$7,376,240	$48,896,042

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$52,625,536	$42,596,991	$7,345,490	$48,654,034
Reserves for contracts in annuity payment period	140,258	92,392	30,750	242,008

Net Assets	$52,765,794	$42,689,383	$7,376,240	$48,896,042

Series funds, at cost	$79,896,759	$67,293,944	$11,639,664	$72,476,381
Series funds shares owned	6,218,642	4,050,495	1,305,899	5,118,556

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities, continued

As of December 31, 2008	Partner Mid Cap Value Subaccount	Mid Cap Stock Subaccount	Mid Cap Index Subaccount	Partner Worldwide Allocation Subaccount
Assets:
Series funds, at fair value	$7,713,867	$54,573,587	$42,857,894	$7,536,738

Total Assets	7,713,867	54,573,587	42,857,894	7,536,738

Total Liabilities	—	—	—	—

Net Assets	$7,713,867	$54,573,587	$42,857,894	$7,536,738

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$7,711,360	$54,391,470	$42,765,336	$7,523,034
Reserves for contracts in annuity payment period	2,507	182,117	92,558	13,704

Net Assets	$7,713,867	$54,573,587	$42,857,894	$7,536,738

Series funds, at cost	$11,465,940	$85,844,333	$64,065,668	$10,321,638
Series funds shares owned	935,377	7,707,154	5,155,837	1,250,039

As of December 31, 2008	Partner International Stock Subaccount	Partner Socially Responsible Stock Subaccount	Partner All Cap Growth Subaccount	Partner All Cap Value Subaccount
Assets:
Series funds, at fair value	$154,253,174	$511,733	$606,361	$972,675

Total Assets	154,253,174	511,733	606,361	972,675

Total Liabilities	—	—	—	—

Net Assets	$154,253,174	$511,733	$606,361	$972,675

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$153,895,871	$511,733	$606,361	$972,675
Reserves for contracts in annuity payment period	357,303	—	—	—

Net Assets	$154,253,174	$511,733	$606,361	$972,675

Series funds, at cost	$227,197,038	$649,292	$886,091	$1,427,044
Series funds shares owned	18,864,274	78,929	113,485	177,680

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities, continued

As of December 31, 2008	Partner All Cap Subaccount	Large Cap Growth II Subaccount	Large Cap Growth Subaccount	Partner Growth Stock Subaccount
Assets:
Series funds, at fair value	$29,428,711	$8,573,225	$119,959,606	$29,219,209

Total Assets	29,428,711	8,573,225	119,959,606	29,219,209

Total Liabilities	—	—	—	—

Net Assets	$29,428,711	$8,573,225	$119,959,606	$29,219,209

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$29,235,936	$8,562,999	$119,564,501	$29,202,426
Reserves for contracts in annuity payment period	192,775	10,226	395,105	16,783

Net Assets	$29,428,711	$8,573,225	$119,959,606	$29,219,209

Series funds, at cost	$45,843,844	$13,575,889	$155,810,287	$45,627,036
Series funds shares owned	4,825,644	1,464,707	10,943,123	4,198,706

As of December 31, 2008	Large Cap Value Subaccount	Large Cap Stock Subaccount	Large Cap Index Subaccount	Equity Income Plus Subaccount
Assets:
Series funds, at fair value	$118,423,141	$138,319,359	$85,294,773	$1,017,205

Total Assets	118,423,141	138,319,359	85,294,773	1,017,205

Total Liabilities	—	—	—	—

Net Assets	$118,423,141	$138,319,359	$85,294,773	$1,017,205

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$118,158,333	$137,945,575	$85,071,034	$1,017,205
Reserves for contracts in annuity payment period	264,808	373,784	223,739	—

Net Assets	$118,423,141	$138,319,359	$85,294,773	$1,017,205

Series funds, at cost	$156,070,804	$193,214,928	$126,175,485	$1,251,902
Series funds shares owned	14,619,781	22,648,943	6,215,779	147,616

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities, continued

As of December 31, 2008	Balanced Subaccount	High Yield Subaccount	Diversified Income Plus Subaccount	Partner Socially Responsible Bond Subaccount
Assets:
Series funds, at fair value	$62,592,630	$60,867,237	$41,050,675	$1,491,603

Total Assets	62,592,630	60,867,237	41,050,675	1,491,603

Total Liabilities	—	—	—	—

Net Assets	$62,592,630	$60,867,237	$41,050,675	$1,491,603

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$62,355,047	$60,562,290	$40,719,758	$1,491,603
Reserves for contracts in annuity payment period	237,583	304,947	330,917	—

Net Assets	$62,592,630	$60,867,237	$41,050,675	$1,491,603

Series funds, at cost	$77,070,350	$86,471,713	$55,456,821	$1,484,147
Series funds shares owned	5,324,902	17,475,019	8,186,231	148,930

As of December 31, 2008	Income Subaccount	Bond Index Subaccount	Limited Maturity Bond Subaccount	Mortgage Securities Subaccount
Assets:
Series funds, at fair value	$101,522,013	$95,134,556	$123,483,696	$25,036,586

Total Assets	101,522,013	95,134,556	123,483,696	25,036,586

Total Liabilities	—	—	—	—

Net Assets	$101,522,013	$95,134,556	$123,483,696	$25,036,586

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$101,278,991	$94,894,120	$123,242,082	$24,967,412
Reserves for contracts in annuity payment period	243,022	240,436	241,614	69,174

Net Assets	$101,522,013	$95,134,556	$123,483,696	$25,036,586

Series funds, at cost	$122,846,935	$101,798,415	$140,679,717	$27,867,930
Series funds shares owned	12,382,546	9,789,218	14,044,208	2,837,425

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities, continued

As of December 31, 2008	Money Market Subaccount
Assets:
Series funds, at fair value	$206,453,748

Total Assets	206,453,748

Total Liabilities	—

Net Assets	$206,453,748

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$206,400,283
Reserves for contracts in annuity payment period	53,465

Net Assets	$206,453,748

Series funds, at cost	$206,453,748
Series funds shares owned	206,453,748

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the year ended December 31, 2008[1]	Aggressive Allocation Subaccount	Moderately Aggressive Allocation Subaccount	Moderate Allocation Subaccount	Moderately Conservative Allocation Subaccount
Dividends	$3,980,824	$20,835,999	$30,775,782	$12,375,097
Mortality & expense risk charges	(3,469,123)	(13,614,667)	(16,652,574)	(6,055,612)
Administration fee	—	(853,766)	(1,311,875)	(554,249)

Net investment income (loss)	511,701	6,367,566	12,811,333	5,765,236

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	(2,592,778)	(7,609,785)	(11,178,338)	(5,441,962)
Capital gain distributions	6,761,020	20,667,568	19,116,957	3,990,103
Change in unrealized appreciation (depreciation) of investments	(123,180,195)	(435,070,875)	(437,983,605)	(116,938,643)

Net gain (loss) on investments	(119,011,953)	(422,013,092)	(430,044,986)	(118,390,502)

Net increase (decrease) in net assets resulting from operations	$(118,500,252)	$(415,645,526)	$(417,233,653)	$(112,625,266)

For the year ended December 31, 2008[1]	Technology Subaccount	Partner Healthcare Subaccount	Partner Natural Resources Subaccount	Partner Emerging Markets Subaccount
Dividends	$—	$3,505	$4,586	$13,335
Mortality & expense risk charges	(261,752)	(21,253)	(29,917)	(10,115)
Administration fee	—	—	—	—

Net investment income (loss)	(261,752)	(17,748)	(25,331)	3,220

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	(836,551)	(56,039)	(463,350)	(83,774)
Capital gain distributions	3,234,789	—	—	—
Change in unrealized appreciation (depreciation) of investments	(15,003,243)	(505,564)	(2,231,764)	(694,310)

Net gain (loss) on investments	(12,605,005)	(561,603)	(2,695,114)	(778,084)

Net increase (decrease) in net assets resulting from operations	$(12,866,757)	$(579,351)	$(2,720,445)	$(774,864)

[1]	Certain subaccounts commenced operations during 2008 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Operations, continued

For the year ended December 31, 2008[1]	Real Estate Securities Subaccount	Partner Utilities Subaccount	Partner Small Cap Growth Subaccount	Partner Small Cap Value Subaccount
Dividends	$5,428,213	$41,534	$1,850	$624,924
Mortality & expense risk charges	(1,092,080)	(15,303)	(280,946)	(639,990)
Administration fee	—	—	—	—

Net investment income (loss)	4,336,133	26,231	(279,096)	(15,066)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	(633,945)	(137,614)	(478,900)	339,239
Capital gain distributions	7,690,530	—	1,448,053	4,285,376
Change in unrealized appreciation (depreciation) of investments	(46,062,304)	(629,785)	(13,081,963)	(20,276,991)

Net gain (loss) on investments	(39,005,719)	(767,399)	(12,112,810)	(15,652,376)

Net increase (decrease) in net assets resulting from operations	$(34,669,586)	$(741,168)	$(12,391,906)	$(15,667,442)

For the year ended December 31, 2008[1]	Small Cap Stock Subaccount	Small Cap Index Subaccount	Mid Cap Growth II Subaccount	Mid Cap Growth Subaccount
Dividends	$776,714	$724,627	$33,393	$853,604
Mortality & expense risk charges	(976,311)	(759,412)	(146,256)	(956,779)
Administration fee	—	—	—	—

Net investment income (loss)	(199,597)	(34,785)	(112,863)	(103,175)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	(812,353)	(1,864,233)	(109,084)	909,953
Capital gain distributions	9,178,043	12,589,694	1,660,524	15,150,187
Change in unrealized appreciation (depreciation) of investments	(43,030,536)	(32,378,057)	(7,596,673)	(53,917,673)

Net gain (loss) on investments	(34,664,846)	(21,652,596)	(6,045,233)	(37,857,533)

Net increase (decrease) in net assets resulting from operations	$(34,864,443)	$(21,687,381)	$(6,158,096)	$(37,960,708)

[1]	Certain subaccounts commenced operations during 2008 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Operations, continued

For the year ended December 31, 2008[1]	Partner Mid Cap Value Subaccount	Mid Cap Stock Subaccount	Mid Cap Index Subaccount	Partner Worldwide Allocation Subaccount
Dividends	$158,009	$941,615	$905,262	$76,103
Mortality & expense risk charges	(132,405)	(1,052,588)	(805,483)	(46,497)
Administration fee	—	—	—	—

Net investment income (loss)	25,604	(110,973)	99,779	29,606

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	(355,031)	(1,039,809)	(436,614)	(263,563)
Capital gain distributions	371,279	6,762,312	9,005,661	—
Change in unrealized appreciation (depreciation) of investments	(4,096,565)	(46,842,362)	(35,923,020)	(2,784,901)

Net gain (loss) on investments	(4,080,317)	(41,119,859)	(27,353,973)	(3,048,464)

Net increase (decrease) in net assets resulting from operations	$(4,054,713)	$(41,230,832)	$(27,254,194)	$(3,018,858)

For the year ended December 31, 2008[1]	Partner International Stock Subaccount	Partner Socially Responsible Stock Subaccount	Partner All Cap Growth Subaccount	Partner All Cap Value Subaccount
Dividends	$11,875,600	$1,451	$—	$18,068
Mortality & expense risk charges	(3,068,564)	(2,247)	(4,122)	(6,426)
Administration fee	—	—	—	—

Net investment income (loss)	8,807,036	(796)	(4,122)	11,642

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	2,773,859	(3,077)	(64,253)	(54,995)
Capital gain distributions	36,772,551	—	—	—
Change in unrealized appreciation (depreciation) of investments	(170,872,680)	(137,559)	(279,730)	(454,369)

Net gain (loss) on investments	(131,326,270)	(140,636)	(343,983)	(509,364)

Net increase (decrease) in net assets resulting from operations	$(122,519,234)	$(141,432)	$(348,105)	$(497,722)

[1]	Certain subaccounts commenced operations during 2008 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Operations, continued

For the year ended December 31, 2008[1]	Partner All Cap Subaccount	Large Cap Growth II Subaccount	Large Cap Growth Subaccount	Partner Growth Stock Subaccount
Dividends	$330,958	$86,186	$2,113,835	$375,970
Mortality & expense risk charges	(571,827)	(164,170)	(2,358,092)	(589,196)
Administration fee	—	—	—	—

Net investment income (loss)	(240,869)	(77,984)	(244,257)	(213,226)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	(1,794,188)	(169,745)	2,921,437	(522,764)
Capital gain distributions	7,915,564	2,111,753	—	5,241,326
Change in unrealized appreciation (depreciation) of investments	(30,320,328)	(8,810,756)	(99,971,465)	(28,742,473)

Net gain (loss) on investments	(24,198,952)	(6,868,748)	(97,050,028)	(24,023,911)

Net increase (decrease) in net assets resulting from operations	$(24,439,821)	$(6,946,732)	$(97,294,285)	$(24,237,137)

For the year ended December 31, 2008[1]	Large Cap Value Subaccount	Large Cap Stock Subaccount	Large Cap Index Subaccount	Equity Income Plus Subaccount
Dividends	$6,139,991	$6,194,877	$2,977,378	$21,766
Mortality & expense risk charges	(2,112,761)	(2,596,939)	(1,583,682)	(5,608)
Administration fee	—	—	—	—

Net investment income (loss)	4,027,230	3,597,938	1,393,696	16,158

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	1,129,613	1,065,620	(1,225,618)	(14,001)
Capital gain distributions	6,503,152	16,533,536	14,499,249	—
Change in unrealized appreciation (depreciation) of investments	(80,676,495)	(115,086,774)	(71,868,627)	(234,698)

Net gain (loss) on investments	(73,043,730)	(97,487,618)	(58,594,996)	(248,699)

Net increase (decrease) in net assets resulting from operations	$(69,016,500)	$(93,889,680)	$(57,201,300)	$(232,541)

[1]	Certain subaccounts commenced operations during 2008 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Operations, continued

For the year ended December 31, 2008[1]	Balanced Subaccount	High Yield Subaccount	Diversified Income Plus Subaccount	Partner Socially Responsible Bond Subaccount
Dividends	$3,223,807	$7,221,146	$3,766,249	$25,328
Mortality & expense risk charges	(1,066,529)	(1,011,421)	(729,276)	(7,903)
Administration fee	—	—	—	—

Net investment income (loss)	2,157,278	6,209,725	3,036,973	17,425

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	115,636	(3,279,517)	(1,584,158)	(3,372)
Capital gain distributions	3,155,998	—	—	—
Change in unrealized appreciation (depreciation) of investments	(31,088,698)	(21,524,499)	(15,943,831)	7,456

Net gain (loss) on investments	(27,817,064)	(24,804,016)	(17,527,989)	4,084

Net increase (decrease) in net assets resulting from operations	$(25,659,786)	$(18,594,291)	$(14,491,016)	$21,509

For the year ended December 31, 2008[1]	Income Subaccount	Bond Index Subaccount	Limited Maturity Bond Subaccount	Mortgage Securities Subaccount
Dividends	$7,077,886	$5,271,270	$6,660,928	$1,378,235
Mortality & expense risk charges	(1,559,177)	(1,356,293)	(1,828,270)	(377,899)
Administration fee	—	—	—	—

Net investment income (loss)	5,518,709	3,914,977	4,832,658	1,000,336

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	(3,632,951)	(1,655,416)	(2,729,605)	(568,820)
Capital gain distributions	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(17,370,970)	(4,763,080)	(13,315,574)	(2,277,897)

Net gain (loss) on investments	(21,003,921)	(6,418,496)	(16,045,179)	(2,846,717)

Net increase (decrease) in net assets resulting from operations	$(15,485,212)	$(2,503,519)	$(11,212,521)	$(1,846,381)

[1]	Certain subaccounts commenced operations during 2008 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Operations, continued

For the year ended December 31, 2008[1]	Money Market Subaccount
Dividends	$4,902,159
Mortality & expense risk charges	(2,247,503)
Administration fee	—

Net investment income (loss)	2,654,656

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	10
Capital gain distributions	—
Change in unrealized appreciation (depreciation) of investments	(10)

Net gain (loss) on investments	—

Net increase (decrease) in net assets resulting from operations	$2,654,656

[1]	Certain subaccounts commenced operations during 2008 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

	Aggressive Allocation Subaccount		Moderately Aggressive Allocation Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2007	12/31/2008	12/31/2007
Operations:
Net investment income (loss)	$511,701	$(1,822,635)	$6,367,566	$(5,011,813)
Net realized gains (loss) on investments	4,168,242	2,705,318	13,057,783	5,909,515
Change in net unrealized appreciation (depreciation) on investments	(123,180,195)	14,340,249	(435,070,875)	41,671,733

Net Change in Net Assets from Operations	(118,500,252)	15,222,932	(415,645,526)	42,569,435

Unit Transactions:
Proceeds from units issued	38,949,062	67,567,552	205,369,624	313,799,469
Death benefits	(737,896)	174,581	(3,456,277)	105,961
Surrenders and terminations	(11,124,794)	(9,777,721)	(38,072,883)	(31,087,171)
Annuity benefit payments	(32,405)	(43,562)	(177,490)	(138,543)
Administrative charges	(57,786)	(21,602)	(125,710)	(47,110)
Transfers between subaccounts	18,090,500	33,928,654	48,064,061	134,473,931

Net Change in Net Assets from Unit Transactions	45,086,681	91,827,902	211,601,325	417,106,537

Net Change in Net Assets	(73,413,571)	107,050,834	(204,044,201)	459,675,972

Net Assets Beginning of Period	278,699,515	171,648,681	1,059,517,758	599,841,786

Net Assets End of Period	$205,285,944	$278,699,515	$855,473,557	$1,059,517,758

	Moderate Allocation Subaccount		Moderately Conservative Allocation Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2007	12/31/2008	12/31/2007
Operations:
Net investment income (loss)	$12,811,333	$(2,613,260)	$5,765,236	$210,524
Net realized gains (loss) on investments	7,938,619	7,117,383	(1,451,859)	3,172,056
Change in net unrealized appreciation (depreciation) on investments	(437,983,605)	36,166,329	(116,938,643)	7,727,971

Net Change in Net Assets from Operations	(417,233,653)	40,670,452	(112,625,266)	11,110,551

Unit Transactions:
Proceeds from units issued	282,163,816	357,719,208	96,589,000	124,133,762
Death benefits	(5,940,001)	305,860	(2,448,777)	1,018
Surrenders and terminations	(56,381,344)	(34,091,755)	(28,456,690)	(13,935,404)
Annuity benefit payments	(364,019)	(249,298)	(77,893)	(69,758)
Administrative charges	(86,376)	(34,609)	(22,809)	(10,704)
Transfers between subaccounts	94,588,095	190,239,156	58,966,576	68,989,798

Net Change in Net Assets from Unit Transactions	313,980,171	513,888,562	124,549,407	179,108,712

Net Change in Net Assets	(103,253,482)	554,559,014	11,924,141	190,219,263

Net Assets Beginning of Period	1,215,333,170	660,774,156	419,698,003	229,478,740

Net Assets End of Period	$1,112,079,688	$1,215,333,170	$431,622,144	$419,698,003

[1]	Certain subaccounts commenced operations during 2008 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets, continued

	Technology Subaccount		Partner Healthcare Subaccount	Partner Natural Resources Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2007	12/31/2008	12/31/2008
Operations:
Net investment income (loss)	$(261,752)	$(349,115)	$(17,748)	$(25,331)
Net realized gains (loss) on investments	2,398,238	1,858,226	(56,039)	(463,350)
Change in net unrealized appreciation (depreciation) on investments	(15,003,243)	914,776	(505,564)	(2,231,764)

Net Change in Net Assets from Operations	(12,866,757)	2,423,887	(579,351)	(2,720,445)

Unit Transactions:
Proceeds from units issued	1,116,969	2,378,067	799,228	1,057,470
Death benefits	(38,343)	(2,875)	—	(36,502)
Surrenders and terminations	(1,571,119)	(1,820,476)	(40,512)	(57,117)
Annuity benefit payments	(4,841)	(2,969)	(1,387)	(1,063)
Administrative charges	(929)	(473)	(57)	(66)
Transfers between subaccounts	(2,264,018)	(760,056)	4,173,096	5,480,163

Net Change in Net Assets from Unit Transactions	(2,762,281)	(208,782)	4,930,368	6,442,885

Net Change in Net Assets	(15,629,038)	2,215,105	4,351,017	3,722,440

Net Assets Beginning of Period	28,254,745	26,039,640	—	—

Net Assets End of Period	$12,625,707	$28,254,745	$4,351,017	$3,722,440

	Partner Emerging Markets Subaccount	Real Estate Securities Subaccount		Partner Utilities Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2008	12/31/2007	12/31/2008
Operations:
Net investment income (loss)	$3,220	$4,336,133	$173,710	$26,231
Net realized gains (loss) on investments	(83,774)	7,056,585	19,601,319	(137,614)
Change in net unrealized appreciation (depreciation) on investments	(694,310)	(46,062,304)	(44,082,977)	(629,785)

Net Change in Net Assets from Operations	(774,864)	(34,669,586)	(24,307,948)	(741,168)

Unit Transactions:
Proceeds from units issued	460,475	3,860,911	12,136,176	553,317
Death benefits	(9,793)	(368,933)	7,268	(18,975)
Surrenders and terminations	(26,923)	(5,970,413)	(8,987,246)	(35,990)
Annuity benefit payments	(1,128)	(54,082)	(65,003)	(2,381)
Administrative charges	(17)	(3,071)	(2,077)	(33)
Transfers between subaccounts	1,794,167	(11,278,097)	(31,802,801)	2,817,930

Net Change in Net Assets from Unit Transactions	2,216,781	(13,813,685)	(28,713,683)	3,313,868

Net Change in Net Assets	1,441,917	(48,483,271)	(53,021,631)	2,572,700

Net Assets Beginning of Period	—	103,310,075	156,331,706	—

Net Assets End of Period	$1,441,917	$54,826,804	$103,310,075	$2,572,700

[1]	Certain subaccounts commenced operations during 2008 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets, continued

	Partner Small Cap Growth Subaccount		Partner Small Cap Value Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2007	12/31/2008	12/31/2007
Operations:
Net investment income (loss)	$(279,096)	$(368,555)	$(15,066)	$(609,489)
Net realized gains (loss) on investments	969,153	2,818,435	4,624,615	6,048,205
Change in net unrealized appreciation (depreciation) on investments	(13,081,963)	(455,855)	(20,276,991)	(6,763,851)

Net Change in Net Assets from Operations	(12,391,906)	1,994,025	(15,667,442)	(1,325,135)

Unit Transactions:
Proceeds from units issued	1,386,656	2,567,313	2,813,948	6,425,785
Death benefits	(101,965)	18,572	(112,741)	(4,108)
Surrenders and terminations	(1,381,238)	(1,841,308)	(3,645,905)	(3,755,158)
Annuity benefit payments	(3,556)	(1,718)	(2,666)	(1,923)
Administrative charges	(731)	(475)	(1,712)	(801)
Transfers between subaccounts	(2,345,559)	(1,410,938)	(2,984,613)	(7,516,593)

Net Change in Net Assets from Unit Transactions	(2,446,393)	(668,554)	(3,933,689)	(4,852,798)

Net Change in Net Assets	(14,838,299)	1,325,471	(19,601,131)	(6,177,933)

Net Assets Beginning of Period	29,701,472	28,376,001	58,507,301	64,685,234

Net Assets End of Period	$14,863,173	$29,701,472	$38,906,170	$58,507,301

	Small Cap Stock Subaccount		Small Cap Index Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2007	12/31/2008	12/31/2007
Operations:
Net investment income (loss)	$(199,597)	$(1,041,436)	$(34,785)	$(522,342)
Net realized gains (loss) on investments	8,365,690	9,432,081	10,725,461	12,167,460
Change in net unrealized appreciation (depreciation) on investments	(43,030,536)	(3,318,162)	(32,378,057)	(12,629,033)

Net Change in Net Assets from Operations	(34,864,443)	5,072,483	(21,687,381)	(983,915)

Unit Transactions:
Proceeds from units issued	3,025,031	7,398,758	2,593,996	5,664,869
Death benefits	(504,957)	21,167	(194,305)	(6,467)
Surrenders and terminations	(4,011,736)	(5,403,399)	(4,117,761)	(4,952,272)
Annuity benefit payments	(14,131)	(7,847)	(7,765)	(7,541)
Administrative charges	(2,896)	(1,587)	(2,106)	(1,291)
Transfers between subaccounts	(9,275,605)	(13,135,037)	(8,731,065)	(10,386,572)

Net Change in Net Assets from Unit Transactions	(10,784,294)	(11,127,945)	(10,459,006)	(9,689,274)

Net Change in Net Assets	(45,648,737)	(6,055,462)	(32,146,387)	(10,673,189)

Net Assets Beginning of Period	98,414,531	104,469,993	74,835,770	85,508,959

Net Assets End of Period	$52,765,794	$98,414,531	$42,689,383	$74,835,770

[1]	Certain subaccounts commenced operations during 2008 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets, continued

	Mid Cap Growth II Subaccount		Mid Cap Growth Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2007	12/31/2008	12/31/2007
Operations:
Net investment income (loss)	$(112,863)	$(124,706)	$(103,175)	$(803,272)
Net realized gains (loss) on investments	1,551,440	3,410,234	16,060,140	9,006,543
Change in net unrealized appreciation (depreciation) on investments	(7,596,673)	(702,232)	(53,917,673)	7,530,312

Net Change in Net Assets from Operations	(6,158,096)	2,583,296	(37,960,708)	15,733,583

Unit Transactions:
Proceeds from units issued	507,977	870,846	3,743,698	6,632,342
Death benefits	(9,192)	(1,949)	(169,505)	(13,480)
Surrenders and terminations	(929,653)	(1,064,168)	(5,070,616)	(5,410,915)
Annuity benefit payments	(136)	(55)	(27,330)	(20,243)
Administrative charges	(225)	(177)	(2,016)	(957)
Transfers between subaccounts	(1,893,224)	(1,353,685)	(12,514,488)	(5,753,972)

Net Change in Net Assets from Unit Transactions	(2,324,453)	(1,549,188)	(14,040,257)	(4,567,225)

Net Change in Net Assets	(8,482,549)	1,034,108	(52,000,965)	11,166,358

Net Assets Beginning of Period	15,858,789	14,824,681	100,897,007	89,730,649

Net Assets End of Period	$7,376,240	$15,858,789	$48,896,042	$100,897,007

	Partner Mid Cap Value Subaccount		Mid Cap Stock Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2007	12/31/2008	12/31/2007
Operations:
Net investment income (loss)	$25,604	$(144,169)	$(110,973)	$(536,422)
Net realized gains (loss) on investments	16,248	212,533	5,722,503	12,297,461
Change in net unrealized appreciation (depreciation) on investments	(4,096,565)	(216,939)	(46,842,362)	(6,726,075)

Net Change in Net Assets from Operations	(4,054,713)	(148,575)	(41,230,832)	5,034,964

Unit Transactions:
Proceeds from units issued	841,943	2,831,936	3,768,531	10,093,033
Death benefits	(30,505)	(190)	(618,136)	20,261
Surrenders and terminations	(539,401)	(425,930)	(4,203,237)	(6,110,786)
Annuity benefit payments	—	—	(15,692)	(13,161)
Administrative charges	(774)	(529)	(3,717)	(1,948)
Transfers between subaccounts	198,408	2,333,884	(11,733,778)	(11,906,338)

Net Change in Net Assets from Unit Transactions	469,671	4,739,171	(12,806,029)	(7,918,939)

Net Change in Net Assets	(3,585,042)	4,590,596	(54,036,861)	(2,883,975)

Net Assets Beginning of Period	11,298,909	6,708,313	108,610,448	111,494,423

Net Assets End of Period	$7,713,867	$11,298,909	$54,573,587	$108,610,448

[1]	Certain subaccounts commenced operations during 2008 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets, continued

	Mid Cap Index Subaccount		Partner Worldwide Allocation Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2007	12/31/2008
Operations:
Net investment income (loss)	$99,779	$(255,625)	$29,606
Net realized gains (loss) on investments	8,569,047	8,945,231	(263,563)
Change in net unrealized appreciation (depreciation) on investments	(35,923,020)	(3,095,983)	(2,784,901)

Net Change in Net Assets from Operations	(27,254,194)	5,593,623	(3,018,858)

Unit Transactions:
Proceeds from units issued	2,812,402	5,734,637	1,827,663
Death benefits	(224,996)	(12,703)	(15,529)
Surrenders and terminations	(4,178,199)	(5,409,106)	(189,246)
Annuity benefit payments	(9,313)	(9,557)	(1,150)
Administrative charges	(1,855)	(1,131)	(86)
Transfers between subaccounts	(9,360,984)	(11,666,640)	8,933,944

Net Change in Net Assets from Unit Transactions	(10,962,945)	(11,364,500)	10,555,596

Net Change in Net Assets	(38,217,139)	(5,770,877)	7,536,738

Net Assets Beginning of Period	81,075,033	86,845,910	—

Net Assets End of Period	$42,857,894	$81,075,033	$7,536,738

	Partner International Stock Subaccount		Partner Socially Responsible Stock Subaccount	Partner All Cap Growth Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2007	12/31/2008	12/31/2008
Operations:
Net investment income (loss)	$8,807,036	$291,003	$(796)	$(4,122)
Net realized gains (loss) on investments	39,546,410	26,141,227	(3,077)	(64,253)
Change in net unrealized appreciation (depreciation) on investments	(170,872,680)	1,946,636	(137,559)	(279,730)

Net Change in Net Assets from Operations	(122,519,234)	28,378,866	(141,432)	(348,105)

Unit Transactions:
Proceeds from units issued	10,753,751	27,211,448	274,156	208,344
Death benefits	(787,997)	(39,044)	—	—
Surrenders and terminations	(14,204,381)	(17,130,148)	(1,323)	(7,735)
Annuity benefit payments	(51,510)	(40,662)	—	—
Administrative charges	(8,184)	(4,510)	—	—
Transfers between subaccounts	(42,992,223)	(28,284,587)	380,332	753,857

Net Change in Net Assets from Unit Transactions	(47,290,544)	(18,287,503)	653,165	954,466

Net Change in Net Assets	(169,809,778)	10,091,363	511,733	606,361

Net Assets Beginning of Period	324,062,952	313,971,589	—	—

Net Assets End of Period	$154,253,174	$324,062,952	$511,733	$606,361

[1]	Certain subaccounts commenced operations during 2008 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets, continued

	Partner All Cap Value Subaccount	Partner All Cap Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2008	12/31/2007
Operations:
Net investment income (loss)	$11,642	$(240,869)	$(420,323)
Net realized gains (loss) on investments	(54,995)	6,121,376	6,811,109
Change in net unrealized appreciation (depreciation) on investments	(454,369)	(30,320,328)	2,072,036

Net Change in Net Assets from Operations	(497,722)	(24,439,821)	8,462,822

Unit Transactions:
Proceeds from units issued	170,517	3,657,085	5,550,778
Death benefits	—	(79,828)	(2,446)
Surrenders and terminations	(10,735)	(2,854,977)	(2,752,431)
Annuity benefit payments	—	(20,387)	(18,037)
Administrative charges	(13)	(1,783)	(926)
Transfers between subaccounts	1,310,628	(4,273,835)	2,681,726

Net Change in Net Assets from Unit Transactions	1,470,397	(3,573,725)	5,458,664

Net Change in Net Assets	972,675	(28,013,546)	13,921,486

Net Assets Beginning of Period	—	57,442,257	43,520,771

Net Assets End of Period	$972,675	$29,428,711	$57,442,257

	Large Cap Growth II Subaccount		Large Cap Growth Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2007	12/31/2008	12/31/2007
Operations:
Net investment income (loss)	$(77,984)	$(108,619)	$(244,257)	$(419,658)
Net realized gains (loss) on investments	1,942,008	1,968,487	2,921,437	8,683,196
Change in net unrealized appreciation (depreciation) on investments	(8,810,756)	601,005	(99,971,465)	25,310,563

Net Change in Net Assets from Operations	(6,946,732)	2,460,873	(97,294,285)	33,574,101

Unit Transactions:
Proceeds from units issued	478,070	787,299	9,116,132	16,857,374
Death benefits	(28,092)	906	(665,902)	(58,384)
Surrenders and terminations	(871,309)	(1,105,245)	(11,930,482)	(13,326,691)
Annuity benefit payments	(354)	(781)	(67,616)	(55,973)
Administrative charges	(227)	(142)	(5,251)	(2,895)
Transfers between subaccounts	(1,932,729)	(1,765,033)	(25,299,420)	(20,307,672)

Net Change in Net Assets from Unit Transactions	(2,354,641)	(2,082,996)	(28,852,539)	(16,894,241)

Net Change in Net Assets	(9,301,373)	377,877	(126,146,824)	16,679,860

Net Assets Beginning of Period	17,874,598	17,496,721	246,106,430	229,426,570

Net Assets End of Period	$8,573,225	$17,874,598	$119,959,606	$246,106,430

[1]	Certain subaccounts commenced operations during 2008 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets, continued

	Partner Growth Stock Subaccount		Large Cap Value Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2007	12/31/2008	12/31/2007
Operations:
Net investment income (loss)	$(213,226)	$(456,080)	$4,027,230	$(110,224)
Net realized gains (loss) on investments	4,718,562	5,287,825	7,632,765	18,262,359
Change in net unrealized appreciation (depreciation) on investments	(28,742,473)	(184,251)	(80,676,495)	(10,409,355)

Net Change in Net Assets from Operations	(24,237,137)	4,647,494	(69,016,500)	7,742,780

Unit Transactions:
Proceeds from units issued	1,906,775	4,990,187	7,177,918	18,031,875
Death benefits	(191,509)	46,603	(702,854)	60,515
Surrenders and terminations	(3,133,856)	(3,091,470)	(10,180,961)	(11,942,979)
Annuity benefit payments	(7,757)	(10,755)	(25,577)	(19,748)
Administrative charges	(945)	(523)	(4,524)	(2,516)
Transfers between subaccounts	(8,088,903)	(2,244,987)	(20,652,529)	(23,212,145)

Net Change in Net Assets from Unit Transactions	(9,516,195)	(310,945)	(24,388,527)	(17,084,998)

Net Change in Net Assets	(33,753,332)	4,336,549	(93,405,027)	(9,342,218)

Net Assets Beginning of Period	62,972,541	58,635,992	211,828,168	221,170,386

Net Assets End of Period	$29,219,209	$62,972,541	$118,423,141	$211,828,168

	Large Cap Stock Subaccount		Large Cap Index Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2007	12/31/2008	12/31/2007
Operations:
Net investment income (loss)	$3,597,938	$(376,075)	$1,393,696	$760,321
Net realized gains (loss) on investments	17,599,156	16,905,339	13,273,631	14,566,107
Change in net unrealized appreciation (depreciation) on investments	(115,086,774)	789,715	(71,868,627)	(8,309,063)

Net Change in Net Assets from Operations	(93,889,680)	17,318,979	(57,201,300)	7,017,365

Unit Transactions:
Proceeds from units issued	8,012,228	14,848,201	5,122,724	11,547,896
Death benefits	(870,504)	(42,806)	(536,488)	(3,888)
Surrenders and terminations	(13,288,468)	(16,513,976)	(8,170,026)	(10,907,236)
Annuity benefit payments	(33,853)	(21,391)	(22,620)	(18,361)
Administrative charges	(3,448)	(2,255)	(3,383)	(2,176)
Transfers between subaccounts	(29,591,418)	(38,479,404)	(20,214,926)	(19,801,932)

Net Change in Net Assets from Unit Transactions	(35,775,463)	(40,211,631)	(23,824,719)	(19,185,697)

Net Change in Net Assets	(129,665,143)	(22,892,652)	(81,026,019)	(12,168,332)

Net Assets Beginning of Period	267,984,502	290,877,154	166,320,792	178,489,124

Net Assets End of Period	$138,319,359	$267,984,502	$85,294,773	$166,320,792

[1]	Certain subaccounts commenced operations during 2008 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets, continued

	Equity Income Plus Subaccount	Balanced Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2008	12/31/2007
Operations:
Net investment income (loss)	$16,158	$2,157,278	$2,016,195
Net realized gains (loss) on investments	(14,001)	3,271,634	3,662,838
Change in net unrealized appreciation (depreciation) on investments	(234,698)	(31,088,698)	(1,065,804)

Net Change in Net Assets from Operations	(232,541)	(25,659,786)	4,613,229

Unit Transactions:
Proceeds from units issued	115,581	3,963,242	6,860,948
Death benefits	—	(826,754)	(2,852)
Surrenders and terminations	(9,607)	(6,500,229)	(7,793,687)
Annuity benefit payments	—	(20,002)	(12,821)
Administrative charges	(3)	(1,692)	(912)
Transfers between subaccounts	1,143,775	(14,406,895)	(12,187,341)

Net Change in Net Assets from Unit Transactions	1,249,746	(17,792,330)	(13,136,665)

Net Change in Net Assets	1,017,205	(43,452,116)	(8,523,436)

Net Assets Beginning of Period	—	106,044,746	114,568,182

Net Assets End of Period	$1,017,205	$62,592,630	$106,044,746

	High Yield Subaccount		Diversified Income Plus Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2007	12/31/2008	12/31/2007
Operations:
Net investment income (loss)	$6,209,725	$6,914,512	$3,036,973	$462,121
Net realized gains (loss) on investments	(3,279,517)	(147,117)	(1,584,158)	540,932
Change in net unrealized appreciation (depreciation) on investments	(21,524,499)	(5,240,290)	(15,943,831)	(2,886,004)

Net Change in Net Assets from Operations	(18,594,291)	1,527,105	(14,491,016)	(1,882,951)

Unit Transactions:
Proceeds from units issued	3,893,851	7,962,126	2,075,343	14,735,386
Death benefits	(397,889)	(13,906)	(537,249)	(17,785)
Surrenders and terminations	(5,556,397)	(6,421,577)	(4,199,212)	(4,843,010)
Annuity benefit payments	(33,545)	(26,739)	(30,394)	(15,051)
Administrative charges	(2,002)	(961)	(996)	(246)
Transfers between subaccounts	(13,372,689)	(12,217,155)	(10,071,394)	6,266,745

Net Change in Net Assets from Unit Transactions	(15,468,671)	(10,718,212)	(12,763,902)	16,126,039

Net Change in Net Assets	(34,062,962)	(9,191,107)	(27,254,918)	14,243,088

Net Assets Beginning of Period	94,930,199	104,121,306	68,305,593	54,062,505

Net Assets End of Period	$60,867,237	$94,930,199	$41,050,675	$68,305,593

[1]	Certain subaccounts commenced operations during 2008 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets, continued

	Partner Socially Responsible Bond Subaccount	Income Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2008	12/31/2007
Operations:
Net investment income (loss)	$17,425	$5,518,709	$5,491,907
Net realized gains (loss) on investments	(3,372)	(3,632,951)	(469,978)
Change in net unrealized appreciation (depreciation) on investments	7,456	(17,370,970)	(1,677,837)

Net Change in Net Assets from Operations	21,509	(15,485,212)	3,344,092

Unit Transactions:
Proceeds from units issued	227,618	5,613,988	10,988,199
Death benefits	—	(550,241)	(51,442)
Surrenders and terminations	(18,620)	(8,549,645)	(8,030,688)
Annuity benefit payments	—	(24,241)	(17,025)
Administrative charges	—	(2,697)	(1,343)
Transfers between subaccounts	1,261,096	(17,391,418)	(2,590,831)

Net Change in Net Assets from Unit Transactions	1,470,094	(20,904,254)	296,870

Net Change in Net Assets	1,491,603	(36,389,466)	3,640,962

Net Assets Beginning of Period	—	137,911,479	134,270,517

Net Assets End of Period	$1,491,603	$101,522,013	$137,911,479

	Bond Index Subaccount		Limited Maturity Bond Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2007	12/31/2008	12/31/2007
Operations:
Net investment income (loss)	$3,914,977	$4,254,201	$4,832,658	$5,655,791
Net realized gains (loss) on investments	(1,655,416)	(627,711)	(2,729,605)	(536,651)
Change in net unrealized appreciation (depreciation) on investments	(4,763,080)	1,372,171	(13,315,574)	(769,231)

Net Change in Net Assets from Operations	(2,503,519)	4,998,661	(11,212,521)	4,349,909

Unit Transactions:
Proceeds from units issued	4,810,101	7,115,075	5,602,936	9,891,560
Death benefits	(668,472)	636	(888,122)	(27,901)
Surrenders and terminations	(8,452,126)	(7,736,620)	(10,735,163)	(10,375,078)
Annuity benefit payments	(7,347)	(3,256)	(31,227)	(20,512)
Administrative charges	(1,671)	(850)	(2,462)	(1,372)
Transfers between subaccounts	(13,991,930)	(8,907,811)	(19,171,033)	(9,127,756)

Net Change in Net Assets from Unit Transactions	(18,311,445)	(9,532,826)	(25,225,071)	(9,661,059)

Net Change in Net Assets	(20,814,964)	(4,534,165)	(36,437,592)	(5,311,150)

Net Assets Beginning of Period	115,949,520	120,483,685	159,921,288	165,232,438

Net Assets End of Period	$95,134,556	$115,949,520	$123,483,696	$159,921,288

[1]	Certain subaccounts commenced operations during 2008 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets, continued

	Mortgage Securities Subaccount		Money Market Subaccount
For the years ended, except as indicated[1]	12/31/2008	12/31/2007	12/31/2008	12/31/2007
Operations:
Net investment income (loss)	$1,000,336	$1,414,283	$2,654,656	$3,648,862
Net realized gains (loss) on investments	(568,820)	(226,039)	10	—
Change in net unrealized appreciation (depreciation) on investments	(2,277,897)	200,685	(10)	—

Net Change in Net Assets from Operations	(1,846,381)	1,388,929	2,654,656	3,648,862

Unit Transactions:
Proceeds from units issued	833,107	2,160,433	53,554,727	73,721,429
Death benefits	(116,421)	1,621	(943,324)	(1,621)
Surrenders and terminations	(2,437,105)	(2,662,665)	(31,920,003)	(13,235,203)
Annuity benefit payments	(5,955)	(3,977)	(6,781)	(2,083)
Administrative charges	(475)	(329)	(3,690)	(1,067)
Transfers between subaccounts	(6,755,734)	(5,648,851)	61,276,744	(16,836,144)

Net Change in Net Assets from Unit Transactions	(8,482,583)	(6,153,768)	81,957,673	43,645,311

Net Change in Net Assets	(10,328,964)	(4,764,839)	84,612,329	47,294,173

Net Assets Beginning of Period	35,365,550	40,130,389	121,841,419	74,547,246

Net Assets End of Period	$25,036,586	$35,365,550	$206,453,748	$121,841,419

[1]	Certain subaccounts commenced operations during 2008 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

December 31, 2008

(1) Organization

The Thrivent Variable Annuity Account I (the Variable Account), is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account, which commenced operations on October 31, 2002, contains 41 subaccounts each of which invests in a corresponding portfolio of the Thrivent Series Fund, Inc. (each a Fund and collectively the Funds), as follows:

Subaccount	Series
Aggressive Allocation (c)	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
Moderately Aggressive Allocation (c)	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
Moderate Allocation (c)	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
Moderately Conservative Allocation (c)	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio
Technology	Thrivent Series Fund, Inc. — Technology Portfolio
Partner Healthcare (a)	Thrivent Series Fund, Inc. — Partner Healthcare Portfolio
Partner Natural Resources (a)	Thrivent Series Fund, Inc. — Partner Natural Resources Portfolio
Partner Emerging Markets (a)	Thrivent Series Fund, Inc. — Partner Emeging Markets Portfolio
Real Estate Securities (f)	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
Partner Utilities (a)	Thrivent Series Fund, Inc. — Partner Utilities Portfolio
Partner Small Cap Growth	Thrivent Series Fund, Inc. — Partner Small Cap Growth Portfolio
Partner Small Cap Value (f)	Thrivent Series Fund, Inc. — Partner Small Cap Value Portfolio
Small Cap Stock	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio
Small Cap Index	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
Mid Cap Growth II	Thrivent Series Fund, Inc. — Mid Cap Growth II Portfolio
Mid Cap Growth	Thrivent Series Fund, Inc. — Mid Cap Growth Portfolio (e)
Partner Mid Cap Value (c)	Thrivent Series Fund, Inc. — Partner Mid Cap Value Portfolio
Mid Cap Stock	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
Mid Cap Index	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
Partner Worldwide Allocation (a)	Thrivent Series Fund, Inc. — Partner Worldwide Allocation Portfolio
Partner International Stock	Thrivent Series Fund, Inc. — Partner International Stock Portfolio (d)
Partner Socially Responsible Stock (a)	Thrivent Series Fund, Inc. — Partner Socially Responsible Stock
Partner All Cap Growth (a)	Thrivent Series Fund, Inc. — Partner All Cap Growth
Partner All Cap Value (a)	Thrivent Series Fund, Inc. — Partner All Cap Value
Partner All Cap	Thrivent Series Fund, Inc. — Partner All Cap Portfolio
Large Cap Growth II	Thrivent Series Fund, Inc. — Large Cap Growth II Portfolio
Large Cap Growth	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
Partner Growth Stock	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
Large Cap Stock	Thrivent Series Fund, Inc. — Large Cap Stock Portfolio
Large Cap Index	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
Equity Income Plus (a)	Thrivent Series Fund, Inc. — Equity Income Plus Portfolio
Balanced	Thrivent Series Fund, Inc. — Balanced Portfolio
High Yield	Thrivent Series Fund, Inc. — High Yield Portfolio
Diversified Income Plus (b)	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
Partner Socially Responsible Bond (a)	Thrivent Series Fund, Inc. — Partner Socially Responsible Bond
Income	Thrivent Series Fund, Inc. — Income Portfolio
Bond Index	Thrivent Series Fund, Inc. — Bond Index Portfolio
Limited Maturity Bond	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
Mortgage Securities (f)	Thrivent Series Fund, Inc. — Mortgage Securities Portfolio
Money Market	Thrivent Series Fund, Inc. — Money Market Portfolio

(a)	Since inception, April 30, 2008

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(1) Organization, continued

(b)	High Yield II changed it’s name to Diversified Income Plus effective June 30, 2006
(c)	Since inception, April 29, 2005
(d)	Aid Association for Lutherans (AAL) Series Fund, Inc. — International Portfolio merged into the Thrivent Series Fund, Inc. — Partner International Stock Portfolio as of April 30, 2004.
(e)	Lutheran Brotherhood (LB) Series Fund, Inc. — Opportunity Growth Portfolio merged into the Thrivent Series Fund, Inc. — Mid Cap Growth Portfolio as of April 30, 2004.
(f)	Since inception, April 30, 2003

The Funds are registered under the Investment Company Act of 1940 as diversified open-end investment companies.

The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the insurance operations of Thrivent Financial.

A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.

(2) Significant Accounting Policies

Valuation of Investments

The investments in shares of the Funds are stated at fair value which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the Variable Account on the ex-dividend date.

Federal Income Taxes

Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial’s tax status change.

Annuity Reserves

Contracts that are no longer in the accumulation phase are considered to be in a payout phase and Thrivent Financial accounts for the two types of phases separately so that reserves can be set aside for the contracts in payout.

Death Claims

Amounts payable under the contract for death benefits remain invested in the separate accounts until the beneficiaries provide instructions to disburse the benefits. Prior to October 2005, amounts payable for death benefits were transferred to the general account upon election of the first beneficiary, pending instructions from the other beneficiaries for disbursement.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(2) Significant Accounting Policies, continued

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standard No. 157, Fair Value Measurements, (SFAS No. 157). This standard defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Under this standard fair value is based on an exit price model, whereby value is determined based on a price that would be paid or received to settle a financial instrument. Thrivent Financial adopted the provisions of this standard as of January 1, 2008 and the adoption did not have a significant impact on their financial statements.

In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments have been classified into one of three categories based on that evaluation:

Level 1: Fair value based on quoted prices for identical assets in active markets that are accessible.

Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible, quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.

Level 3: Fair value based on significant value driver inputs that are not observable.

The fair values for separate account assets are based on quoted market prices in active markets. These investments have been categorized as Level 1 assets.

(3) Expense Charges

Proceeds received by the Variable Account from units issued represent gross contract premiums received by Thrivent Financial. No charge for sales distribution expense is deducted from premiums received.

A surrender charge is deducted from the accumulated value of the contract to compensate Thrivent Financial if a contract is surrendered in whole or in part during the first six years the contract is in force. The surrender charge is 6% during the first contract year for the 2002 series and 7% for the 2005 series. This charge decreases by 1% each subsequent contract year. For purposes of the surrender charge calculation, up to 10% of a contract’s accumulated value may be excluded from the calculation each year. This charge is deducted by redeeming units of the subaccounts of the Variable Account.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent Financial for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.10% - 2.20% of the average daily net assets of the Variable Account depending on the death benefit option of the contract as shown below. A contract pending payout due to a death claim is charged based on the average daily net assets of the Variable Account and is equal to annual rate of 0.95%. An administrative charge equivalent to an annual rate of 0.55% is charged for contracts that have the return protection allocation (RPA) benefit.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(3) Expense Charges, continued

	Current	Maximum
Mortality and Expense Risk Charge 2002 Series
With Basic Death Benefit only	1.10%	1.25%
With Maximum Anniversary Death Benefit (MADB)	1.20	1.35
With Premium Accumulation Death Benefit (PADB)	1.35	1.50
With Earnings Addition Death Benefit (EADB)	1.30	1.45
With MADB and PADB	1.40	1.55
With MADB and EADB	1.35	1.50
With PADB and EADB	1.50	1.65
With MADB, PADB and EADB	1.55	1.70
With Basic Death Benefit only & Return Protection Allocation (RPA)	1.65	2.00
With MADB and RPA	1.75	2.10

	Years 1-7	After 7 years
Mortality and Expense Risk Charge 2005 Series
With Basic Death Benefit only	1.25%	1.15%
With MADB	1.45	1.35
With PADB	1.65	1.55
With EADB	1.50	1.40
With MADB and PADB	1.75	1.65
With MADB and EADB	1.60	1.50
With PADB and EADB	1.80	1.70
With MADB, PADB and EADB	1.90	1.80
With Basic Death Benefit only & RPA	2.00	1.90
With MADB and RPA	2.20	2.10
With GLWB	1.60 - 2.10	1.50 - 2.00

Additionally, during the year ended December 31, 2008, management fees were paid indirectly to Thrivent Financial in its capacity as adviser to the Fund. The Fund’s advisory agreement provides for fees as a percent of the average net assets for each subaccount, as shown below. These fees are paid at the Fund level.

Subaccount	% of Average Net Assets
Aggressive Allocation	0.15%
Moderately Aggressive Allocation	0.15%
Moderate Allocation	0.15%
Moderately Conservative Allocation	0.15%
Technology	0.75%
Partner Healthcare	0.95%
Partner Natural Resources	0.75%
Partner Emerging Markets	1.20%
Real Estate Securities	0.80%
Partner Utilities	0.75%
Partner Small Cap Growth	1.00%
Partner Small Cap Value	0.80%
Small Cap Stock	0.70%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(3) Expense Charges, continued

Subaccount	% of Average Net Assets
Small Cap Index	0.35%
Mid Cap Growth II	0.90%
Mid Cap Growth	0.40%
Partner Mid Cap Value	0.75%
Mid Cap Stock	0.70%
Mid Cap Index	0.35%
Partner Worldwide Allocation	0.90%
Partner International Stock	0.85%
Partner Socially Responsible Stock	0.80%
Partner All Cap Growth	0.95%
Partner All Cap Value	0.75%
Partner All Cap	0.95%
Large Cap Growth II	0.80%
Large Cap Growth	0.40%
Partner Growth Stock	0.80%
Large Cap Value	0.60%
Large Cap Stock	0.65%
Large Cap Index	0.35%
Equity Income Plus	0.65%
Balanced	0.35%
High Yield	0.40%
Diversified Income Plus	0.40%
Partner Socially Responsible Bond	0.70%
Income	0.40%
Bond Index	0.35%
Limited Maturity Bond	0.40%
Mortgage Securities	0.50%
Money Market	0.40%

(4) Unit Activity

Transactions in units (including transfers among subaccounts) were as follows:

	Aggressive Allocation	Moderately Aggressive Allocation	Moderate Allocation	Moderately Conservative Allocation	Technology	Partner Healthcare
Units Outstanding at December 31, 2006	13,440,298	48,342,457	55,043,488	19,939,661	1,663,715	—
Units Issued	10,968,292	44,772,197	56,377,330	21,604,976	1,408,353	—
Units Redeemed	(4,146,818)	(11,960,296)	(14,391,966)	(6,278,919)	(1,386,487)	—

Units Outstanding at December 31, 2007	20,261,772	81,154,358	97,028,852	35,265,718	1,685,581	—
Units Issued	9,879,341	42,194,558	62,189,266	26,644,096	1,274,617	590,234
Units Redeemed	(6,034,163)	(21,940,211)	(32,321,170)	(15,119,646)	(1,470,621)	(102,187)

Units Outstanding at December 31, 2008	24,106,950	101,408,705	126,896,948	46,790,168	1,489,577	488,047

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(4) Unit Activity, continued

	Partner Natural Resources	Partner Emerging Markets	Real Estate Securities	Partner Utilities	Partner Small Cap Growth	Partner Small Cap Value
Units Outstanding at December 31, 2006	—	—	6,675,766	—	1,607,832	3,286,455
Units Issued	—	—	4,234,664	—	1,275,992	2,503,019
Units Redeemed	—	—	(5,404,954)	—	(1,268,926)	(2,651,907)

Units Outstanding at December 31, 2007	—	—	5,505,476	—	1,614,898	3,137,567
Units Issued	991,371	341,318	3,827,453	476,753	1,357,041	2,431,089
Units Redeemed	(338,321)	(85,889)	(4,550,516)	(110,956)	(1,514,536)	(2,621,564)

Units Outstanding at December 31, 2008	653,050	255,429	4,782,413	365,797	1,457,403	2,947,092

	Small Cap Stock	Small Cap Index	Mid Cap Growth II	Mid Cap Growth	Partner Mid Cap Value	Mid Cap Stock
Units Outstanding at December 31, 2006	5,651,646	4,499,593	822,183	5,305,369	513,585	6,158,447
Units Issued	3,638,971	2,674,532	510,334	3,472,581	953,989	4,108,312
Units Redeemed	(4,111,488)	(3,083,919)	(573,088)	(3,645,822)	(617,865)	(4,387,193)

Units Outstanding at December 31, 2007	5,179,129	4,090,206	759,429	5,132,128	849,709	5,879,566
Units Issued	3,550,457	2,817,878	482,992	3,227,964	721,447	3,577,684
Units Redeemed	(4,195,926)	(3,436,588)	(614,400)	(4,071,872)	(666,070)	(4,371,502)

Units Outstanding at December 31, 2008	4,533,660	3,471,496	628,021	4,288,220	905,086	5,085,748

	Mid Cap Index	Partner Worldwide Allocation	Partner International Stock	Partner Socially Responsible Stock	Partner All Cap Growth	Partner All Cap Value
Units Outstanding at December 31, 2006	4,891,466	—	16,531,853	—	—	—
Units Issued	2,961,102	—	12,135,744	—	—	—
Units Redeemed	(3,489,406)	—	(12,652,886)	—	—	—

Units Outstanding at December 31, 2007	4,363,162	—	16,014,711	—	—	—
Units Issued	2,761,764	1,557,812	10,976,900	84,338	182,839	252,904
Units Redeemed	(3,426,817)	(311,833)	(13,802,756)	(4,934)	(68,300)	(76,952)

Units Outstanding at December 31, 2008	3,698,109	1,245,979	13,188,855	79,404	114,539	175,952

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(4) Unit Activity, continued

	Partner All Cap	Large Cap Growth II	Large Cap Growth	Partner Growth Stock	Large Cap Value	Large Cap Stock
Units Outstanding at December 31, 2006	2,551,074	1,274,920	15,921,389	3,707,921	13,336,061	20,280,283
Units Issued	2,008,703	781,584	10,723,048	2,682,737	9,163,295	12,082,665
Units Redeemed	(1,663,386)	(915,866)	(11,697,171)	(2,622,917)	(9,906,086)	(14,700,766)

Units Outstanding at December 31, 2007	2,896,391	1,140,638	14,947,266	3,767,741	12,593,270	17,662,182
Units Issued	2,238,167	799,767	9,981,222	2,402,090	8,872,058	11,750,737
Units Redeemed	(2,467,935)	(985,573)	(12,144,254)	(3,088,691)	(10,514,129)	(14,564,198)

Units Outstanding at December 31, 2008	2,666,623	954,832	12,784,234	3,081,140	10,951,199	14,848,721

	Large Cap Index	Equity Income Plus	Balanced	High Yield	Diversified Income Plus	Partner Socially Responsible Bond
Units Outstanding at December 31, 2006	11,346,330	—	8,290,907	6,768,905	3,455,449	—
Units Issued	7,145,316	—	4,012,536	4,351,161	4,707,738	—
Units Redeemed	(8,186,023)	—	(4,903,887)	(4,929,536)	(3,434,387)	—

Units Outstanding at December 31, 2007	10,305,623	—	7,399,556	6,190,530	4,728,800	—
Units Issued	7,233,124	179,924	3,402,205	3,997,813	2,907,098	214,292
Units Redeemed	(8,986,352)	(34,157)	(4,815,755)	(5,041,382)	(3,856,741)	(67,703)

Units Outstanding at December 31, 2008	8,552,395	145,767	5,986,006	5,146,961	3,779,157	146,589

	Income	Bond Index	Limited Maturity Bond	Mortgage Securities	Money Market
Units Outstanding at December 31, 2006	11,438,054	10,971,725	15,231,195	3,724,580	71,246,879
Units Issued	8,832,352	8,062,022	12,201,830	2,699,450	184,888,832
Units Redeemed	(8,721,928)	(8,893,833)	(13,068,297)	(3,263,469)	(144,009,026)

Units Outstanding at December 31, 2007	11,548,478	10,139,914	14,364,728	3,160,561	112,126,685
Units Issued	8,422,901	8,406,517	12,059,218	2,366,570	312,633,546
Units Redeemed	(10,278,736)	(10,031,216)	(14,407,474)	(3,143,624)	(237,709,073)

Units Outstanding at December 31, 2008	9,692,643	8,515,215	12,016,472	2,383,507	187,051,158

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(5) Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2008 were as follows:

Subaccount	Purchases	Sales
Aggressive Allocation	$78,367,306	$26,007,903
Moderately Aggressive Allocation	297,081,986	58,445,527
Moderate Allocation	432,018,029	86,109,566
Moderately Conservative Allocation	189,527,232	55,222,487
Technology	5,616,193	5,405,438
Partner Healthcare	5,434,975	522,355
Partner Natural Resources	7,579,637	1,162,083
Partner Emerging Markets	2,513,860	293,859
Real Estate Securities	19,642,102	21,429,124
Partner Utilities	3,813,970	473,871
Partner Small Cap Growth	4,177,760	5,455,197
Partner Small Cap Value	12,623,435	12,286,815
Small Cap Stock	13,061,633	14,867,481
Small Cap Index	16,314,142	14,218,238
Mid Cap Growth II	2,547,040	3,323,833
Mid Cap Growth	20,532,404	19,525,648
Partner Mid Cap Value	3,617,974	2,751,420
Mid Cap Stock	11,753,398	17,908,090
Mid Cap Index	12,833,923	14,691,428
Partner Worldwide Allocation	11,400,215	815,015
Partner International Stock	55,956,885	57,667,840
Partner Socially Responsible Stock	661,431	9,062
Partner All Cap Growth	1,218,332	267,988
Partner All Cap Value	1,710,130	228,091
Partner All Cap	17,841,042	13,740,073
Large Cap Growth II	3,101,287	3,422,158
Large Cap Growth	10,663,999	39,760,796
Partner Growth Stock	8,266,378	12,754,473
Large Cap Value	20,423,011	34,281,156
Large Cap Stock	28,165,963	43,809,953
Large Cap Index	23,016,406	30,948,181
Equity Income Plus	1,332,528	66,624
Balanced	9,703,987	22,183,038
High Yield	10,943,037	20,201,985
Diversified Income Plus	6,796,788	16,523,716
Partner Socially Responsible Bond	1,825,451	337,932
Income	15,469,698	30,855,242
Bond Index	16,984,150	31,380,621
Limited Maturity Bond	16,530,985	36,923,399
Mortgage Securities	2,683,157	10,165,405
Money Market	180,245,231	95,632,904

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2008, except as indicated in Note 1, follows:

Subaccount	2008	2007	2006	2005	2004
Aggressive Allocation
Units	24,106,950	20,261,772	13,440,298	3,091,650
Unit value (d)	$8.44 - $8.58	$13.66 - $13.82	$12.69 - $12.78	$11.33 - $11.36
Unit value (e)	$8.33 - $8.61	$13.53 - $13.86	$12.61 - $12.80	$11.30 - $11.37
Net assets	$205,285,944	$278,699,515	$171,648,681	$35,064,268
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%
Investment income ratio (b)	1.56%	0.58%	0.00%	0.10%
Total return (c,d)	(38.20) - (37.92)%	7.64 - 8.12%	12.02 - 12.53%	13.26 - 13.61%
Total return (c,e)	(38.42) - (37.86)%	7.26 - 8.23%	11.63 - 12.64%	13.00 - 13.68%

Moderate Aggressive Allocation
Units	101,408,705	81,154,358	48,342,457	11,947,972
Unit value (d)	$8.54 - $8.74	$13.04 - $13.27	$12.32 - $12.45	$11.08 - $11.13
Unit value (e)	$8.46 - $8.77	$12.96 - $13.31	$12.27 - $12.47	$11.06 - $11.14
Net assets	$855,473,557	$1,059,517,758	$599,841,786	$132,704,627
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%
Investment income ratio (b)	2.06%	0.81%	0.00%	0.46%
Total return (c,d)	(34.56) - (34.13)%	5.87 - 6.56%	11.18 - 11.90%	10.81 - 11.29%
Total return (c,e)	(34.72) - (34.06)%	5.60 - 6.67%	10.90 - 12.02%	10.62 - 11.37%

Moderate Allocation
Units	126,896,948	97,028,852	55,043,488	15,810,834
Unit value (d)	$8.87 - $9.09	$12.49 - $12.71	$11.91 - $12.04	$10.87 - $10.92
Unit value (e)	$8.79 - $9.12	$12.41 - $12.75	$11.86 - $12.06	$10.85 - $10.92
Net assets	$1,112,079,688	$1,215,333,170	$660,774,156	$172,189,388
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%
Investment income ratio (b)	2.48%	1.15%	0.00%	0.84%
Total return (c,d)	(28.99) - (28.53)%	4.91 - 5.60%	9.58 - 10.29%	8.69 - 9.16%
Total return (c,e)	(29.17) - (28.46)%	4.65 - 5.71%	9.31 - 10.40%	8.50 - 9.16%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2008	2007	2006	2005	2004
Moderate Conservative Allocation
Units	46,790,168	35,265,718	19,939,661	8,139,538
Unit value (d)	$9.25 - $9.47	$11.85 - $12.06	$11.42 - $11.55	$10.61 - $10.66
Unit value (e)	$9.16 - $9.50	$11.77 - $12.09	$11.37 - $11.57	$10.60 - $10.67
Net assets	$431,622,144	$419,698,003	$229,478,740	$86,517,025
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%
Investment income ratio (b)	2.71%	1.51%	0.00%	1.40%
Total return (c,d)	(21.99) - (21.48)%	3.78 - 4.46%	7.61 - 8.31%	6.13 - 6.60%
Total return (c,e)	(21.19) - (21.40)%	3.52 - 4.56%	7.35 - 8.42%	5.95 - 6.67%

Technology
Units	1,489,577	1,685,581	1,663,715	1,747,957	1,525,159
Unit value (d)	$8.93 - $9.18	$17.55 - $17.96	$16.05 - $16.35	$15.78 - $16.01	$15.45 - $15.60
Unit value (e)	$6.60 - $6.76	$12.98 - $13.12	$11.88 - $11.96	$11.67 - $11.75
Net assets	$12,625,707	$28,254,745	$26,039,640	$27,454,350	$23,720,964
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.30%	0.00%
Total return (c,d)	(49.12) - (48.89)%	9.35 - 9.85%	1.68 - 2.14%	2.13 - 2.59%	3.23 - 3.70%
Total return (c,e)	(49.64) - (48.50)%	9.24 - 9.68%	1.58 - 1.98%	16.74 - 17.45%

Partner Healthcare
Units	488,047
Unit value (d)	$8.86 - $8.89
Unit value (e)	$8.84 - $8.88
Net assets	$4,351,017
Ratio of expenses to net assets (a)	1.10 - 2.20%
Investment income ratio (b)	0.14%
Total return (c,d)	(11.41) - (11.14)%
Total return (c,e)	(11.62) - (11.08)%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2008	2007	2006	2005	2004
Partner Natural Resources
Units	653,050
Unit value (d)	$5.67 - $5.69
Unit value (e)	$5.66 - $5.69
Net assets	$3,722,440
Ratio of expenses to net assets (a)	1.10 - 2.20%
Investment income ratio (b)	0.13%
Total return (c,d)	(43.28) - (43.11)%
Total return (c,e)	(43.41) - (43.07)%

Partner Emerging Markets
Units	255,429
Unit value (d)	$5.58 - $5.60
Unit value (e)	$5.58 - $5.59
Net assets	$1,441,917
Ratio of expenses to net assets (a)	1.10 - 2.20%
Investment income ratio (b)	1.14%
Total return (c,d)	(44.17) - (44.00)%
Total return (c,e)	(44.21) - (43.96)%

Real Estate Securities
Units	255,429	5,505,476	6,675,766	7,057,315	5,317,273
Unit value (d)	$12.77 - $13.10	$20.67 - $21.11	$25.24 - $25.66	$19.10 - $19.33	$17.13 - $17.26
Unit value (e)	$7.58 - $7.83	$12.39 - $12.52	$15.14 - $15.24	$11.45 - $11.52
Net assets	$54,826,804	$103,310,075	$156,331,706	$130,877,466	$91,568,878
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	6.29%	1.39%	1.43%	1.23%	0.00%
Total return (c,d)	(38.21) - (37.93)%	(18.09) - (17.72)%	32.13 - 32.72%	11.52 - 12.02%	33.10 - 33.70%
Total return (c,e)	(38.84) - (37.45)%	(18.18) - (17.85)%	32.00 - 32.53%	14.50 - 15.19%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2008	2007	2006	2005	2004
Partner Utilities
Units	365,797
Unit value (d)	$6.97 - $6.99
Unit value (e)	$6.95 - $7.00
Net assets	$2,572,700
Ratio of expenses to net assets (a)	1.10 - 2.20%
Investment income ratio (b)	2.41%
Total return (c,d)	(30.30) - (30.09)%
Total return (c,e)	(30.47) - (30.04)%

Partner Small Cap Growth
Units	1,457,403	1,614,898	1,607,832	1,718,038	1,479,268
Unit value (d)	$10.84 - $11.15	$19.40 - $19.86	$18.16 - $18.50	$16.16 - $16.38	$16.00 - $16.16
Unit value (e)	$7.73 - $7.99	$13.97 - $14.12	$13.09 - $13.17	$11.80 - $11.87
Net assets	$14,863,173	$29,701,472	$28,376,001	$27,878,160	$23,827,225
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	0.01%	0.00%	0.00%	0.00%	0.00%
Total return (c,d)	(44.11) - (43.86)%	6.84 - 7.33%	10.86 - 11.36%	2.37 - 2.59%	9.60 - 10.10%
Total return (c,e)	(44.68) - (43.42)%	6.73 - 7.16%	10.75 - 11.19%	17.97 - 18.68%

Partner Small Cap Value
Units	2,947,092	3,137,567	3,286,455	3,272,905	2,522,498
Unit value (d)	$14.58 - $14.96	$20.30 - $20.73	$20.83 - $21.18	$16.99 - $17.41	$16.86 - $16.99
Unit value (e)	$9.38 - $9.70	$13.20 - $13.34	$13.56 - $13.65	$11.32 - $11.39
Net assets	$38,906,170	$58,507,301	$64,685,234	$56,055,516	$42,764,256
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	1.23%	0.34%	0.20%	0.24%	0.00%
Total return (c,d)	(28.17) - (27.85)%	(2.56) - (2.12)%	19.63 - 20.17%	3.26 - 3.73%	20.37 - 20.92%
Total return (c,e)	(28.90) - (27.29)%	(2.66) - (2.27)%	19.51 - 19.99%	13.26 - 13.95%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2008	2007	2006	2005	2004
Small Cap Stock
Units	4,533,660	5,179,129	5,651,646	5,267,560	4,036,347
Unit value (d)	$12.71 - $13.07	$20.67 - $21.15	$19.78 - $20.15	$17.81 - $18.06	$16.62 - $16.78
Unit value (e)	$8.15 - $8.43	$13.39 - $13.53	$12.83 - $12.91	$11.54 - $11.59
Net assets	$52,765,794	$98,414,531	$104,469,993	$91,739,732	$67,518,713
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	1.02%	0.28%	0.12%	0.03%	0.00%
Total return (c,d)	(38.48) - (38.20)%	4.50 - 4.97%	11.06 - 11.56%	7.14 - 7.62%	19.07 - 19.61%
Total return (c,e)	(39.11) - (37.73)%	4.39 - 4.81%	10.95 - 11.40%	15.40 - 16.10%

Small Cap Index
Units	3,471,496	4,090,206	4,499,593	4,764,793	3,844,079
Unit value (d)	$13.15 - $13.52	$19.38 - $19.83	$19.78 - $20.16	$17.51 - $17.76	$16.57 - $16.73
Unit value (e)	$8.52 - $8.81	$12.69 - $12.83	$12.97 - $13.05	$11.47 - $11.54
Net assets	$42,689,383	$74,835,770	$85,508,959	$82,146,902	$64,148,268
Ratio of expenses to net assets (a)	1.10 - 2.10%	1.10 - 2.10%	1.10 - 2.10%	1.10 - 2.10%	1.10 - 1.55%
Investment income ratio (b)	1.19%	0.63%	0.71%	0.60%	0.30%
Total return (c,d)	(32.14) - (31.83)%	(2.04) - (1.60)%	12.96 - 13.47%	5.68 - 6.15%	20.22 - 20.76%
Total return (c,e)	(32.83) - (31.30)%	(2.14) - (1.75)%	12.85 - 13.30%	14.71 - 15.41%

Mid Cap Growth II
Units	628,021	759,429	822,183	988,677	926,049
Unit value (d)	$11.95 - $12.29	$21.19 - $21.69	$17.97 - $18.31	$16.80 - $16.99	$15.34 - $15.49
Unit value (e)	$8.32 - $8.60	$14.90 - $15.06	$12.65 - $12.73	$11.82 - $11.87
Net assets	$7,376,240	$15,858,789	$14,824,681	$16,645,616	$14,300,973
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	0.29%	0.47%	0.18%	0.00%	0.00%
Total return (c,d)	(43.60) - (43.34)%	17.95 - 18.48%	6.93 - 7.41%	9.51 - 10.01%	14.61 - 15.13%
Total return (c,e)	(44.17) - (42.90)%	17.83 - 18.31%	6.83 - 7.25%	18.19 - 18.90%

Mid Cap Growth
Units	4,788,220	5,132,128	5,305,369	6,051,721	5,530,599
Unit value (d)	$11.72 - $12.05	$20.21 - $20.69	$17.12 - 17.44	$16.01 - $16.24	$14.61 - $14.75
Unit value (e)	$8.57 - $8.86	$14.93 - $15.09	$12.66 - $12.75	$11.83 - $11.90
Net assets	$48,896,042	$100,897,007	$89,730,649	$96,932,927	$81,361,123
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	1.12%	0.41%	0.11%	0.00%	0.00%
Total return (c,d)	(42.04) - (40.40)%	18.06 - 18.60%	6.96 - 7.44%	9.56 - 10.05%	9.64 - 10.14%
Total return (c,e)	(42.62) - (41.32)%	17.95 - 18.42%	6.86 - 7.28%	18.29 - 19.01%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2008	2007	2006	2005	2004
Partner Mid Cap Value
Units	905,086	849,709	513,585	214,128
Unit value (d)	$8.45 - $8.60	$13.22 - $13.38	$13.02 - $13.12	$11.42 - $11.46
Unit value (e)	$8.35 - $8.63	$13.19 - $13.33	$13.00 - $13.08	$11.40 - $11.47
Net assets	$7,713,867	$11,298,909	$6,708,313	2,450,335
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%
Investment income ratio (b)	1.62%	0.00%	1.19%	1%
Total return (c,d)	(36.05) - (35.76)%	1.56 - 2.02%	13.94 - 14.46%	14.24 - 14.59%
Total return (c,e)	(36.70) - (35.27)%	1.46 - 1.86%	13.83 - 14.29%	13.98 - 14.67%

Mid Cap Stock
Units	5,085,748	5,879,566	6,158,447	5,422,095	3,626,775
Unit value (d)	$11.74 - $12.07	$20.13 - $20.60	$19.34 - $19.71	$17.32 - $17.57	$15.12 - $15.26
Unit value (e)	$8.02 - $8.29	$13.89 - $14.03	$13.36 - $13.45	$11.95 - $12.02
Net assets	$54,573,587	$108,610,448	$111,494,423	$91,728,835	$55,177,564
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	1.15%	0.82%	0.35%	0.15%	0.00%
Total return (c,d)	(41.67) - (41.41)%	4.06 - 4.54%	11.67 - 12.17%	14.59 - 15.11%	15.43 - 15.95%
Total return (c,e)	(42.26) - (40.95)%	3.96 - 4.38%	11.56 - 12.00%	19.53 - 20.25%

Mid Cap Index
Units	3,698.109	4,363,162	4,891,466	5,260,796	4,082,582
Unit value (d)	$12.16 - $12.50	$19.38 - $19.83	$18.29 - $18.63	$16.91 - $17.16	$15.29 - $15.44
Unit value (e)	$8.25 - $8.52	$13.28 - $13.42	$12.55 - $12.63	$11.60 - $11.67
Net assets	$42,857,894	$81,075,033	$86,845,910	$87,998,098	$62,857,010
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	1.41%	0.96%	0.96%	0.48%	0.00%
Total return (c,d)	(37.27) - (36.99)%	5.96 - 6.44%	8.12 - 8.61%	10.62 - 11.12%	13.97 - 14.49%
Total return (c,e)	(37.91) - (36.50)%	5.85 - 6.28%	8.02 - 8.45%	15.97 - 16.67%

Partner Worldwide Allocation
Units	1,245,979
Unit value (d)	$6.03 - $6.05
Unit value (e)	$6.01 - $6.05
Net assets	$7,536,738
Ratio of expenses to net assets (a)	1.10 - 2.20%
Investment income ratio (b)	1.42%
Total return (c,d)	(39.73) - (39.54)%
Total return (c,e)	(39.87) - (39.50)%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2008	2007	2006	2005	2004
Partner International Stock
Units	13,188,855	16,014,711	16,531,853	17,091,706	11,293,457
Unit value (d)	$12.61 - $12.96	$21.74 - $22.26	$19.98 - $20.35	$16.70 - $16.94	$14.91 - $15.06
Unit value (e)	$8.69 - $8.98	$15.14 - $15.30	$13.92 - $14.01	$11.63 - $11.70
Net assets	$154,253,174	$324,062,952	$313,971,589	$279,969,096	$169,592,543
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	4.89%	1.34%	1.42%	0.94%	0.53%
Total return (c,d)	(42.01) - (41.75)%	8.86 - 9.35%	19.64 - 20.18%	11.97 - 12.47%	13.87 - 14.38%
Total return (c,e)	(42.60) - (41.30)%	8.75 - 9.19%	19.52 - 20.00%	16.27 - 16.97%

Partner Socially Responsible Stock
Units	79,404
Unit value (d)	$6.43 - $6.45
Unit value (e)	$6.42 - $6.46
Net assets	$511,733
Ratio of expenses to net assets (a)	1.10 - 2.20%
Investment income ratio (b)	0.55%
Total return (c,d)	(35.66) - (35.46)%
Total return (c,e)	(35.81) - (35.42)%

Partner All Cap Growth
Units	114,539
Unit value (d)	$5.29 - $5.30
Unit value (e)	$5.28 - $5.31
Net assets	$606,361
Ratio of expenses to net assets (a)	1.10 - 2.20%
Investment income ratio (b)	0.00%
Total return (c,d)	(47.25) - (47.11)%
Total return (c,e)	(47.25) - (46.93)%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2008	2007	2006	2005	2004
Partner All Cap Value
Units	175,952
Unit value (d)	$5.52 - $5.54
Unit value (e)	$5.51 - $5.54
Net assets	$972,675
Ratio of expenses to net assets (a)	1.10 - 2.20%
Investment income ratio (b)	2.56%
Total return (c,d)	(44.79) - (44.78)%
Total return (c,e)	(44.93) - (44.59)%

Partner All Cap
Units	2,666,623	2,896,391	2,551,074	2,199,666	1,527,814
Unit value (d)	$11.84 - $12.17	$21.06 - $21.55	$17.77 - $18.11	$15.63 - $15.85	$13.41 - $13.54
Unit value (e)	$8.96 - $9.26	$16.10 - $16.27	$13.60 - $13.69	$11.95 - $12.03
Net assets	$29,428,711	$57,442,257	$43,520,771	$34,088,633	$20,626,378
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	0.74%	0.44%	0.41%	0.43%	0.06%
Total return (c,d)	(43.79) - (43.53)%	18.50 - 19.04%	13.70 - 14.21%	16.52 - 17.04%	11.89 - 12.39%
Total return (c,e)	(44.36) - (43.10)%	18.39 - 18.86%	13.59 - 14.04%	19.53 - 20.26%

Large Cap Growth II
Units	954,832	1,140,638	1,274,920	1,430,967	1,322,271
Unit value (d)	$8.95 - $9.20	$15.65 - $16.02	$13.65 - $13.90	$12.98 - $13.16	$12.31 - $12.43
Unit value (e)	$7.73 - $7.99	$13.65 - $13.80	$11.92 - $12.00	$11.33 - $11.40
Net assets	$8,573,225	$17,874,598	$17,496,721	$18,706,512	$16,389,844
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	0.65%	0.63%	0.59%	0.79%	0.00%
Total return (c,d)	(42.82) - (42.56)%	14.67 - 15.19%	5.14 - 5.61%	5.44 - 5.91%	5.90 - 6.38%
Total return (c,e)	(43.40) - (42.12)%	14.55 - 15.02%	5.04 - 5.46%	13.27 - 13.95%

Large Cap Growth
Units	12,784,234	14,947,266	15,921,389	16,783,551	11,464,507
Unit value (d)	$9.61 - $9.88	$16.83 - $17.22	$14.64 - $14.92	$13.93 - $14.13	$13.22 - $13.35
Unit value (e)	$7.73 - $7.99	$13.67 - $13.82	$11.91 - $11.99	$11.32 - $11.39
Net assets	$119,959,606	$246,106,430	$229,426,570	$233,085,005	$152,658,299
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	1.13%	1.07%	0.50%	0.66%	0.35%
Total return (c,d)	(42.90) - (42.64)%	14.94 - 15.46%	5.09 - 5.56%	5.37 - 5.84%	6.02 - 6.50%
Total return (c,e)	(43.48) - (42.19)%	14.83 - 15.29%	4.98 - 5.40%	13.23 - 13.92%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2008	2007	2006	2005	2004
Partner Growth Stock
Units	3,081,140	3,767,741	3,707,921	3,817,613	3,044,085
Unit value (d)	$9.85 - $10.13	$17.29 - $17.70	$16.07 - $16.38	$14.42 - $14.63	$13.78 - $13.91
Unit value (e)	$7.59 - $7.84	$13.45 - $13.60	$12.52 - $12.60	$11.23 - $11.30
Net assets	$29,219,209	$62,972,541	$58,635,992	$54,926,866	$42,230,385
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	0.80%	0.52%	0.20%	0.45%	0.00%
Total return (c,d)	(43.02) - (42.77)%	7.58 - 8.07%	11.43 - 11.93%	4.70 - 5.17%	8.25 - 8.74%
Total return (c,e)	(43.60) - (42.32)%	7.47 - 7.91%	11.32 - 11.77%	12.27 - 12.95%

Large Cap Value
Units	10,951,199	12,593,270	13,336,061	13,083,817	9,438,024
Unit value (d)	$11.51 - $11.81	$17.80 - $18.18	$17.27 - $17.56	$14.77 - $14.95	$14.02 - $14.12
Unit value (e)	$8.39 - $8.59	$12.99 - $13.13	$12.61 - $12.70	$10.78 - $10.85
Net assets	$118,423,141	$211,828,168	$221,170,386	$190,806,364	$133,020,360
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	3.66%	1.21%	1.12%	0.96%	0.00%
Total return (c,d)	(35.34) - (35.05)%	3.07 - 3.54%	16.91 - 17.43%	5.38 - 5.85%	12.37 - 12.88%
Total return (c,e)	(36.00) - (34.55)%	2.97 - 3.38%	16.79 - 17.26%	7.83 - 8.49%

Large Cap Stock
Units	14,848,721	17,662,182	20,280,283	23,028,402	19,736,545
Unit value (d)	$9.34 - $9.61	$15.23 - $15.59	$14.38 - $14.65	$13.05 - $13.23	$12.58 - $12.70
Unit value (e)	$7.68 - $7.94	$12.65 - $12.79	$11.96 - $12.04	$10.84 - $10.91
Net assets	$138,319,359	$267,984,502	$290,877,154	$301,115,010	$249,950,563
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	3.01%	1.13%	0.78%	0.83%	0.00%
Total return (c,d)	(38.65) - (38.37)%	5.91 - 6.39%	10.23 - 10.73%	3.70 - 4.16%	6.82 - 7.30%
Total return (c,e)	(39.27) - (37.89)%	5.80 - 6.23%	10.12 - 10.56%	8.40 - 9.06%

Large Cap Index
Units	8,552,395	10,305,623	11,346,330	12,425,161	9,822,496
Unit value (d)	$10.25 - $10.54	$16.56 - $16.95	$15.99 - $16.29	$14.08 - $14.28	$13.65 - $13.78
Unit value (e)	$7.76 - $8.02	$12.66 - $12.80	$12.24 - $12.32	$10.77 - $10.84
Net assets	$85,294,773	$166,320,792	$178,489,124	$174,213,127	$135,026,598
Ratio of expenses to net assets (a, b)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (c)	2.34%	1.67%	1.61%	1.40%	0.86%
Total return (c,d)	(38.09) - (37.81)%	3.55 - 4.01%	13.59 - 14.10%	3.15 - 3.61%	8.85 - 9.34%
Total return (c,e)	(38.72) - (37.33)%	3.44 - 3.86%	13.47 - 13.93%	7.70 - 8.36%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2008	2007	2006	2005	2004
Equity Income Plus
Units	145,767
Unit value (d)	$6.97 - $6.99
Unit value (e)	$6.95 - $6.99
Net assets	$1,017,205
Ratio of expenses to net assets (a)	1.10 - 2.20%
Investment income ratio (b)	3.50%
Total return (c,d)	(30.32) - (30.10)%
Total return (c,e)	(30.48) - (30.06)%

Balanced
Units	5,986,006	7,399,556	8,290,907	9,541,653	8,729,710
Unit value (d)	$10.44 - $10.73	$14.34 - $14.67	$13.81 - $14.07	$12.58 - $12.77	$12.30 - $12.42
Unit value (e)	$8.61 - $8.90	$11.95 - $12.08	$11.52 - $11.60	$10.49 - $10.56
Net assets	$62,592,630	$106,044,746	$114,568,182	$120,600,478	$108,096,298
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	3.78%	3.08%	2.85%	2.39%	1.76%
Total return (c,d)	(27.20) - (26.87)%	3.84 - 4.31%	9.70 - 10.19%	2.32 - 2.78%	6.42 - 6.90%
Total return (c,e)	(27.94) - (26.31)%	3.73 - 4.15%	9.59 - 10.03%	4.94 - 5.58%

High Yield
Units	5,146,961	6,190,530	6,768,905	6,651,642	5,211,867
Unit value (d)	$12.61 - $12.97	$16.22 - $16.61	$16.04 - $16.34	$14.77 - $14.98	$14.42 - $14.56
Unit value (e)	$8.84 - $9.14	$11.49 - $11.61	$11.37 - $11.45	$10.46 - $10.53
Net assets	$60,867,237	$94,930,199	$104,121,306	$97,345,344	$75,682,772
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	8.96%	8.06%	7.97%	7.99%	8.16%
Total return (c,d)	(22.27) - (21.92)%	1.16 - 1.62%	8.60 - 9.09%	2.42 - 2.89%	8.45 - 8.94%
Total return (c,e)	(23.06) - (21.32)%	1.06 - 1.46%	8.49 - 8.93%	4.64 - 5.27%

Diversified Income Plus
Units	3,779,157	4,728,800	3,455,449	3,130,128	3,293,572
Unit value (d)	$11.99 - $12.33	$15.87 - $16.24	$16.28 - $16.59	$14.48 - $14.69	$14.19 - $14.33
Unit value (e)	$8.56 - $8.85	$11.45 - $11.57	$11.75 - $11.83	$10.44 - $10.51
Net assets	$41,050,675	$68,305,593	$54,062,505	$45,423,430	$47,059,656
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	6.64%	1.95%	3.71%	7.43%	6.85%
Total return (c,d)	(24.42) - (24.08)%	(2.51) - (2.07)%	12.44 - 12.94%	2.01 - 2.47%	6.35 - 6.83%
Total return (c,e)	(25.19) - (23.49)%	(2.61) - (2.21)%	12.33 - 12.77%	4.45 - 5.08%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2008	2007	2006	2005	2004
Partner Socially Responsible Bond
Units	146,589
Unit value (d)	$10.16 - $10.19
Unit value (e)	$10.14 - $10.20
Net assets	$1,491,603
Ratio of expenses to net assets (a)	1.10 - 2.20%
Investment income ratio (b)	2.85%
Total return (c,d)	1.62 - 1.93%
Total return (c,e)	1.38 - 1.99%

Income
Units	9,692,643	11,548,478	11,438,054	11,572,798	8,435,305
Unit value (d)	$10.59 - $10.89	$12.07 - $12.35	$11.81 - $12.03	$11.38 - $11.54	$11.29 - $11.41
Unit value (e)	$9.26 - $9.57	$10.66 - $10.77	$10.44 - $10.51	$10.05 - $10.11
Net assets	$101,522,013	$137,911,479	$134,270,517	$131,855,019	$95,950,004
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	5.71%	5.29%	5.19%	4.64%	4.37%
Total return (c,d)	(12.21) - (11.82)%	2.19 - 2.65%	3.79 - 4.26%	.73 - 1.18%	3.12 - 3.59%
Total return (c,e)	(13.10) - (11.14)%	2.09 - 2.50%	3.69 - 4.10%	.53 - 1.14%

Bond Index
Units	8,515,215	10,139,914	10,971,725	11,875,837	10,258,229
Unit value (d)	$11.08 - $11.39	$11.35 - $11.61	$10.90 - $11.11	$10.65 - $10.80	$10.58 - $10.69
Unit value (e)	$10.31 - $10.66	$10.67 - $10.78	$10.26 - $10.33	$10.01 - $10.07
Net assets	$95,134,556	$115,949,520	$120,483,685	$127,318,645	$109,302,765
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	4.88%	4.88%	4.72%	4.20%	4.08%
Total return (c,d)	(2.35) - (1.91)%	4.05 - 4.52%	2.43 - 2.89%	0.60 - 1.05%	2.31 - 2.77%
Total return (c,e)	(3.34) - (1.15)%	3.95 - 4.37%	2.33 - 2.73%	0.11 - 0.72%

Limited Maturity Bond
Units	12,106,472	14,364,728	15,231,195	16,702,028	13,537,693
Unit value (d)	$10.15 - $10.44	$11.02 - $11.28	$10.76 - $10.97	$10.45 - $10.60	$10.41 - $10.52
Unit value (e)	$9.64 - $9.97	$10.58 - $10.69	$10.34 - $10.41	$10.04 - $10.10
Net assets	$123,483,696	$159,921,288	$165,232,438	$176,014,611	$141,999,061
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	4.56%	4.74%	4.44%	3.64%	2.85%
Total return (c,d)	(7.90) - (7.48)%	2.40 - 2.86%	2.95 - 3.41%	0.38 - 0.83%	0.32 - 0.78%
Total return (c,e)	(8.83) - (6.77)%	2.29 - 2.71%	2.85 - 3.26%	0.37 - 0.98%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2008	2007	2006	2005	2004
Mortgage Securities
Units	2,383,507	3,160,561	3,724,580	4,305,066	3,583,848
Unit value (d)	$10.35 - $10.62	$11.06 - $11.30	$10.69 - $10.86	$10.38 - $10.49	$10.32 - $10.40
Unit value (e)	$9.88 - $10.21	$10.67 - $10.78	$10.32 - $10.39	$10.00 - $10.06
Net assets	$25,036,586	$35,365,550	$40,130,389	$44,933,111	$37,196,350
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	4.54%	4.99%	4.98%	4.35%	4.01%
Total return (c,d)	(6.43) - (6.00)%	3.50 - 3.96%	3.09 - 3.55%	0.42 - 0.87%	2.41 - 2.88%
Total return (c,e)	(7.38) - (5.28)%	3.39 - 3.81%	2.99 - 3.40%	0.01 - 0.61%

Money Market
Units	187,051,158	112,126,685	71,246,879	50,733,290	35,212,970
Unit value (d)	$1.09 - $1.11	$1.07 - $1.09	$1.03 - $1.05	$1.00 - $1.01	$0.99 - $1.00
Unit value (e)	$1.08 - $1.12	$1.07 - $1.10	$1.04 - $1.05	$1.01
Net assets	$206,453,748	$121,841,419	$74,547,246	$51,288,517	$35,009,907
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%
Investment income ratio (b)	2.85%	5.04%	4.76%	2.81%	1.03%
Total return (c,d)	1.37 - 1.83%	3.55 - 4.02%	3.22 - 3.69%	1.27 - 1.73%	(0.58) - (0.13)%
Total return (c,e)	1.01 - 1.93%	3.19 - 4.12%	2.86 - 3.79%	0.85 - 1.46%

(a)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. The RPA fee is not included.
(b)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(c)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account. The total return is calculated for each period indicated or from the inception date through the end of the reporting period.
(d)	These amounts represent the amounts associated with the 2002 Series.
(e)	These amounts represent the amounts associated with the 2005 Series.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value

The company sells two different products which have unique combinations of features and fees that are charged against the contract owner's account balance. In addition, both products offer the option of additional death benefit options. Differences in the fee structure result in 28 different unit values, expense ratios and total returns. Unit value information and financial ratios for each subaccount are as follows:

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Flexible Premium Deferred Variable Annuity — 2002
Basic Death Benefits only — 1.10% Expense Ratio
Aggressive Allocation	1,843,402	$8.58	$15,816,821
Moderately Aggressive Allocation	5,724,735	8.74	50,046,312
Moderate Allocation	7,469,513	9.09	67,873,133
Moderately Conservative Allocation	3,126,779	9.47	29,610,360
Technology	245,898	9.18	2,257,032
Partner Healthcare	61,211	8.89	543,924
Partner Natural Resources	86,104	5.69	489,859
Partner Emerging Markets	31,626	5.60	177,103
Real Estate Securities	875,844	13.10	11,476,105
Partner Utilities	45,886	6.99	320,786
Partner Small Cap Growth	318,477	11.15	3,550,410
Partner Small Cap Value	507,636	14.96	7,592,569
Small Cap Stock	646,055	13.07	8,444,666
Small Cap Index	723,822	13.52	9,786,541
Mid Cap Growth II	108,229	12.29	1,330,143
Mid Cap Growth	922,592	12.05	11,113,757
Partner Mid Cap Value	106,974	8.60	919,459
Mid Cap Stock	696,776	12.07	8,411,169
Mid Cap Index	780,508	12.50	9,754,366
Partner Worldwide Allocation	150,155	6.05	907,801
Partner International Stock	2,471,321	12.96	32,038,570
Partner Socially Responsible Stock	4,515	6.45	29,139
Partner All Cap Growth	8,985	5.30	47,655
Partner All Cap Value	7,122	5.54	39,438
Partner All Cap	460,148	12.17	5,600,201
Large Cap Growth II	250,879	9.20	2,307,912
Large Cap Growth	2,834,470	9.88	28,005,178
Partner Growth Stock	615,188	10.13	6,231,375
Large Cap Value	2,097,533	11.81	24,763,727
Large Cap Stock	2,742,056	9.61	26,345,116
Large Cap Index	1,885,432	10.54	19,873,296
Equity Income Plus	12,725	6.99	88,944
Balanced	1,471,026	10.73	15,783,848
High Yield	1,056,437	12.97	13,696,766
Diversified Income Plus	592,523	12.33	7,307,238
Partner Socially Responsible Bond	21,119	10.19	215,256
Income	2,009,486	10.89	21,887,036
Bond Index	1,821,140	11.39	20,743,789
Limited Maturity Bond	2,621,914	10.44	27,360,657

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Mortgage Securities	554,452	10.62	5,886,585
Money Market	21,318,929	1.11	23,733,612

			522,407,654
MADB — 1.20% Expense Ratio
Aggressive Allocation	4,615,793	8.55	39,459,106
Moderately Aggressive Allocation	14,856,937	8.71	129,404,104
Moderate Allocation	16,387,376	9.05	148,360,416
Moderately Conservative Allocation	5,502,581	9.44	51,917,809
Technology	593,538	9.12	5,414,438
Partner Healthcare	127,173	8.88	1,129,303
Partner Natural Resources	161,277	5.69	916,913
Partner Emerging Markets	81,604	5.60	456,664
Real Estate Securities	1,870,040	13.03	24,364,156
Partner Utilities	80,635	6.99	563,332
Partner Small Cap Growth	509,316	11.08	5,642,946
Partner Small Cap Value	1,112,696	14.87	16,548,090
Small Cap Stock	1,848,316	12.99	24,010,869
Small Cap Index	1,456,762	13.44	19,575,147
Mid Cap Growth II	297,536	12.21	3,634,238
Mid Cap Growth	1,876,967	11.97	22,471,217
Partner Mid Cap Value	201,149	8.56	1,722,550
Mid Cap Stock	1,959,485	12.00	23,508,444
Mid Cap Index	1,639,333	12.42	20,361,404
Partner Worldwide Allocation	391,565	6.04	2,365,722
Partner International Stock	5,186,333	12.88	66,822,432
Partner Socially Responsible Stock	7,234	6.45	46,655
Partner All Cap Growth	25,547	5.30	135,397
Partner All Cap Value	47,246	5.53	261,436
Partner All Cap	870,805	12.10	10,532,852
Large Cap Growth II	430,511	9.14	3,936,015
Large Cap Growth	5,218,464	9.82	51,242,400
Partner Growth Stock	1,283,532	10.07	12,921,161
Large Cap Value	4,369,067	11.74	51,289,024
Large Cap Stock	7,406,983	9.55	70,726,729
Large Cap Index	3,823,843	10.48	40,056,956
Equity Income Plus	47,306	6.98	330,430
Balanced	2,672,205	10.66	28,495,803
High Yield	1,996,904	12.89	25,730,709
Diversified Income Plus	1,132,891	12.26	13,885,311
Partner Socially Responsible Bond	19,629	10.19	199,933
Income	3,880,323	10.82	42,003,811
Bond Index	3,718,813	11.32	42,098,673
Limited Maturity Bond	5,449,547	10.37	56,518,164
Mortgage Securities	1,098,454	10.56	11,596,212
Money Market	51,728,138	1.11	57,259,930

			1,127,916,901

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
PADB — 1.35% Expense Ratio
Aggressive Allocation	49,033	8.50	416,862
Moderately Aggressive Allocation	294,684	8.66	2,552,574
Moderate Allocation	448,897	9.00	4,041,649
Moderately Conservative Allocation	266,197	9.38	2,497,800
Technology	15,602	9.04	141,013
Partner Healthcare	6,408	8.87	56,847
Partner Natural Resources	4,239	5.68	24,078
Partner Emerging Markets	2,434	5.59	13,609
Real Estate Securities	52,016	12.92	671,956
Partner Utilities	5,772	6.98	40,281
Partner Small Cap Growth	16,823	10.98	184,672
Partner Small Cap Value	38,476	14.75	567,360
Small Cap Stock	37,938	12.87	488,291
Small Cap Index	32,469	13.31	432,281
Mid Cap Growth II	10,318	12.10	124,872
Mid Cap Growth	64,490	11.86	764,962
Partner Mid Cap Value	25,301	8.52	215,476
Mid Cap Stock	34,590	11.89	411,160
Mid Cap Index	43,949	12.31	540,842
Partner Worldwide Allocation	27,030	6.04	163,145
Partner International Stock	135,615	12.77	1,731,178
Partner Socially Responsible Stock	—	6.44	—
Partner All Cap Growth	845	5.29	4,472
Partner All Cap Value	571	5.53	3,158
Partner All Cap	24,669	11.98	295,633
Large Cap Growth II	18,027	9.06	163,293
Large Cap Growth	191,595	9.73	1,863,915
Partner Growth Stock	41,553	9.97	414,452
Large Cap Value	132,970	11.64	1,547,687
Large Cap Stock	157,692	9.46	1,491,866
Large Cap Index	84,154	10.38	873,440
Equity Income Plus	201	6.98	1,404
Balanced	114,661	10.57	1,211,454
High Yield	56,382	12.77	719,809
Diversified Income Plus	39,217	12.14	476,239
Partner Socially Responsible Bond	5,236	10.18	53,282
Income	129,755	10.73	1,391,630
Bond Index	71,065	11.22	797,069
Limited Maturity Bond	131,949	10.28	1,355,843
Mortgage Securities	34,477	10.47	360,882
Money Market	1,230,103	1.10	1,350,096

			30,456,532
EADB — 1.30% Expense Ratio
Aggressive Allocation	35,943	8.52	306,137
Moderately Aggressive Allocation	64,498	8.68	559,713

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Moderate Allocation	195,296	9.02	1,761,591
Moderately Conservative Allocation	173,858	9.40	1,634,359
Technology	5,447	9.07	49,386
Partner Healthcare	—	8.87	—
Partner Natural Resources	—	5.68	—
Partner Emerging Markets	—	5.59	—
Real Estate Securities	31,633	12.95	409,797
Partner Utilities	—	6.98	—
Partner Small Cap Growth	9,198	11.01	101,278
Partner Small Cap Value	8,029	14.79	118,735
Small Cap Stock	19,707	12.91	254,437
Small Cap Index	10,502	13.35	140,252
Mid Cap Growth II	6,797	12.14	82,514
Mid Cap Growth	18,569	11.90	220,943
Partner Mid Cap Value	413	8.53	3,522
Mid Cap Stock	21,919	11.92	261,347
Mid Cap Index	7,389	12.34	91,211
Partner Worldwide Allocation	6,942	6.04	41,916
Partner International Stock	56,380	12.80	721,941
Partner Socially Responsible Stock	—	6.45	—
Partner All Cap Growth	—	5.30	—
Partner All Cap Value	—	5.53	—
Partner All Cap	4,502	12.02	54,114
Large Cap Growth II	3,750	9.09	34,071
Large Cap Growth	73,643	9.76	718,687
Partner Growth Stock	15,353	10.00	153,602
Large Cap Value	60,703	11.67	708,550
Large Cap Stock	65,718	9.49	623,660
Large Cap Index	19,498	10.41	202,995
Equity Income Plus	—	6.98	—
Balanced	35,101	10.60	372,009
High Yield	33,432	12.81	428,124
Diversified Income Plus	19,890	12.18	242,285
Partner Socially Responsible Bond	2,013	10.18	20,489
Income	56,525	10.76	608,111
Bond Index	63,485	11.25	714,256
Limited Maturity Bond	47,381	10.31	488,371
Mortgage Securities	19,389	10.50	203,526
Money Market	484,557	1.10	533,346

			12,865,275
MADB & PADB — 1.40% Expense Ratio
Aggressive Allocation	430,559	8.49	3,653,750
Moderately Aggressive Allocation	1,733,751	8.65	14,990,302
Moderate Allocation	1,831,179	8.99	16,456,762
Moderately Conservative Allocation	587,662	9.37	5,504,063

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Technology	48,402	9.01	436,116
Partner Healthcare	7,486	8.87	66,382
Partner Natural Resources	14,761	5.68	83,807
Partner Emerging Markets	10,630	5.59	59,404
Real Estate Securities	149,277	12.88	1,922,919
Partner Utilities	6,344	6.98	44,260
Partner Small Cap Growth	57,121	10.94	625,106
Partner Small Cap Value	84,006	14.70	1,235,237
Small Cap Stock	173,116	12.83	2,221,298
Small Cap Index	134,864	13.27	1,789,983
Mid Cap Growth II	25,319	12.06	305,460
Mid Cap Growth	179,898	11.83	2,127,324
Partner Mid Cap Value	13,385	8.50	113,782
Mid Cap Stock	177,582	11.85	2,104,345
Mid Cap Index	129,364	12.27	1,587,049
Partner Worldwide Allocation	31,754	6.03	191,592
Partner International Stock	439,700	12.73	5,595,726
Partner Socially Responsible Stock	1	6.44	10
Partner All Cap Growth	313	5.29	1,654
Partner All Cap Value	980	5.53	5,417
Partner All Cap	87,464	11.95	1,044,947
Large Cap Growth II	42,556	9.03	384,299
Large Cap Growth	459,847	9.70	4,460,017
Partner Growth Stock	100,961	9.94	1,003,882
Large Cap Value	359,161	11.61	4,168,521
Large Cap Stock	614,674	9.43	5,797,275
Large Cap Index	309,670	10.35	3,204,163
Equity Income Plus	7,566	6.98	52,779
Balanced	304,201	10.53	3,204,130
High Yield	155,348	12.73	1,977,153
Diversified Income Plus	126,394	12.11	1,530,142
Partner Socially Responsible Bond	562	10.17	5,718
Income	326,570	10.69	3,491,685
Bond Index	348,299	11.18	3,894,527
Limited Maturity Bond	466,876	10.24	4,782,650
Mortgage Securities	120,871	10.44	1,261,614
Money Market	4,430,465	1.09	4,848,869

			106,234,119
MADB & EADB — 1.35% Expense Ratio
Aggressive Allocation	143,985	8.50	1,224,116
Moderately Aggressive Allocation	479,675	8.66	4,154,986
Moderate Allocation	593,897	9.00	5,347,158
Moderately Conservative Allocation	167,169	9.38	1,568,590
Technology	29,577	9.04	267,319
Partner Healthcare	4,407	8.87	39,099
Partner Natural Resources	3,793	5.68	21,545

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Partner Emerging Markets	2,477	5.59	13,850
Real Estate Securities	67,911	12.92	877,282
Partner Utilities	2,846	6.98	19,866
Partner Small Cap Growth	17,082	10.98	187,518
Partner Small Cap Value	105,383	14.75	1,553,969
Small Cap Stock	69,728	12.87	897,458
Small Cap Index	39,985	13.31	532,338
Mid Cap Growth II	19,154	12.10	231,804
Mid Cap Growth	79,402	11.86	941,849
Partner Mid Cap Value	4,686	8.52	39,904
Mid Cap Stock	69,630	11.89	827,673
Mid Cap Index	42,324	12.31	520,837
Partner Worldwide Allocation	2,573	6.04	15,528
Partner International Stock	189,598	12.77	2,420,335
Partner Socially Responsible Stock	—	6.44	—
Partner All Cap Growth	—	5.29	—
Partner All Cap Value	—	5.53	—
Partner All Cap	39,571	11.98	474,225
Large Cap Growth II	14,008	9.06	126,887
Large Cap Growth	217,271	9.73	2,113,819
Partner Growth Stock	49,461	9.97	493,325
Large Cap Value	190,376	11.64	2,215,855
Large Cap Stock	243,104	9.46	2,299,915
Large Cap Index	131,487	10.38	1,364,700
Equity Income Plus	5,870	6.98	40,962
Balanced	120,403	10.57	1,272,118
High Yield	76,277	12.77	973,789
Diversified Income Plus	37,964	12.14	461,019
Partner Socially Responsible Bond	264	10.18	2,688
Income	129,802	10.73	1,392,139
Bond Index	156,058	11.22	1,750,363
Limited Maturity Bond	149,631	10.28	1,537,553
Mortgage Securities	42,779	10.47	447,778
Money Market	2,492,265	1.10	2,735,339

			41,405,498
PADB & EADB — 1.50% Expense Ratio
Aggressive Allocation	5,220	8.45	44,132
Moderately Aggressive Allocation	37,662	8.61	324,433
Moderate Allocation	108,575	8.95	972,177
Moderately Conservative Allocation	31,238	9.33	291,502
Technology	1,544	8.95	13,826
Partner Healthcare	83	8.86	740
Partner Natural Resources	464	5.67	2,630
Partner Emerging Markets	1,518	5.58	8,475
Real Estate Securities	8,381	12.81	107,348

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Partner Utilities	442	6.97	3,082
Partner Small Cap Growth	1,585	10.88	17,241
Partner Small Cap Value	3,503	14.62	51,217
Small Cap Stock	11,704	12.75	149,249
Small Cap Index	4,623	13.19	60,986
Mid Cap Growth II	2,312	11.99	27,720
Mid Cap Growth	6,089	11.75	71,559
Partner Mid Cap Value	794	8.47	6,724
Mid Cap Stock	10,050	11.78	118,357
Mid Cap Index	2,150	12.19	26,217
Partner Worldwide Allocation	1,415	6.03	8,529
Partner International Stock	16,598	12.65	209,934
Partner Socially Responsible Stock	—	6.44	—
Partner All Cap Growth	—	5.29	—
Partner All Cap Value	26	5.52	143
Partner All Cap	3,817	11.87	45,318
Large Cap Growth II	1,157	8.97	10,388
Large Cap Growth	23,262	9.64	224,227
Partner Growth Stock	5,473	9.88	54,087
Large Cap Value	15,221	11.54	175,659
Large Cap Stock	34,788	9.37	326,087
Large Cap Index	12,853	10.28	132,171
Equity Income Plus	—	6.97	—
Balanced	8,488	10.47	88,856
High Yield	9,988	12.65	126,341
Diversified Income Plus	3,313	12.03	39,861
Partner Socially Responsible Bond	—	10.17	—
Income	11,910	10.63	126,554
Bond Index	13,145	11.11	146,074
Limited Maturity Bond	29,490	10.18	300,239
Mortgage Securities	7,019	10.38	72,847
Money Market	56,622	1.09	61,630

			4,446,560
MADB, PADB & EADB — 1.55% Expense Ratio
Aggressive Allocation	971,320	8.44	8,197,307
Moderately Aggressive Allocation	2,727,402	8.60	23,451,820
Moderate Allocation	2,675,441	8.94	23,911,832
Moderately Conservative Allocation	888,767	9.31	8,278,419
Technology	147,482	8.93	1,316,596
Partner Healthcare	15,410	8.86	136,522
Partner Natural Resources	31,123	5.67	176,529
Partner Emerging Markets	7,145	5.58	39,889
Real Estate Securities	292,237	12.77	3,732,523
Partner Utilities	18,131	6.97	126,368
Partner Small Cap Growth	115,445	10.84	1,251,707

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Partner Small Cap Value	160,350	14.58	2,337,826
Small Cap Stock	413,892	12.71	5,261,806
Small Cap Index	222,920	13.15	2,931,435
Mid Cap Growth II	77,254	11.95	923,437
Mid Cap Growth	333,484	11.72	3,907,196
Partner Mid Cap Value	24,407	8.45	206,340
Mid Cap Stock	413,424	11.74	4,853,921
Mid Cap Index	276,461	12.16	3,360,383
Partner Worldwide Allocation	32,640	6.03	196,736
Partner International Stock	749,240	12.61	9,447,353
Partner Socially Responsible Stock	1,067	6.43	6,863
Partner All Cap Growth	1,214	5.29	6,418
Partner All Cap Value	538	5.52	2,969
Partner All Cap	171,938	11.84	2,035,218
Large Cap Growth II	69,273	8.95	619,797
Large Cap Growth	742,867	9.61	7,138,524
Partner Growth Stock	204,358	9.85	2,013,265
Large Cap Value	570,247	11.51	6,562,167
Large Cap Stock	1,514,115	9.34	14,148,682
Large Cap Index	546,527	10.25	5,602,785
Equity Income Plus	12,881	6.97	89,757
Balanced	527,970	10.44	5,509,817
High Yield	287,276	12.61	3,622,538
Diversified Income Plus	254,543	11.99	3,053,142
Partner Socially Responsible Bond	1,928	10.16	19,589
Income	572,781	10.59	6,067,744
Bond Index	600,929	11.08	6,657,394
Limited Maturity Bond	762,225	10.15	7,736,150
Mortgage Securities	149,503	10.35	1,547,225
Money Market	8,102,961	1.09	8,792,663

			185,278,652
Basic Death Benefits & RPA—1.65% Expense Ratio
Moderately Aggressive Allocation	236,421	8.57	2,025,423
Moderate Allocation	660,139	8.90	5,878,354
Moderately Conservative Allocation	279,645	9.28	2,595,193

			10,498,970
MADB & RPA—1.75% Expense Ratio
Moderately Aggressive Allocation	470,434	8.54	4,015,418
Moderate Allocation	1,036,885	8.87	9,199,274
Moderately Conservative Allocation	348,838	9.25	3,225,439

			16,440,131
Flexible Premium Deferred Variable Annuity — 2005
Years 1-7 Basic Death Benefit only — 1.25% Expense Ratio
Aggressive Allocation	5,806,584	8.53	49,547,665
Moderately Aggressive Allocation	21,201,424	8.69	184,325,455

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Moderate Allocation	24,401,795	9.04	220,511,666
Moderately Conservative Allocation	10,517,147	9.42	99,048,828
Technology	177,071	6.69	1,185,194
Partner Healthcare	113,690	8.88	1,009,231
Partner Natural Resources	173,229	5.68	984,529
Partner Emerging Markets	63,516	5.59	355,324
Real Estate Securities	501,048	7.76	3,888,068
Partner Utilities	87,997	6.98	614,560
Partner Small Cap Growth	206,303	7.91	1,632,780
Partner Small Cap Value	385,327	9.61	3,703,349
Small Cap Stock	433,018	8.35	3,615,669
Small Cap Index	391,459	8.73	3,417,403
Mid Cap Growth II	16,220	8.52	138,211
Mid Cap Growth	321,406	8.78	2,820,454
Partner Mid Cap Value	192,308	8.55	1,643,818
Mid Cap Stock	657,674	8.21	5,400,001
Mid Cap Index	334,378	8.45	2,824,163
Partner Worldwide Allocation	277,013	6.04	1,673,069
Partner International Stock	1,628,563	8.90	14,492,636
Partner Socially Responsible Stock	39,676	6.45	255,801
Partner All Cap Growth	27,743	5.30	146,990
Partner All Cap Value	24,989	5.53	138,232
Partner All Cap	406,082	9.18	3,725,898
Large Cap Growth II	51,656	7.91	408,801
Large Cap Growth	1,261,417	7.92	9,984,635
Partner Growth Stock	336,863	7.77	2,618,035
Large Cap Value	1,291,232	8.51	10,994,037
Large Cap Stock	703,851	7.87	5,538,775
Large Cap Index	829,019	7.95	6,588,904
Equity Income Plus	10,776	6.98	75,246
Balanced	297,010	8.82	2,619,474
High Yield	595,907	9.05	5,395,885
Diversified Income Plus	717,367	8.77	6,291,294
Partner Socially Responsible Bond	38,468	10.18	391,692
Income	1,087,110	9.49	10,313,213
Bond Index	737,858	10.56	7,791,114
Limited Maturity Bond	942,047	9.88	9,304,002
Mortgage Securities	167,641	10.12	1,696,332
Money Market	38,851,176	1.11	43,023,062

			730,133,495
Years 1-7 MADB — 1.45% Expense Ratio
Aggressive Allocation	8,752,029	8.47	74,133,691
Moderately Aggressive Allocation	32,160,495	8.63	277,554,009
Moderate Allocation	34,755,132	8.97	311,769,751
Moderately Conservative Allocation	10,249,469	9.35	95,820,487

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Technology	198,253	6.64	1,317,235
Partner Healthcare	137,783	8.87	1,221,466
Partner Natural Resources	160,389	5.68	910,324
Partner Emerging Markets	47,957	5.59	267,919
Real Estate Securities	757,815	7.70	5,837,408
Partner Utilities	97,371	6.97	679,110
Partner Small Cap Growth	167,911	7.86	1,319,179
Partner Small Cap Value	417,372	9.54	3,981,924
Small Cap Stock	738,869	8.29	6,124,262
Small Cap Index	413,081	8.67	3,579,722
Mid Cap Growth II	43,580	8.46	368,630
Mid Cap Growth	364,699	8.71	3,176,903
Partner Mid Cap Value	265,849	8.49	2,255,773
Mid Cap Stock	854,067	8.15	6,961,123
Mid Cap Index	361,773	8.38	3,033,143
Partner Worldwide Allocation	285,646	6.03	1,722,885
Partner International Stock	1,938,601	8.83	17,125,233
Partner Socially Responsible Stock	26,846	6.44	172,848
Partner All Cap Growth	32,663	5.29	172,823
Partner All Cap Value	90,813	5.52	501,671
Partner All Cap	455,593	9.11	4,149,534
Large Cap Growth II	60,171	7.86	472,697
Large Cap Growth	1,475,984	7.86	11,597,369
Partner Growth Stock	363,255	7.71	2,802,451
Large Cap Value	1,568,672	8.45	13,258,358
Large Cap Stock	1,150,128	7.81	8,984,277
Large Cap Index	822,104	7.89	6,486,046
Equity Income Plus	42,252	6.97	294,633
Balanced	328,530	8.75	2,876,228
High Yield	772,793	8.99	6,946,295
Diversified Income Plus	744,749	8.71	6,483,566
Partner Socially Responsible Bond	25,088	10.17	255,108
Income	1,265,583	9.42	11,918,380
Bond Index	819,115	10.48	8,585,751
Limited Maturity Bond	1,233,553	9.80	12,093,755
Mortgage Securities	157,420	10.04	1,581,235
Money Market	51,403,487	1.10	56,505,939

			975,299,141
Years 1-7 PADB — 1.65% Expense Ratio
Aggressive Allocation	71,646	8.41	602,422
Moderately Aggressive Allocation	299,132	8.57	2,562,674
Moderate Allocation	363,102	8.90	3,233,318
Moderately Conservative Allocation	177,926	9.28	1,651,204
Technology	764	6.60	5,039
Partner Healthcare	1,490	8.85	13,189

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Partner Natural Resources	2,758	5.67	15,634
Partner Emerging Markets	—	5.58	—
Real Estate Securities	9,744	7.65	74,505
Partner Utilities	1,665	6.97	11,596
Partner Small Cap Growth	910	7.80	7,097
Partner Small Cap Value	4,551	9.47	43,098
Small Cap Stock	10,725	8.23	88,242
Small Cap Index	2,481	8.60	21,346
Mid Cap Growth II	—	8.40	—
Mid Cap Growth	1,529	8.65	13,223
Partner Mid Cap Value	1,861	8.42	15,677
Mid Cap Stock	9,729	8.09	78,714
Mid Cap Index	5,490	8.32	45,689
Partner Worldwide Allocation	—	6.02	—
Partner International Stock	30,757	8.77	269,706
Partner Socially Responsible Stock	—	6.43	—
Partner All Cap Growth	751	5.28	3,969
Partner All Cap Value	—	5.52	—
Partner All Cap	3,655	9.04	33,050
Large Cap Growth II	—	7.80	—
Large Cap Growth	26,520	7.80	206,849
Partner Growth Stock	3,085	7.66	23,627
Large Cap Value	17,953	8.39	150,625
Large Cap Stock	25,191	7.75	195,338
Large Cap Index	14,307	7.83	112,048
Equity Income Plus	—	6.96	—
Balanced	21,534	8.69	187,147
High Yield	12,696	8.92	113,284
Diversified Income Plus	13,730	8.64	118,650
Partner Socially Responsible Bond	—	10.16	—
Income	25,969	9.35	242,765
Bond Index	14,426	10.40	150,103
Limited Maturity Bond	31,759	9.73	309,082
Mortgage Securities	3,254	9.97	32,448
Money Market	579,735	1.09	632,617

			11,263,975
Years 1-7 EADB — 1.50% Expense Ratio
Aggressive Allocation	44,883	8.45	379,482
Moderately Aggressive Allocation	191,696	8.61	1,651,349
Moderate Allocation	244,729	8.95	2,191,301
Moderately Conservative Allocation	110,479	9.33	1,030,954
Technology	442	6.63	2,934
Partner Healthcare	914	8.86	8,099
Partner Natural Resources	2,888	5.67	16,387
Partner Emerging Markets	1,448	5.58	8,088

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Real Estate Securities	9,156	7.69	70,402
Partner Utilities	1,992	6.97	13,887
Partner Small Cap Growth	5,640	7.84	44,226
Partner Small Cap Value	21,840	9.52	207,986
Small Cap Stock	6,080	8.27	50,298
Small Cap Index	807	8.65	6,979
Mid Cap Growth II	6,095	8.44	51,465
Mid Cap Growth	5,610	8.70	48,776
Partner Mid Cap Value	895	8.47	7,580
Mid Cap Stock	6,911	8.14	56,225
Mid Cap Index	1,134	8.37	9,492
Partner Worldwide Allocation	—	6.03	—
Partner International Stock	16,372	8.82	144,363
Partner Socially Responsible Stock	—	6.44	—
Partner All Cap Growth	—	5.29	—
Partner All Cap Value	—	5.52	—
Partner All Cap	13,330	9.09	121,188
Large Cap Growth II	898	7.84	7,045
Large Cap Growth	4,458	7.84	34,964
Partner Growth Stock	4,557	7.70	35,095
Large Cap Value	27,085	8.44	228,500
Large Cap Stock	1,491	7.80	11,625
Large Cap Index	6,571	7.88	51,746
Equity Income Plus	—	6.97	—
Balanced	1,611	8.74	14,078
High Yield	3,662	8.97	32,854
Diversified Income Plus	10,165	8.69	88,329
Partner Socially Responsible Bond	—	10.17	—
Income	20,240	9.40	190,260
Bond Index	26,128	10.46	273,360
Limited Maturity Bond	13,980	9.79	136,806
Mortgage Securities	470	10.03	4,717
Money Market	254,383	1.10	279,122

			7,509,962
Years 1-7 MADB & PADB — 1.75% Expense Ratio
Aggressive Allocation	407,730	8.38	3,415,752
Moderately Aggressive Allocation	1,202,374	8.54	10,262,942
Moderate Allocation	1,929,512	8.87	17,118,687
Moderately Conservative Allocation	600,961	9.25	5,556,630
Technology	9,827	6.57	64,573
Partner Healthcare	4,814	8.85	42,591
Partner Natural Resources	4,321	5.66	24,474
Partner Emerging Markets	496	5.58	2,768
Real Estate Securities	55,807	7.62	425,158
Partner Utilities	6,977	6.96	48,565

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Partner Small Cap Growth	17,938	7.77	139,379
Partner Small Cap Value	33,517	9.44	316,262
Small Cap Stock	42,732	8.20	350,305
Small Cap Index	10,844	8.57	92,941
Mid Cap Growth II	4,219	8.37	35,293
Mid Cap Growth	35,421	8.62	305,162
Partner Mid Cap Value	14,197	8.39	119,139
Mid Cap Stock	66,277	8.06	534,265
Mid Cap Index	18,016	8.29	149,387
Partner Worldwide Allocation	13,401	6.02	80,666
Partner International Stock	108,822	8.74	950,758
Partner Socially Responsible Stock	—	6.43	—
Partner All Cap Growth	5,148	5.28	27,183
Partner All Cap Value	2,086	5.51	11,502
Partner All Cap	54,277	9.01	488,924
Large Cap Growth II	2,100	7.77	16,317
Large Cap Growth	100,720	7.77	782,711
Partner Growth Stock	8,212	7.63	62,656
Large Cap Value	65,214	8.36	545,140
Large Cap Stock	50,421	7.73	389,545
Large Cap Index	32,361	7.80	252,513
Equity Income Plus	3,160	6.96	21,988
Balanced	19,543	8.66	169,220
High Yield	34,195	8.89	303,990
Diversified Income Plus	38,331	8.61	330,039
Partner Socially Responsible Bond	1,926	10.15	19,546
Income	51,828	9.31	482,729
Bond Index	37,703	10.37	390,857
Limited Maturity Bond	43,420	9.70	421,020
Mortgage Securities	11,180	9.93	111,072
Money Market	2,912,513	1.09	3,166,491

			48,029,140
Years 1-7 MADB & EADB — 1.60% Expense Ratio
Aggressive Allocation	157,318	8.42	1,325,219
Moderately Aggressive Allocation	665,011	8.58	5,707,652
Moderate Allocation	758,005	8.92	6,762,246
Moderately Conservative Allocation	179,861	9.30	1,672,241
Technology	4,788	6.61	31,634
Partner Healthcare	4,012	8.86	35,527
Partner Natural Resources	6,572	5.67	37,265
Partner Emerging Markets	835	5.58	4,662
Real Estate Securities	21,447	7.66	164,295
Partner Utilities	4,327	6.97	30,147
Partner Small Cap Growth	8,177	7.81	63,889
Partner Small Cap Value	42,324	9.49	401,567

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Small Cap Stock	24,655	8.24	203,230
Small Cap Index	5,484	8.62	47,266
Mid Cap Growth II	3,093	8.41	26,021
Mid Cap Growth	23,304	8.66	201,888
Partner Mid Cap Value	6,185	8.44	52,195
Mid Cap Stock	25,232	8.11	204,522
Mid Cap Index	6,633	8.34	55,308
Partner Worldwide Allocation	2,564	6.03	15,449
Partner International Stock	66,687	8.79	585,858
Partner Socially Responsible Stock	19	6.43	122
Partner All Cap Growth	3,354	5.29	17,728
Partner All Cap Value	—	5.52	—
Partner All Cap	12,552	9.06	113,691
Large Cap Growth II	1,064	7.81	8,316
Large Cap Growth	43,740	7.81	341,786
Partner Growth Stock	16,661	7.67	127,827
Large Cap Value	66,482	8.41	558,808
Large Cap Stock	31,501	7.77	244,715
Large Cap Index	11,454	7.85	89,871
Equity Income Plus	—	6.97	—
Balanced	14,665	8.71	127,682
High Yield	26,567	8.94	237,484
Diversified Income Plus	9,558	8.66	82,751
Partner Socially Responsible Bond	26,968	10.16	273,952
Income	68,204	9.37	638,763
Bond Index	28,374	10.42	295,775
Limited Maturity Bond	25,257	9.75	246,259
Mortgage Securities	8,165	9.99	81,562
Money Market	891,541	1.09	974,701

			22,089,874
Years 1-7 PADB & EADB — 1.80% Expense Ratio
Aggressive Allocation	1,196	8.36	10,003
Moderately Aggressive Allocation	24,870	8.52	211,887
Moderate Allocation	36,183	8.86	320,427
Moderately Conservative Allocation	9,807	9.23	90,513
Technology	—	6.56	—
Partner Healthcare	—	8.84	—
Partner Natural Resources	—	5.66	—
Partner Emerging Markets	—	5.57	—
Real Estate Securities	1,946	7.60	14,801
Partner Utilities	—	6.96	—
Partner Small Cap Growth	—	7.76	—
Partner Small Cap Value	—	9.42	—
Small Cap Stock	689	8.18	5,637
Small Cap Index	2,051	8.56	17,545

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Mid Cap Growth II	—	8.35	—
Mid Cap Growth	—	8.60	—
Partner Mid Cap Value	—	8.38	—
Mid Cap Stock	578	8.05	4,649
Mid Cap Index	1,912	8.28	15,825
Partner Worldwide Allocation	—	6.02	—
Partner International Stock	2,455	8.72	21,407
Partner Socially Responsible Stock	—	6.42	—
Partner All Cap Growth	—	5.28	—
Partner All Cap Value	—	5.51	—
Partner All Cap	—	8.99	—
Large Cap Growth II	—	7.76	—
Large Cap Growth	793	7.76	6,152
Partner Growth Stock	—	7.62	—
Large Cap Value	666	8.34	5,558
Large Cap Stock	1,304	7.71	10,054
Large Cap Index	1,265	7.79	9,849
Equity Income Plus	—	6.96	—
Balanced	—	8.64	—
High Yield	1,045	8.87	9,269
Diversified Income Plus	772	8.59	6,638
Partner Socially Responsible Bond	—	10.14	—
Income	608	9.30	5,648
Bond Index	—	10.35	—
Limited Maturity Bond	729	9.68	7,060
Mortgage Securities	221	9.92	2,193
Money Market	36,600	1.09	39,721

			814,836
Years 1-7 MADB, PADB & EADB — 1.90% Expense Ratio
Aggressive Allocation	765,004	8.33	6,373,620
Moderately Aggressive Allocation	1,812,147	8.49	15,382,783
Moderate Allocation	2,067,184	8.82	18,239,451
Moderately Conservative Allocation	674,850	9.20	6,205,582
Technology	10,942	6.54	71,509
Partner Healthcare	3,166	8.84	27,982
Partner Natural Resources	1,132	5.66	6,405
Partner Emerging Markets	3,743	5.57	20,848
Real Estate Securities	76,381	7.58	578,701
Partner Utilities	5,412	6.95	37,629
Partner Small Cap Growth	5,029	7.73	38,863
Partner Small Cap Value	21,687	9.38	203,513
Small Cap Stock	55,855	8.15	455,372
Small Cap Index	19,273	8.52	164,282
Mid Cap Growth II	7,895	8.32	65,682
Mid Cap Growth	54,238	8.57	464,712

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Partner Mid Cap Value	46,271	8.35	386,173
Mid Cap Stock	81,231	8.02	651,215
Mid Cap Index	47,295	8.25	390,021
Partner Worldwide Allocation	23,281	6.01	139,996
Partner International Stock	149,445	8.69	1,298,513
Partner Socially Responsible Stock	46	6.42	296
Partner All Cap Growth	7,976	5.28	42,072
Partner All Cap Value	1,581	5.51	8,709
Partner All Cap	57,606	8.96	516,068
Large Cap Growth II	6,965	7.73	53,821
Large Cap Growth	107,761	7.73	832,827
Partner Growth Stock	32,628	7.59	247,588
Large Cap Value	117,743	8.31	978,831
Large Cap Stock	103,309	7.68	793,762
Large Cap Index	21,797	7.76	169,145
Equity Income Plus	3,030	6.95	21,062
Balanced	40,576	8.61	349,410
High Yield	27,478	8.84	242,935
Diversified Income Plus	37,368	8.56	319,983
Partner Socially Responsible Bond	3,388	10.14	34,348
Income	54,978	9.26	509,251
Bond Index	58,489	10.31	603,015
Limited Maturity Bond	62,620	9.64	603,862
Mortgage Securities	8,064	9.88	79,670
Money Market	2,263,941	1.08	2,447,905

			60,057,412
Years 1-7 Basic Death Benefit & RPA — 2.00% Expense Ratio
Moderately Aggressive Allocation	3,604,490	8.52	30,709,811
Moderate Allocation	7,794,320	8.86	69,024,403
Moderately Conservative Allocation	4,791,647	9.23	44,223,335

			143,957,549
Years 1-7 MADB & RPA — 2.20% Expense Ratio
Moderately Aggressive Allocation	3,340,834	8.46	28,254,844
Moderate Allocation	6,934,270	8.79	60,957,905
Moderately Conservative Allocation	3,602,038	9.16	33,000,478

			122,213,227
Years 1-7 Guaranteed Lifetime Withdrawal Benefit — 1.60% Expense Ratio
Moderately Conservative Allocation	4,500,275	7.80	35,106,592

			35,106,592
Years 1-7 Guaranteed Lifetime Withdrawal Benefit — 1.80% Expense Ratio
Moderate Allocation	16,168,505	7.03	113,698,553

			113,698,553

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Years 1-7 Guaranteed Lifetime Withdrawal Benefit — 2.10% Expense Ratio
Moderately Aggressive Allocation	10,264,618	6.39	65,554,635

			65,554,635
Death Claims — 2002
Aggressive Allocation	5,006	8.03	40,178
Moderately Aggressive Allocation	2,370	8.29	19,648
Moderate Allocation	—	8.73	—
Moderately Conservative Allocation	—	9.20	—
Technology	—	6.07	—
Partner Healthcare	—	8.90	—
Partner Natural Resources	—	5.69	—
Partner Emerging Markets	—	5.61	—
Real Estate Securities	744	7.21	5,369
Partner Utilities	—	7.00	—
Partner Small Cap Growth	—	7.06	—
Partner Small Cap Value	—	8.81	—
Small Cap Stock	149	7.65	1,141
Small Cap Index	69	7.91	545
Mid Cap Growth II	—	7.66	—
Mid Cap Growth	123	7.88	966
Partner Mid Cap Value	—	7.91	—
Mid Cap Stock	35	7.32	255
Mid Cap Index	—	7.76	—
Partner Worldwide Allocation	—	6.05	—
Partner International Stock	275	8.42	2,312
Partner Socially Responsible Stock	—	6.46	—
Partner All Cap Growth	—	5.31	—
Partner All Cap Value	—	5.54	—
Partner All Cap	—	8.26	—
Large Cap Growth II	—	7.34	—
Large Cap Growth	723	7.34	5,308
Partner Growth Stock	—	7.32	—
Large Cap Value	188	8.33	1,570
Large Cap Stock	127	7.58	960
Large Cap Index	—	7.73	—
Equity Income Plus	—	7.00	—
Balanced	8,404	8.70	73,084
High Yield	161	8.83	1,418
Diversified Income Plus	—	8.56	—
Partner Socially Responsible Bond	—	10.20	—
Income	971	9.55	9,271
Bond Index	—	10.66	—
Limited Maturity Bond	3,986	9.92	39,534
Mortgage Securities	148	10.20	1,512

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2008	Units	Unit Value	Net Assets
Money Market	1,827	1.11	2,026

			205,097
Death Claims — 2005
Aggressive Allocation	299	8.03	2,402
Moderately Aggressive Allocation	13,045	8.29	108,144
Moderate Allocation	37,013	8.73	323,162
Moderately Conservative Allocation	2,974	9.20	27,369
Technology	—	6.07	—
Partner Healthcare	—	8.90	—
Partner Natural Resources	-	5.69	-
Partner Emerging Markets	—	5.61	—
Real Estate Securities	986	7.21	7,115
Partner Utilities	—	7.00	—
Partner Small Cap Growth	448	7.06	3,164
Partner Small Cap Value	395	8.81	3,480
Small Cap Stock	432	7.65	3,307
Small Cap Index	—	7.91	—
Mid Cap Growth II	—	7.66	—
Mid Cap Growth	399	7.88	3,145
Partner Mid Cap Value	411	7.91	3,250
Mid Cap Stock	558	7.32	4,084
Mid Cap Index	—	7.76	—
Partner Worldwide Allocation	—	6.05	—
Partner International Stock	2,093	8.42	17,617
Partner Socially Responsible Stock	—	6.46	—
Partner All Cap Growth	—	5.31	—
Partner All Cap Value	—	5.54	—
Partner All Cap	614	8.26	5,074
Large Cap Growth II	1,817	7.34	13,339
Large Cap Growth	699	7.34	5,134
Partner Growth Stock	—	7.32	—
Large Cap Value	686	8.33	5,715
Large Cap Stock	2,268	7.58	17,195
Large Cap Index	53	7.73	406
Equity Income Plus	—	7.00	—
Balanced	79	8.70	689
High Yield	413	8.83	3,648
Diversified Income Plus	382	8.56	3,271
Partner Socially Responsible Bond	—	10.20	—
Income	—	9.55	—
Bond Index	188	10.66	1,999
Limited Maturity Bond	108	9.92	1,073
Mortgage Securities	—	10.20	—
Money Market	11,915	1.11	13,211

			576,993

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

The following tables show the historical performance of Accumulation Unit Values for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information.

For each Subaccount, there are multiple Accumulation Unit Values, depending upon the different risk charges assessed against the Contracts participating in that Subaccount. The tables include Accumulation Unit Values for each of the following possible death benefit combinations:

A - Basic Death Benefit (all Contracts)

B - Maximum Anniversary Death Benefit (Option 1)

C - Premium Accumulation Death Benefit (Option 2)

D - Earnings Addition Death Benefit (Option 3)

E - Options 1 and 2

F - Options 1 and 3

G - Options 2 and 3

H - Options 1, 2, and 3

I - Basic Death Benefit and RPA (applicable to certain subaccounts only)

J - Option 1 and RPA (applicable to certain subaccounts only)

K - GLWB Option (applicable to certain subaccounts only)

Series 2005 Contracts

Thrivent Aggressive Allocation Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.77	$13.69	$13.62	$13.68	$13.58	$13.64	$13.57	$13.53
Value at End of Period	$8.53	$8.47	$8.41	$8.45	$8.38	$8.42	$8.36	$8.33
Number outstanding at end of period (000 omitted)	5,807	8,752	72	45	408	157	1	765

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.75	$12.71	$12.67	$12.70	$12.65	$12.68	$12.64	$12.61
Value at End of Period	$13.77	$13.69	$13.62	$13.68	$13.58	$13.64	$13.57	$13.53
Number outstanding at end of period (000 omitted)	4,567	7,642	63	34	285	142	1	702

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.35	$11.33	$11.32	$11.33	$11.31	$11.32	$11.31	$11.30
Value at End of Period	$12.75	$12.71	$12.67	$12.70	$12.65	$12.68	$12.64	$12.61
Number outstanding at end of period (000 omitted)	2,938	4,779	59	22	211	63	—	414

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.35	$11.33	$11.32	$11.33	$11.31	$11.32	$11.31	$11.30
Number outstanding at end of period (000 omitted)	650	1,010	9	8	66	72	—	90

Thrivent Moderate Aggressive Allocation Subaccount

	2008
	A	B	C	D	E	F	G	H	I	J	K
Accumulation Unit:
Value at Beginning of Period	$13.22	$13.15	$13.08	$13.13	$13.04	$13.10	$13.03	$12.99	$13.03	$12.96	$9.79
Value at End of Period	$8.69	$8.63	$8.57	$8.61	$8.54	$8.58	$8.52	$8.49	$8.52	$8.46	$6.39
Number outstanding at end of period (000 omitted)	21,201	32,160	299	192	1,202	665	25	1,812	3,604	3,341	10,265

	2007
	A	B	C	D	E	F	G	H	I	J	K
Accumulation Unit:
Value at Beginning of Period	$12.42	$12.38	$12.34	$12.37	$12.32	$12.35	$12.31	$12.29	$12.31	$12.27	$10.00
Value at End of Period	$13.22	$13.69	$13.62	$13.68	$13.58	$13.64	$13.57	$13.53	$13.03	$12.96	$9.79
Number outstanding at end of period (000 omitted)	17,216	7,642	63	34	285	142	1	702	2,542	2,696	3,373

	2006
	A	B	C	D	E	F	G	H	I	J	K
Accumulation Unit:
Value at Beginning of Period	$11.12	$11.1	$11.09	$11.1	$11.08	$11.09	$11.08	$11.07	$11.08	$11.06
Value at End of Period	$12.42	$12.38	$12.34	$12.37	$12.32	$12.35	$12.31	$12.29	$12.31	$12.27
Number outstanding at end of period (000 omitted)	9,273	16,319	212	75	667	336	13	1,135	1,557	1,845

	2005
	A	B	C	D	E	F	G	H	I	J	K
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.12	$11.10	$11.09	$11.10	$11.08	$11.09	$11.08	$11.07	$11.08	$11.06
Number outstanding at end of period (000 omitted)	1,981	3,768	52	11	177	91	—	320	551	537

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

Thrivent Moderate Allocation Subaccount

	2008
	A	B	C	D	E	F	G	H	I	J	K
Accumulation Unit:
Value at Beginning of Period	$12.66	$12.60	$12.53	$12.58	$12.49	$12.55	$12.48	$12.45	$12.48	$12.41	$9.91
Value at End of Period	$9.04	$8.97	$8.90	$8.95	$8.87	$8.92	$8.86	$8.82	$8.86	$8.79	$7.03
Number outstanding at end of period (000 omitted)	24,402	34,755	363	245	1,930	758	36	2,067	7,794	6,934	16,169

	2007
	A	B	C	D	E	F	G	H	I	J	K
Accumulation Unit:
Value at Beginning of Period	$12.01	$11.97	$11.93	$11.96	$11.91	$11.94	$11.90	$11.88	$11.90	$11.86	$10.00
Value at End of Period	$12.66	$12.60	$12.53	$12.58	$12.49	$12.55	$12.48	$12.45	$12.48	$12.41	$9.91
Number outstanding at end of period (000 omitted)	19,911	28,626	372	239	1,738	696	22	1,921	5,338	5,498	4,319

	2006
	A	B	C	D	E	F	G	H	I	J	K
Accumulation Unit:
Value at Beginning of Period	$10.91	$10.89	$10.88	$10.89	$10.87	$10.88	$10.86	$10.86	$10.86	$10.85
Value at End of Period	$12.01	$11.97	$11.93	$11.96	$11.91	$11.94	$11.90	$11.88	$11.90	$11.86
Number outstanding at end of period (000 omitted)	10,767	16,285	235	122	1,118	473	15	1,267	2,932	3,513

	2005
	A	B	C	D	E	F	G	H	I	J	K
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$10.91	$10.89	$10.88	$10.89	$10.87	$10.88	$10.86	$10.86	$10.86	$10.85
Number outstanding at end of period (000 omitted)	2,674	4,551	75	39	248	74	5	544	1,016	1,328

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

Thrivent Moderately Conservative Allocation Subaccount

	2008
	A	B	C	D	E	F	G	H	I	J	K
Accumulation Unit:
Value at Beginning of Period	$12.01	$11.95	$11.88	$11.93	$11.85	$11.90	$11.84	$11.81	$11.84	$11.77	$9.98
Value at End of Period	$9.42	$9.35	$9.28	$9.33	$9.25	$9.30	$9.23	$9.20	$9.23	$9.16	$7.80
Number outstanding at end of period (000 omitted)	10,517	10,249	178	110	601	180	10	675	4,792	3,602	4,500

	2007
	A	B	C	D	E	F	G	H	I	J	K
Accumulation Unit:
Value at Beginning of Period	$11.52	$11.48	$11.44	$11.47	$11.42	$11.45	$11.41	$11.39	$11.41	$11.37	$10.00
Value at End of Period	$12.01	$11.95	$11.88	$11.93	$11.85	$11.90	$11.84	$11.81	$11.84	$11.77	$9.98
Number outstanding at end of period (000 omitted)	8,508	8,134	150	90	416	137	7	528	3,479	3,035	1,433

	2006
	A	B	C	D	E	F	G	H	I	J
Accumulation Unit:
Value at Beginning of Period	$10.65	$10.63	$10.62	$10.63	$10.61	$10.62	$10.61	$10.60	$10.61	$10.6
Value at End of Period	$11.52	$11.48	$11.44	$11.47	$11.42	$11.45	$11.41	$11.39	$11.41	$11.37
Number outstanding at end of period (000 omitted)	4,260	4,653	110	45	224	78	4	456	2,280	2,289

	2005
	A	B	C	D	E	F	G	H	I	J
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$10.65	$10.63	$10.62	$10.63	$10.61	$10.62	$10.61	$10.60	$10.61	$10.60
Number outstanding at end of period (000 omitted)	1,321	1,610	18	28	81	38	—	289	1201	1252

Thrivent Technology Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.12	$13.05	$12.98	$13.03	$12.94	$12.99	$12.92	$12.89
Value at End of Period	$6.69	$6.64	$6.60	$6.63	$6.57	$6.61	$6.56	$6.54
Number outstanding at end of period (000 omitted)	177	198	1	—	10	5	—	11

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.96	$11.92	$11.88	$11.91	$11.86	$11.89	$11.85	$11.83
Value at End of Period	$13.12	$13.05	$12.98	$13.03	$12.94	$12.99	$12.92	$12.89
Number outstanding at end of period (000 omitted)	162	199	2	6	14	6	—	10

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.73	$11.71	$11.69	$11.71	$11.69	$11.7	$11.68	$11.67
Value at End of Period	$11.96	$11.92	$11.88	$11.91	$11.86	$11.89	$11.85	$11.83
Number outstanding at end of period (000 omitted)	95	118	1	2	10	3	—	7

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.73	$11.71	$11.69	$11.71	$11.69	$11.70	$11.68	$11.67
Number outstanding at end of period (000 omitted)	39	47	—	—	3	—	—	5

Thrivent Partner Healthcare

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$8.88	$8.87	$8.85	$8.86	$8.85	$8.86	$8.84	$8.84
Number outstanding at end of period (000 omitted)	113,690	137,783	1,490	914	4,814	4,012	—	3,166

Thrivent Partner Natural Resources Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$5.68	$5.68	$5.67	$5.67	$5.66	$5.67	$5.66	$5.66
Number outstanding at end of period (000 omitted)	173	160	3	3	4	7	—	1

Thrivent Partner Emerging Markets Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$5.59	$5.59	$5.58	$5.58	$5.58	$5.58	$5.57	$5.57
Number outstanding at end of period (000 omitted)	64	48	—	1	—	1	—	4

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

Thrivent Real Estate Securities Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.52	$12.45	$12.39	$12.44	$12.35	$12.40	$12.34	$12.31
Value at End of Period	$7.76	$7.70	$7.65	$7.69	$7.62	$7.66	$7.60	$7.58
Number outstanding at end of period (000 omitted)	501,048	757,815	9,744	9,156	55,807	21,447	1,946	76,381

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$15.24	$15.19	$15.14	$15.18	$15.11	$15.15	$15.10	$15.08
Value at End of Period	$12.52	$12.45	$12.39	$12.44	$12.35	$12.40	$12.34	$12.31
Number outstanding at end of period (000 omitted)	488,422	789,781	9,998	7,779	74,248	20,369	2,410	75,002

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.50	$11.48	$11.47	$11.48	$11.46	$11.47	$11.46	$11.45
Value at End of Period	$15.24	$15.19	$15.14	$15.18	$15.11	$15.15	$15.1	$15.08
Number outstanding at end of period (000 omitted)	475	717	11	4	65	26	2	71

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.50	$11.48	$11.47	$11.48	$11.46	$11.47	$11.46	$11.45
Number outstanding at end of period (000 omitted)	233	341	4	1	28	5	2	42

Thrivent Partner Utilities Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$6.98	$6.97	$6.97	$6.97	$6.96	$6.97	$6.96	$6.95
Number outstanding at end of period (000 omitted)	88	97	2	2	7	4	—	5

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

Thrivent Partner Small Cap Growth Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.12	$14.04	$13.97	$14.02	$13.93	$13.99	$13.91	$13.87
Value at End of Period	$7.91	$7.86	$7.80	$7.84	$7.77	$7.81	$7.76	$7.73
Number outstanding at end of period (000 omitted)	206	168	1	6	18	8	—	5

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.17	$13.13	$13.09	$13.12	$13.06	$13.10	$13.05	$13.03
Value at End of Period	$14.12	$14.04	$13.97	$14.02	$13.93	$13.99	$13.91	$13.87
Number outstanding at end of period (000 omitted)	200	163	3	6	8	8	—	7

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.85	$11.83	$11.82	$11.83	$11.81	$11.82	$11.8	$11.8
Value at End of Period	$13.17	$13.13	$13.09	$13.12	$13.06	$13.1	$13.05	$13.03
Number outstanding at end of period (000 omitted)	129	92	2	—	4	5	—	6

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.85	$11.83	$11.82	$11.83	$11.81	$11.82	$11.80	$11.80
Number outstanding at end of period (000 omitted)	65	42	—	—	1	3	—	4

Thrivent Partner Small Cap Value Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.34	$13.27	$13.20	$13.25	$13.16	$13.22	$13.15	$13.11
Value at End of Period	$9.61	$9.54	$9.47	$9.52	$9.44	$9.49	$9.42	$9.38
Number outstanding at end of period (000 omitted)	385	417	5	22	34	42	—	22

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.65	$13.60	$13.56	$13.59	$13.54	$13.57	$13.53	$13.50
Value at End of Period	$13.34	$13.27	$13.20	$13.25	$13.16	$13.22	$13.15	$13.11
Number outstanding at end of period (000 omitted)	324	414	4	5	53	21	—	26

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.38	$11.36	$11.35	$11.36	$11.34	$11.35	$11.33	$11.33
Value at End of Period	$13.65	$13.60	$13.56	$13.59	$13.54	$13.57	$13.53	$13.50
Number outstanding at end of period (000 omitted)	227	300	5	20	18	31	—	14

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10	$10	$10	$10	$10	$10	$10	$10
Value at End of Period	$11.38	$11.36	$11.35	$11.36	$11.34	$11.35	$11.3	$11.33
Number outstanding at end of period (000 omitted)	81	133	—	1	8	1	1	5

Thrivent Small Cap Stock Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.53	$13.46	$13.39	$13.44	$13.35	$13.41	$13.33	$13.30
Value at End of Period	$8.35	$8.29	$8.23	$8.27	$8.20	$8.24	$8.18	$8.15
Number outstanding at end of period (000 omitted)	433	739	11	6	43	25	1	56

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.91	$12.87	$12.83	$12.86	$12.80	$12.84	$12.79	$12.77
Value at End of Period	$13.53	$13.46	$13.39	$13.44	$13.35	$13.41	$13.33	$13.30
Number outstanding at end of period (000 omitted)	468	764	10	8	62	32	—	55

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.59	$11.57	$11.56	$11.57	$11.55	$11.56	$11.55	$11.54
Value at End of Period	$12.91	$12.87	$12.83	$12.86	$12.8	$12.84	$12.79	$12.77
Number outstanding at end of period (000 omitted)	413	648	8	13	66	25.1		46

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.59	$11.57	$11.56	$11.57	$11.55	$11.56	$11.55	$11.54
Number outstanding at end of period (000 omitted)	150	258	2	2	26	7.1		17

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

Thrivent Small Cap Index Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.83	$12.76	$12.69	$12.74	$12.66	$12.71	$12.64	$12.60
Value at End of Period	$8.73	$8.67	$8.60	$8.65	$8.57	$8.62	$8.56	$8.52
Number outstanding at end of period (000 omitted)	391	413	2	1	11	5	2	19

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.05	$13.01	$12.97	$13.00	$12.95	$12.98	$12.93	$12.91
Value at End of Period	$12.83	$12.76	$12.69	$12.74	$12.66	$12.71	$12.64	$12.60
Number outstanding at end of period (000 omitted)	378	419	7	1	16	5	3	23

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.52	$11.51	$11.49	$11.5	$11.48	$11.49	$11.48	$11.47
Value at End of Period	$13.05	$13.01	$12.97	$13	$12.95	$12.98	$12.93	$12.91
Number outstanding at end of period (000 omitted)	291	345	6.4		15	5	1	17

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.52	$11.51	$11.49	$11.50	$11.48	$11.49	$11.48	$11.47
Number outstanding at end of period (000 omitted)	145	179	4.2		9	2.4		14

Thrivent Mid Cap Growth II Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$15.06	$14.98	$14.90	$14.96	$14.86	$14.92	$14.84	$14.80
Value at End of Period	$8.52	$8.46	$8.40	$8.44	$8.37	$8.41	$8.35	$8.32
$Number outstanding at end of period (000 omitted)	16	44	—	6	4	3	—	8

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.73	$12.69	$12.65	$12.68	$12.63	$12.66	$12.62	$12.59
Value at End of Period	$15.06	$14.98	$14.90	$14.96	$14.86	$14.92	$14.84	$14.80
Number outstanding at end of period (000 omitted)	29	33	—	6	1	10	—	6

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.87	$11.85	$11.84	$11.85	$11.83	$11.84	$11.83	$11.82
Value at End of Period	$12.73	$12.69	$12.65	$12.68	$12.63	$12.66	$12.62	$12.59
Number outstanding at end of period (000 omitted)	16	16	—	.1	.1	1	—	4

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.87	$11.85	$11.84	$11.85	$11.83	$11.84	$11.83	$11.82
Number outstanding at end of period (000 omitted)	6	15	—	.1	.2	.1	—	3

Thrivent Mid Cap Growth Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$15.09	$15.01	$14.93	$14.99	$14.89	$14.95	$14.87	$14.83
Value at End of Period	$8.78	$8.71	$8.65	$8.70	$8.62	$8.66	$8.60	$8.57
Number outstanding at end of period (000 omitted)	321	365	2	6	35	23	—	54

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.75	$12.70	$12.66	$12.69	$12.64	$12.67	$12.63	$12.61
Value at End of Period	$15.09	$15.01	$14.93	$14.99	$14.89	$14.95	$14.87	$14.83
Number outstanding at end of period (000 omitted)	346	406	1	18	19	45	—	45

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.88	$11.86	$11.85	$11.86	$11.84	$11.85	$11.84	$11.83
Value at End of Period	$12.75	$12.7	$12.66	$12.69	$12.64	$12.67	$12.63	$12.61
Number outstanding at end of period (000 omitted)	182	255.4		8	13	17.5		28

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.88	$11.86	$11.85	$11.86	$11.84	$11.85	$11.84	$11.83
Number outstanding at end of period (000 omitted)	102	88	0.4		9	4	1	12

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

Thrivent Partner Mid Cap Value Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.33	$13.26	$13.19	$13.24	$13.15	$13.20	$13.13	$13.10
Value at End of Period	$8.55	$8.49	$8.42	$8.47	$8.39	$8.44	$8.38	$8.35
Number outstanding at end of period (000 omitted)	192	266	2	1	14	6	—	46

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.08	$13.04	$13.00	$13.03	$12.97	$13.01	$12.96	$12.94
Value at End of Period	$13.33	$13.26	$13.19	$13.24	$13.15	$13.20	$13.13	$13.10
Number outstanding at end of period (000 omitted)	145	274	3	1	14	5	—	38

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.45	$11.43	$11.42	$11.43	$11.41	$11.42	$11.41	$11.4
Value at End of Period	$13.08	$13.04	$13	$13.03	$12.97	$13.01	$12.96	$12.94
Number outstanding at end of period (000 omitted)	71	165	4	—	12	4	—	22

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.45	$11.43	$11.42	$11.43	$11.41	$11.42	$11.41	$11.40
Number outstanding at end of period (000 omitted)	26	64	—	—	2	1	—	2

Thrivent Mid Cap Stock Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.03	$13.96	$13.89	$13.94	$13.85	$13.90	$13.83	$13.79
Value at End of Period	$8.21	$8.15	$8.09	$8.14	$8.06	$8.11	$8.05	$8.02
Number outstanding at end of period (000 omitted)	658	854	10	7	66	25	1	81

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.45	$13.40	$13.36	$13.39	$13.33	$13.37	$13.32	$13.30
Value at End of Period	$14.03	$13.96	$13.89	$13.94	$13.85	$13.90	$13.83	$13.79
Number outstanding at end of period (000 omitted)	679	937	11	11	101	35	—	69

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12	$11.99	$11.97	$11.98	$11.96	$11.98	$11.96	$11.95
Value at End of Period	$13.45	$13.4	$13.36	$13.39	$13.33	$13.37	$13.32	$13.3
Number outstanding at end of period (000 omitted)	517	775	8	19	76	32.2		55

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$12.00	$11.99	$11.97	$11.98	$11.96	$11.98	$11.96	$11.95
Number outstanding at end of period (000 omitted)	194	307	3	13	21	7	—	21

Thrivent Mid Cap Index Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.42	$13.35	$13.28	$13.34	$13.25	$13.30	$13.23	$13.19
Value at End of Period	$8.45	$8.38	$8.32	$8.37	$8.29	$8.34	$8.28	$8.25
Number outstanding at end of period (000 omitted)	334	362	5	1	18	7	2	47

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.63	$12.59	$12.55	$12.58	$12.53	$12.56	$12.52	$12.50
Value at End of Period	$13.42	$13.35	$13.28	$13.34	$13.25	$13.30	$13.23	$13.19
Number outstanding at end of period (000 omitted)	321	391	11	1	24	7	2	43

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.65	$11.63	$11.62	$11.63	$11.61	$11.62	$11.60	$11.60
Value at End of Period	$12.63	$12.59	$12.55	$12.58	$12.53	$12.56	$12.52	$12.50
Number outstanding at end of period (000 omitted)	252	344	11	—	25	6	1	21

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.65	$11.63	$11.62	$11.63	$11.61	$11.62	$11.60	$11.60
Number outstanding at end of period (000 omitted)	113	201	7	—	14	4	—	12

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

Thrivent Partner Worldwide Allocation Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$6.04	$6.03	$6.02	$6.03	$6.02	$6.03	$6.02	$6.01
Number outstanding at end of period (000 omitted)	277	286	—	—	13	3	—	23

Thrivent Partner International Stock Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$15.30	$15.22	$15.14	$15.20	$15.10	$15.16	$15.08	$15.04
Value at End of Period	$8.90	$8.83	$8.77	$8.82	$8.74	$8.79	$8.72	$8.69
Number outstanding at end of period (000 omitted)	1,629	1,939	31	16	109	67	2	149

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.01	$13.97	$13.92	$13.96	$13.90	$13.93	$13.89	$13.86
Value at End of Period	$15.30	$15.22	$15.14	$15.20	$15.10	$15.16	$15.08	$15.04
Number outstanding at end of period (000 omitted)	1,804	2,252	33	20	136	84	3	149

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.68	$11.66	$11.65	$11.66	$11.64	$11.65	$11.63	$11.63
Value at End of Period	$14.01	$13.97	$13.92	$13.96	$13.90	$13.93	$13.89	$13.86
Number outstanding at end of period (000 omitted)	1,319	1,734	28	21	84	55	1	87

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.68	$11.66	$11.65	$11.66	$11.64	$11.65	$11.63	$11.63
Number outstanding at end of period (000 omitted)	626	884	12	3	35	18	1	36

Thrivent Partner Socially Responsible Stock Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$6.45	$6.44	$6.43	$6.44	$6.43	$6.43	$6.42	$6.42
Number outstanding at end of period (000 omitted)	40	27	—	—	—	—	—	—

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

Thrivent Partner All Cap Growth Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$5.30	$5.29	$5.28	$5.29	$5.28	$5.29	$5.28	$5.28
Number outstanding at end of period (000 omitted)	28	33	1	—	5	3	—	8

Thrivent Partner All Cap Value Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$5.53	$5.52	$5.52	$5.52	$5.51	$5.52	$5.51	$5.51
Number outstanding at end of period (000 omitted)	25	91	—	—	2	—	—	2

Thrivent Partner All Cap Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$16.27	$16.19	$16.10	$16.17	$16.06	$16.12	$16.04	$15.99
Value at End of Period	$9.18	$9.11	$9.04	$9.09	$9.01	$9.06	$8.99	$8.96
Number outstanding at end of period (000 omitted)	406	456	4	13	54	13	—	58

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.69	$13.65	$13.60	$13.63	$13.58	$13.61	$13.57	$13.54
Value at End of Period	$16.27	$16.19	$16.10	$16.17	$16.06	$16.12	$16.04	$15.99
Number outstanding at end of period (000 omitted)	393	401	8	19	54	17	—	49

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.01	$11.99	$11.97	$11.99	$11.97	$11.98	$11.96	$11.95
Value at End of Period	$13.69	$13.65	$13.60	$13.63	$13.58	$13.61	$13.57	$13.54
Number outstanding at end of period (000 omitted)	233	244	8	5	40	8	—	29

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$12.01	$11.99	$11.97	$11.99	$11.97	$11.98	$11.96	$11.95
Number outstanding at end of period (000 omitted)	6,989	80	0.242	2	13	2	—	4

Thrivent Large Cap Growth II Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.80	$13.72	$13.65	$13.71	$13.62	$13.67	$13.60	$13.56
Value at End of Period	$7.91	$7.86	$7.80	$7.84	$7.77	$7.81	$7.76	$7.73
Number outstanding at end of period (000 omitted)	52	60	—	1	2	1	—	7

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.00	$11.96	$11.92	$11.95	$11.90	$11.93	$11.89	$11.87
Value at End of Period	$13.80	$13.72	$13.65	$13.71	$13.62	$13.67	$13.60	$13.56
Number outstanding at end of period (000 omitted)	62	57	—	1	3	1	—	8

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.38	$11.36	$11.35	$11.36	$11.34	$11.35	$11.33	$11.33
Value at End of Period	$12.00	$11.96	$11.92	$11.95	$11.90	$11.93	$11.89	$11.87
Number outstanding at end of period (000 omitted)	31	39	1	—	3	—	—	4

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.38	$11.36	$11.35	$11.36	$11.34	$11.35	$11.33	$11.33
Number outstanding at end of period (000 omitted)	16	15	—	—	.4	—	—	2

Thrivent Large Cap Growth Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.82	$13.75	$13.67	$13.73	$13.64	$13.69	$13.62	$13.58
Value at End of Period	$7.92	$7.86	$7.80	$7.84	$7.77	$7.81	$7.76	$7.73
Number outstanding at end of period (000 omitted)	1,261	1,476	27	4	101	44	1	108

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.99	$11.95	$11.91	$11.94	$11.89	$11.92	$11.88	$11.86
Value at End of Period	$13.82	$13.75	$13.67	$13.73	$13.64	$13.69	$13.62	$13.58
Number outstanding at end of period (000 omitted)	1,279	1,582	21	10	83	64	1	82

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.37	$11.36	$11.34	$11.35	$11.33	$11.35	$11.33	$11.32
Value at End of Period	$11.99	$11.95	$11.91	$11.94	$11.89	$11.92	$11.88	$11.86
Number outstanding at end of period (000 omitted)	930	1,291	13	6	70	38	1	57

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.37	$11.36	$11.34	$11.35	$11.33	$11.35	$11.33	$11.32
Number outstanding at end of period (000 omitted)	447	639	7	1	28	18	—	35

Thrivent Partner Growth Stock Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.60	$13.53	$13.45	$13.51	$13.42	$13.47	$13.40	$13.37
Value at End of Period	$7.77	$7.71	$7.66	$7.70	$7.63	$7.67	$7.62	$7.59
Number outstanding at end of period (000 omitted)	337	363	3	5	8	17	—	33

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.60	$12.56	$12.52	$12.55	$12.50	$12.53	$12.49	$12.47
Value at End of Period	$13.60	$13.53	$13.45	$13.51	$13.42	$13.47	$13.40	$13.37
Number outstanding at end of period (000 omitted)	362	392	2	4	7	20	—	38

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.28	$11.26	$11.25	$11.26	$11.24	$11.25	$11.23	$11.23
Value at End of Period	$12.60	$12.56	$12.52	$12.55	$12.5	$12.53	$12.49	$12.47
Number outstanding at end of period (000 omitted)	194	245	1	6	6	12	—	21

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.28	$11.26	$11.25	$11.26	$11.24	$11.25	$11.23	$11.23
Number outstanding at end of period (000 omitted)	90	108.2		.1	3	6	1	7

Thrivent Large Cap Value Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.13	$13.06	$12.99	$13.04	$12.95	$13.01	$12.94	$12.90
Value at End of Period	$8.51	$8.45	$8.39	$8.44	$8.36	$8.41	$8.34	$8.31
Number outstanding at end of period (000 omitted)	1,291	1,569	18	27	65	66	1	118

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.70	$12.66	$12.61	$12.65	$12.59	$12.63	$12.58	$12.56
Value at End of Period	$13.13	$13.06	$12.99	$13.04	$12.95	$13.01	$12.94	$12.90
Number outstanding at end of period (000 omitted)	1,280	1,653	19	12	95	53	2	107

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.83	$10.87	$10.8	$10.81	$10.79	$10.81	$10.79	$10.78
Value at End of Period	$12.7	$12.66	$12.61	$12.65	$12.59	$12.63	$12.58	$12.56
Number outstanding at end of period (000 omitted)	980	1,277	13	52	48	52	1	69

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$10.83	$10.82	$10.80	$10.81	$10.79	$10.81	$10.79	$10.78
Number outstanding at end of period (000 omitted)	394	553	4	7	22	11	2	30

Thrivent Large Cap Stock Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.79	$12.72	$12.65	$12.70	$12.62	$12.67	$12.60	$12.57
Value at End of Period	$7.87	$7.81	$7.75	$7.80	$7.73	$7.77	$7.71	$7.68
Number outstanding at end of period (000 omitted)	704	1,150	25	1	50	32	1	103

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.04	$12.00	$11.96	$11.99	$11.94	$11.97	$11.93	$11.91
Value at End of Period	$12.79	$12.72	$12.65	$12.70	$12.62	$12.67	$12.60	$12.57
Number outstanding at end of period (000 omitted)	759	1,200	22	16	59	58	1	96

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.89	$10.87	$10.86	$10.87	$10.85	$10.86	$10.85	$10.84
Value at End of Period	$12.04	$12	$11.96	$11.99	$11.94	$11.97	$11.93	$11.91
Number outstanding at end of period (000 omitted)	633	1,041	15	7	70	37.3		78

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$10.89	$10.87	$10.86	$10.87	$10.85	$10.86	$10.85	$10.84
Number outstanding at end of period (000 omitted)	325	561	8	2	40	17	—	36

Thrivent Large Cap Index Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.80	$12.73	$12.66	$12.71	$12.63	$12.68	$12.61	$12.58
Value at End of Period	$7.95	$7.89	$7.83	$7.88	$7.80	$7.85	$7.79	$7.76
Number outstanding at end of period (000 omitted)	829	822	14	7	32	11	1	22

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.32	$12.28	$12.24	$12.27	$12.22	$12.25	$12.21	$12.19
Value at End of Period	$12.80	$12.73	$12.66	$12.71	$12.63	$12.68	$12.61	$12.58
Number outstanding at end of period (000 omitted)	856	902	20	6	44	14	2	25

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.82	$10.80	$10.79	$10.80	$10.78	$10.79	$10.78	$10.77
Value at End of Period	$12.32	$12.28	$12.24	$12.27	$12.22	$12.25	$12.21	$12.19
Number outstanding at end of period (000 omitted)	628	720	20	5	42	10	1	18

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$10.82	$10.80	$10.79	$10.80	$10.78	$10.79	$10.78	$10.77
Number outstanding at end of period (000 omitted)	331	374	12.2		30	10	—	13

Thrivent Equity Income Plus Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$6.98	$6.97	$6.96	$6.97	$6.96	$6.97	$6.96	$6.95
Number outstanding at end of period (000 omitted)	11	42	—	—	3	—	—	3

Thrivent Balanced Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.08	$12.01	$11.95	$12.00	$11.92	$11.97	$11.90	$11.87
Value at End of Period	$8.82	$8.75	$8.69	$8.74	$8.66	$8.71	$8.64	$8.61
Number outstanding at end of period (000 omitted)	297	329	22	2	20	15	—	41

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.60	$11.56	$11.52	$11.55	$11.50	$11.53	$11.49	$11.47
Value at End of Period	$12.08	$12.01	$11.95	$12.00	$11.92	$11.97	$11.90	$11.87
Number outstanding at end of period (000 omitted)	310	410	21	5	22	15	—	30

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.54	$10.53	$10.51	$10.52	$10.50	$10.52	$10.50	$10.49
Value at End of Period	$11.60	$11.56	$11.52	$11.55	$11.50	$11.53	$11.49	$11.47
Number outstanding at end of period (000 omitted)	220	307	4	4	23	13	—	22

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$10.54	$10.53	$10.51	$10.52	$10.50	$10.52	$10.50	$10.49
Number outstanding at end of period (000 omitted)	93	191.9		4	15	2	—	12

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

Thrivent High Yield Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.61	$11.55	$11.49	$11.54	$11.46	$11.51	$11.45	$11.41
Value at End of Period	$9.05	$8.99	$8.92	$8.97	$8.89	$8.94	$8.87	$8.84
Number outstanding at end of period (000 omitted)	596	773	13	4	34	27	1	27

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.45	$11.41	$11.37	$11.40	$11.35	$11.38	$11.34	$11.32
Value at End of Period	$11.61	$11.55	$11.49	$11.54	$11.46	$11.51	$11.45	$11.41
Number outstanding at end of period (000 omitted)	601	825	11	6	42	29	2	29

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.51	$10.50	$10.48	$10.49	$10.47	$10.48	$10.47	$10.46
Value at End of Period	$11.45	$11.41	$11.37	$11.40	$11.35	$11.38	$11.34	$11.32
Number outstanding at end of period (000 omitted)	469	668	9	5	40	23	3	22

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$10.51	$10.50	$10.48	$10.49	$10.47	$10.48	$10.47	$10.46
Number outstanding at end of period (000 omitted)	157	238	3.5		12	10.6		13

Thrivent Diversified Income Plus Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.57	$11.51	$11.45	$11.49	$11.42	$11.46	$11.40	$11.37
Value at End of Period	$8.77	$8.71	$8.64	$8.69	$8.61	$8.66	$8.59	$8.56
Number outstanding at end of period (000 omitted)	717	745	14	10	38	10	1	37

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.83	$11.79	$11.75	$11.78	$11.73	$11.76	$11.72	$11.70
Value at End of Period	$11.57	$11.51	$11.45	$11.49	$11.42	$11.46	$11.40	$11.37
Number outstanding at end of period (000 omitted)	836	880	15	10	32	11	2	41

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.49	$10.48	$10.46	$10.47	$10.46	$10.47	$10.45	$10.44
Value at End of Period	$11.83	$11.79	$11.75	$11.78	$11.73	$11.76	$11.72	$11.7
Number outstanding at end of period (000 omitted)	278	299	14.5		16	3	2	12

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$10.49	$10.48	$10.46	$10.47	$10.46	$10.47	$10.45	$10.44
Number outstanding at end of period (000 omitted)	36	44	—	—	2	—	—	—

Thrivent Partner Socially Responsible Bond Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of Period	$10.18	$10.17	$10.16	$10.17	$10.15	$10.16	$10.14	$10.14
Number of accum units outstanding at end of period	38	25	—	—	2	27	—	3

Thrivent Income Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.77	$10.72	$10.66	$10.70	$10.63	$10.67	$10.62	$10.59
Value at End of Period	$9.49	$9.42	$9.35	$9.40	$9.31	$9.37	$9.30	$9.26
Number outstanding at end of period (000 omitted)	1,087	1,266	26	20	52	68	1	55

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.51	$10.48	$10.44	$10.47	$10.42	$10.45	$10.42	$10.40
Value at End of Period	$10.77	$10.72	$10.66	$10.70	$10.63	$10.67	$10.62	$10.59
Number outstanding at end of period (000 omitted)	1,104	1,313	27	24	59	67	1	54

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.10	$10.08	$10.07	$10.08	$10.06	$10.07	$10.06	$10.05
Value at End of Period	$10.51	$10.48	$10.44	$10.47	$10.42	$10.45	$10.42	$10.4
Number outstanding at end of period (000 omitted)	686	962	13	22	47	38	2	46

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$10.10	$10.08	$10.07	$10.08	$10.06	$10.07	$10.06	$10.05
Number outstanding at end of period (000 omitted)	317	464	5	6	33	19	—	21

Thrivent Bond Index Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.78	$10.72	$10.67	$10.71	$10.64	$10.68	$10.62	$10.60
Value at End of Period	$10.56	$10.48	$10.40	$10.46	$10.37	$10.42	$10.35	$10.31
Number outstanding at end of period (000 omitted)	738	819	14	26	38	28	—	58

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.33	$10.30	$10.26	$10.29	$10.24	$10.27	$10.24	$10.22
Value at End of Period	$10.78	$10.72	$10.67	$10.71	$10.64	$10.68	$10.62	$10.60
Number outstanding at end of period (000 omitted)	664	779	13	12	60	26	1	48

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.05	$10.04	$10.03	$10.04	$10.02	$10.03	$10.02	$10.01
Value at End of Period	$10.33	$10.30	$10.26	$10.29	$10.24	$10.27	$10.24	$10.22
Number outstanding at end of period (000 omitted)	488	630	13	11	24	22	1	33

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$10.05	$10.04	$10.03	$10.04	$10.02	$10.03	$10.02	$10.01
Number outstanding at end of period (000 omitted)	226	299	8	—	17	7	2	17

Thrivent Limited Maturity Bond Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.69	$10.63	$10.58	$10.62	$10.55	$10.59	$10.54	$10.51
Value at End of Period	$9.88	$9.80	$9.73	$9.79	$9.70	$9.75	$9.68	$9.64
Number outstanding at end of period (000 omitted)	942	1,234	32	14	43	25	1	63

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.41	$10.37	$10.34	$10.37	$10.32	$10.35	$10.31	$10.30
Value at End of Period	$10.69	$10.63	$10.58	$10.62	$10.55	$10.59	$10.54	$10.51
Number outstanding at end of period (000 omitted)	985	1,292	31	5	43	29	1	49

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.08	$10.07	$10.05	$10.06	$10.05	$10.06	$10.04	$10.04
Value at End of Period	$10.41	$10.37	$10.34	$10.37	$10.32	$10.35	$10.31	$10.3
Number outstanding at end of period (000 omitted)	771	1,030	15	5	35	24.6		37

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$10.08	$10.07	$10.05	$10.06	$10.05	$10.06	$10.04	$10.04
Number outstanding at end of period (000 omitted)	361	523	6.3		18	16	—	17

Thrivent Mortgage Securities Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.78	$10.72	$10.67	$10.71	$10.64	$10.68	$10.62	$10.60
Value at End of Period	$10.12	$10.04	$9.97	$10.03	$9.93	$9.99	$9.92	$9.88
Number outstanding at end of period (000 omitted)	168	157	3	—	11	8	—	8

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.39	$10.35	$10.32	$10.34	$10.30	$10.33	$10.29	$10.27
Value at End of Period	$10.78	$10.72	$10.67	$10.71	$10.64	$10.68	$10.62	$10.60
Number outstanding at end of period (000 omitted)	189	199	4	—	14	9	1	7

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.04	$10.03	$10.02	$10.03	$10.01	$10.02	$10.01	$10.00
Value at End of Period	$10.39	$10.35	$10.32	$10.34	$10.30	$10.33	$10.29	$10.27
Number outstanding at end of period (000 omitted)	141	195	2	2	14	6	2	6

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$10.04	$10.03	$10.02	$10.03	$10.01	$10.02	$10.01	$10.00
Number outstanding at end of period (000 omitted)	72	119	1	—	8	4	—	6

Thrivent Money Market Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$1.09	$1.08	$1.08	$1.08	$1.07	$1.08	$1.07	$1.07
Value at End of Period	$1.11	$1.10	$1.09	$1.10	$1.09	$1.09	$1.09	$1.08
Number outstanding at end of period (000 omitted)	38,851	51,403	580	254	2,913	892	37	2,264

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$1.05	$1.05	$1.04	$1.04	$1.04	$1.04	$1.04	$1.04
Value at End of Period	$1.09	$1.08	$1.08	$1.08	$1.07	$1.08	$1.07	$1.07
Number outstanding at end of period (000 omitted)	22,128	27,502	344	85	1,009	887	5	1,376

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01
Value at End of Period	$1.05	$1.05	$1.04	$1.04	$1.04	$1.04	$1.04	$1.04
Number outstanding at end of period (000 omitted)	9,642	13,462	168	76	1,086	1,175	—	317

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Value at End of Period	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01
Number outstanding at end of period (000 omitted)	2,665	4,479	18	70	298	46	55	55
Series 2002 Contracts Thrivent Aggressive Allocation Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.82	$13.79	$13.73	$13.75	$13.71	$13.73	$13.68	$13.66
Value at End of Period	$8.58	$8.55	$8.50	$8.52	$8.49	$8.50	$8.45	$8.44
Number outstanding at end of period (000 omitted)	1,843	4,616	49	36	431	144	5	971

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.78	$12.76	$12.73	$12.74	$12.72	$12.73	$12.70	$12.69
Value at End of Period	$13.82	$13.79	$13.73	$13.75	$13.71	$13.73	$13.68	$13.66
Number outstanding at end of period (000 omitted)	1,608	3,795	43	32	357	75	5	897

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.36	$11.35	$11.34	$11.35	$11.34	$11.34	$11.33	$11.33
Value at End of Period	$12.78	$12.76	$12.73	$12.74	$12.72	$12.73	$12.7	$12.69
Number outstanding at end of period (000 omitted)	1,151	2,830	27	20	325	54	5	539

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.36	$11.35	$11.34	$11.35	$11.34	$11.34	$11.33	$11.33
Number outstanding at end of period (000 omitted)	229	713	7	6	75	18	1	136

Thrivent Moderately Aggressive Allocation Subaccount

	2008
	A	B	C	D	E	F	G	H	I	J
Accumulation Unit:
Value at Beginning of Period	$13.27	$13.24	$13.18	$13.20	$13.17	$13.18	$13.13	$13.11	$13.08	$13.04
Value at End of Period	$8.74	$8.71	$8.66	$8.68	$8.65	$8.66	$8.61	$8.60	$8.57	$8.54
Number outstanding at end of period (000 omitted)	5,725	14,857	295	64	1,734	480	38	2,727	236	470

	2007
	A	B	C	D	E	F	G	H	I	J
Accumulation Unit:
Value at Beginning of Period	$12.45	$12.43	$12.40	$12.41	$12.39	$12.40	$12.37	$12.36	$12.34	$12.32
Value at End of Period	$13.27	$13.24	$13.18	$13.20	$13.17	$13.18	$13.13	$13.11	$13.08	$13.04
Number outstanding at end of period (000 omitted)	5,095	13,419	296	67	1,696	474	24	2,491	180	409

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2006
	A	B	C	D	E	F	G	H	I	J
Accumulation Unit:
Value at Beginning of Period	$11.13	$11.12	$11.11	$11.11	$11.11	$11.11	$11.10	$11.10	$11.09	$11.08
Value at End of Period	$12.45	$12.43	$12.40	$12.41	$12.39	$12.40	$12.37	$12.36	$12.34	$12.32
Number outstanding at end of period (000 omitted)	3,711	9,301	224	65	1,098	318	21	1,737	157	277

	2005
	A	B	C	D	E	F	G	H	I	J
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.13	$11.12	$11.11	$11.11	$11.11	$11.11	$11.10	$11.10	$11.09	$11.08
Number outstanding at end of period (000 omitted)	870	2,514	78	34	268	126	10	367	71	118

Thrivent Moderate Allocation Subaccount

	2008
	A	B	C	D	E	F	G	H	I	J
Accumulation Unit:
Value at Beginning of Period	$12.71	$12.68	$12.63	$12.65	$12.61	$12.63	$12.58	$12.56	$12.53	$12.49
Value at End of Period	$9.09	$9.05	$9.00	$9.02	$8.99	$9.00	$8.95	$8.94	$8.90	$8.87
Number outstanding at end of period (000 omitted)	7,470	16,387	449	195	1,831	594	109	2,675	660	1,037

	2007
	A	B	C	D	E	F	G	H	I	J
Accumulation Unit:
Value at Beginning of Period	$12.04	$12.02	$11.99	$12.00	$11.98	$11.99	$11.96	$11.95	$11.93	$11.91
Value at End of Period	$12.71	$12.68	$12.63	$12.65	$12.61	$12.63	$12.58	$12.56	$12.53	$12.49
Number outstanding at end of period (000 omitted)	6,412	14,487	398	204	1,891	645	116	2,607	607	898

	2006
	A	B	C	D	E	F	G	H	I	J
Accumulation Unit:
Value at Beginning of Period	$10.92	$10.91	$10.90	$10.90	$10.89	$10.90	$10.89	$10.88	$10.88	$10.87
Value at End of Period	$12.04	$12.02	$11.99	$12.00	$11.98	$11.99	$11.96	$11.95	$11.93	$11.91
Number outstanding at end of period (000 omitted)	4,217	9,125	209	142	1,185	346	100	1,871	509	600

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2005
	A	B	C	D	E	F	G	H	I	J
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$10.92	$10.91	$10.90	$10.90	$10.89	$10.90	$10.89	$10.88	$10.88	$10.87
Number outstanding at end of period (000 omitted)	1,289	2,443	72	7	348	59	37	577	140	129

Thrivent Moderately Conservative Allocation Subaccount

	2008
	A	B	C	D	E	F	G	H	I	J
Accumulation Unit:
Value at Beginning of Period	$12.06	$12.03	$11.98	$12.00	$11.96	$11.98	$11.93	$11.92	$11.88	$11.85
Value at End of Period	$9.47	$9.44	$9.38	$9.40	$9.37	$9.38	$9.33	$9.31	$9.28	$9.25
Number outstanding at end of period (000 omitted)	3,127	5,503	266	174	588	167	31	889	280	349

	2007
	A	B	C	D	E	F	G	H	I	J
Accumulation Unit:
Value at Beginning of Period	$11.55	$11.53	$11.50	$11.51	$11.49	$11.50	$11.47	$11.46	$11.44	$11.42
Value at End of Period	$12.06	$12.03	$11.98	$12.00	$11.96	$11.98	$11.93	$11.92	$11.88	$11.85
Number outstanding at end of period (000 omitted)	2,776	4,498	202	172	453	113	33	625	240	234

	2006
	A	B	C	D	E	F	G	H	I	J
Accumulation Unit:
Value at Beginning of Period	$10.66	$10.65	$10.64	$10.65	$10.64	$10.64	$10.63	$10.63	$10.62	$10.61
Value at End of Period	$11.55	$11.53	$11.50	$11.51	$11.49	$11.50	$11.47	$11.46	$11.44	$11.42
Number outstanding at end of period (000 omitted)	1,632	2,522	84	28	311	64	9	452	252	186

	2005
	A	B	C	D	E	F	G	H	I	J
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$10.66	$10.65	$10.64	$10.65	$10.64	$10.64	$10.63	$10.63	$10.62	$10.61
Number outstanding at end of period (000 omitted)	568	1,076	5	27	161	28	—	147	117	92

Thrivent Technology Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$17.96	$17.87	$17.73	$17.77	$17.68	$17.73	$17.59	$17.55
Value at End of Period	$9.18	$9.12	$9.04	$9.07	$9.01	$9.04	$8.95	$8.93
Number outstanding at end of period (000 omitted)	246	594	16	5	48	30	2	147

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$16.35	$16.28	$16.18	$16.21	$16.15	$16.18	$16.08	$16.05
Value at End of Period	$17.96	$17.87	$17.73	$17.77	$17.68	$17.73	$17.59	$17.55
Number outstanding at end of period (000 omitted)	301	682	19	11	65	38	1	171

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$16.01	$15.96	$15.88	$15.91	$15.86	$15.88	$15.81	$15.78
Value at End of Period	$16.35	$16.28	$16.18	$16.21	$16.15	$16.18	$16.08	$16.05
Number outstanding at end of period (000 omitted)	316	787	19	7	64	40	1	194

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$15.60	$15.57	$15.52	$15.54	$15.50	$15.52	$15.47	$15.45
Value at End of Period	$16.01	$15.96	$15.88	$15.91	$15.86	$15.88	$15.81	$15.78
Number outstanding at end of period (000 omitted)	360	905	18	10	83	44	1	231

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$15.05	$15.03	$15.00	$15.01	$14.99	$15.00	$14.98	$14.97
Value at End of Period	$15.60	$15.57	$15.52	$15.54	$15.50	$15.52	$15.47	$15.45
Number outstanding at end of period (000 omitted)	321	827	18	10	86	38	1	225

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of period	$10.05	$10.05	$10.05	$10.05	$10.04	$10.04	$10.04	$10.04
End of period	$15.05	$15.03	$15.00	$15.01	$14.99	$15.00	$14.98	$14.97
Number of Accumulation Units Outstanding at end of period	146	442	13	8	59	22	—	142

Thrivent Partner Healthcare Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$8.89	$8.88	$8.87	$8.87	$8.87	$8.87	$8.86	$8.86
Number outstanding at end of period (000 omitted)	61	127	6	—	7	4	—	15

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

Thrivent Partner Natural Resources Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$5.69	$5.69	$5.68	$5.68	$5.68	$5.68	$5.67	$5.67
Number outstanding at end of period (000 omitted)	86	161	4	—	15	4	—	31

Thrivent Partner Emerging Markets Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$5.60	$5.60	$5.59	$5.59	$5.59	$5.59	$5.58	$5.58
Number outstanding at end of period (000 omitted)	32	82	2	—	11	2	2	7

Thrivent Real Estate Securities Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$21.11	$21.01	$20.87	$20.91	$20.82	$20.87	$20.72	$20.67
Value at End of Period	$13.10	$13.03	$12.92	$12.95	$12.88	$12.92	$12.81	$12.77
Number outstanding at end of period (000 omitted)	876	1,870	52	32	149	68	8	292

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$25.66	$25.56	$25.42	$25.47	$25.38	$25.42	$25.28	$25.24
Value at End of Period	$21.11	$21.01	$20.87	$20.91	$20.82	$20.87	$20.72	$20.67
Number outstanding at end of period (000 omitted)	1,069	2,225	60	29	198	79	8	368

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$19.33	$19.28	$19.20	$19.23	$19.18	$19.20	$19.13	$19.10
Value at End of Period	$21.11	$21.01	$20.87	$20.91	$20.82	$20.87	$20.72	$20.67
Number outstanding at end of period (000 omitted)	1,443	2,838	74	46	274	107	14	508

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$17.26	$17.23	$17.18	$17.20	$17.17	$17.18	$17.14	$17.13
Value at End of Period	$19.33	$19.28	$19.20	$19.23	$19.18	$19.20	$19.13	$19.10
Number outstanding at end of period (000 omitted)	1,761	3,402	92	48	345	127	17	611

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.91	$12.90	$12.89	$12.89	$12.88	$12.89	$12.87	$12.87
Value at End of Period	$17.26	$17.23	$17.18	$17.20	$17.17	$17.18	$17.14	$17.13
Number outstanding at end of period (000 omitted)	1,483	2,766	72	42	297	118	23	517

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$12.91	$12.90	$12.89	$12.89	$12.88	$12.89	$12.87	$12.87
Number outstanding at end of period (000 omitted)	572	992	31	14	122	52	11	192

Thrivent Partner Utilities Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$6.99	$6.99	$6.98	$6.98	$6.98	$6.98	$6.97	$6.97
Number outstanding at end of period (000 omitted)	46	81	6	—	6	3	—	18

Thrivent Partner Small Cap Growth Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$19.86	$19.75	$19.60	$19.65	$19.55	$19.60	$19.45	$19.40
Value at End of Period	$11.15	$11.08	$10.98	$11.01	$10.94	$10.98	$10.88	$10.84
Number outstanding at end of period (000 omitted)	318	509	17	9	57	17	2	115

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$18.50	$18.42	$18.31	$18.35	$18.27	$18.31	$18.20	$18.16
Value at End of Period	$19.86	$19.75	$19.60	$19.65	$19.55	$19.60	$19.45	$19.40
Number outstanding at end of period (000 omitted)	361	620	18	8	63	24	3	121

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$16.61	$16.56	$16.48	$16.51	$16.46	$16.48	$16.40	$16.38
Value at End of Period	$19.86	$19.75	$19.60	$19.65	$19.55	$19.60	$19.45	$19.40
Number outstanding at end of period (000 omitted)	379	700	21	10	77	29	3	151

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$16.16	$16.12	$16.07	$16.09	$16.05	$16.07	$16.02	$16.00
Value at End of Period	$16.61	$16.56	$16.48	$16.51	$16.46	$16.48	$16.40	$16.38
Number outstanding at end of period (000 omitted)	419	825	24	15	92	35	3	189

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.67	$14.66	$14.63	$14.64	$14.62	$14.63	$14.61	$14.60
Value at End of Period	$16.16	$16.12	$16.07	$16.09	$16.05	$16.07	$16.02	$16.00
Number outstanding at end of period (000 omitted)	371	748	25	10	88	38	2	198

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.32	$10.31	$10.31	$10.31	$10.31	$10.31	$10.31	$10.31
Value at End of Period	$14.67	$14.66	$14.63	$14.64	$14.62	$14.63	$14.61	$14.60
Number outstanding at end of period (000 omitted)	184	421	15	3	53	16.8		113

Thrivent Partner Thrivent Small Cap Value Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$20.73	$20.63	$20.49	$20.54	$20.44	$20.49	$20.35	$20.30
Value at End of Period	$14.96	$14.87	$14.75	$14.79	$14.70	$14.75	$14.62	$14.58
Number outstanding at end of period (000 omitted)	508	1,113	38	8	84	105	4	160

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$21.18	$21.10	$20.98	$21.02	$20.95	$20.98	$20.87	$20.83
Value at End of Period	$20.73	$20.63	$20.49	$20.54	$20.44	$20.49	$20.35	$20.30
Number outstanding at end of period (000 omitted)	571	1,303	36	12	108	52	4	205

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$17.62	$17.58	$17.51	$17.53	$17.48	$17.51	$17.44	$17.41
Value at End of Period	$21.18	$21.10	$20.98	$21.02	$20.95	$20.98	$20.87	$20.83
Number outstanding at end of period (000 omitted)	638	1,514	37	19	118	72	4	267

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$16.99	$16.96	$16.92	$16.93	$16.91	$16.92	$16.88	$16.86
Value at End of Period	$17.62	$17.58	$17.51	$17.53	$17.48	$17.51	$17.44	$17.41
Number outstanding at end of period (000 omitted)	708	1,734	33	22	150	63	5	328

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.05	$14.04	$14.03	$14.03	$14.02	$14.03	$14.01	$14.01
Value at End of Period	$16.99	$16.96	$16.92	$16.93	$16.91	$16.92	$16.88	$16.86
Number outstanding at end of period (000 omitted)	571	1,438	27	16	138	69	3	260

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$14.05	$14.04	$14.03	$14.03	$14.02	$14.03	$14.01	$14.01
Number outstanding at end of period (000 omitted)	184	448	8	5	55	25	—	83

Thrivent Small Cap Stock Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$21.15	$21.04	$20.88	$20.93	$20.83	$20.88	$20.72	$20.67
Value at End of Period	$13.07	$12.99	$12.87	$12.91	$12.83	$12.87	$12.75	$12.71
Number outstanding at end of period (000 omitted)	646	1,848	38	20	173	70	12	414

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$20.15	$20.07	$19.94	$19.98	$19.90	$19.94	$19.82	$19.78
Value at End of Period	$21.15	$21.04	$20.88	$20.93	$20.83	$20.88	$20.72	$20.67
Number outstanding at end of period (000 omitted)	792	2,151	49	22	200	74	11	478

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$18.06	$18.00	$17.92	$17.95	$17.89	$17.92	$17.83	$17.81
Value at End of Period	$21.15	$21.04	$20.88	$20.93	$20.83	$20.88	$20.72	$20.67
Number outstanding at end of period (000 omitted)	911	2,497	52	27	271	89	11	573

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$16.78	$16.75	$16.69	$16.71	$16.67	$16.69	$16.64	$16.62
Value at End of Period	$18.06	$18.00	$17.92	$17.95	$17.89	$17.92	$17.83	$17.81
Number outstanding at end of period (000 omitted)	969	2,684	55	37	310	97	10	642

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.05	$14.04	$14.03	$14.03	$14.02	$14.03	$14.01	$14.01
Value at End of Period	$16.78	$16.75	$16.69	$16.71	$16.67	$16.69	$16.64	$16.62
Number outstanding at end of period (000 omitted)	753	2,270	48	36	254	87	6	582

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$14.05	$14.04	$14.03	$14.03	$14.02	$14.03	$14.01	$14.01
Number outstanding at end of period (000 omitted)	184	448	8	5	55	25.3		83

Thrivent Small Cap Index Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$19.83	$19.73	$19.58	$19.63	$19.53	$19.58	$19.43	$19.38
Value at End of Period	$13.52	$13.44	$13.31	$13.35	$13.27	$13.31	$13.19	$13.15
Number outstanding at end of period (000 omitted)	724	1,457	32	11	135	40	5	223

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$20.16	$20.07	$19.95	$19.99	$19.91	$19.95	$19.82	$19.78
Value at End of Period	$19.83	$19.73	$19.58	$19.63	$19.53	$19.58	$19.43	$19.38
Number outstanding at end of period (000 omitted)	874	1,807	40	14	167	46	5	286

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$17.76	$17.71	$17.62	$17.65	$17.60	$17.62	$17.54	$17.51
Value at End of Period	$20.16	$20.07	$19.95	$19.99	$19.91	$19.95	$19.82	$19.78
Number outstanding at end of period (000 omitted)	1,014	2,127	40	14	232	51	8	330

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$16.73	$16.70	$16.64	$16.66	$16.63	$16.64	$16.59	$16.57
Value at End of Period	$17.76	$17.71	$17.62	$17.65	$17.60	$17.62	$17.54	$17.51
Number outstanding at end of period (000 omitted)	1,156	2,428	51	18	278	60	10	410

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.86	$13.84	$13.82	$13.82	$13.81	$13.82	$13.79	$13.78
Value at End of Period	$16.73	$16.70	$16.64	$16.66	$16.63	$16.64	$16.59	$16.57
Number outstanding at end of period (000 omitted)	963	2,125	45	18	245	54	14	378

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.14	$10.14	$10.14	$10.14	$10.14	$10.14	$10.13	$10.13
Value at End of Period	$13.86	$13.84	$13.82	$13.82	$13.81	$13.82	$13.79	$13.78
Number outstanding at end of period (000 omitted)	470	1,146	32	7	153	22	10	230

Thrivent Mid Cap Growth II Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$21.69	$21.58	$21.41	$21.47	$21.36	$21.41	$21.25	$21.19
Value at End of Period	$12.29	$12.21	$12.10	$12.14	$12.06	$12.10	$11.99	$11.95
Number outstanding at end of period (000 omitted)	108	298	10	7	25	19	2	77

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$18.31	$18.23	$18.12	$18.16	$18.08	$18.12	$18.01	$17.97
Value at End of Period	$21.69	$21.58	$21.41	$21.47	$21.36	$21.41	$21.25	$21.19
Number outstanding at end of period (000 omitted)	147	362	13	9	33	23	2	85

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$17.04	$16.99	$16.91	$16.94	$16.88	$16.91	$16.83	$16.80
Value at End of Period	$18.31	$18.23	$18.12	$18.16	$18.08	$18.12	$18.01	$17.97
Number outstanding at end of period (000 omitted)	164	418	17	10	39	31	2	104

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$15.49	$15.46	$15.41	$15.43	$15.39	$15.41	$15.36	$15.34
Value at End of Period	$17.04	$16.99	$16.91	$16.94	$16.88	$16.91	$16.83	$16.80
Number outstanding at end of period (000 omitted)	195	509	19	10	59	32	3	137

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.46	$13.44	$13.42	$13.43	$13.41	$13.42	$13.39	$13.39
Value at End of Period	$15.49	$15.46	$15.41	$15.43	$15.39	$15.41	$15.36	$15.34
Number outstanding at end of period (000 omitted)	186	493	20	10	52	32	1	132

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$9.91	$9.91	$9.90	$9.90	$9.90	$9.90	$9.90	$9.90
Value at End of Period	$13.46	$13.44	$13.42	$13.43	$13.41	$13.42	$13.39	$13.39
Number outstanding at end of period (000 omitted)	89	308	11	5	33	23	—	86

Thrivent Mid Cap Growth Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$20.69	$20.58	$20.42	$20.48	$20.37	$20.42	$20.27	$20.21
Value at End of Period	$12.05	$11.97	$11.86	$11.90	$11.83	$11.86	$11.75	$11.72
Number outstanding at end of period (000 omitted)	923	1,877	64	19	180	79	6	333

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$17.44	$17.37	$17.26	$17.30	$17.23	$17.26	$17.16	$17.12
Value at End of Period	$20.69	$20.58	$20.42	$20.48	$20.37	$20.42	$20.27	$20.21
Number outstanding at end of period (000 omitted)	1,127	2,269	78	31	201	156	7	382

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$16.24	$16.18	$16.11	$16.13	$16.08	$16.11	$16.03	$16.01
Value at End of Period	$17.44	$17.37	$17.26	$17.30	$17.23	$17.26	$17.16	$17.12
Number outstanding at end of period (000 omitted)	1,242	2,616	91	30	236	111	7	467

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.75	$14.72	$14.67	$14.69	$14.66	$14.67	$14.63	$14.61
Value at End of Period	$16.24	$16.18	$16.11	$16.13	$16.08	$16.11	$16.03	$16.01
Number outstanding at end of period (000 omitted)	1,475	3,175	100	37	311	130	10	599

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.39	$13.38	$13.36	$13.36	$13.35	$13.36	$13.33	$13.32
Value at End of Period	$14.75	$14.72	$14.67	$14.69	$14.66	$14.67	$14.63	$14.61
Number outstanding at end of period (000 omitted)	1,384	3,009	102	29	291	119	11	585

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$9.96	$9.96	$9.66	$9.96	$9.96	$9.96	$9.96	$9.96
Value at End of Period	$13.39	$13.38	$13.36	$13.36	$13.35	$13.36	$13.33	$13.32
Number outstanding at end of period (000 omitted)	591	1,182	44	12	140	63	4	239

Thrivent Partner Thrivent Mid Cap Value Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.38	$13.34	$13.29	$13.31	$13.27	$13.29	$13.24	$13.22
Value at End of Period	$8.60	$8.56	$8.52	$8.53	$8.50	$8.52	$8.47	$8.45
Number outstanding at end of period (000 omitted)	107	201	25	—	13	5	1	24

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.12	$13.09	$13.06	$13.07	$13.05	$13.06	$13.03	$13.02
Value at End of Period	$13.38	$13.34	$13.29	$13.31	$13.27	$13.29	$13.24	$13.22
Number outstanding at end of period (000 omitted)	104	179	23	—	15	8	1	40

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.46	$11.45	$11.44	$11.44	$11.44	$11.44	$11.43	$11.42
Value at End of Period	$13.12	$13.09	$13.06	$13.07	$13.05	$13.06	$13.03	$13.02
Number outstanding at end of period (000 omitted)	69	105	25	5	14	4	1	12

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$11.46	$11.45	$11.44	$11.44	$11.44	$11.44	$11.43	$11.42
Number outstanding at end of period (000 omitted)	33	64	6	1	4	1	—	8

Thrivent Mid Cap Stock Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$20.60	$20.50	$20.34	$20.39	$20.29	$20.34	$20.18	$20.13
Value at End of Period	$12.07	$12.00	$11.89	$11.92	$11.85	$11.89	$11.78	$11.74
Number outstanding at end of period (000 omitted)	697	1,959	35	22	178	70	10	413

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$19.71	$19.63	$19.50	$19.54	$19.46	$19.50	$19.38	$19.34
Value at End of Period	$20.60	$20.50	$20.34	$20.39	$20.29	$20.34	$20.18	$20.13
Number outstanding at end of period (000 omitted)	854	2,298	48	20	221	92	10	493

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$17.57	$17.51	$17.43	$17.46	$17.40	$17.43	$17.35	$17.32
Value at End of Period	$19.71	$19.63	$19.50	$19.54	$19.46	$19.50	$19.38	$19.34
Number outstanding at end of period (000 omitted)	946	2,627	55	23	276	146	10	593

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$15.26	$15.23	$15.18	$15.20	$15.17	$15.18	$15.13	$15.12
Value at End of Period	$17.57	$17.51	$17.43	$17.46	$17.40	$17.43	$17.35	$17.32
Number outstanding at end of period (000 omitted)	991	2,702	53	28	286	160	9	629

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.16	$13.15	$13.13	$13.13	$13.12	$13.13	$13.10	$13.10
Value at End of Period	$15.26	$15.23	$15.18	$15.20	$15.17	$15.18	$15.13	$15.12
Number outstanding at end of period (000 omitted)	663	2,035	41	21	246	81	6	534

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.06	$10.06	$10.06	$10.06	$10.06	$10.06	$10.06	$10.06
Value at End of Period	$13.16	$13.15	$13.13	$13.13	$13.12	$13.13	$13.10	$13.10
Number outstanding at end of period (000 omitted)	377	1,297	27	16	185	51	3	390

Thrivent Mid Cap Index Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$19.83	$19.73	$19.58	$19.63	$19.53	$19.58	$19.43	$19.38
Value at End of Period	$12.50	$12.42	$12.31	$12.34	$12.27	$12.31	$12.19	$12.16
Number outstanding at end of period (000 omitted)	781	1,639	44	7	129	42	2	276

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$18.63	$18.56	$18.44	$18.48	$18.40	$18.44	$18.33	$18.29
Value at End of Period	$19.83	$19.73	$19.58	$19.63	$19.53	$19.58	$19.43	$19.38
Number outstanding at end of period (000 omitted)	953	1,987	50	11	160	46	5	351

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$17.16	$17.10	$17.02	$17.05	$16.99	$17.02	$16.94	$16.91
Value at End of Period	$18.63	$18.56	$18.44	$18.48	$18.40	$18.44	$18.33	$18.29
Number outstanding at end of period (000 omitted)	1,116	2,334	52	14	225	59	5	425

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$15.44	$15.41	$15.36	$15.37	$15.34	$15.36	$15.31	$15.29
Value at End of Period	$17.16	$17.10	$17.02	$17.05	$16.99	$17.02	$16.94	$16.91
Number outstanding at end of period (000 omitted)	1,261	2,692	61	16	286	77	8	508

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.49	$13.47	$13.45	$13.46	$13.44	$13.45	$13.42	$13.42
Value at End of Period	$15.44	$15.41	$15.36	$15.37	$15.34	$15.36	$15.31	$15.29
Number outstanding at end of period (000 omitted)	983	2,255	45	17	262	64	6	451

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.12	$10.11	$10.11	$10.11	$10.11	$10.11	$10.11	$10.11
Value at End of Period	$13.49	$13.47	$13.45	$13.46	$13.44	$13.45	$13.42	$13.42
Number outstanding at end of period (000 omitted)	424	1,141	27	8	155	20	3	234

Thrivent Partner Worldwide Allocation Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$6.05	$6.04	$6.04	$6.04	$6.03	$6.04	$6.03	$6.03
Number outstanding at end of period (000 omitted)	150	392	27	7	32	3	1	33

Thrivent Partner International Stock Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$22.26	$22.14	$21.97	$22.03	$21.91	$21.97	$21.80	$21.74
Value at End of Period	$12.96	$12.88	$12.77	$12.80	$12.73	$12.77	$12.65	$12.61
Number outstanding at end of period (000 omitted)	2,471	5,186	136	56	440	190	17	749

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$20.35	$20.27	$20.14	$20.18	$20.10	$20.14	$20.02	$19.98
Value at End of Period	$22.26	$22.14	$21.97	$22.03	$21.91	$21.97	$21.80	$21.74
Number outstanding at end of period (000 omitted)	3,108	6,452	171	78	563	239	20	902

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$16.94	$16.88	$16.80	$16.83	$16.78	$16.80	$16.72	$16.70
Value at End of Period	$20.35	$20.27	$20.14	$20.18	$20.10	$20.14	$20.02	$19.98
Number outstanding at end of period (000 omitted)	3,510	7,406	196	90	673	257	23	1,041

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$15.06	$15.03	$14.98	$14.99	$14.96	$14.96	$14.93	$14.91
Value at End of Period	$16.94	$16.88	$16.80	$16.83	$16.78	$16.80	$16.72	$16.70
Number outstanding at end of period (000 omitted)	4,111	8,585	213	97	831	307	28	1,305

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.57	$12.56	$12.53	$12.54	$12.53	$12.53	$12.51	$12.50
Value at End of Period	$15.06	$15.03	$14.98	$14.99	$14.96	$14.98	$14.93	$14.91
Number outstanding at end of period (000 omitted)	2,865	6,224	163	67	660	206	22	1,085

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.14	$10.14	$10.14	$10.14	$10.13	$10.14	$10.13	$10.13
Value at End of Period	$12.57	$12.56	$12.53	$12.54	$12.53	$12.53	$12.51	$12.50
Number outstanding at end of period (000 omitted)	511	1,375	33	19	196	57	8	382

Thrivent Partner Socially Responsible Stock Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$6.45	$6.45	$6.44	$6.45	$6.44	$6.44	$6.44	$6.43
Number outstanding at end of period (000 omitted)	5	7	—	—	—	—	—	1

Thrivent Partner All Cap Growth Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$5.30	$5.30	$5.29	$5.30	$5.29	$5.29	$5.29	$5.29
Number outstanding at end of period (000 omitted)	9	26	1	—	—	—	—	1

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

Thrivent Partner All Cap Value Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$5.54	$5.53	$5.53	$5.53	$5.53	$5.53	$5.52	$5.52
Number outstanding at end of period (000 omitted)	7	47	1	—	1	—	—	1

Thrivent Partner All Cap Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$21.55	$21.44	$21.28	$21.33	$21.22	$21.28	$21.11	$21.06
Value at End of Period	$12.17	$12.10	$11.98	$12.02	$11.95	$11.98	$11.87	$11.84
Number outstanding at end of period (000 omitted)	460	871	25	5	87	40	4	172

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$18.11	$18.03	$17.92	$17.96	$17.88	$17.92	$17.81	$17.77
Value at End of Period	$21.55	$21.44	$21.28	$21.33	$21.22	$21.28	$21.11	$21.06
Number outstanding at end of period (000 omitted)	546	991	26	9	104	40	7	232

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$15.85	$15.8	$15.73	$15.75	$15.7	$15.73	$15.65	$15.63
Value at End of Period	$18.11	$18.03	$17.92	$17.96	$17.88	$17.92	$17.81	$17.77
Number outstanding at end of period (000 omitted)	554	1,007	30	6	107	42	5	233

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.54	$13.52	$13.47	$13.49	$13.46	$13.47	$13.43	$13.41
Value at End of Period	$15.85	$15.80	$15.73	$15.75	$15.70	$15.73	$15.65	$15.63
Number outstanding at end of period (000 omitted)	539	1,041	38	6	103	40	4	259

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.05	$12.04	$12.02	$12.02	$12.01	$12.02	$12.00	$11.99
Value at End of Period	$13.54	$13.52	$13.47	$13.49	$13.46	$13.47	$13.43	$13.41
Number outstanding at end of period (000 omitted)	382	738	31	10	90	26	2	248

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$9.87	$9.86	$9.86	$9.86	$9.86	$9.86	$9.86	$9.86
Value at End of Period	$12.05	$12.04	$12.02	$12.02	$12.01	$12.02	$12.00	$11.99
Number outstanding at end of period (000 omitted)	186	434	20	8	58	20	2	163

Thrivent Large Cap Growth II Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$16.02	$15.93	$15.81	$15.85	$15.77	$15.81	$15.69	$15.65
Value at End of Period	$9.20	$9.14	$9.06	$9.09	$9.03	$9.06	$8.97	$8.95
Number outstanding at end of period (000 omitted)	251	431	18	4	43	14	1	69

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.90	$13.85	$13.76	$13.79	$13.73	$13.76	$13.67	$13.65
Value at End of Period	$16.02	$15.93	$15.81	$15.85	$15.77	$15.81	$15.69	$15.65
Number outstanding at end of period (000 omitted)	302	518	19	11	48	16	1	92

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.16	$13.12	$13.06	$13.08	$13.04	$13.06	$13	$12.98
Value at End of Period	$13.9	$13.85	$13.76	$13.79	$13.73	$13.76	$13.67	$13.65
Number outstanding at end of period (000 omitted)	348	609	23	12	63	19	2	120

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.43	$12.40	$12.36	$12.38	$12.35	$12.36	$12.32	$12.31
Value at End of Period	$13.16	$13.12	$13.06	$13.08	$13.04	$13.06	$13.00	$12.98
Number outstanding at end of period (000 omitted)	400	715	36	13	75	19	2	137

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.68	$11.67	$11.65	$11.66	$11.64	$11.65	$11.63	$11.62
Value at End of Period	$12.43	$12.40	$12.36	$12.38	$12.35	$12.36	$12.32	$12.31
Number outstanding at end of period (000 omitted)	369	672	34	11	73	15	1	146

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$9.62	$9.62	$9.62	$9.62	$9.62	$9.62	$9.62	$9.62
Value at End of Period	$11.68	$11.67	$11.65	$11.66	$11.64	$11.65	$11.63	$11.62
Number outstanding at end of period (000 omitted)	236	450	17	7	53	10	1	106

Thrivent Large Cap Growth Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$17.22	$17.14	$17.00	$17.05	$16.96	$17.00	$16.87	$16.83
Value at End of Period	$9.88	$9.82	$9.73	$9.76	$9.70	$9.73	$9.64	$9.61
Number outstanding at end of period (000 omitted)	2,834	5,218	192	74	460	217	23	743

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.92	$14.86	$14.76	$14.79	$14.73	$14.76	$14.67	$14.64
Value at End of Period	$17.22	$17.14	$17.00	$17.05	$16.96	$17.00	$16.87	$16.83
Number outstanding at end of period (000 omitted)	3,416	6,286	234	90	580	262	24	927

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.13	$14.09	$14.02	$14.04	$14.00	$14.02	$13.95	$13.93
Value at End of Period	$14.92	$14.86	$14.76	$14.79	$14.73	$14.76	$14.67	$14.64
Number outstanding at end of period (000 omitted)	3,795	7,213	273	97	696	283	25	1,123

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.35	$13.32	$13.28	$13.29	$13.26	$13.28	$13.24	$13.22
Value at End of Period	$14.13	$14.09	$14.02	$14.04	$14.00	$14.02	$13.95	$13.93
Number outstanding at end of period (000 omitted)	4,350	8,271	290	108	878	320	33	1,359

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.54	$12.52	$12.50	$12.51	$12.49	$12.50	$12.48	$12.47
Value at End of Period	$13.35	$13.32	$13.28	$13.29	$13.26	$13.28	$13.24	$13.22
Number outstanding at end of period (000 omitted)	3,197	5,995	264	60	644	230	26	1,049

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$9.71	$9.71	$9.71	$9.71	$9.71	$9.71	$9.71	$9.71
Value at End of Period	$12.54	$12.52	$12.50	$12.51	$12.49	$12.50	$12.48	$12.47
Number outstanding at end of period (000 omitted)	1,203	2,106	111	20	275	100	11	471

Thrivent Partner Growth Stock Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$17.70	$17.61	$17.47	$17.52	$17.43	$17.47	$17.34	$17.29
End of Period	$10.13	$10.07	$9.97	$10.00	$9.94	$9.97	$9.88	$9.85
Number of accum units outstanding at end of period	615	1,284	42	15	101	49	5	204

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$16.38	$16.31	$16.21	$16.24	$16.17	$16.21	$16.11	$16.07
End of Period	$17.70	$17.61	$17.47	$17.52	$17.43	$17.47	$17.34	$17.29
Number of accum units outstanding at end of period	823	1,613	52	22	112	57	6	253

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.63	$14.58	$14.51	$14.54	$14.49	$14.51	$14.45	$14.42
Value at End of Period	$16.38	$16.31	$16.21	$16.24	$16.17	$16.21	$16.11	$16.07
Number outstanding at end of period (000 omitted)	907	1,755	63	20	131	53	8	286

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.91	$13.88	$13.84	$13.85	$13.82	$13.84	$13.79	$13.78
Value at End of Period	$14.63	$14.58	$14.51	$14.54	$14.49	$14.51	$14.45	$14.42
Number outstanding at end of period (000 omitted)	1,023	1,924	69	25	146	64	9	342

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.79	$12.78	$12.76	$12.76	$12.75	$12.76	$12.73	$12.73
Value at End of Period	$13.91	$13.88	$13.84	$13.85	$13.82	$13.84	$13.79	$13.78
Number outstanding at end of period (000 omitted)	819	1,616	60	16	122	55	8	349

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$9.87	$9.87	$9.87	$9.87	$9.87	$9.87	$9.86	$9.86
Value at End of Period	$12.79	$12.78	$12.76	$12.76	$12.75	$12.76	$12.73	$12.73
Number outstanding at end of period (000 omitted)	351	721	39	15	63	33	3	190

Thrivent Large Cap Value Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$18.18	$18.09	$17.97	$18.01	$17.92	$17.97	$17.84	$17.80
End of Period	$11.81	$11.74	$11.64	$11.67	$11.61	$11.64	$11.54	$11.51
Number of accum units outstanding at end of period	2,098	4,369	133	61	359	190	15	570

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$17.56	$17.49	$17.40	$17.43	$17.36	$17.40	$17.30	$17.27
End of Period	$18.18	$18.09	$17.97	$18.01	$17.92	$17.97	$17.84	$17.80
Number of accum units outstanding at end of period	2,514	5,279	148	64	446	199	18	697

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.95	$14.91	$14.85	$14.87	$14.83	$14.85	$14.79	$14.77
Value at End of Period	$17.56	$17.49	$17.4	$17.43	$17.36	$17.4	$17.3	$17.27
Number outstanding at end of period (000 omitted)	2,865	6,060	176	80	547	234	20	859

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.12	$14.10	$14.06	$14.08	$14.05	$14.06	$14.03	$14.02
Value at End of Period	$14.95	$14.91	$14.85	$14.87	$14.83	$14.85	$14.79	$14.77
Number outstanding at end of period (000 omitted)	3,145	6,663	188	97	650	257	26	1,035

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.51	$12.50	$12.49	$12.50	$12.49	$12.49	$12.48	$12.47
Value at End of Period	$14.12	$14.10	$14.06	$14.08	$14.05	$14.06	$14.03	$14.02
Number outstanding at end of period (000 omitted)	2,351	5,271	158	71	544	193	19	831

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$12.51	$12.50	$12.49	$12.50	$12.49	$12.49	$12.48	$12.47
Number outstanding at end of period (000 omitted)	1,017	2,540	85	39	321	105	11	494

Thrivent Large Cap Stock Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$15.59	$15.51	$15.39	$15.43	$15.35	$15.39	$15.27	$15.23
End of Period	$9.61	$9.55	$9.46	$9.49	$9.43	$9.46	$9.37	$9.34
Number of accum units outstanding at end of period	2,742	7,407	158	66	615	243	35	1,514

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$14.65	$14.59	$14.50	$14.53	$14.47	$14.50	$14.41	$14.38
End of Period	$15.59	$15.51	$15.39	$15.43	$15.35	$15.39	$15.27	$15.23
Number of accum units outstanding at end of period	3,307	8,874	207	82	803	317	36	1,823

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.23	$13.19	$13.13	$13.15	$13.11	$13.13	$13.07	$13.05
Value at End of Period	$14.65	$14.59	$14.5	$14.53	$14.47	$14.5	$14.41	$14.38
Number outstanding at end of period (000 omitted)	3,859	10,498	237	120	1,008	369	43	2,260

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.7	$12.68	$12.64	$12.65	$12.62	$12.64	$12.59	$12.58
Value at End of Period	$13.23	$13.19	$13.13	$13.15	$13.11	$13.13	$13.07	$13.05
Number outstanding at end of period (000 omitted)	4,572	12,510	263	162	1,265	456	45	2,767

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.84	$11.83	$11.81	$11.81	$11.80	$11.81	$11.78	$11.78
Value at End of Period	$12.70	$12.68	$12.64	$12.65	$12.62	$12.64	$12.59	$12.58
Number outstanding at end of period (000 omitted)	3,984	11,074	216	154	1,184	415	44	2,630

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$9.86	$9.86	$9.86	$9.86	$9.86	$9.86	$9.86	$9.86
Value at End of Period	$11.84	$11.83	$11.81	$11.81	$11.80	$11.81	$11.78	$11.78
Number outstanding at end of period (000 omitted)	2,242	6,535	153	101	822	303	28	1,883

Thrivent Large Cap Index Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$16.95	$16.86	$16.73	$16.77	$16.69	$16.73	$16.60	$16.56
End of Period	$10.54	$10.48	$10.38	$10.41	$10.35	$10.38	$10.28	$10.25
Number of accum units outstanding at end of period	1,885	3,824	84	19	310	131	13	547

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$16.29	$16.23	$16.13	$16.16	$16.09	$16.13	$16.03	$15.99
End of Period	$16.95	$16.86	$16.73	$16.77	$16.69	$16.73	$16.60	$16.56
Number of accum units outstanding at end of period	2,358	4,678	97	24	416	153	19	690

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.28	$14.24	$14.17	$14.19	$14.15	$14.17	$14.1	$14.08
Value at End of Period	$16.29	$16.23	$16.13	$16.16	$16.09	$16.13	$16.03	$15.99
Number outstanding at end of period (000 omitted)	2,722	5,476	104	30	548	189	21	812

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.78	$13.75	$13.71	$13.72	$13.69	$13.71	$13.66	$13.65
Value at End of Period	$14.28	$14.24	$14.17	$14.19	$14.15	$14.17	$14.10	$14.08
Number outstanding at end of period (000 omitted)	3,196	6,385	131	39	663	228	26	990

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.61	$12.59	$12.57	$12.58	$12.56	$12.57	$12.55	$12.54
Value at End of Period	$13.78	$13.75	$13.71	$13.72	$13.69	$13.71	$13.66	$13.65
Number outstanding at end of period (000 omitted)	2,559	5,396	124	43	601	191	25	881

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$9.94	$9.94	$9.94	$9.94	$9.94	$9.94	$9.93	$9.93
End of Period	$12.61	$12.59	$12.57	$12.58	$12.56	$12.57	$12.55	$12.54
Number of accum units outstanding at end of period	1,095	2,587	63	22	329	78	18	508

Thrivent Equity Income Plus Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of Period	$6.99	$6.98	$6.98	$6.98	$6.98	$6.98	$6.97	$6.97
Number of accum units outstanding at end of period	13	47	—	—	8	6	—	13

Thrivent Balanced Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$14.67	$14.60	$14.48	$14.52	$14.45	$14.48	$14.37	$14.34
End of Period	$10.73	$10.66	$10.57	$10.60	$10.53	$10.57	$10.47	$10.44
Number of accum units outstanding at end of period	1,471	2,672	115	35	304	120	8	528

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$14.07	$14.01	$13.92	$13.95	$13.89	$13.92	$13.83	$13.81
End of Period	$14.67	$14.60	$14.48	$14.52	$14.45	$14.48	$14.37	$14.34
Number of accum units outstanding at end of period	1,858	3,275	150	40	383	151	10	714

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.77	$12.73	$12.66	$12.68	$12.64	$12.66	$12.6	$12.58
Value at End of Period	$14.07	$14.01	$13.92	$13.95	$13.89	$13.92	$13.83	$13.81
Number outstanding at end of period (000 omitted)	2,130	3,792	189	79	487	169	10	837

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$12.42	$12.39	$12.35	$12.37	$12.34	$12.35	$12.31	$12.30
Value at End of Period	$12.77	$12.73	$12.66	$12.68	$12.64	$12.66	$12.60	$12.58
Number outstanding at end of period (000 omitted)	2,560	4,498	231	93	585	184	16	1,057

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$11.62	$11.60	$11.58	$11.59	$11.58	$11.58	$11.56	$11.56
Value at End of Period	$12.42	$12.39	$12.35	$12.37	$12.34	$12.35	$12.31	$12.30
Number outstanding at end of period (000 omitted)	2,282	4,256	217	99	571	165	15	1,125

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.03	$10.02	$10.02	$10.02	$10.02	$10.02	$10.02	$10.02
Value at End of Period	$11.62	$11.60	$11.58	$11.59	$11.58	$11.58	$11.56	$11.56
Number outstanding at end of period (000 omitted)	1,135	2,335	127	46	353	80	7	708

Thrivent High Yield Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$16.61	$16.52	$16.39	$16.43	$16.35	$16.39	$16.27	$16.22
End of Period	$12.97	$12.89	$12.77	$12.81	$12.73	$12.77	$12.65	$12.61
Number of accum units outstanding at end of period	1,056	1,997	56	33	155	76	10	287

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$16.34	$16.27	$16.17	$16.21	$16.14	$16.17	$16.07	$16.04
End of Period	$16.61	$16.52	$16.39	$16.43	$16.35	$16.39	$16.27	$16.22
Number of accum units outstanding at end of period	1,330	2,532	67	44	200	101	12	357

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.98	$14.93	$14.86	$14.89	$14.84	$14.86	$14.79	$14.77
Value at End of Period	$16.34	$16.27	$16.17	$16.21	$16.14	$16.17	$16.07	$16.04
Number outstanding at end of period (000 omitted)	1,561	2,976	83	50	265	118	14	459

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.56	$14.53	$14.48	$14.50	$14.47	$14.48	$14.43	$14.42
Value at End of Period	$14.98	$14.93	$14.86	$14.89	$14.84	$14.86	$14.79	$14.77
Number outstanding at end of period (000 omitted)	1,775	3,256	90	50	333	127	15	571

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.37	$13.35	$13.33	$13.33	$13.32	$13.33	$13.30	$13.30
Value at End of Period	$14.56	$14.53	$14.48	$14.50	$14.47	$14.48	$14.43	$14.42
Number outstanding at end of period (000 omitted)	1,465	2,724	92	45	295	103	12	476

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.56	$10.56	$10.55	$10.55	$10.55	$10.55	$10.55	$10.55
Value at End of Period	$13.37	$13.35	$13.33	$13.33	$13.32	$13.33	$13.30	$13.30
Number outstanding at end of period (000 omitted)	607	1,069	50	15	143	45	5	203

Thrivent Diversified Income Plus Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$16.24	$16.16	$16.04	$16.08	$15.99	$16.04	$15.91	$15.87
End of Period	$12.33	$12.26	$12.14	$12.18	$12.11	$12.14	$12.03	$11.99
Number outstanding at end of period (000 omitted)	593	1,133	39	20	126	38	3	255

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$16.59	$16.52	$16.41	$16.45	$16.38	$16.41	$16.31	$16.28
End of Period	$16.24	$16.16	$16.04	$16.08	$15.99	$16.04	$15.91	$15.87
Number outstanding at end of period (000 omitted)	746	1,503	50	31	168	71	4	328

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.69	$14.64	$14.57	$14.59	$14.55	$14.57	$14.5	$14.48
Value at End of Period	$16.59	$16.52	$16.41	$16.45	$16.38	$16.41	$16.31	$16.28
Number outstanding at end of period (000 omitted)	695	1,487	54	17	173	48	5	350

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$14.33	$14.30	$14.25	$14.27	$14.24	$14.25	$14.21	$14.19
Value at End of Period	$14.69	$14.64	$14.57	$14.59	$14.55	$14.57	$14.50	$14.48
Number outstanding at end of period (000 omitted)	703	1,645	41	14	192	46	5	402

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$13.42	$13.40	$13.38	$13.38	$13.37	$13.38	$13.35	$13.35
Value at End of Period	$14.33	$14.30	$14.25	$14.27	$14.24	$14.25	$14.21	$14.19
Number outstanding at end of period (000 omitted)	778	1,747	44	22	207	52	5	438

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.82	$10.81	$10.81	$10.81	$10.81	$10.81	$10.81	$10.81
Value at End of Period	$13.42	$13.40	$13.38	$13.38	$13.37	$13.38	$13.35	$13.35
Number outstanding at end of period (000 omitted)	414	934	25	16	124	32	3	322

Thrivent Partner Socially Responsible Bond Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of Period	$10.19	$10.19	$10.18	$10.18	$10.17	$10.18	$10.17	$10.16
Number of accum units outstanding at end of period	21	20	5	2	1	—	—	2

Thrivent Income Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$12.35	$12.29	$12.19	$12.22	$12.16	$12.19	$12.10	$12.07
End of Period	$10.89	$10.82	$10.73	$10.76	$10.69	$10.73	$10.63	$10.59
Number outstanding at end of period (000 omitted)	2,009	3,880	130	57	327	130	12	573

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$12.03	$11.98	$11.91	$11.93	$11.88	$11.91	$11.83	$11.81
End of Period	$12.35	$12.29	$12.19	$12.22	$12.16	$12.19	$12.10	$12.07
Number outstanding at end of period (000 omitted)	2,527	4,855	146	63	405	162	13	725

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$11.54	$11.5	$11.45	$11.47	$11.43	$11.45	$11.4	$11.38
End of Period	$12.03	$11.98	$11.91	$11.93	$11.88	$11.91	$11.83	$11.81
Number outstanding at end of period (000 omitted)	2,683	5,190	178	70	451	184	16	840

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$11.41	$11.38	$11.34	$11.36	$11.33	$11.34	$11.31	$11.29
End of Period	$11.54	$11.50	$11.45	$11.47	$11.43	$11.45	$11.40	$11.38
Number outstanding at end of period (000 omitted)	3,062	5,647	187	67	551	198	17	978

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$11.01	$11.00	$10.98	$10.98	$10.97	$10.98	$10.96	$10.95
End of Period	$11.41	$11.38	$11.34	$11.36	$11.33	$11.34	$11.31	$11.29
Number outstanding at end of period (000 omitted)	2,378	4,317	179	61	472	168	16	845

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$10.26	$10.26	$10.26	$10.26	$10.25	$10.26	$10.25	$10.25
End of Period	$11.01	$11.00	$10.98	$10.98	$10.97	$10.98	$10.96	$10.95
Number outstanding at end of period (000 omitted)	1,149	1,950	109	35	244	101	10	498

Thrivent Bond Index Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$11.61	$11.55	$11.46	$11.49	$11.43	$11.46	$11.37	$11.35
End of Period	$11.39	$11.32	$11.22	$11.25	$11.18	$11.22	$11.11	$11.08
Number outstanding at end of period (000 omitted)	1,821	3,719	71	63	348	156	13	601

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$11.11	$11.06	$10.99	$11.02	$10.97	$10.99	$10.93	$10.90
End of Period	$11.61	$11.55	$11.46	$11.49	$11.43	$11.46	$11.37	$11.35
Number outstanding at end of period (000 omitted)	2,226	4,708	85	40	436	203	40	795

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$10.80	$10.76	$10.71	$10.73	$10.7	$10.71	$10.66	$10.65
End of Period	$11.11	$11.06	$10.99	$11.02	$10.97	$10.99	$10.93	$10.9
Number outstanding at end of period (000 omitted)	2,481	5,340	116	63	539	229	45	931

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$10.69	$10.66	$10.63	$10.64	$10.62	$10.63	$10.59	$10.58
End of Period	$10.80	$10.76	$10.71	$10.73	$10.70	$10.71	$10.66	$10.65
Number outstanding at end of period (000 omitted)	2,896	6,108	126	75	653	283	57	1,101

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$10.40	$10.39	$10.37	$10.37	$10.36	$10.37	$10.35	$10.34
End of Period	$10.69	$10.66	$10.63	$10.64	$10.62	$10.63	$10.59	$10.58
Number outstanding at end of period (000 omitted)	2,587	5,485	132	79	580	254	55	1,087

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$10.15	$10.15	$10.14	$10.15	$10.14	$10.14	$10.14	$10.14
End of Period	$10.40	$10.39	$10.37	$10.37	$10.36	$10.37	$10.35	$10.34
Number outstanding at end of period (000 omitted)	1,501	3,411	89	61	411	162	49	784

Thrivent Limited Maturity Bond Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$11.28	$11.22	$11.13	$11.16	$11.11	$11.13	$11.05	$11.02
End of Period	$10.44	$10.37	$10.28	$10.31	$10.24	$10.28	$10.18	$10.15
Number outstanding at end of period (000 omitted)	2,622	5,450	132	47	467	150	29	762

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$10.97	$10.92	$10.85	$10.87	$10.83	$10.85	$10.78	$10.76
End of Period	$11.28	$11.22	$11.13	$11.16	$11.11	$11.13	$11.05	$11.02
Number outstanding at end of period (000 omitted)	3,199	6,721	183	61	583	194	25	958

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$10.60	$10.57	$10.52	$10.54	$10.50	$10.52	$10.47	$10.45
End of Period	$10.97	$10.92	$10.85	$10.87	$10.83	$10.85	$10.78	$10.76
Number outstanding at end of period (000 omitted)	3,636	7,398	214	84	629	224	30	1,089

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$10.52	$10.49	$10.46	$10.47	$10.45	$10.46	$10.43	$10.41
End of Period	$10.60	$10.57	$10.52	$10.54	$10.50	$10.52	$10.47	$10.45
Number outstanding at end of period (000 omitted)	4,375	8,693	240	92	807	264	34	1,253

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$10.44	$10.42	$10.41	$10.41	$10.40	$10.41	$10.39	$10.38
End of Period	$10.52	$10.49	$10.46	$10.47	$10.45	$10.46	$10.43	$10.41
Number outstanding at end of period (000 omitted)	3,727	7,351	221	71	709	252	33	1,173

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$10.10	$10.10	$10.09	$10.10	$10.09	$10.09	$10.09	$10.09
End of Period	$10.44	$10.42	$10.41	$10.41	$10.40	$10.41	$10.39	$10.38
Number outstanding at end of period (000 omitted)	1,657	3,264	107	46	400	119	19	641

Thrivent Mortgage Securities Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$11.30	$11.24	$11.16	$11.19	$11.14	$11.16	$11.09	$11.06
End of Period	$10.62	$10.56	$10.47	$10.50	$10.44	$10.47	$10.38	$10.35
Number outstanding at end of period (000 omitted)	554	1,098	34	19	121	43	7	150

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$10.86	$10.82	$10.77	$10.79	$10.75	$10.77	$10.71	$10.69
End of Period	$11.30	$11.24	$11.16	$11.19	$11.14	$11.16	$11.09	$11.06
Number outstanding at end of period (000 omitted)	729	1,497	39	21	165	65	9	212

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.49	$10.46	$10.42	$10.44	$10.41	$10.42	$10.38	$10.37
Value at End of Period	$10.86	$10.82	$10.77	$10.79	$10.75	$10.77	$10.71	$10.69
Number outstanding at end of period (000 omitted)	909	1,812	51	20	204	76	13	271

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.40	$10.38	$10.36	$10.37	$10.35	$10.36	$10.33	$10.32
Value at End of Period	$10.49	$10.46	$10.42	$10.44	$10.41	$10.42	$10.38	$10.37
Number outstanding at end of period (000 omitted)	1,143	2,143	74	23	266	90	15	340

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.11	$10.10	$10.09	$10.10	$10.09	$10.09	$10.08	$10.08
Value at End of Period	$10.40	$10.38	$10.36	$10.37	$10.35	$10.36	$10.33	$10.32
Number outstanding at end of period (000 omitted)	968	1,887	68	21	223	92	18	307

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Value at End of Period	$10.11	$10.10	$10.09	$10.10	$10.09	$10.09	$10.08	$10.08
Number outstanding at end of period (000 omitted)	468	853	28	8	92	52	8	162

Thrivent Money Market Subaccount

	2008
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$1.09	$1.09	$1.08	$1.08	$1.08	$1.08	$1.07	$1.07
End of Period	$1.11	$1.11	$1.10	$1.10	$1.09	$1.10	$1.09	$1.09
Number outstanding at end of period (000 omitted)	21,319	51,728	1,230	485	4,430	2,492	57	8,103

	2007
	A	B	C	D	E	F	G	H
Accumulation Unit Value:
Beginning of Period	$1.05	$1.05	$1.04	$1.04	$1.04	$1.04	$1.04	$1.03
End of Period	$1.09	$1.09	$1.08	$1.08	$1.08	$1.08	$1.07	$1.07
Number outstanding at end of period (000 omitted)	16,715	31,448	573	557	2,742	1,320	184	5,237

	2006
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01	$1.00	$1.00
Value at End of Period	$1.05	$1.05	$1.04	$1.04	$1.04	$1.04	$1.04	$1.03
Number outstanding at end of period (000 omitted)	11,211	24,304	777	666	2,887	1,251	132	4,079

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

	2005
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$1.00	$0.99	$0.99	$0.99	$0.99	$0.99	$0.99	$0.99
Value at End of Period	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01	$1.00	$1.00
Number outstanding at end of period (000 omitted)	11,614	23,181	873	510	1,969	1,031	159	3,705

	2004
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$0.99
Value at End of Period	$1.00	$0.99	$0.99	$0.99	$0.99	$0.99	$0.99	$0.99
Number outstanding at end of period (000 omitted)	9,524	17,960	811	248	2,333	572	173	3,591

	2003
	A	B	C	D	E	F	G	H
Accumulation Unit:
Value at Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Value at End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$0.99
Number outstanding at end of period (000 omitted)	5,820	11,515	426	193	1,631	304	78	2,773

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

	Part A:	None

	Part B:	Financial Statements of Depositor. (*)

Financial Statements of Thrivent Variable Annuity Account I. (*)

(b)	Exhibits:

	1.	Resolution of the Board of Directors of Thrivent Financial for Lutherans authorizing the establishment of Thrivent Variable Annuity Account I (“Registrant”). (1)

	2.	Not Applicable.

	3.	(a) Form of Distribution Agreement between Depositor and Thrivent Investment Management Inc. (1)

(b) Principal Underwriting Agreement By and Between Depositor and Thrivent Investment Management Inc. (5)

	4.	(a) Contract. (2) (4)

(b) Amendatory Agreement (Unisex Endorsement). (1) (4)

(c) Tax Sheltered Annuity Endorsement. (2) (4)

(d) Individual Retirement Annuity Endorsement. (2) (4)

(e) Roth Individual Retirement Annuity Endorsement. (2) (4)

(f) SIMPLE Individual Retirement Annuity Endorsement. (2) (4)

(g) Variable Settlement Agreement. (2)

(h) Amendatory Agreement (Inforce-Return Protection Allocations)(4)

(i) Guaranteed Lifetime Withdrawal Benefit (6)

	5.	(a) Contract Application Form. (1) (4)

(b) Application for Variable Settlement Agreement. (2)

(c) New Account Suitability Form (4)

	6.	Articles of Incorporation and Bylaws of Depositor. (*)

	7.	Not Applicable.

	8.	Participation Agreement between the Depositor and the Fund as of December 15, 2003. (3)

	9.	Opinion of Counsel as to the legality of the securities being registered (including written consent). (*)

1

10.	Consent of Independent Registered Public Accounting Firm-Ernst & Young LLP (*)

11.	Not Applicable.

12.	Not Applicable.

13.	(a) Powers of Attorney for (7)

Dr. Addie J. Butler	Paul W. Middeke	Dr. Kurt M. Senske
James M. Hushagen	Frank H. Moeller	Dr. Albert K. Siu
F. Mark Kuhlmann	Alice M. Richter	Allan R. Spies
Richard C. Lundell	James H. Scott	Adrian M. Tocklin

(b) Frederick G. Kraegel (*)

14.	Description of Offers To Exchange Variable Annuity Contracts. (7)

(1)	Incorporated by reference from the initial registration statement of Thrivent Variable Annuity Account I, file no. 333-89488, Accession No. 0001173488-02-000004, filed May 31, 2002.
(2)	Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, file no. 333-89488, Accession No. 0001173488-02-000006, filed October 1, 2002.
(3)	Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454, Accession No. 0001193125-04-064690, filed on April 19, 2004.
(4)	Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement of Registrant, file no. 333-89488, Accession No. 0001193125-05-036247, filed on February 24, 2005.
(5)	Incorporated by reference from Post-Effective Amendment No. 5 to the registration statement of Registrant, file no. 333-89488, Accession No. 0001193125-06-084366, filed on April 20, 2006.
(6)	Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of Registrant, file no. 333-89488, Accession No. 0001193125-07-102289, filed on May 4, 2007.
(7)	Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement of Registrant, file no. 333-89488, Accession No. 0001193125-08-086870, filed on April 22, 2008.

(*) Filed herewith

Item 25. Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below. Unless otherwise noted, their principal business address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Depositor
Bruce J. Nicholson	Chairman of the Board, President & Chief Executive Officer

Dr. Addie J. Butler	Director
5417 Laurens Street
Philadelphia, Pennsylvania 19144

2

James M. Hushagen	Director
Eisenhower & Carlson, PLLC
1201 Pacific Avenue, Suite 1200
Tacoma, Washington 98402-4395

Frederick G. Kraegel	Director
1225 Hyde Lane
Henrico, Virginia 23229

F. Mark Kuhlmann	Director
SSE Inc.
77 West Port Plaza, Suite 500
St. Louis, Missouri 63146

Richard C. Lundell	Director
7341 Dogwood
Excelsior, Minnesota 55331

Paul W. Middeke	Director
55 Forest Valley Court
St. Charles, Missouri 63301

Frank H. Moeller	Director
811 Barton Springs, Suite 600
Austin, Texas 78704

Alice M. Richter	Director
14810 Blakeney Road
Eden Prairie, Minnesota 55347

James H. Scott	Director
2853 Tansey Lane
Chester Springs, Pennsylvania 19425

Dr. Kurt M. Senske	Director
Lutheran Social Services
8305 Cross Park Drive
Austin, Texas 78714

Dr. Albert K. Siu	Director
Boston Scientific
1 Boston Scientific Place
Mail Stop A6
Natick, Massachusetts 01761-1537

3

Allan R. Spies	Director
747 Detroit Street
Denver, Colorado 80206

Adrian M. Tocklin	Director
4961 Bacopa Lane South, Suite 801
St. Petersburg, Florida 33715

Bradford L. Hewitt	Senior Executive Vice President and Chief Operating Officer

Pamela J. Moret	Executive Vice President, Strategic Development

James A. Thomsen	Executive Vice President, Member Services

David M. Anderson	Senior Vice President, Centralized Service
4321 North Ballard Road
Appleton, WI 54919

Randall L. Boushek	Senior Vice President and Chief Financial Officer

Timothy J. Lehman	Senior Vice President, Member Experience Strategy

Jennifer H. Martin, Ph. D	Senior Vice President, Human Resources

Teresa J. Rasmussen	Senior Vice President, General Counsel and Secretary

Jon M. Stellmacher	Senior Vice President, Chief of Staff & Administration
4321 North Ballard Road
Appleton, WI 54919

Russell W. Swansen	Senior Vice President and Chief Investment Officer

Marie A. Uhrich	Senior Vice President, Communications

Holly J. Morris, Ph. D.	Senior Vice President and Chief Information Officer

Katie S. Kloster	Vice President and Rule 206(4)-7 Chief Compliance Officer

Paul B. Zastrow	Vice President and Treasurer

4

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of the Depositor in 2002, pursuant to the laws of the State of Wisconsin. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to the Depositor. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities.

Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent Financial for Lutherans	Fraternal benefit society offering financial services and products	Wisconsin

Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware

Thrivent Financial Bank	Federally chartered bank	Federal Charter

Thrivent Investment Management Inc.	Broker-dealer	Delaware

Thrivent Asset Management, LLC (Co-owned subsidiary of Thrivent Life Insurance Company (40%) and Thrivent Investment Management Inc. (60%))	Limited liability company and investment adviser	Delaware

North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin

Thrivent Service Organization, Inc.	General business corporation	Wisconsin

Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania

Thrivent Property & Casualty Insurance Agency, Inc.	Auto and homeowners insurance agency	Minnesota

Thrivent Insurance Agency Inc.	Licensed life and health insurance agency	Minnesota

Thrivent Financial Lifelong Resources Inc.	Engaged in educational-type programs	Minnesota

Thrivent Life Insurance Company	Life insurance company	Minnesota

Item 27. Number of Contract Owners

Number of Contracts as of March 31, 2009:

	Non-Qualified	Qualified	Totals
Current Contracts (2005)	14,880	54,704	69,584
Prior Contracts (2002)	12,053	60,841	72,894

5

Item 28. Indemnification

Section 33 of Depositor’s Bylaws; Article VIII of the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Mgt.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Mgt. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Mgt., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Funds and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Funds, or Thrivent Investment Mgt. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Funds, or Thrivent Investment Mgt. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Other activity. Thrivent Investment Management is the principal underwriter of the Contracts.

(b)	Management. The directors and officers of Thrivent Investment Management are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Underwriter
James A. Thomsen	Director and President

David M. Anderson 4321 North Ballard Road Appleton, Wisconsin 54919	Director and Senior Vice President

Karen L. Larson	Director and Vice President

Randall L. Boushek	Director

Jennifer R. Relien	Chief Legal Officer and Secretary

Andrea C. Golis	Chief Compliance Officer

Nikki L. Sorum	Vice President

6

Brian W. Picard 4321 North Ballard Road Appleton, WI 54979	Director FSO Compliance, Privacy and Anti-Money Laundering Officer

Kurt S. Tureson	Vice President, Chief Financial Officer and Treasurer

Karl D. Anderson	Vice President

Michael J. Fuehrmeyer 7197 Golfview Ct. Yorkville, Il 60560	Vice President

Michael J. Haglin	Vice President

Knut A. Olson 4321 North Ballard Road Appleton, Wisconsin 54919	Vice President

Park G. Jarrett III	Vice President

Timothy P. Schmidt 701 Xenia Avenue South Suite 550 Golden Valley, Minnesota 55416-1078	Vice President

Eric W. Verseman	Vice President

Erik J. Grinde	Assistant Vice President

David J. Kloster	Assistant Vice President

Jennifer M. Fernjack	Assistant Vice President Compliance Registered Options Principal

Jennifer J. Pope 4321 North Ballard Road Appleton, Wisconsin 54919	Assistant Vice President Senior Registered Options Principal

Cynthia J. Nigbur	Assistant Secretary

(c)	Not Applicable.

Item 30. Location of Accounts and Records

The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 and 4321 North Ballard Road, Appleton, Wisconsin 54919.

7

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Depositor hereby represents that, as to the flexible premium deferred variable annuity contracts that are the subject of this registration statement, File Number 333-89488, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Depositor.

8

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and, the Registrant has caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 20th day of April 2009.

THRIVENT VARIABLE ANNUITY ACCOUNT I
(Registrant)

By	THRIVENT FINANCIAL FOR LUTHERANS
(Depositor)

By	/s/ Bruce J. Nicholson
Bruce J. Nicholson
President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of April 2009:

/s/ Bruce J. Nicholson Bruce J. Nicholson	President and Chief Executive Officer (Principal Executive Officer)

/s/ Randall L. Boushek Randall L. Boushek	Senior Vice President and Chief Financial Officer (Principal Financial Officer)

/s/ Paul B. Zastrow Paul B. Zastrow	Vice President and Treasurer (Principal Accounting Officer)

A Majority of the Board of Directors:*

Dr. Addie J. Butler	Paul W. Middeke	Dr. Albert Siu

James M. Hushagen	Frank H. Moeller	Allan R. Spies

Frederick G. Kraegel	Alice M. Richter	Adrian M. Tocklin

F. Mark Kuhlmann	James H. Scott

Richard C. Lundell	Dr. Kurt M. Senske

*	James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Thrivent Financial for Lutherans pursuant to a power of attorney duly executed by such persons.

/s/ James M. Odland James M. Odland, Attorney-in-Fact	April 20, 2009

9

INDEX TO EXHIBITS

THRIVENT VARIABLE ANNUITY ACCOUNT I

EXHIBIT NO.

Ex 99.(b)6.	Articles of Incorporation and Bylaws of Depositor

Ex 99.(b)9.	Opinion and Consent of Counsel

Ex 99.(b)10.	Consent of Independent Registered Public Accounting Firm – Ernst & Young LLP

Ex 99.(b)13.(b)	Power of Attorney Form for Frederick G. Kraegel

10